UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-198590
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-22994
Amendment No. 8	☑
(Check appropriate box or boxes.)
Jefferson National Life of New York Annuity Account 1

(Exact Name of Registrant)
Jefferson National Life Insurance Company of New York

(Name of Depositor)
10350 Ormsby Park Place, Louisville, Kentucky 40223

(Address of Depositor's Principal Executive Offices) (Zip Code)
(866) 667-0561

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2020

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2020 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Monument Advisor® NY
Individual Variable Annuity
Issued by
Jefferson National Life Insurance Company of New York
through its
Jefferson National Life of New York Annuity Account 1
The date of this prospectus is May 1, 2020.
The contracts described in this prospectus are only available in the state of New York.
This prospectus describes the Monument Advisor® NY Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company of New York (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. Under the terms of the Contract, you may not enter the Annuity Period until thirteen (13) months from the date you purchase the Contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in "Appendix A – More Information About the Investment Portfolios." You can put your money in any of the Sub-accounts; certain restrictions may apply. We impose a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. You can view, on our Website, the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio’s management fees and other expenses you will bear indirectly.
Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.
Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.
To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2020. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Website (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus.
For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:
•	Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
•	Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.
The Contracts:
•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed and may be subject to loss of principal
Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

You should only rely on information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, We may discontinue mailing paper copies of annual and semi-annual reports for Investment Options available under the Contract unless you specifically request that paper copies continue to be delivered. Instead, annual and semi-annual reports will be made available on our Website. We will notify you by mail each time a report is posted and will provide a Website link to access the report. Instructions for requesting paper copies will also be included in the notice.
If you have already signed up for electronic administration, you will not be affected by this change and no action is required. For more information on electronic administration, see "Electronic Administration of Your Contract."
You may elect to receive all future annual and semi-annual reports in paper free of charge. To do so, you should contact Us to inform Us that paper copies of annual and semi-annual reports should be delivered. Any election to receive annual and semi-annual reports in paper will apply to all Investment Options available under the Contract.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents (continued)

Definitions of Special Terms
Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.
Accumulation Period: The period during which you invest money in your Contract.
Accumulation Unit: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.
Advisor Fee: Any fee charged by any Investment Advisor or financial professional you hire and processed as such by the Company as a withdrawal from the Contract Value.
Annuitant(s): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments. If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.
Annuity Date: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions are based on the age of the primary Annuitant.
Annuity Options: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.
Annuity Payments: Periodic income payments provided under the terms of one of the Annuity Options.
Annuity Period: The period during which We make income payments to you.
Beneficiary: The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.
Business Day: Generally, any day on which the New York Stock Exchange is open for trading. Our Business Day ends at the closing of regular trading on the New York Stock Exchange. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers."
Code: The Internal Revenue Code of 1986, as amended.
Company: Jefferson National Life Insurance Company of New York, also referred to as Jefferson National, We, Us, and Our.
Contract: The Monument Advisor® NY individual variable annuity contract, which provides variable investment options offered by the Company.
Contract Anniversary: The anniversary of the Business Day you purchased the Contract.
Contract Value: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.
Death Benefit Amount: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.
Due Proof of Death: When the Company receives both a death certificate and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.
FINRA: Financial Industry Regulatory Authority, Inc.
Free Look Period: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is 10 days from receipt, or 60 days if it is a Replacement Contract.
Insurance Charges: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.
Investment Advisor: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you.

Investment Allocations of Record: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select.
Investment Options: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.
Investment Portfolio(s): The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.
Jefferson National Service Center: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 1-866-667-0561).
Joint Owner: The individual who co-owns the Contract with another person.
Low Cost Fund Platform Fee: Fee imposed by the Company on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. This fee is assessed daily as part of the daily Accumulation Unit value calculation. See "Expenses – Low Cost Fund Platform Fee" for further details, including a list of the Sub-accounts for which the Company currently imposes the fee.
Maximum Maturity Date: The date on which the primary Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Net Contract Value: An amount equal to the Contract Value reduced by the applicable portion of the Subscription Fee.
Non-Natural Owner: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.
Non-Qualified Contract: A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").
Owner: You, the purchaser of the Contract, are the Owner.
Purchase Payment: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.
Qualified Contract: A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.
Replacement Contract: A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or an unaffiliated insurance company).
Secure Online Account: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.
Separate Account: Jefferson National Life of New York Annuity Account 1, which invests in the Investment Portfolios.
Sub-account: A segment within the Separate Account which invests in a single Investment Portfolio.
Subscription Fee: $20 per month fee charged by Us to issue and administer the Contract.
Tax Deferral: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.
Website: www.nationwideadvisory.com, which is the website of Jefferson National Life Insurance Company of New York. You may obtain information about your Contract and request certain transactions through the Website.
Highlights
The variable annuity Contract that We are offering is a Contract between you (the Owner, You or you) and Us (We, we, Us, us, Our, our). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of the Separate Account. The Contract is intended to be used to accumulate money for retirement or other long-term Tax Deferral purposes.

The Contract charges no insurance fees other than the monthly Subscription Fee imposed during the Accumulation Period and Annuity Period. You do pay any applicable Low Cost Fund Platform Fees for certain Sub-account allocations, as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios’ advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios.
The Contract includes a death benefit which is described in detail under the heading "Death Benefit."
All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.
Under the terms of the Contract, you may not enter the Annuity Period until thirteen (13) months from the date you purchase the Contract.
You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amounts of the Annuity Payments are constant for the entire Annuity Period. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint annuitants, all provisions are based on the age of the primary annuitant.
Free Look
If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or 60 days if it is a Replacement Contract) and We will cancel the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract, or 60 days if it is a Replacement Contract. On the day We receive your request We will return your Contract Value. This refund amount will be the Contract Value plus the amount of fees and other charges deducted from the Contract via redemption of Accumulation Units, if applicable, such as Subscription Fees. The amount refunded will not include any underlying fund charges or Contract fees that were assessed daily as part of the Accumulation Unit value calculation during the free look period. See "The Company - Free Look" section for additional details.
Tax Penalty
In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits.
Document Delivery Requirements
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should consider electing and continue to receive documents electronically if you have regular and continuous Internet access. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available on our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses may also be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports of the Investment Portfolios on our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.
We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time.
We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, We will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days’ notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee on amounts invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further information, see "Expenses – Low Cost Fund Platform Fee."
Inquiries
If you need more information, please go to www.nationwideadvisory.com or contact Us at:
Jefferson National Life Insurance Company of New York
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561
Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.
Owner Transaction Expenses
Contingent Deferred Sales Charge (as a percentage of Purchase Payments withdrawn)	None
Transfer Fee[1]	Current Charge: None	Maximum Charge: $25.00
[1]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply as further described under the heading "Transfers – Excessive Trading Limits" and "Transfers – Short Term Trading Risk."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.
Separate Account Annual Expenses Table
	Current Charge	Maximum Charge
Subscription Fee	$240.00 per Contract annually ($20.00 per month)	$240.00 per Contract annually ($20.00 per month)
Separate Account Annual Expenses (as a percentage of Contract Value invested in the Investment Portfolios) Mortality and Expense Risk Charge	0.00%	0.00%
Administrative Charge	0.00%	0.00%
Total Separate Account Annual Expenses	$240.00	$240.00
Optional Low Cost Fund Platform
The next item shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further details, see "Expenses – Low Cost Fund Platform Fee."
	Minimum Annual Fee	Maximum Annual Fee
Low Cost Fund Platform Fee (as a percentage of the average daily Contract Value allocated to the Sub-account)	0.05%	0.25%
Investment Portfolio Operating Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the Investment Portfolios that you may pay periodically during the life of the contract. More detail concerning each underlying Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.
	Minimum	Maximum
Total Investment Portfolio operating expenses
Expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses for the period ended December 31, 2019.
Current and future total operating expenses of the Investment Portfolios could be higher or lower than those shown in the table.	Gross: 0.11%	Gross: 5.81%
The minimum and maximum Investment Portfolio fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Investment Portfolios. Therefore, actual expenses could be lower. Refer to the Investment Portfolio prospectuses for specific expense information. Additionally, the minimum and maximum underlying mutual fund operating expenses indicated above do not reflect the assessment of the Low Cost Fund Platform Fee, which is assessed by Us on certain Sub-account allocations. The Low Cost Fund Platform Fee may increase the cost of investing in certain Investment Portfolios beyond the minimum and maximum Investment Portfolio operating expenses reflected in the above table.

Examples of Fees and Expenses
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Subscription Fee, and Investment Portfolio fees and expenses.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. The Example does not reflect the assessment of the Low Cost Fund Platform Fee, which, if reflected, would result in higher expenses. For a description of the Low Cost Fund Platform Fee, see "Expenses – Low Cost Fund Platform Fee." The Subscription Fee for every Contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the Subscription Fee, but converted it to an asset based charge based on the average contract size of Jefferson National Life Insurance Company of New York as of the previous December 31. This conversion causes the Subscription Fee in the example below to be less than $240 annually. Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:
Highest cost example using maximum charges:
(1)	Assuming Contract charges and gross maximum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$588.48	$1,749.87	$2,890.80	$5,655.94
(2)	Assuming Contract charges and gross minimum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$18.48	$58.16	$101.74	$230.46
Condensed Financial Information
Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.
The Company
Jefferson National Life Insurance Company of New York was organized in 2014.
We are principally engaged in the life insurance and annuity business in the state of New York. We are a stock company organized under the laws of the state of New York and are a direct subsidiary of Jefferson National Life Insurance Company and an indirect subsidiary of Jefferson National Financial Corp.
Jefferson Financial Corp is ultimately owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company, which are engaged in general insurance and reinsurance business, except life insurance.
The obligations under the Contracts are obligations of Jefferson National Life Insurance Company of New York.
The Monument Advisor NY Variable Annuity Contract
This prospectus describes The Monument Advisor NY Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.
The Contract benefits from Tax Deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contract may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides Tax Deferral under the Code. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.
The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.
You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amounts of the Annuity Payments are constant for the entire Annuity Period.
Free Look
If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it, or 60 days if it is a Replacement Contract. Investment Portfolio operating expenses and any Contract fees that are assessed daily as part of the Accumulation Unit value calculation will have been deducted. On the Business Day We receive your request We will return your Contract Value plus any fees and other charges deducted via redemption of Accumulation Units. The amount will not include any underlying fund charges that may have been imposed. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract, or 60 days if it is a Replacement Contract.
Owner. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.
A change of Owner may be a taxable event.
Joint Owner. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.
Restricted Beneficiary. In accordance with Company procedures and applicable law, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
Assignment
Subject to applicable law, you can assign the Contract at any time during the Contract Owner’s lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.
An assignment may be a taxable event.
If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

Electronic Administration of Your Contract
This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.
If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.
Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.
You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.
We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.
You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Confirmations and Statements
We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified

Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@nationwideadvisory.com or call Us at (866) 667-0561.
Requesting Transactions or Obtaining Information About your Contract
You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.
Telephone and Website Transactions. You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.
We will accept transaction requests from your Investment Advisor or financial professional upon your written request. You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.
We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine and will not be liable for following instructions that are reasonably determined to be genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.
Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although We have taken precautions to prevent such outages or slowdowns, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transactions by mail.
Security of Electronic Communications With Us. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.
You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.
Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.
We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website or secure file share portal. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Nationwide Mutual Insurance Co." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Good Order
A request or transaction generally is considered in good order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, good order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your Investment Advisor or financial professional before submitting the form or request.
Purchase
Application for a Contract
If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
Purchase Payments
A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000 without Our prior approval and will be subject to such terms and conditions as We may require.
Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.
Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay Advisor Fees), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments
You control where your Purchase Payments are invested. On the application for a Contract, you may choose to have 100% of your initial Purchase Payment invested in the money market Sub-Accounts. Alternatively, you may use a separate administrative form to select the Sub-Accounts in which to invest your initial Purchase Payment. Any subsequent or additional Purchase Payments will be allocated based on your Investment Allocation of Record. Please make sure your Investment Allocation of Record is kept current. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. See "Expenses – Low Cost Fund Platform Fee" for further details.
Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes at the close of regular trading on the New York Stock Exchange.
Investment Options
Investment Portfolios
The Contract offers various Sub-accounts, each of which invests exclusively in an Investment Portfolio listed in "Appendix A – More Information About the Investment Portfolios." During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives.
In the future, additional Investment Portfolios managed by certain investment advisory firms, brokerage firms, or their affiliates may be added. These additional Investment Portfolios may be offered exclusively to purchasing customers of the particular investment advisory firm or brokerage firm, or through other exclusive distribution arrangements.
You should read the summary prospectus or prospectus for any Investment Portfolio carefully before investing. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these summary prospectuses and prospectuses will not be sent to you in paper. They are, however, available on Our Website. See "Appendix A – More Information About the Investment Portfolios" which contains the investment objective for each Investment Portfolio.
The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisors. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisors cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisors.
A significant portion of the assets of certain Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.
Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.
Administrative, Marketing and Support Services Fees
Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees.
Selection of Investment Portfolios
The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company reviews each Investment Portfolio periodically after it is selected. Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets. If this occurs, you may remain invested in the Investment Portfolio, although you may be restricted from adding additional Purchase Payments or transferring additional Contract Value into such Investment Portfolio. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice.
Fixed Account
No fixed account is available during the Accumulation Period. See "Annuity Payments" for information on the Fixed Account during the Annuity phase of the Contract (these payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability).
Voting Rights
Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other Owners materials describing the matters to be voted on and we may send these materials to you in paper even if you have elected Electronic Administration. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own, including shares owned by us and our affiliates, and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of Contract Owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.
Substitution
It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any substitution is made. Once a substitution is approved, your investment in such Investment Portfolio will automatically be transferred into the new Investment Portfolio.
Transfers
You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Sub-accounts. See "Expenses – Low Cost Fund Platform Fee" for further details. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section below.

Early Cut-Off Times
Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See "Appendix A – More Information About the Investment Portfolios" for a list of Investment Portfolios with early cut-off times. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.
Transfers During the Accumulation Period
You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you.
We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:
(1)	Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.
(2)	Your request for transfer must clearly state how much the transfer is for.
(3)	Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:
(a)	the requirement of a minimum time period between each transfer;
(b)	not accepting a transfer request from an Investment Advisor or financial professional acting under a power of attorney on behalf of more than one Owner; or
(c)	limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.
(4)	We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.
This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.
Excessive Trading Limits
The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Owners invested in the Investment Portfolio.
We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or financial professional acting under a limited power of attorney, for any reason, including without limitation, if:
•	We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by an Investment Advisor or financial professional, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or
•	We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or
•	We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or
•	the requested transaction violates Our administrative rules designed to detect and prevent market timing.

The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular Owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to withdrawals from the Contract.
We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.
Short-Term Trading Risk. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.
The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.
As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.
Frequent Trading. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.
If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor or financial professional will be notified, and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.
In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).

Dollar Cost Averaging Program
The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.
Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.
There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see "Expenses – Low Cost Fund Platform Fee."
Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.
Rebalancing Program
Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see "Expenses – Low Cost Fund Platform Fee."
Example: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.
Advisor Fee Withdrawals
Jefferson National understands the importance to you of having advice from an Investment Advisor or financial professional regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors or financial professionals and is not endorsing such programs. If Advisor Fees will be paid out of your Contract during the Accumulation Period, you will be required to enter into an advisory agreement with your Investment Advisor or financial professional.
Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay Advisor Fees. You should consult a tax advisor regarding the tax treatment of the payment of Advisor Fees from your Contract. See "Taxes" for further information.
Expenses
There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Subscription Fee
We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the Contracts. On the last Business Day of the month, this fee is deducted from the money market Investment Portfolios you are invested in, pro rata, via a redemption of Accumulation Units. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata, via a redemption of Accumulation Units. We will deduct the Subscription Fee each month during the Accumulation Period. We also impose the applicable portion of the fee at death and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.
We will waive the $20 per month Subscription Fee if on the day the Subscription Fee would be levied your entire Contract Value is invested in one or more Sub-accounts for which the Company charges a Low Cost Fund Platform Fee and one or more of the following Sub-accounts (Waiver Sub-accounts):
Waiver Sub-Accounts:
•	Nationwide Variable Insurance Trust – DFA NVIT Capital Appreciation (Class P)
•	Nationwide Variable Insurance Trust – DFA NVIT Moderate (Class P)
•	Nationwide Variable Insurance Trust – NVIT Government Money Market (Class Y)
NOTE: If Contract Value is allocated to one or more Waiver Sub-accounts, the waiver of the Subscription Fee will only apply if on the day the Subscription Fee would be levied, the total allocation to all of the Waiver Sub-accounts combined is equal to or less than 10% of the total Contract Value. If on such date the total allocation to all of the Waiver Sub-accounts combined is greater than 10% of the total Contract Value, the $20 per month Subscription Fee will apply for that month.
Contract Maintenance Charge
We impose no other Contract maintenance charge.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee, up to 0.25% annually (this is the maximum fee) on Contract Value invested in certain Sub-accounts. The fee is deducted as an annualized percentage of the daily Contract Value allocated to the particular Sub-account(s). The determination of which Sub-accounts impose a Low Cost Fund Platform Fee is made by Us at Our sole discretion. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Sub-accounts for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company’s Website or upon request. Some of the indicated Sub-accounts may not be available due to the date your Contract was issued. Refer to "Appendix A: More Information About the Investment Portfolios" for more information regarding Sub-account availability.
Sub-accounts with a Low Cost Fund Platform Fee of 0.25%:
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y

•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Sub-accounts with a Low Cost Fund Platform Fee of 0.10%:
•	ProFunds - ProFund VP Small-Cap Growth
This list may change at any time; however, if a Sub-account which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Sub-account without your consent. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Sub-accounts for which the Company charges the Low Cost Fund Platform Fee.
Investment Portfolio Operating Expenses
There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio operating expenses are included as part of Our calculation of the value of the Accumulation Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers. The advisory fees and other expenses, if any, which are more fully described in the Investment Portfolio prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Transfer Fee
We impose no transfer fee for transfers made during the Accumulation Period.
Income Taxes
Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.
Contract Value
Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero, we reserve the right to surrender your Contract.
Accumulation Units
Every Business Day, we determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:
(1)	the net asset value of the Investment Portfolio as of the end of the current Business Day; and
(2)	the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).
(b)	is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.
(c)	is a factor representing any Contract charges that are deducted from the Sub-account, which will include any applicable Low Cost Fund Platform Fees.
Note: The factor in (c) above reflects only those Contract charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect other charges that are assessed via the redemption of Accumulation Units (e.g., Subscription Fee).
The value of an Accumulation Unit may go up or down from Business Day to Business Day.
When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Subscription Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.
We calculate the value of an Accumulation Unit for each Sub-account at the close of regular trading on the New York Stock Exchange each Business Day and then credit your Contract.
EXAMPLE: On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.
Access To Your Money
You can have access to the money in your Contract:
(1)	by making a withdrawal (either a partial or a complete withdrawal);
(2)	by electing to receive Annuity Payments; or
(3)	when a death benefit is paid to your Beneficiary.
Withdrawals can only be made during the Accumulation Period.
When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription Fees.
All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.
Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the "Suspension of Payments or Transfers" provision (see below) is in effect.
A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).
Systematic Withdrawal Program
The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.

You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone withdrawals or transfers for any period when:
(1)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2)	trading on the New York Stock Exchange is restricted;
(3)	an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;
(4)	during any other period when the SEC, by order, so permits for the protection of Owners.
If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an Owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.
Death Benefit
Upon Your Death During the Accumulation Period
If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations.
The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary.
Restricted Beneficiary
In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor.
Death Benefit Amount During the Accumulation Period
The Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee, at the time we receive due proof of death and a payment election.

Payment of the Death Benefit During the Accumulation Period
Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2.
OPTION 1 - lump sum payment of the Death Benefit Amount; or
OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or
OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.
Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:
•	continue the Contract in his or her own name at the then current Death Benefit Amount;
•	elect a lump sum payment of the Death Benefit Amount; or
•	apply the Death Benefit Amount to an Annuity Option.
If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Death of Contract Owner During the Annuity Period
If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.
Death of Annuitant
If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering purchase of the Contract should first consult a qualified tax advisor.
Annuity Payments (The Annuity Period)
Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.

You can select any Annuity Date provided it is at least thirteen (13) months after the Contract issue date, but may not be later than the Maximum Maturity Date.
The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. For a Contract held as an IRA, once you attain age 70½ (age 72 for Contract Owners who turn age 72 on or after January 1, 2020), you are required to either annuitize the Contract or take the required minimum distribution under the Code.
You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.
During the Annuity Period, you may only choose to have fixed Annuity Payments. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.
Annuity Payment Amount
On the Annuity Date, the Contract Value, less the Subscription Fee, will be applied under the Annuity Option you selected.
Annuity Payments are made monthly unless you have less than $2,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $20 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $20.
Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.
Annuity Options
You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.
OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.
OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization. Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.

Taxes
NOTE: Jefferson National has prepared the following information on federal taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.
The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Annuity Contracts in General
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Tax Status of the Contracts
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.
Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.
Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
For Contract Owners who reach age 70½ prior to January 1, 2020, distributions from an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from an IRA, SEP IRA, or Simple IRA must begin. For Contract Owners who attain age 72 on or after January 1, 2020, distributions must begin no later than April 1 of the calendar year in which the Contract Owner turns age 72. Distributions may be paid in a lump sum or in payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime; therefore, the required beginning date is not applicable to Roth IRAs.
If the Owner dies on or before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

The SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. If the Contract Owner dies on or after January 1, 2020 and the individual Beneficiary is not an eligible designated beneficiary as defined under the Code, then the entire interest in the Contract must be distributed by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering purchase of the Contract should consult a qualified tax advisor.
If the Contract Owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), then the entire balance of the Contract must be distributed by December 31 of the tenth year following the Contract Owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), the entire balance of the Contract will be distributed by December 31 of the tenth year following the Contract Owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the Contracts.
For Individual Retirement Annuities, SEP IRAs and SIMPLE IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or SIMPLE IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Other rules may apply to Qualified Contracts.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also, a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Taxation of Non-Qualified Contracts
Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals. In general, when a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the withdrawal over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. For information on the tax consequences of Advisor Fee withdrawals, please see "Taxation of Non-Qualified Contracts – Advisor Fees." In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
Advisor Fees. In a private letter ruling issued to the Company in 2019, the IRS ruled that the payment of Advisor Fees will not be treated as distributions from Non-Qualified Contracts, will not be taxable to the Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Owners who are under age 59 ½ if all of the following requirements are met:
•	the annuity contract is designed for Owners who will receive ongoing investment advice from an Investment Advisor who is appropriately licensed and in the business of providing investment advice;
•	the Contract Owner authorizes Advisor Fees to be paid periodically to the advisor from the Contract’s cash value;
•	the Advisor Fees will be determined based on an arms-length transaction between the Owner and Investment Advisor;
•	the Advisor Fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the Advisor Fees relate ("PLR Permitted Amount");
•	the Advisor Fees will compensate the Investment Advisor only for investment advice that the Investment Advisor provides to the Owner with respect to the Contract and not for any other services or accounts;
•	while the fee agreement is in place, the Contract will be solely liable for the payment of Advisor Fees directly to the Investment Advisor;
•	the Owner may not pay the fees to the Investment Advisor from any other accounts or assets nor can the Owner direct the payment of fees for any other purpose or to any other person; and
•	the Investment Advisor will not receive a commission for the sale of the Contract.
It is unclear how an Advisor Fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any Advisor Fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
Systematic Advisor Fees. "Systematic Advisor Fees" are Advisor Fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Advisor Fee calculation will apply for that calendar year. Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if:
•	The amount of the Systematic Advisor Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•	The annual cumulative total of Systematic Advisor Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Advisor Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.

Non-Systematic Advisor Fees. "Non-Systematic Advisor Fees" are Advisor Fees that do not meet the definition of Systematic Advisor Fees. Non-Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Advisor Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.
Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.
Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.
In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.
The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate Purchase Payments and transfer funds among the available Sub-accounts, all investment decisions concerning the Sub-accounts will be made by Us or an advisor in its sole and absolute discretion.
Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.
At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, and certain deferred compensation plans under Code Section 457.
Required Minimum Distributions
Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020) or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a traditional SEP or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.
Medicare Tax
A 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends and certain other items). The 3.8% Medicare tax is imposed on the lesser of:
(1)	the taxpayer’s "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or
(2)	the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).
"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.
Seek Tax Advice
The above description of federal income tax consequences is only a brief summary meant to alert you to the issues and is not intended as tax advice. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering purchase of a Contract should first consult a qualified tax adviser.

Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Legal Proceedings
Jefferson National Life Insurance Company of New York ("the Company")
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquires, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Jefferson National Securities Corporation ("JNSC")
The general distributor, JNSC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
Abandoned Property Requirements
Every state has unclaimed property laws that generally declare non-qualified annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the Death Benefit Amount is due and payable. For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Escheatment is the formal, legal name for this process. However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.
Proof of Age and Survival
The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements
If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.

Changes to Comply with Law and Amendments
The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
The Separate Account
We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life of New York Annuity Account 1 serves the variable annuity portion of the Contract. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under New York Insurance law on June 20, 2014. Jefferson National Life of New York Annuity Account 1 is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life of New York Annuity Account 1 is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the New York Department of Financial Services. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.
The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.
Where permitted by law, we may:
•	create new Separate Accounts;
•	combine separate accounts, including combining the Separate Account with another separate account established by the Company;
•	transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;
•	transfer the Separate Account to another insurance company;
•	add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;
•	make the Sub-accounts available under other policies we issue;
•	add new Investment Portfolios or remove existing Investment Portfolios;
•	substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;
•	deregister the Separate Account under the Investment Company Act of 1940; and
•	operate the Separate Account under the direction of a committee or in another form.
Distributor
Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. See the Statement of Additional Information for more information.
We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or investment advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.

Financial Statements
Our financial statements and schedules have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

APPENDIX A: More Information About the Investment Portfolios
This appendix contains information about the Investment Portfolios in which the Sub-Accounts invest. The Investment Portfolios in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each Investment Portfolio for more detailed information. Underlying prospectuses for the Investment Portfolios are available online or through your Secure Online Account and by contacting the Jefferson National Service Center.

Designations Key:
EC:	The Investment Portfolio imposes an early cut-off time for transfer requests (see Transfers – Early Cut-off Times).
FF:	The Investment Portfolio primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an Investment Portfolio that does not invest in other mutual funds. Refer to the prospectus for this Investment Portfolio for more information.
LCFF:	Nationwide assesses a Low Cost Fund Fee on allocations to this Sub-Account because the Investment Portfolio does not provide the Company with sufficient revenue (see Expenses - Low Cost Fund Platform Fee). The revenue (12b-1 fees) compensates the Company for promoting, marketing, and administering the contract and the Investment Portfolios.
VOL:	The Investment Portfolio uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of Investment Portfolio may result in foregone investment gains that could otherwise be realized by investing in riskier Investment Portfolios.
Advisors Preferred Trust - Gold Bullion Strategy Portfolio
Investment Advisor:	Advisors Preferred, LLC
Sub-advisor:	Flexible Plan Investments, Ltd.
Investment Objective:	The Fund seeks returns that reflect the performance of the price of Gold bullion.
Designation: EC: 3:30 PM EST
Alger Capital Appreciation Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Seeks long-term capital appreciation
Alger Large Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2018
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Global Thematic Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2020
Contracts issued prior to May 1, 2020, with assets allocated to this Sub-account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-account provided the allocation to that Sub-account is greater than $0. Once the allocation to this Sub-account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	The Portfolio seeks to provide investors with capital appreciation.
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Capital appreciation and some current income.
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Current income and preservation of capital.
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Capital appreciation.
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Current income and capital appreciation
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 (formerly, American Funds Insurance Series® - Mortgage Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide current income and preservation of capital.
American Funds Insurance Series® - Asset Allocation Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds Insurance Series® - Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund's secondary objective is to provide growth of capital.
American Funds Insurance Series® - Capital World Bond Fund: Class 4 (formerly, American Funds Insurance Series® - Global Bond Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide, over the long term, a high level of total return consistent with prudent investment management.
American Funds Insurance Series® - Global Growth & Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide long-term growth of capital while providing current income.

American Funds Insurance Series® - Global Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide growth of capital.
American Funds Insurance Series® - Growth-Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to achieve long-term growth of capital and income.
American Funds Insurance Series® - High-Income Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s primary investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation.
American Funds Insurance Series® - International Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - International Growth & Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide long-term growth of capital while providing current income.
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The fund's investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: FF, VOL
American Funds Insurance Series® - Managed Risk Blue Chip Income and Growth Fund: Class P2
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
American Funds Insurance Series® - New World Fund®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is long-term capital appreciation.
American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide a high level of current income consistent with preservation of capital.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	The investment objective of the Fund is to seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	To seek long-term capital appreciation.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek long-term capital growth.
BlackRock Variable Series Funds, Inc. - BlackRock U.S. Government Bond V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek to maximize total return, consistent with income generation and prudent investment management.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Designation: LCFF
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
Calvert Variable Products, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Investment Advisor:	Calvert Research and Management
Investment Objective:	Provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.
Columbia Funds Variable Insurance Trust - Columbia VP Select Smaller-Cap Value Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term growth of capital.

Columbia Funds Variable Insurance Trust - Columbia VP Strategic Income Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks total return, consisting of current income and capital appreciation.
Columbia Funds Variable Series Trust II - Columbia VP Select Large-Cap Value Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term growth of capital.
Columbia Funds Variable Series Trust II - Columbia VP Seligman Global Technology Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term capital appreciation.
Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Designation: LCFF

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (formerly, Federated Insurance Series - Federated High Income Bond Fund II: Primary Shares)
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (formerly, Federated Insurance Series - Federated Kaufmann Fund II: Service Shares)
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Global Investment Management Corp.
Investment Objective:	Capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (formerly, Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares)
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Investment Objective:	To achieve high current income and moderate capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	Seeks high total return with a secondary objective of principal preservation.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Geode Capital Management, LLC
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks to provide capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
First Eagle Variable Funds - Overseas Variable Fund
Investment Advisor:	First Eagle Investment Management, LLC
Investment Objective:	The fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies.
Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Institutional, LLC
Investment Objective:	Seeks high total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation, with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high level of current income, with capital appreciation over the long term as a secondary goal.
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks income.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Global Managed Futures Strategy
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Global Managed Futures Strategy Fund (the "Fund") seeks to generate positive total returns over time.
Guggenheim Variable Funds - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Funds - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of current income and capital appreciation.
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation.

Guggenheim Variable Funds Trust - Series P (High Yield Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Comstock Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To provide reasonable current income and long-term growth of income and capital.
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Both capital appreciation and current income
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To provide current income consistent with preservation of capital and liquidity.
Invesco - Invesco V.I. Government Securities Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's objective is total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.
Invesco - Invesco V.I. Health Care Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.

Invesco - Invesco V.I. High Yield Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Canada Ltd.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Technology Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco Oppenheimer V.I. Global Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Total Return Bond Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks total return.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Balanced: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.
Ivy Variable Insurance Portfolios - Corporate Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Energy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Global Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.

Ivy Variable Insurance Portfolios - High Income: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Natural Resources: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Science and Technology: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Value: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (formerly, Janus Henderson VIT Balanced Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (formerly, Janus Henderson VIT Enterprise Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (formerly, Janus Henderson VIT Flexible Bond Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Insititutional Shares (formerly, Janus Henderson VIT Forty Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (formerly, Janus Henderson VIT Global Research Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (formerly, Janus Henderson VIT Mid Cap Value Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Seeks capital appreciation.

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (formerly, Janus Henderson VIT Overseas Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (formerly, Janus Henderson VIT Research Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson U.S. Low Volatility Portfolio: Service Shares (formerly, Janus Henderson U.S. Low Volatility Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Intech Investment Management LLC
Investment Objective:	Seeks capital appreciation.
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
Investment Advisor:	John Hancock Variable Trust Advisers, LLC
Sub-advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek long-term capital appreciation
Designation: LCFF
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize long-term total return.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The Portfolio seeks total return.
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The Portfolio seeks long-term capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement US Small-Mid Cap Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Seeks long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	Seeks capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	Seeks dividend income, growth of dividend income and long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust - QS Legg Mason Dynamic Multi-Strategy VIT Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	QS Investors, LLC and Western Asset Management Company
Investment Objective:	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The fund will seek to reduce volatility as a secondary objective.
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (formerly, Lord Abbett Series Fund, Inc. - Calibrated Dividend Growth Portfolio: Class VC)
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Current income and capital appreciation.
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Long-term growth of capital and income without excessive fluctuations in market value.
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Mutual Fund and Variable Insurance Trust - Rational Trend Aggregation VA Fund
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	To seek total return on investment, with dividend income as an important component of that return.
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Designation: LCFF

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF, LCFF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF, LCFF
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LCFF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital and income generation.
Northern Lights Variable Trust - 7Twelve Balanced Portfolio: Class 3
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
Northern Lights Variable Trust - Power Dividend Index VIT Fund: Class 1
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	The primary investment objective is total return from income and capital appreciation. Capital Preservation is a secondary objective of the Fund.
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	The Fund’s primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Northern Lights Variable Trust - Power Momentum Index VIT Fund: Class 1
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	Capital growth and income.
Northern Lights Variable Trust - Probabilities VIT Fund: Class 1
Investment Advisor:	Probabilities Fund Management, LLC
Investment Objective:	Capital appreciation.
Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks income and capital appreciation.
Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to preserve capital and provide moderate income and moderate capital appreciation.
Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.

Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Capital Appreciation.
PIMCO Variable Insurance Trust - All Asset All Authority Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks total return which exceeds that of its benchmark.
PIMCO Variable Insurance Trust - Global Managed Allocation Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Short Term Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	The portfolio seeks current income and total return.
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Reasonable income and capital growth.
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	A high level of current income.
ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.
Designation: EC: 2:55 PM EST
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BanksSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Bear
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD).
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Falling U.S. Dollar
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index®.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Government Money Market
This Sub-Account is no longer available to receive transfers or new purchase payments effective July 3, 2019
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks a high level of current income consistent with liquidity and preservation of capital.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health CareSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the MSCI EAFE Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones InternetSM Composite Index.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Large-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Large-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Pharmaceuticals Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real EstateSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Rising Rates Opportunity
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily price movement of the most recently issued 30-Year U.S. Treasury Bond. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short Mid-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short Small-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP Small-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TechnologySM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Telecommunications Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP U.S. Government Plus
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to one and one -quarter times (1.25x) the daily price movement of the most recently issued 30-Year U.S. Treasury Bond. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP UltraBull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP UltraMid-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP UltraNASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP UltraShort NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP UltraSmall-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index.
Designation: EC: 3:55 PM EST
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT High Yield Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam Variable Trust - Putnam VT Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	High current income with preservation of capital as its secondary objective.
Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks positive total return.

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Long-term capital appreciation.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: EC: 3:50 PM EST

Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - High Yield Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Designation: EC: 3:45 PM EST
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: EC: 3:55 PM EST

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Japan 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Nova Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST

Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Russell 2000® 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to 200% of the performance of the Russell 2000® Index on a daily basis.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - S&P 500 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: EC: 3:50 PM EST

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: EC: 3:50 PM EST

SEI Insurance Products Trust -VP Balanced Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Capital appreciation while maintaining broad equity and fixed income market participation.
SEI Insurance Products Trust -VP Conservative Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Manage risk of loss while providing the opportunity for modest capital appreciation.
SEI Insurance Products Trust -VP Defensive Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Manage risk of loss while providing current income and opportunity for limited capital appreciation.
SEI Insurance Products Trust -VP Market Growth Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Capital appreciation while maintaining broad equity and fixed income market participation.
SEI Insurance Products Trust -VP Market Plus Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Long-term capital appreciation.
SEI Insurance Products Trust -VP Moderate Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Capital appreciation, while managing the risk of loss.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of income consistent with moderate fluctuations in principal value.
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
The Timothy Plan - Conservative Growth Portfolio Variable Series
Investment Advisor:	Timothy Partners, Ltd.
Investment Objective:	The investment objective of the Portfolio is to generate moderate levels of long-term capital growth.
The Timothy Plan - Strategic Growth Portfolio Variable Series
Investment Advisor:	Timothy Partners, Ltd.
Investment Objective:	The investment objective of the Portfolio is to generate medium to high levels of long-term capital growth.

Third Avenue Variable Series Trust - FFI Strategies Portfolio (formerly, Third Avenue Variable Series Trust - Third Avenue Value Portfolio)
Investment Advisor:	Third Avenue Management LLC
Investment Objective:	Long-term capital appreciation.
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
Investment Advisor:	Redwood Investment Management, LLC
Investment Objective:	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-account provided the allocation to that Sub-account is greater than $0. Once the allocation to this Sub-account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	Redwood Investment Management, LLC
Investment Objective:	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (formerly, VanEck VIP Trust - VanEck VIP Unconstrained Emerging Markets Bond Fund: Initial Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks high total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Vanguard Variable Insurance Fund - Balanced Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide long-term capital appreciation and reasonable current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Capital Growth Portfolio
Investment Advisor:	PRIMECAP Management Company
Investment Objective:	The Portfolio seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	The Portfolio seeks to provide current income and low to moderate capital appreciation.
Designation: LCFF, EC: 2:30 PM EST

Vanguard Variable Insurance Fund - Diversified Value Portfolio
Investment Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC
Investment Objective:	Seeks to provide long-term capital appreciation and income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Equity Income Portfolio
Investment Advisor:	Wellington Management Company, LLP; Vanguard Quantitative Equity Group
Investment Objective:	Seeks to provide an above average level of current income and reasonable long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Equity Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Growth Portfolio
Investment Advisor:	Jackson Square Partners, LLC; Wellington Management Company LLP
Investment Objective:	The Portfolio seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Vanguard Variable Insurance Fund High Yield Bond Portfolio seeks to provide a high level of current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - International Portfolio
Investment Advisor:	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	The Portfolio seeks to provide capital appreciation and a low to moderate level of current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Designation: LCFF, EC: 2:30 PM EST

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to provide current income while maintaining limited price volatility.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Small Company Growth Portfolio
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-account provided the allocation to that Sub-account is greater than $0. Once the allocation to this Sub-account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ArrowMark Partners; Vanguard Quantitative Equity Group
Investment Objective:	Vanguard Variable Insurance Fund Small Company Growth Portfolio seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Designation: LCFF, EC: 2:30 PM EST
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Newfleet Asset Management, LLC
Investment Objective:	Long-term total return.
Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Sustainable Growth Advisers, LP
Investment Objective:	High total return consistent with reasonable risk.
Wells Fargo Variable Trust - VT Discovery Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

APPENDIX B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts as of December 31, 2019. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2019; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Jefferson National Life Insurance Company of New York
Jefferson National Life of New York Annuity Account 1
CONDENSED FINANCIAL INFORMATION
The tables below provide per unit information about the financial history of each Sub-account.
The inception of the funds is April 17, 2015 unless otherwise noted.
	2019	2018	2017	2016	2015
AB VARIABLE PRODUCTS SERIES FUND, INC.:
Dynamic Asset Allocation Portfolio
Beginning AUV	$13.20	$14.24	$12.46	$12.05	$12.75
Ending AUV	$15.21	$13.20	$14.24	$12.46	$12.05
Ending number of AUs (000s)	—	—	—	—	—
Global Thematic Growth Portfolio
Beginning AUV	$14.58	$16.20	$11.88	$11.99	$12.58
Ending AUV	$18.92	$14.58	$16.20	$11.88	$11.99
Ending number of AUs (000s)	—	—	—	—	—
Growth and Income Portfolio
Beginning AUV	$22.34	$23.67	$19.90	$17.88	$17.86
Ending AUV	$27.68	$22.34	$23.67	$19.90	$17.88
Ending number of AUs (000s)	7	7	9	8	—
International Growth Portfolio
Beginning AUV	$9.06	$11.00	$8.17	$8.79	$9.60
Ending AUV	$11.53	$9.06	$11.00	$8.17	$8.79
Ending number of AUs (000s)	—	—	—	—	—
International Value Portfolio
Beginning AUV	$7.02	$9.11	$7.28	$7.34	$7.85
Ending AUV	$8.20	$7.02	$9.11	$7.28	$7.34
Ending number of AUs (000s)	30	32	3	2	—
Small Mid Cap Value Portfolio
Beginning AUV	$22.62	$26.71	$23.67	$18.97	$20.64
Ending AUV	$27.13	$22.62	$26.71	$23.67	$18.97
Ending number of AUs (000s)	6	7	9	4	1
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy Portfolio
Beginning AUV	$8.96	$9.37	$8.42	$7.88	$9.10
Ending AUV	$10.57	$8.96	$9.37	$8.42	$7.88
Ending number of AUs (000s)	17	9	3	3	1

	2019	2018	2017	2016	2015
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$46.01	$46.05	$35.13	$34.96	$34.78
Ending AUV	$61.46	$46.01	$46.05	$35.13	$34.96
Ending number of AUs (000s)	6	3	2	1	1
Large Cap Growth Portfolio
Beginning AUV	$29.18	$28.55	$22.22	$22.41	$23.43
Ending AUV	$37.18	$29.18	$28.55	$22.22	$22.41
Ending number of AUs (000s)	—	—	—	—	—
Mid Cap Growth Portfolio
Beginning AUV	$24.27	$26.22	$20.20	$20.01	$21.79
Ending AUV	$31.61	$24.27	$26.22	$20.20	$20.01
Ending number of AUs (000s)	—	—	—	—	—
ALPS VARIABLE INSURANCE TRUST:
ALPS Alerian Energy Infrastructure Portfolio II
Beginning AUV	$8.43	$10.40	$10.49	$7.45	$11.85
Ending AUV	$10.15	$8.43	$10.40	$10.49	$7.45
Ending number of AUs (000s)	37	15	22	37	17
ALPS Red Rock Listed Private Equity Portfolio (inception May 1, 2015)
Beginning AUV	$10.92	$12.48	$9.99	$9.25	$9.95
Ending AUV	$15.26	$10.92	$12.48	$9.99	$9.25
Ending number of AUs (000s)	—	—	—	—	—
Morningstar Aggressive Growth ETF Asset Allocation Portfolio II
Beginning AUV	$15.24	$16.81	$14.03	$12.62	$13.53
Ending AUV	$18.62	$15.24	$16.81	$14.03	$12.62
Ending number of AUs (000s)	1	—	—	—	—
Morningstar Balanced ETF Asset Allocation Portfolio II
Beginning AUV	$14.88	$15.87	$14.01	$12.91	$13.63
Ending AUV	$17.31	$14.88	$15.87	$14.01	$12.91
Ending number of AUs (000s)	22	21	8	4	—
Morningstar Conservative ETF Asset Allocation Portfolio II
Beginning AUV	$13.18	$13.50	$12.71	$12.15	$12.54
Ending AUV	$14.43	$13.18	$13.50	$12.71	$12.15
Ending number of AUs (000s)	2	2	—	—	—
Morningstar Growth ETF Asset Allocation Portfolio II
Beginning AUV	$15.25	$16.58	$14.14	$12.89	$13.72
Ending AUV	$18.26	$15.25	$16.58	$14.14	$12.89
Ending number of AUs (000s)	14	13	2	2	—
Morningstar Income and Growth ETF Asset Allocation Portfolio II
Beginning AUV	$14.01	$14.63	$13.31	$12.51	$13.06
Ending AUV	$15.82	$14.01	$14.63	$13.31	$12.51
Ending number of AUs (000s)	19	1	1	1	—
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
Balanced Fund
Beginning AUV	$21.83	$22.70	$19.93	$18.63	$19.33
Ending AUV	$26.17	$21.83	$22.70	$19.93	$18.63
Ending number of AUs (000s)	25	21	14	3	—

	2019	2018	2017	2016	2015
VP Income & Growth Fund
Beginning AUV	$24.16	$25.94	$21.53	$18.97	$20.11
Ending AUV	$29.94	$24.16	$25.94	$21.53	$18.97
Ending number of AUs (000s)	7	4	4	2	1
VP Inflation Protection Fund
Beginning AUV	$14.87	$15.30	$14.76	$14.14	$14.89
Ending AUV	$16.19	$14.87	$15.30	$14.76	$14.14
Ending number of AUs (000s)	11	10	9	8	—
VP International Fund
Beginning AUV	$18.78	$22.16	$16.89	$17.87	$18.80
Ending AUV	$24.12	$18.78	$22.16	$16.89	$17.87
Ending number of AUs (000s)	29	29	29	—	—
VP Large Company Value Fund
Beginning AUV	$15.60	$16.96	$15.27	$13.25	$13.97
Ending AUV	$19.88	$15.60	$16.96	$15.27	$13.25
Ending number of AUs (000s)	—	—	—	—	—
VP Ultra Fund
Beginning AUV	$27.29	$27.09	$20.49	$19.61	$19.27
Ending AUV	$36.73	$27.29	$27.09	$20.49	$19.61
Ending number of AUs (000s)	—	3	—	—	—
VP Value Fund
Beginning AUV	$23.84	$26.25	$24.14	$20.03	$21.02
Ending AUV	$30.29	$23.84	$26.25	$24.14	$20.03
Ending number of AUs (000s)	—	1	1	—	—
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation Fund
Beginning AUV	$13.11	$13.78	$11.89	$10.89	$11.00
Ending AUV	$15.85	$13.11	$13.78	$11.89	$10.89
Ending number of AUs (000s)	58	46	36	11	1
Blue Chip Income and Growth Fund
Beginning AUV	$14.58	$16.01	$13.72	$11.58	$12.15
Ending AUV	$17.65	$14.58	$16.01	$13.72	$11.58
Ending number of AUs (000s)	10	8	5	3	—
Bond Fund
Beginning AUV	$10.97	$11.07	$10.72	$10.43	$10.65
Ending AUV	$11.97	$10.97	$11.07	$10.72	$10.43
Ending number of AUs (000s)	25	9	62	54	—
Capital Income Builder Fund (inception May 1, 2018)
Beginning AUV	$9.560	$10.00	N/A	N/A	N/A
Ending AUV	$11.25	$9.56	N/A	N/A	N/A
Ending number of AUs (000s)	23	1	N/A	N/A	N/A
Capital World Bond Fund
Beginning AUV	$10.40	$10.57	$9.91	$9.68	$10.12
Ending AUV	$11.18	$10.40	$10.57	$9.91	$9.68
Ending number of AUs (000s)	18	14	10	—	—
Global Growth and Income Fund (inception May 1, 2018)
Beginning AUV	$8.90	$10.00	N/A	N/A	N/A
Ending AUV	$11.63	$8.90	N/A	N/A	N/A
Ending number of AUs (000s)	—	—	N/A	N/A	N/A

	2019	2018	2017	2016	2015
Global Growth Fund (inception May 1, 2018)
Beginning AUV	$8.84	$10.00	N/A	N/A	N/A
Ending AUV	$11.93	$8.84	N/A	N/A	N/A
Ending number of AUs (000s)	2	1	N/A	N/A	N/A
Global Small Cap Fund (inception May 1, 2018)
Beginning AUV	$8.76	$10.00	N/A	N/A	N/A
Ending AUV	$11.49	$8.76	N/A	N/A	N/A
Ending number of AUs (000s)	3	—	N/A	N/A	N/A
Growth Fund
Beginning AUV	$16.69	$16.78	$13.11	$12.00	$11.83
Ending AUV	$21.78	$16.69	$16.78	$13.11	$12.00
Ending number of AUs (000s)	34	38	31	8	13
Growth-Income Fund
Beginning AUV	$15.50	$15.82	$12.96	$11.65	$11.90
Ending AUV	$19.51	$15.50	$15.82	$12.96	$11.65
Ending number of AUs (000s)	27	25	22	15	—
High-Income Bond Fund
Beginning AUV	$11.44	$11.75	$11.02	$9.39	$10.45
Ending AUV	$12.84	$11.44	$11.75	$11.02	$9.39
Ending number of AUs (000s)	13	5	54	84	—
International Fund
Beginning AUV	$11.49	$13.26	$10.06	$9.74	$11.05
Ending AUV	$14.09	$11.49	$13.26	$10.06	$9.74
Ending number of AUs (000s)	46	51	57	35	19
International Growth and Income Fund (inception May 1, 2018)
Beginning AUV	$8.76	$10.00	N/A	N/A	N/A
Ending AUV	$10.73	$8.76	N/A	N/A	N/A
Ending number of AUs (000s)	3	—	N/A	N/A	N/A
Managed Risk Asset Allocation Fund
Beginning AUV	$12.19	$12.82	$11.17	$10.41	$10.68
Ending AUV	$14.38	$12.19	$12.82	$11.17	$10.41
Ending number of AUs (000s)	24	25	22	9	9
Managed Risk Blue Chip Income and Growth Fund
Beginning AUV	$12.53	$13.53	$11.76	$10.37	$11.14
Ending AUV	$14.27	$12.53	$13.53	$11.76	$10.37
Ending number of AUs (000s)	7	7	5	2	—
Mortgage Fund
Beginning AUV	$10.88	$10.88	$10.77	$10.56	$10.60
Ending AUV	$11.41	$10.88	$10.88	$10.77	$10.56
Ending number of AUs (000s)	8	7	46	63	37
New World Fund (inception July 31, 2015)
Beginning AUV	$11.06	$12.90	$9.99	$9.51	$10.05
Ending AUV	$14.25	$11.06	$12.90	$9.99	$9.51
Ending number of AUs (000s)	83	66	39	5	—
U.S. Government\AAA Rated Securities Fund (inception May 1, 2018)
Beginning AUV	$10.28	$10.00	N/A	N/A	N/A
Ending AUV	$10.81	$10.28	N/A	N/A	N/A
Ending number of AUs (000s)	11	1	N/A	N/A	N/A

	2019	2018	2017	2016	2015
AMUNDI PIONEER ASSET MANAGEMENT TRUST:
Bond Portfolio (inception
Beginning AUV	$16.73	$16.89	$16.30	$15.68	$15.96
Ending AUV	$18.21	$16.73	$16.89	$16.30	$15.68
Ending number of AUs (000s)	62	34	13	10	2
Equity Income Portfolio
Beginning AUV	$26.10	$28.61	$24.84	$20.78	$20.91
Ending AUV	$32.69	$26.10	$28.61	$24.84	$20.78
Ending number of AUs (000s)	1	6	11	—	—
Fund Portfolio
Beginning AUV	$25.49	$25.94	$21.38	$19.50	$19.74
Ending AUV	$33.40	$25.49	$25.94	$21.38	$19.50
Ending number of AUs (000s)	—	—	—	—	—
High Yield Portfolio
Beginning AUV	$20.67	$21.52	$20.11	$17.68	$19.29
Ending AUV	$23.62	$20.67	$21.52	$20.11	$17.68
Ending number of AUs (000s)	—	—	—	—	—
Mid Cap Value Portfolio
Beginning AUV	$19.98	$24.82	$21.99	$18.92	$20.26
Ending AUV	$25.59	$19.98	$24.82	$21.99	$18.92
Ending number of AUs (000s)	—	2	—	—	—
Strategic Income Portfolio
Beginning AUV	$17.52	$17.87	$17.06	$15.89	$16.44
Ending AUV	$19.19	$17.52	$17.87	$17.06	$15.89
Ending number of AUs (000s)	4	5	6	1	—
BLACKROCK VARIABLE SERIES TRUST FUNDS:
Advantage Large Cap Core V.I. Fund
Beginning AUV	$22.09	$23.38	$19.17	$17.39	$17.56
Ending AUV	$28.40	$22.09	$23.38	$19.17	$17.39
Ending number of AUs (000s)	1	1	1	—	—
Advantage Large Cap Value V.I. Fund
Beginning AUV	$20.88	$22.81	$19.52	$17.25	$17.68
Ending AUV	$26.02	$20.88	$22.81	$19.52	$17.25
Ending number of AUs (000s)	—	—	—	—	—
Equity Dividend V.I. Fund
Beginning AUV	$19.66	$21.24	$18.23	$15.71	$15.78
Ending AUV	$25.06	$19.66	$21.24	$18.23	$15.71
Ending number of AUs (000s)	6	—	—	—	—
Global Allocation V.I. Fund
Beginning AUV	$13.84	$14.98	$13.17	$12.69	$13.38
Ending AUV	$16.30	$13.84	$14.98	$13.17	$12.69
Ending number of AUs (000s)	37	33	27	27	22
High Yield V.I. Fund (inception February 3, 2012)
Beginning AUV	$14.01	$14.43	$13.48	$11.95	$12.82
Ending AUV	$16.10	$14.01	$14.43	$13.48	$11.95
Ending number of AUs (000s)	55	24	36	19	13
Large Cap Focus Growth V.I. Fund
Beginning AUV	$26.33	$25.62	$19.82	$18.43	$18.30
Ending AUV	$34.84	$26.33	$25.62	$19.82	$18.43
Ending number of AUs (000s)	15	5	—	—	—

	2019	2018	2017	2016	2015
Total Return V.I. Fund
Beginning AUV	$11.56	$11.64	$11.28	$11.01	$11.28
Ending AUV	$12.62	$11.56	$11.64	$11.28	$11.01
Ending number of AUs (000s)	30	23	72	70	5
U.S. Government Bond V.I. Fund
Beginning AUV	$10.57	$10.57	$10.44	$10.34	$10.50
Ending AUV	$11.22	$10.57	$10.57	$10.44	$10.34
Ending number of AUs (000s)	30	33	32	33	14
BNY MELLON INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
Beginning AUV	$30.68	$33.70	$29.98	$23.85	$25.22
Ending AUV	$37.49	$30.68	$33.70	$29.98	$23.85
Ending number of AUs (000s)	37	22	8	4	2
BNY MELLON SUSTAINABLE U.S. EQUITY FUND, INC.
Beginning AUV	$26.29	$27.51	$23.85	$21.61	$22.74
Ending AUV	$35.33	$26.29	$27.51	$23.85	$21.61
Ending number of AUs (000s)	1	2	2	1	—
BNY MELLON STOCK INDEX FUND
Beginning AUV	$14.69	$15.45	$12.74	$11.44	$11.51
Ending AUV	$19.23	$14.69	$15.45	$12.74	$11.44
Ending number of AUs (000s)	16	11	93	81	—
BNY MELLON VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV	$13.15	$15.81	$12.30	$12.48	$14.05
Ending AUV	$16.09	$13.15	$15.81	$12.30	$12.48
Ending number of AUs (000s)	6	7	9	7	—
CALVERT VARIABLE PRODUCTS:
SRI Balanced Fund
Beginning AUV	$12.17	$12.50	$11.23	$10.46	$10.99
Ending AUV	$15.12	$12.17	$12.50	$11.23	$10.46
Ending number of AUs (000s)	22	5	5	5	—
COLUMBIA FUNDS VARIABLE SERIES TRUST:
AQR Managed Futures Strategy Portfolio (inception December 18, 2015
Beginning AUV	$8.30	$8.99	$9.08	$9.99	$10.00
Ending AUV	$8.33	$8.30	$8.99	$9.08	$9.99
Ending number of AUs (000s)	18	16	28	20	—
Select Large Cap Value Portfolio
Beginning AUV	$20.27	$23.09	$19.09	$15.91	$16.82
Ending AUV	$25.69	$20.27	$23.09	$19.09	$15.91
Ending number of AUs (000s)	10	17	17	—	—
Select Small Cap Value Portfolio
Beginning AUV	$17.75	$20.31	$18.09	$15.87	$17.45
Ending AUV	$20.90	$17.75	$20.31	$18.09	$15.87
Ending number of AUs (000s)	3	3	1	—	—
Seligman Global Technology Portfolio II
Beginning AUV	$46.31	$50.59	$37.49	$31.50	$30.30
Ending AUV	$71.77	$46.31	$50.59	$37.49	$31.50
Ending number of AUs (000s)	11	6	4	—	—

	2019	2018	2017	2016	2015
Strategic Income Portfolio (inception date May 2, 2016)
Beginning AUV	$10.95	$11.02	$10.41	$10.00	N/A
Ending AUV	$12.07	$10.95	$11.02	$10.41	N/A
Ending number of AUs (000s)	28	31	7	—	—
CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio
Beginning AUV	$5.05	$5.71	$5.63	$5.02	$6.52
Ending AUV	$5.38	$5.05	$5.71	$5.63	$5.02
Ending number of AUs (000s)	4	4	1	1	—
DFA INVESTMENT DIMENSIONS GROUP, INC:
VA Equity Allocation Portfolio (inception November 3, 2017)
Beginning AUV	$9.19	$10.37	$10.00	N/A	N/A
Ending AUV	$11.54	$9.19	$10.37	N/A	N/A
Ending number of AUs (000s)	56	14	—	—	—
VA Global Bond Portfolio
Beginning AUV	$10.90	$10.74	$10.54	$10.39	$10.44
Ending AUV	$11.33	$10.90	$10.74	$10.54	$10.39
Ending number of AUs (000s)	116	97	92	73	—
VA Global Moderate Allocation Portfolio
Beginning AUV	$11.39	$12.27	$10.74	$9.87	$10.40
Ending AUV	$13.43	$11.39	$12.27	$10.74	$9.87
Ending number of AUs (000s)	157	157	140	111	92
VA International Small Portfolio
Beginning AUV	$10.99	$13.73	$10.59	$9.99	$10.22
Ending AUV	$13.58	$10.99	$13.73	$10.59	$9.99
Ending number of AUs (000s)	97	85	65	29	14
VA International Value Portfolio
Beginning AUV	$9.75	$11.79	$9.40	$8.63	$10.03
Ending AUV	$11.27	$9.75	$11.79	$9.40	$8.63
Ending number of AUs (000s)	251	209	101	80	45
VA Short-Term Fixed Portfolio
Beginning AUV	$10.24	$10.09	$10.03	$9.98	$10.00
Ending AUV	$10.48	$10.24	$10.09	$10.03	$9.98
Ending number of AUs (000s)	120	93	34	13	1
VA U.S. Large Value Portfolio
Beginning AUV	$12.97	$14.79	$12.45	$10.50	$11.10
Ending AUV	$16.27	$12.97	$14.79	$12.45	$10.50
Ending number of AUs (000s)	205	197	78	43	25
VA U.S. Targeted Value Portfolio
Beginning AUV	$11.44	$13.63	$12.45	$9.79	$10.73
Ending AUV	$13.99	$11.44	$13.63	$12.45	$9.79
Ending number of AUs (000s)	75	73	62	35	9
DELAWARE VIP TRUST:
Small Cap Value Series (inception date July 31, 2015)
Beginning AUV	$11.41	$13.74	$12.30	$9.38	$10.03
Ending AUV	$14.58	$11.41	$13.74	$12.30	$9.38
Ending number of AUs (000s)	18	17	19	6	—

	2019	2018	2017	2016	2015
EATON VANCE VARIABLE TRUST:
Floating-Rate Income Fund
Beginning AUV	$13.33	$13.34	$12.89	$11.84	$12.23
Ending AUV	$14.27	$13.33	$13.34	$12.89	$11.84
Ending number of AUs (000s)	144	88	97	95	—
FEDERATED HERMES INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV	$24.11	$24.93	$23.31	$20.31	$21.61
Ending AUV	$27.62	$24.11	$24.93	$23.31	$20.31
Ending number of AUs (000s)	7	6	3	1	—
Kaufmann Fund II
Beginning AUV	$25.28	$24.41	$19.08	$18.45	$19.22
Ending AUV	$33.76	$25.28	$24.41	$19.08	$18.45
Ending number of AUs (000s)	19	4	1	—	—
Managed Volatility Fund II
Beginning AUV	$23.99	$26.22	$22.20	$20.61	$22.77
Ending AUV	$28.85	$23.99	$26.22	$22.20	$20.61
Ending number of AUs (000s)	10	9	5	3	8
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced Portfolio
Beginning AUV	$18.18	$19.02	$16.38	$15.31	$15.71
Ending AUV	$22.56	$18.18	$19.02	$16.38	$15.31
Ending number of AUs (000s)	23	23	30	1	6
Contrafund Portfolio
Beginning AUV	$21.57	$23.11	$19.01	$17.64	$18.16
Ending AUV	$28.32	$21.57	$23.11	$19.01	$17.64
Ending number of AUs (000s)	15	10	9	3	4
Disciplined Small Cap Portfolio
Beginning AUV	$20.33	$23.44	$21.95	$17.95	$19.45
Ending AUV	$25.08	$20.33	$23.44	$21.95	$17.95
Ending number of AUs (000s)	7	1	5	1	—
Equity-Income Portfolio
Beginning AUV	$20.22	$22.10	$19.62	$16.67	$17.71
Ending AUV	$25.70	$20.22	$22.10	$19.62	$16.67
Ending number of AUs (000s)	1	—	—	—	—
Freedom Income Portfolio (inception date May 2, 2016)
Beginning AUV	$10.79	$11.04	$10.19	$10.00	N/A
Ending AUV	$12.04	$10.79	$11.04	$10.19	N/A
Ending number of AUs (000s)	12	5	4	—	—
Growth Portfolio
Beginning AUV	$26.53	$26.65	$19.77	$19.66	$19.24
Ending AUV	$35.55	$26.53	$26.65	$19.77	$19.66
Ending number of AUs (000s)	10	45	4	2	2
Growth & Income Portfolio
Beginning AUV	$22.29	$24.55	$21.05	$18.18	$19.08
Ending AUV	$28.90	$22.29	$24.55	$21.05	$18.18
Ending number of AUs (000s)	—	—	—	—	—

	2019	2018	2017	2016	2015
Growth Opportunities Portfolio
Beginning AUV	$31.81	$28.35	$21.13	$21.11	$20.82
Ending AUV	$44.69	$31.81	$28.35	$21.13	$21.11
Ending number of AUs (000s)	12	1	—	—	—
High Income Portfolio
Beginning AUV	$14.35	$14.89	$13.93	$12.20	$13.24
Ending AUV	$16.47	$14.35	$14.89	$13.93	$12.20
Ending number of AUs (000s)	48	33	2	—	—
International Capital Appreciation Portfolio
Beginning AUV	$16.59	$19.06	$14.01	$14.47	$14.87
Ending AUV	$22.05	$16.59	$19.06	$14.01	$14.47
Ending number of AUs (000s)	19	8	8	—	—
Investment Grade Bond Portfolio
Beginning AUV	$12.43	$12.53	$12.05	$11.53	$11.89
Ending AUV	$13.60	$12.43	$12.53	$12.05	$11.53
Ending number of AUs (000s)	86	49	40	26	—
Mid Cap Portfolio
Beginning AUV	$17.20	$20.18	$16.75	$14.96	$15.97
Ending AUV	$21.19	$17.20	$20.18	$16.75	$14.96
Ending number of AUs (000s)	7	7	3	3	2
Overseas Portfolio
Beginning AUV	$13.11	$15.43	$11.87	$12.53	$13.07
Ending AUV	$16.71	$13.11	$15.43	$11.87	$12.53
Ending number of AUs (000s)	13	12	13	8	6
Real Estate Portfolio
Beginning AUV	$18.93	$20.24	$19.50	$18.49	$18.29
Ending AUV	$23.27	$18.93	$20.24	$19.50	$18.49
Ending number of AUs (000s)	2	1	1	—	—
Strategic Income Portfolio
Beginning AUV	$13.16	$13.54	$12.59	$11.66	$12.21
Ending AUV	$14.56	$13.16	$13.54	$12.59	$11.66
Ending number of AUs (000s)	32	21	18	5	4
Value Portfolio
Beginning AUV	$20.12	$23.42	$20.30	$18.17	$19.16
Ending AUV	$26.53	$20.12	$23.42	$20.30	$18.17
Ending number of AUs (000s)	—	—	—	—	—
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund
Beginning AUV	$19.81	$22.15	$19.33	$18.38	$19.46
Ending AUV	$23.26	$19.81	$22.15	$19.33	$18.38
Ending number of AUs (000s)	6	2	1	—	1
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate II Fund
Beginning AUV	$21.16	$22.70	$20.55	$20.44	$21.10
Ending AUV	$25.90	$21.16	$22.70	$20.55	$20.44
Ending number of AUs (000s)	—	—	—	—	—
Income II Fund
Beginning AUV	$23.53	$24.59	$22.42	$19.66	$21.56
Ending AUV	$27.31	$23.53	$24.59	$22.42	$19.66
Ending number of AUs (000s)	9	4	3	1	—

	2019	2018	2017	2016	2015
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Mutual Shares II Fund
Beginning AUV	$23.39	$25.72	$23.74	$20.45	$22.34
Ending AUV	$28.67	$23.39	$25.72	$23.74	$20.45
Ending number of AUs (000s)	1	2	1	2	1
Rising Dividends Fund (inception July 31, 2015)
Beginning AUV	$12.81	$13.49	$11.19	$9.64	$9.98
Ending AUV	$16.55	$12.81	$13.49	$11.19	$9.64
Ending number of AUs (000s)	18	13	17	11	—
Strategic Income II Fund
Beginning AUV	$18.56	$18.96	$18.14	$16.80	$17.80
Ending AUV	$20.05	$18.56	$18.96	$18.14	$16.80
Ending number of AUs (000s)	34	13	9	3	5
Templeton Global Bond II Fund
Beginning AUV	$17.63	$17.29	$16.97	$16.48	$17.42
Ending AUV	$17.98	$17.63	$17.29	$16.97	$16.48
Ending number of AUs (000s)	35	26	29	19	18
U.S. Government Securities II Fund
Beginning AUV	$12.63	$12.59	$12.43	$12.34	$12.39
Ending AUV	$13.29	$12.63	$12.59	$12.43	$12.34
Ending number of AUs (000s)	3	3	3	5	5
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Multi-Strategy Alternatives Fund
Beginning AUV	$9.19	$9.89	$9.41	$9.38	$9.94
Ending AUV	$9.98	$9.19	$9.89	$9.41	$9.38
Ending number of AUs (000s)	6	4	4	1	—
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Floating Rate Strategies Fund (Series F)
Beginning AUV	$11.78	$11.87	$11.47	$10.57	$10.73
Ending AUV	$12.67	$11.78	$11.87	$11.47	$10.57
Ending number of AUs (000s)	31	51	38	88	22
Global Managed Futures Strategy Fund
Beginning AUV	$6.90	$7.58	$6.97	$8.18	$9.00
Ending AUV	$7.46	$6.90	$7.58	$6.97	$8.18
Ending number of AUs (000s)	10	10	9	1	—
High Yield Fund (Series P)
Beginning AUV	$14.74	$15.37	$14.47	$12.32	$13.27
Ending AUV	$16.47	$14.74	$15.37	$14.47	$12.32
Ending number of AUs (000s)	13	8	10	—	—
Long Short Equity Fund
Beginning AUV	$16.43	$18.87	$16.43	$16.32	$16.42
Ending AUV	$17.34	$16.43	$18.87	$16.43	$16.32
Ending number of AUs (000s)	2	1	—	—	—
Multi-Hedge Strategies Fund
Beginning AUV	$10.14	$10.68	$10.30	$10.35	$10.41
Ending AUV	$10.65	$10.14	$10.68	$10.30	$10.35
Ending number of AUs (000s)	5	15	14	7	6

	2019	2018	2017	2016	2015
Rydex Banking Fund
Beginning AUV	$7.89	$9.77	$8.68	$6.82	$7.14
Ending AUV	$10.13	$7.89	$9.77	$8.68	$6.82
Ending number of AUs (000s)	6	—	5	—	—
Rydex Basic Materials Fund
Beginning AUV	$19.69	$23.85	$19.64	$15.01	$18.60
Ending AUV	$23.91	$19.69	$23.85	$19.64	$15.01
Ending number of AUs (000s)	—	—	1	6	—
Rydex Biotechnology Fund
Beginning AUV	$44.93	$49.62	$38.33	$47.71	$51.82
Ending AUV	$56.01	$44.93	$49.62	$38.33	$47.71
Ending number of AUs (000s)	2	2	—	—	—
Rydex Commodities Strategy Fund
Beginning AUV	$2.43	$2.87	$2.74	$2.49	$3.70
Ending AUV	$2.80	$2.43	$2.87	$2.74	$2.49
Ending number of AUs (000s)	—	—	—	—	—
Rydex Consumer Products Fund
Beginning AUV	$27.82	$31.66	$28.39	$26.93	$26.18
Ending AUV	$34.04	$27.82	$31.66	$28.39	$26.93
Ending number of AUs (000s)	10	10	10	10	28
Rydex Dow 2X Strategy Fund
Beginning AUV	$40.99	$47.79	$30.15	$23.06	$24.10
Ending AUV	$60.45	$40.99	$47.79	$30.15	$23.06
Ending number of AUs (000s)	—	—	—	—	—
Rydex Electronics Fund
Beginning AUV	$23.42	$26.83	$20.47	$16.46	$17.21
Ending AUV	$37.30	$23.42	$26.83	$20.47	$16.46
Ending number of AUs (000s)	8	1	1	—	—
Rydex Energy Fund
Beginning AUV	$10.54	$14.15	$15.10	$11.49	$17.60
Ending AUV	$11.26	$10.54	$14.15	$15.10	$11.49
Ending number of AUs (000s)	—	—	2	1	—
Rydex Energy Services Fund
Beginning AUV	$5.58	$10.26	$12.61	$10.24	$15.47
Ending AUV	$5.57	$5.58	$10.26	$12.61	$10.24
Ending number of AUs (000s)	4	—	—	—	—
Rydex Europe 1.25X Strategy Fund
Beginning AUV	$8.97	$11.07	$8.61	$9.12	$10.56
Ending AUV	$11.52	$8.97	$11.07	$8.61	$9.12
Ending number of AUs (000s)	—	—	—	—	—
Rydex Financial Services Fund
Beginning AUV	$12.82	$14.62	$12.65	$10.92	$11.33
Ending AUV	$16.42	$12.82	$14.62	$12.65	$10.92
Ending number of AUs (000s)	—	—	2	1	—
Rydex Government Long Bond 1.2X Strategy Fund
Beginning AUV	$18.40	$19.43	$17.72	$17.78	$19.89
Ending AUV	$21.48	$18.40	$19.43	$17.72	$17.78
Ending number of AUs (000s)	2	1	—	—	—
Rydex Health Care Fund
Beginning AUV	$30.96	$30.58	$24.89	$27.56	$29.51
Ending AUV	$37.95	$30.96	$30.58	$24.89	$27.56
Ending number of AUs (000s)	—	—	1	1	9

	2019	2018	2017	2016	2015
Rydex High Yield Strategy Fund
Beginning AUV	$11.79	$11.89	$11.13	$9.97	$10.31
Ending AUV	$13.42	$11.79	$11.89	$11.13	$9.97
Ending number of AUs (000s)	—	—	—	—	—
Rydex Internet Fund
Beginning AUV	$38.32	$39.59	$29.55	$28.30	$27.08
Ending AUV	$48.08	$38.32	$39.59	$29.55	$28.30
Ending number of AUs (000s)	—	—	1	—	—
Rydex Inverse Dow 2X Strategy Fund
Beginning AUV	$0.41	$0.40	$0.66	$0.93	$0.98
Ending AUV	$0.26	$0.41	$0.40	$0.66	$0.93
Ending number of AUs (000s)	—	—	—	—	—
Rydex Inverse Government Long Bond Strategy Fund
Beginning AUV	$3.85	$3.71	$4.07	$4.19	$3.97
Ending AUV	$3.34	$3.85	$3.71	$4.07	$4.19
Ending number of AUs (000s)	1	1	6	—	—
Rydex Inverse Mid-Cap Strategy Fund
Beginning AUV	$2.00	$1.81	$2.09	$2.58	$2.47
Ending AUV	$1.60	$2.00	$1.81	$2.09	$2.58
Ending number of AUs (000s)	—	—	—	—	—
Rydex Inverse NASDAQ-100® Strategy Fund
Beginning AUV	$1.33	$1.36	$1.81	$2.00	$2.22
Ending AUV	$0.95	$1.33	$1.36	$1.81	$2.00
Ending number of AUs (000s)	—	22	—	—	—
Rydex Inverse Russell 2000® Strategy Fund
Beginning AUV	$1.80	$1.62	$1.87	$2.34	$2.22
Ending AUV	$1.43	$1.80	$1.62	$1.87	$2.34
Ending number of AUs (000s)	—	—	—	—	—
Rydex Inverse S&P 500 Strategy Fund
Beginning AUV	$2.54	$2.44	$2.96	$3.36	$3.44
Ending AUV	$1.96	$2.54	$2.44	$2.96	$3.36
Ending number of AUs (000s)	—	—	—	—	—
Rydex Japan 2X Strategy Fund
Beginning AUV	$19.23	$24.96	$16.61	$15.25	$17.39
Ending AUV	$26.74	$19.23	$24.96	$16.61	$15.25
Ending number of AUs (000s)	—	—	—	—	—
Rydex Leisure Fund
Beginning AUV	$24.15	$27.89	$23.22	$21.20	$21.84
Ending AUV	$31.22	$24.15	$27.89	$23.22	$21.20
Ending number of AUs (000s)	—	—	—	—	—
Rydex Mid Cap 1.5X Strategy Fund
Beginning AUV	$31.04	$38.51	$31.45	$24.26	$27.38
Ending AUV	$42.24	$31.04	$38.51	$31.45	$24.26
Ending number of AUs (000s)	—	—	—	—	—
Rydex NASDAQ-100® Fund
Beginning AUV	$41.74	$42.51	$32.42	$30.59	$29.00
Ending AUV	$57.13	$41.74	$42.51	$32.42	$30.59
Ending number of AUs (000s)	7	25	1	1	2
Rydex NASDAQ-100® 2X Strategy Fund
Beginning AUV	$88.78	$97.89	$57.76	$52.70	$48.24
Ending AUV	$160.24	$88.78	$97.89	$57.76	$52.70
Ending number of AUs (000s)	4	5	4	3	3

	2019	2018	2017	2016	2015
Rydex Nova Fund
Beginning AUV	$28.78	$32.09	$24.35	$21.04	$21.58
Ending AUV	$41.74	$28.78	$32.09	$24.35	$21.04
Ending number of AUs (000s)	4	—	9	9	—
Rydex Precious Metals Fund
Beginning AUV	$8.92	$10.69	$9.99	$6.03	$8.94
Ending AUV	$13.57	$8.92	$10.69	$9.99	$6.03
Ending number of AUs (000s)	—	—	—	8	—
Rydex Real Estate Fund
Beginning AUV	$17.43	$18.81	$17.64	$16.01	$16.57
Ending AUV	$21.69	$17.43	$18.81	$17.64	$16.01
Ending number of AUs (000s)	2	2	3	1	—
Rydex Retailing Fund
Beginning AUV	$25.18	$26.02	$23.06	$22.99	$24.45
Ending AUV	$31.34	$25.18	$26.02	$23.06	$22.99
Ending number of AUs (000s)	—	—	1	1	—
Rydex Russell 2000® 1.5X Strategy Fund
Beginning AUV	$24.91	$30.97	$25.80	$19.79	$23.01
Ending AUV	$33.72	$24.91	$30.97	$25.80	$19.79
Ending number of AUs (000s)	—	7	—	—	—
Rydex Russell 2000® 2X Strategy Fund
Beginning AUV	$14.07	$19.07	$15.10	$10.94	$13.49
Ending AUV	$20.71	$14.07	$19.07	$15.10	$10.94
Ending number of AUs (000s)	—	—	—	—	—
Rydex S&P 500 2X Strategy Fund
Beginning AUV	$31.19	$36.87	$25.69	$21.34	$22.18
Ending AUV	$50.69	$31.19	$36.87	$25.69	$21.34
Ending number of AUs (000s)	4	11	6	—	—
Rydex S&P 500 Pure Growth Fund
Beginning AUV	$28.11	$29.79	$23.95	$23.35	$24.14
Ending AUV	$35.59	$28.11	$29.79	$23.95	$23.35
Ending number of AUs (000s)	1	—	—	—	1
Rydex S&P 500 Pure Value Fund
Beginning AUV	$23.20	$26.76	$23.10	$19.68	$21.77
Ending AUV	$28.60	$23.20	$26.76	$23.10	$19.68
Ending number of AUs (000s)	8	—	2	1	—
Rydex S&P 500 MidCap 400 Pure Growth Fund
Beginning AUV	$27.73	$32.56	$27.41	$26.69	$28.44
Ending AUV	$32.00	$27.73	$32.56	$27.41	$26.69
Ending number of AUs (000s)	—	—	—	—	—
Rydex S&P 500 MidCap 400 Pure Value Fund
Beginning AUV	$21.86	$26.98	$23.84	$18.50	$21.37
Ending AUV	$26.77	$21.86	$26.98	$23.84	$18.50
Ending number of AUs (000s)	—	—	—	—	—
Rydex S&P 500 SmallCap 600 Pure Growth Fund
Beginning AUV	$27.31	$30.02	$25.87	$21.79	$23.87
Ending AUV	$30.75	$27.31	$30.02	$25.87	$21.79
Ending number of AUs (000s)	—	—	—	—	—
Rydex S&P 500 SmallCap 600 Pure Value Fund
Beginning AUV	$17.42	$21.94	$22.00	$16.70	$19.75
Ending AUV	$21.03	$17.42	$21.94	$22.00	$16.70
Ending number of AUs (000s)	—	—	—	1	1

	2019	2018	2017	2016	2015
Rydex Strengthening Dollar 2X Strategy Fund
Beginning AUV	$8.38	$7.50	$9.10	$8.51	$8.57
Ending AUV	$8.77	$8.38	$7.50	$9.10	$8.51
Ending number of AUs (000s)	—	—	—	—	—
Rydex Technology Fund
Beginning AUV	$28.78	$29.22	$22.03	$19.84	$20.08
Ending AUV	$40.23	$28.78	$29.22	$22.03	$19.84
Ending number of AUs (000s)	17	1	1	1	—
Rydex Telecommunications Fund
Beginning AUV	$14.23	$15.02	$14.19	$12.09	$13.19
Ending AUV	$16.11	$14.23	$15.02	$14.19	$12.09
Ending number of AUs (000s)	—	—	2	1	—
Rydex Transportation Fund
Beginning AUV	$24.88	$31.12	$25.50	$22.09	$25.13
Ending AUV	$30.41	$24.88	$31.12	$25.50	$22.09
Ending number of AUs (000s)	2	—	1	—	—
Rydex Utilities Fund
Beginning AUV	$25.30	$24.37	$21.96	$18.87	$19.49
Ending AUV	$30.11	$25.30	$24.37	$21.96	$18.87
Ending number of AUs (000s)	3	—	1	1	—
Rydex Weakening Dollar 2X Strategy Fund
Beginning AUV	$6.95	$7.87	$6.60	$7.22	$7.47
Ending AUV	$6.62	$6.95	$7.87	$6.60	$7.22
Ending number of AUs (000s)	—	—	—	—	—
Small Cap Value Fund (Series Q)
Beginning AUV	$17.98	$20.59	$19.85	$15.68	$17.12
Ending AUV	$22.04	$17.98	$20.59	$19.85	$15.68
Ending number of AUs (000s)	1	1	1	—	—
StylePlus Large Growth Fund (Series Y)
Beginning AUV	$23.68	$24.58	$18.89	$17.37	$17.19
Ending AUV	$31.72	$23.68	$24.58	$18.89	$17.37
Ending number of AUs (000s)	1	1	1	—	—
StylePlus Mid Growth Fund (Series J)
Beginning AUV	$21.84	$23.51	$18.86	$17.36	$18.42
Ending AUV	$28.98	$21.84	$23.51	$18.86	$17.36
Ending number of AUs (000s)	1	1	1	—	—
U.S. Total Return Bond Fund (Series E)
Beginning AUV	$14.15	$13.99	$13.11	$12.27	$12.40
Ending AUV	$14.78	$14.15	$13.99	$13.11	$12.27
Ending number of AUs (000s)	105	82	69	3	—
INVESCO VARIABLE INSURANCE FUNDS:
Invesco Oppenheimer V.I. Global Fund
Beginning AUV	$19.27	$22.25	$16.32	$16.35	$17.09
Ending AUV	$25.33	$19.27	$22.25	$16.32	$16.35
Ending number of AUs (000s)	9	2	3	—	—
Invesco Oppenheimer V. I. Global Strategic Income Fund
Beginning AUV	$12.16	$12.74	$12.02	$11.31	$11.92
Ending AUV	$13.45	$12.16	$12.74	$12.02	$11.31
Ending number of AUs (000s)	2	2	2	—	—

	2019	2018	2017	2016	2015
Invesco Oppenheimer V. I. International Growth Fund
Beginning AUV	$14.66	$18.22	$14.41	$14.81	$15.38
Ending AUV	$18.75	$14.66	$18.22	$14.41	$14.81
Ending number of AUs (000s)	3	4	3	2	2
Invesco Oppenheimer V.I. Main Street® Fund
Beginning AUV	$21.78	$23.70	$20.32	$18.26	$18.15
Ending AUV	$28.69	$21.78	$23.70	$20.32	$18.26
Ending number of AUs (000s)	—	2	—	—	—
Invesco Oppenheimer V. I. Total Return Bond Fund
Beginning AUV	$12.68	$12.84	$12.31	$11.94	$12.20
Ending AUV	$13.85	$12.68	$12.84	$12.31	$11.94
Ending number of AUs (000s)	14	14	9	3	4
Balanced Risk Allocation Fund
Beginning AUV	$12.16	$13.04	$11.87	$10.64	$11.68
Ending AUV	$13.97	$12.16	$13.04	$11.87	$10.64
Ending number of AUs (000s)	23	24	6	—	—
Comstock Fund
Beginning AUV	$20.89	$23.78	$20.18	$17.20	$18.68
Ending AUV	$26.17	$20.89	$23.78	$20.18	$17.20
Ending number of AUs (000s)	—	—	—	—	1
Core Equity Fund
Beginning AUV	$19.73	$21.77	$19.24	$17.45	$18.72
Ending AUV	$25.44	$19.73	$21.77	$19.24	$17.45
Ending number of AUs (000s)	—	—	—	—	—
Core Plus Bond Fund (inception date May 2, 2016)
Beginning AUV	$10.64	$10.89	$10.24	$10.00	N/A
Ending AUV	$11.81	$10.64	$10.89	$10.24	N/A
Ending number of AUs (000s)	36	26	17	—	—
Diversified Dividend Fund
Beginning AUV	$19.04	$20.60	$18.97	$16.53	$16.52
Ending AUV	$23.82	$19.04	$20.60	$18.97	$16.53
Ending number of AUs (000s)	15	18	14	10	1
Equity and Income Fund
Beginning AUV	$17.87	$19.75	$17.79	$15.45	$16.04
Ending AUV	$21.51	$17.87	$19.75	$17.79	$15.45
Ending number of AUs (000s)	28	30	23	5	—
Global Real Estate Fund
Beginning AUV	$20.31	$21.64	$19.14	$18.76	$19.94
Ending AUV	$24.98	$20.31	$21.64	$19.14	$18.76
Ending number of AUs (000s)	10	7	3	1	1
INVESCO VARIABLE INSURANCE FUNDS:
Government Money Market Fund
Beginning AUV	$10.23	$10.07	$10.02	$10.01	$10.01
Ending AUV	$10.42	$10.23	$10.07	$10.02	$10.01
Ending number of AUs (000s)	539	1,177	798	328	237
Government Securities Fund
Beginning AUV	$14.00	$13.92	$13.65	$13.49	$13.68
Ending AUV	$14.85	$14.00	$13.92	$13.65	$13.49
Ending number of AUs (000s)	—	34	—	1	—

	2019	2018	2017	2016	2015
Growth and Income Fund
Beginning AUV	$20.18	$23.30	$20.38	$17.03	$17.78
Ending AUV	$25.26	$20.18	$23.30	$20.38	$17.03
Ending number of AUs (000s)	—	—	—	—	—
Health Care Fund
Beginning AUV	$28.73	$28.48	$24.58	$27.77	$29.79
Ending AUV	$38.07	$28.73	$28.48	$24.58	$27.77
Ending number of AUs (000s)	2	—	—	—	—
High Yield Fund
Beginning AUV	$21.52	$22.27	$20.95	$18.84	$20.16
Ending AUV	$24.43	$21.52	$22.27	$20.95	$18.84
Ending number of AUs (000s)	—	—	—	—	—
International Growth Fund
Beginning AUV	$11.51	$13.54	$11.00	$11.05	$12.09
Ending AUV	$14.80	$11.51	$13.54	$11.00	$11.05
Ending number of AUs (000s)	4	2	2	1	—
Mid Cap Core Equity Fund
Beginning AUV	$21.32	$24.12	$21.04	$18.59	$19.95
Ending AUV	$26.66	$21.32	$24.12	$21.04	$18.59
Ending number of AUs (000s)	1	—	—	—	2
Technology Fund
Beginning AUV	$30.62	$30.76	$22.76	$22.94	$22.18
Ending AUV	$41.61	$30.62	$30.76	$22.76	$22.94
Ending number of AUs (000s)	9	8	3	—	—
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Asset Strategy Portfolio
Beginning AUV	$14.17	$14.98	$12.67	$13.00	$14.57
Ending AUV	$17.26	$14.17	$14.98	$12.67	$13.00
Ending number of AUs (000s)	—	—	—	4	—
Balanced Portfolio
Beginning AUV	$19.79	$20.45	$18.36	$18.00	$18.60
Ending AUV	$24.16	$19.79	$20.45	$18.36	$18.00
Ending number of AUs (000s)	2	—	—	—	—
Corporate Bond Portfolio
Beginning AUV	$12.96	$13.21	$12.70	$12.21	$12.46
Ending AUV	$14.54	$12.96	$13.21	$12.70	$12.21
Ending number of AUs (000s)	54	—	—	—	—
Energy Portfolio
Beginning AUV	$8.05	$12.22	$13.99	$10.40	$14.40
Ending AUV	$8.33	$8.05	$12.22	$13.99	$10.40
Ending number of AUs (000s)	—	—	—	—	—
Global Bond Portfolio
Beginning AUV	$11.77	$11.79	$11.31	$10.56	$11.06
Ending AUV	$12.88	$11.77	$11.79	$11.31	$10.56
Ending number of AUs (000s)	10	9	3	1	—
High Income Portfolio
Beginning AUV	$18.81	$19.22	$18.01	$15.50	$17.03
Ending AUV	$20.92	$18.81	$19.22	$18.01	$15.50
Ending number of AUs (000s)	2	5	1	—	—

	2019	2018	2017	2016	2015
Limited-Term Bond Portfolio
Beginning AUV	$10.55	$10.47	$10.32	$10.13	$10.20
Ending AUV	$11.00	$10.55	$10.47	$10.32	$10.13
Ending number of AUs (000s)	3	3	3	—	—
Mid Cap Growth Portfolio
Beginning AUV	$27.68	$27.69	$21.82	$20.57	$22.83
Ending AUV	$38.18	$27.68	$27.69	$21.82	$20.57
Ending number of AUs (000s)	—	—	—	—	—
Natural Resources Portfolio
Beginning AUV	$6.31	$8.22	$7.98	$6.45	$8.86
Ending AUV	$6.91	$6.31	$8.22	$7.98	$6.45
Ending number of AUs (000s)	8	8	—	—	—
Science and Technology Portfolio
Beginning AUV	$28.86	$30.45	$23.05	$22.70	$24.84
Ending AUV	$43.14	$28.86	$30.45	$23.05	$22.70
Ending number of AUs (000s)	8	1	1	—	—
Value Portfolio
Beginning AUV	$22.12	$23.85	$21.20	$19.07	$19.85
Ending AUV	$27.95	$22.12	$23.85	$21.20	$19.07
Ending number of AUs (000s)	1	—	—	—	—
JANUS ASPEN SERIES: JANUS HENDERSON FUNDS- Institutional:
Balanced Portfolio
Beginning AUV	$22.76	$22.61	$19.09	$18.25	$18.54
Ending AUV	$27.90	$22.76	$22.61	$19.09	$18.25
Ending number of AUs (000s)	91	62	51	30	22
Enterprise Portfolio
Beginning AUV	$33.72	$33.86	$26.57	$23.65	$24.31
Ending AUV	$45.68	$33.72	$33.86	$26.57	$23.65
Ending number of AUs (000s)	21	16	17	9	5
Forty Portfolio
Beginning AUV	$28.12	$27.58	$21.16	$20.71	$19.91
Ending AUV	$38.58	$28.12	$27.58	$21.16	$20.71
Ending number of AUs (000s)	37	25	20	2	—
Global Research Portfolio
Beginning AUV	$18.25	$19.60	$15.43	$15.11	$16.51
Ending AUV	$23.55	$18.25	$19.60	$15.43	$15.11
Ending number of AUs (000s)	3	1	—	—	—
Mid Cap Value Portfolio
Beginning AUV	$18.74	$21.70	$19.04	$16.00	$16.68
Ending AUV	$24.42	$18.74	$21.70	$19.04	$16.00
Ending number of AUs (000s)	8	5	4	2	—
Overseas Portfolio
Beginning AUV	$11.97	$14.08	$10.74	$11.48	$13.63
Ending AUV	$15.21	$11.97	$14.08	$10.74	$11.48
Ending number of AUs (000s)	2	1	1	—	—
Research Portfolio
Beginning AUV	$24.79	$25.44	$19.90	$19.80	$20.02
Ending AUV	$33.59	$24.79	$25.44	$19.90	$19.80
Ending number of AUs (000s)	1	5	6	5	3

	2019	2018	2017	2016	2015
JANUS ASPEN SERIES: JANUS HENDERSON FUNDS- Service
Flexible Bond Portfolio
Beginning AUV	$11.37	$11.52	$11.14	$10.90	$11.15
Ending AUV	$12.42	$11.37	$11.52	$11.14	$10.90
Ending number of AUs (000s)	13	13	30	26	13
US Low Volatility Portfolio (inception date November 11, 2016)
Beginning AUV	$11.43	$11.98	$10.38	$10.00	N/A
Ending AUV	$14.64	$11.43	$11.98	$10.38	N/A
Ending number of AUs (000s)	25	3	1	—	—
JOHN HANCOCK VARIABLE TRUST:
Emerging Markets Value Trust Fund (inception October 30, 2015)
Beginning AUV	$12.59	$14.57	$10.99	$9.32	$10.00
Ending AUV	$13.95	$12.59	$14.57	$10.99	$9.32
Ending number of AUs (000s)	41	29	3	3	—
JPMORGAN INSURANCE TRUST:
Global Allocation Portfolio (inception October 30, 2015)
Beginning AUV	$11.30	$12.07	$10.33	$9.76	$10.00
Ending AUV	$13.18	$11.30	$12.07	$10.33	$9.76
Ending number of AUs (000s)	40	20	42	8	—
Income Builder Portfolio (inception October 30, 2015)
Beginning AUV	$11.06	$11.63	$10.41	$9.80	$10.00
Ending AUV	$12.63	$11.06	$11.63	$10.41	$9.80
Ending number of AUs (000s)	54	18	18	18	—
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio
Beginning AUV	$24.41	$29.97	$23.45	$19.41	$25.04
Ending AUV	$28.84	$24.41	$29.97	$23.45	$19.41
Ending number of AUs (000s)	12	12	7	3	2
Global Dynamic Multi Asset Portfolio
Beginning AUV	$14.79	$15.83	$13.13	$12.72	$13.11
Ending AUV	$17.42	$14.79	$15.83	$13.13	$12.72
Ending number of AUs (000s)	4	—	—	—	—
International Equity Portfolio
Beginning AUV	$16.91	$19.64	$16.05	$16.77	$17.94
Ending AUV	$20.46	$16.91	$19.64	$16.05	$16.77
Ending number of AUs (000s)	13	14	55	35	22
US Small-Mid Cap Equity Portfolio
Beginning AUV	$24.38	$28.10	$24.66	$21.30	$23.16
Ending AUV	$31.68	$24.38	$28.10	$24.66	$21.30
Ending number of AUs (000s)	5	7	7	7	4
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio
Beginning AUV	$22.19	$24.21	$20.82	$20.57	$22.26
Ending AUV	$27.76	$22.19	$24.21	$20.82	$20.57
Ending number of AUs (000s)	1	1	—	—	—
ClearBridge Dividend Strategy Portfolio
Beginning AUV	$19.94	$20.95	$17.58	$15.29	$15.89
Ending AUV	$26.23	$19.94	$20.95	$17.58	$15.29
Ending number of AUs (000s)	—	—	—	—	—

	2019	2018	2017	2016	2015
ClearBridge Large Cap Growth Portfolio
Beginning AUV	$27.37	$27.37	$21.76	$20.26	$19.19
Ending AUV	$36.17	$27.37	$27.37	$21.76	$20.26
Ending number of AUs (000s)	7	2	3	2	—
ClearBridge Small Cap Growth Portfolio
Beginning AUV	$19.81	$19.20	$15.49	$14.68	$15.41
Ending AUV	$25.07	$19.81	$19.20	$15.49	$14.68
Ending number of AUs (000s)	34	24	6	5	3
QS Dynamic Multi Strategy Portfolio
Beginning AUV	$12.81	$13.81	$12.13	$12.19	$13.17
Ending AUV	$14.79	$12.81	$13.81	$12.13	$12.19
Ending number of AUs (000s)	1	1	—	—	—
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio
Beginning AUV	$20.88	$21.73	$20.00	$17.30	$18.87
Ending AUV	$23.88	$20.88	$21.73	$20.00	$17.30
Ending number of AUs (000s)	3	3	5	—	—
LORD ABBETT SERIES FUND, INC. :
Bond Debenture Portfolio
Beginning AUV	$19.03	$19.83	$18.16	$16.19	$17.15
Ending AUV	$21.57	$19.03	$19.83	$18.16	$16.19
Ending number of AUs (000s)	83	7	54	10	8
Dividend Growth Portfolio
Beginning AUV	$27.22	$28.55	$23.97	$20.82	$21.30
Ending AUV	$34.41	$27.22	$28.55	$23.97	$20.82
Ending number of AUs (000s)	10	—	12	12	—
Growth and Income Portfolio
Beginning AUV	$21.16	$23.04	$20.32	$17.35	$17.99
Ending AUV	$25.92	$21.16	$23.04	$20.32	$17.35
Ending number of AUs (000s)	—	—	—	—	—
MAINSTAY VP FUNDS TRUST - SERVICE:
MacKay Convertible Portfolio (inception May 1, 2017)
Beginning AUV	$10.34	$10.60	$10.00	N/A	N/A
Ending AUV	$12.63	$10.34	$10.60	N/A	N/A
Ending number of AUs (000s)	57	21	8	—	—
MFS VARIABLE INSURANCE TRUST:
Growth Series - Service (inception July 31, 2015)
Beginning AUV	$13.55	$13.24	$10.10	$9.88	$9.98
Ending AUV	$18.67	$13.55	$13.24	$10.10	$9.88
Ending number of AUs (000s)	8	6	18	19	—
Value Series - Service (inception July 31, 2015)
Beginning AUV	$11.48	$12.81	$10.91	$9.59	$9.97
Ending AUV	$14.87	$11.48	$12.81	$10.91	$9.59
Ending number of AUs (000s)	13	9	18	20	—
NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index Fund
Beginning AUV	$11.06	$11.12	$10.79	$10.57	$10.78
Ending AUV	$11.99	$11.06	$11.12	$10.79	$10.57
Ending number of AUs (000s)	28	28	6	2	—

	2019	2018	2017	2016	2015
DFA NVIT Capital Appreciation Fund (inception May 1, 2017)
Beginning AUV	$10.04	$11.16	$10.00	N/A	N/A
Ending AUV	$12.04	$10.04	$11.16	N/A	N/A
Ending number of AUs (000s)	20	62	—	—	—
DFA NVIT Moderate Fund (inception May 1, 2017)
Beginning AUV	$10.07	$10.92	$10.00	N/A	N/A
Ending AUV	$11.86	$10.07	$10.92	N/A	N/A
Ending number of AUs (000s)	—	—	—	—	—
DoubleLine NVIT Total Return Tactical Fund (inception November 3, 2017)
Beginning AUV	$10.02	$9.99	$10.00	N/A	N/A
Ending AUV	$10.70	$10.02	$9.99	N/A	N/A
Ending number of AUs (000s)	131	46	12	—	—
Government Money Market Fund (inception date May 1, 2019)
Beginning AUV	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$10.12	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	60	N/A	N/A	N/A	N/A
International Index Fund
Beginning AUV	$10.13	$11.76	$9.42	$9.35	$10.22
Ending AUV	$12.32	$10.13	$11.76	$9.42	$9.35
Ending number of AUs (000s)	164	138	83	—	—
iShares ETF Fixed Income Fund (inception date May 1, 2019)
Beginning AUV	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$10.58	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A	N/A	N/A
iShares ETF Global Equity Fund (inception date May 1, 2019)
Beginning AUV	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$10.89	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A	N/A	N/A
Mid Cap Index Fund
Beginning AUV	$13.13	$14.84	$12.83	$10.67	$11.48
Ending AUV	$16.49	$13.13	$14.84	$12.83	$10.67
Ending number of AUs (000s)	42	32	15	4	3
Multi-Manager International Value Fund (inception date May 1, 2017)
Beginning AUV	$9.42	$11.37	$10.00	N/A	N/A
Ending AUV	$10.98	$9.42	$11.37	N/A	N/A
Ending number of AUs (000s)	—	—	—	—	—
Multi-Manager Mid Cap Value Fund (inception date May 1, 2017)
Beginning AUV	$9.42	$10.84	$10.00	N/A	N/A
Ending AUV	$11.68	$9.42	$10.84	N/A	N/A
Ending number of AUs (000s)	19	16	5	—	—
AQR Large Cap Defensive Style Fund (inception May 1, 2018)
Beginning AUV	$9.97	$10.00	N/A	N/A	N/A
Ending AUV	$12.89	$9.97	N/A	N/A	N/A
Ending number of AUs (000s)	—	—	—	—	—
Neuberger Berman NVIT Socially Responsible Fund (inception May 1, 2017)
Beginning AUV	$10.47	$11.11	$10.00	N/A	N/A
Ending AUV	$13.19	$10.47	$11.11	N/A	N/A
Ending number of AUs (000s)	—	—	—	—	—
S&P 500 Index Fund
Beginning AUV	$14.75	$15.49	$12.77	$11.45	$11.52
Ending AUV	$19.32	$14.75	$15.49	$12.77	$11.45
Ending number of AUs (000s)	75	76	64	2	—

	2019	2018	2017	2016	2015
Small Cap Index Fund
Beginning AUV	$12.22	$13.78	$12.06	$9.97	$10.92
Ending AUV	$15.29	$12.22	$13.78	$12.06	$9.97
Ending number of AUs (000s)	43	22	11	2	1
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Mid-Cap Growth Portfolio
Beginning AUV	$32.84	$35.09	$28.01	$26.83	$28.59
Ending AUV	$43.60	$32.84	$35.09	$28.01	$26.83
Ending number of AUs (000s)	3	3	4	2	2
Mid Cap Intrinsic Value Portfolio
Beginning AUV	$23.86	$28.16	$24.12	$20.76	$23.67
Ending AUV	$27.85	$23.86	$28.16	$24.12	$20.76
Ending number of AUs (000s)	4	7	8	7	5
Short Duration Bond Portfolio
Beginning AUV	$12.53	$12.40	$12.29	$12.14	$12.19
Ending AUV	$12.99	$12.53	$12.40	$12.29	$12.14
Ending number of AUs (000s)	9	9	7	4	4
Sustainable Equity Portfolio
Beginning AUV	$26.80	$28.43	$24.01	$21.85	$22.33
Ending AUV	$33.74	$26.80	$28.43	$24.01	$21.85
Ending number of AUs (000s)	—	1	1	1	0
US Equity Index PutWrite Strategy Portfolio (inception date May 1, 2015)
Beginning AUV	$9.15	$9.82	$9.20	$9.26	$10.02
Ending AUV	$10.55	$9.15	$9.82	$9.20	$9.26
Ending number of AUs (000s)	3	3	3	3	—
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Portfolio Class 3 (inception May 1, 2015)
Beginning AUV	$10.04	$10.97	$9.92	$9.07	$10.03
Ending AUV	$11.56	$10.04	$10.97	$9.92	$9.07
Ending number of AUs (000s)	23	21	19	—	—
BTS Tactical Fixed Income Portfolio (inception October 30, 2015)
Beginning AUV	$10.57	$11.26	$10.94	$9.67	$10.00
Ending AUV	$10.89	$10.57	$11.26	$10.94	$9.67
Ending number of AUs (000s)	1	1	1	3	—
Power Dividend Index Portfolio
Beginning AUV	$15.31	$16.65	$15.01	$14.91	$16.11
Ending AUV	$14.88	$15.31	$16.65	$15.01	$14.91
Ending number of AUs (000s)	4	4	—	—	—
Power Income Portfolio
Beginning AUV	$10.68	$11.04	$10.81	$10.36	$10.70
Ending AUV	$11.50	$10.68	$11.04	$10.81	$10.36
Ending number of AUs (000s)	—	—	—	—	—
Power Momentum Portfolio
Beginning AUV	$18.82	$19.33	$15.99	$15.17	$15.53
Ending AUV	$20.30	$18.82	$19.33	$15.99	$15.17
Ending number of AUs (000s)	—	—	—	—	—
Probabilities Portfolio
Beginning AUV	$10.35	$12.25	$10.59	$10.35	$10.77
Ending AUV	$13.84	$10.35	$12.25	$10.59	$10.35
Ending number of AUs (000s)	—	—	—	—	—

	2019	2018	2017	2016	2015
Rational Trend Aggregation VA Portfolio (inception date May 1, 2019)
Beginning AUV	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$10.04	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A	N/A	N/A
TOPS Aggressive Growth ETF- Class 2 (inception date May 1, 2019)
Beginning AUV	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$10.82	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A	N/A	N/A
TOPS Balanced ETF- Class 2 (inception May 1, 2019)
Beginning AUV	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$10.65	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A	N/A	N/A
TOPS Conservative ETF- Class 2
Beginning AUV	$12.46	$12.80	$11.98	$11.32	$11.78
Ending AUV	$13.92	$12.46	$12.80	$11.98	$11.32
Ending number of AUs (000s)	—	—	—	—	—
TOPS Growth ETF- Class 2 (inception May 1, 2019)
Beginning AUV	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$10.79	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A	N/A	N/A
TOPS Managed Risk Balanced ETF- Class 2
Beginning AUV	$12.81	$13.64	$12.33	$11.61	$12.50
Ending AUV	$14.68	$12.81	$13.64	$12.33	$11.61
Ending number of AUs (000s)	—	—	—	—	—
TOPS Managed Risk Growth ETF- Class 2
Beginning AUV	$12.23	$13.40	$11.39	$10.79	$12.13
Ending AUV	$14.32	$12.23	$13.40	$11.39	$10.79
Ending number of AUs (000s)	—	—	—	—	—
TOPS Managed Risk Moderate Growth ETF- Class 2
Beginning AUV	$13.27	$14.30	$12.56	$11.82	$13.02
Ending AUV	$15.43	$13.27	$14.30	$12.56	$11.82
Ending number of AUs (000s)	—	—	—	—	—
TOPS Moderate Growth ETF- Class 2 (inception date May 1, 2019)
Beginning AUV	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$10.72	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A	N/A	N/A
PIMCO VARIABLE INSURANCE TRUST:
All Asset All Authority Portfolio - Administrative
Beginning AUV	$9.75	$10.44	$9.40	$8.27	$9.63
Ending AUV	$10.42	$9.75	$10.44	$9.40	$8.27
Ending number of AUs (000s)	21	17	—	—	—
All Asset Portfolio
Beginning AUV	$17.12	$18.10	$15.94	$14.12	$15.90
Ending AUV	$19.16	$17.12	$18.10	$15.94	$14.12
Ending number of AUs (000s)	1	—	—	—	3
CommodityRealReturn Strategy Portfolio
Beginning AUV	$5.97	$6.95	$6.80	$5.91	$7.88
Ending AUV	$6.65	$5.97	$6.95	$6.80	$5.91
Ending number of AUs (000s)	5	6	8	4	4

	2019	2018	2017	2016	2015
Dynamic Bond Portfolio
Beginning AUV	$11.89	$11.77	$11.20	$10.70	$10.93
Ending AUV	$12.47	$11.89	$11.77	$11.20	$10.70
Ending number of AUs (000s)	2	39	5	3	2
Emerging Markets Bond Portfolio
Beginning AUV	$19.67	$20.65	$18.79	$16.58	$17.69
Ending AUV	$22.58	$19.67	$20.65	$18.79	$16.58
Ending number of AUs (000s)	15	13	16	10	8
Global Bond Opportunities Unhedged Portfolio
Beginning AUV	$16.28	$17.00	$15.65	$15.04	$15.56
Ending AUV	$17.28	$16.28	$17.00	$15.65	$15.04
Ending number of AUs (000s)	6	2	2	2	—
Global Core Bond Hedged Portfolio
Beginning AUV	$10.80	$10.68	$10.25	$9.59	$10.04
Ending AUV	$11.65	$10.80	$10.68	$10.25	$9.59
Ending number of AUs (000s)	—	—	—	—	—
Global Managed Allocation Portfolio
Beginning AUV	$11.81	$12.49	$10.95	$10.52	$11.27
Ending AUV	$13.82	$11.81	$12.49	$10.95	$10.52
Ending number of AUs (000s)	—	2	2	—	—
High Yield Portfolio
Beginning AUV	$20.01	$20.56	$19.28	$17.15	$18.04
Ending AUV	$22.96	$20.01	$20.56	$19.28	$17.15
Ending number of AUs (000s)	19	16	10	1	—
Income Portfolio (inception date May 2, 2016)
Beginning AUV	$11.45	$11.40	$10.55	$10.00	N/A
Ending AUV	$12.43	$11.45	$11.40	$10.55	N/A
Ending number of AUs (000s)	343	89	60	22	—
International Bond Unhedged Portfolio
Beginning AUV	$13.62	$14.18	$12.80	$12.42	$13.24
Ending AUV	$14.57	$13.62	$14.18	$12.80	$12.42
Ending number of AUs (000s)	—	1	—	—	—
International Bond US Dollar-Hedged Portfolio
Beginning AUV	$19.41	$19.01	$18.50	$17.37	$17.79
Ending AUV	$20.77	$19.41	$19.01	$18.50	$17.37
Ending number of AUs (000s)	26	19	11	10	—
Long Term US Government Portfolio
Beginning AUV	$20.78	$21.29	$19.54	$19.41	$20.62
Ending AUV	$23.55	$20.78	$21.29	$19.54	$19.41
Ending number of AUs (000s)	5	5	5	6	—
Low Duration Portfolio
Beginning AUV	$14.30	$14.25	$14.06	$13.87	$13.98
Ending AUV	$14.87	$14.30	$14.25	$14.06	$13.87
Ending number of AUs (000s)	71	14	21	21	16
Real Return Portfolio
Beginning AUV	$15.75	$16.11	$15.54	$14.77	$15.68
Ending AUV	$17.08	$15.75	$16.11	$15.54	$14.77
Ending number of AUs (000s)	18	18	18	13	1
Short Term Portfolio
Beginning AUV	$13.70	$13.49	$13.18	$12.87	$12.84
Ending AUV	$14.08	$13.70	$13.49	$13.18	$12.87
Ending number of AUs (000s)	99	90	23	11	2

	2019	2018	2017	2016	2015
Total Return Portfolio
Beginning AUV	$18.46	$18.56	$17.69	$17.23	$17.63
Ending AUV	$20.00	$18.46	$18.56	$17.69	$17.23
Ending number of AUs (000s)	86	70	97	65	23
PROFUNDS VP:
Access VP High Yield Fund
Beginning AUV	$16.51	$16.61	$15.85	$14.54	$14.85
Ending AUV	$18.56	$16.51	$16.61	$15.85	$14.54
Ending number of AUs (000s)	—	—	—	—	—
Asia 30 Fund
Beginning AUV	$10.63	$13.06	$9.83	$9.77	$11.83
Ending AUV	$13.43	$10.63	$13.06	$9.83	$9.77
Ending number of AUs (000s)	12	13	—	—	—
Banks Fund
Beginning AUV	$18.96	$23.10	$19.59	$15.90	$15.52
Ending AUV	$25.87	$18.96	$23.10	$19.59	$15.90
Ending number of AUs (000s)	—	—	—	—	—
Basic Materials Fund
Beginning AUV	$13.75	$16.70	$13.58	$11.46	$13.50
Ending AUV	$16.19	$13.75	$16.70	$13.58	$11.46
Ending number of AUs (000s)	—	—	—	1	—
Bear Fund
Beginning AUV	$3.02	$2.90	$3.54	$4.07	$4.17
Ending AUV	$2.33	$3.02	$2.90	$3.54	$4.07
Ending number of AUs (000s)	—	—	—	41	—
Biotechnology Fund
Beginning AUV	$32.81	$35.19	$28.71	$33.97	$35.54
Ending AUV	$38.21	$32.81	$35.19	$28.71	$33.97
Ending number of AUs (000s)	—	—	—	—	—
Bull Fund
Beginning AUV	$21.34	$22.74	$19.05	$17.37	$17.65
Ending AUV	$27.50	$21.34	$22.74	$19.05	$17.37
Ending number of AUs (000s)	—	—	—	—	—
Consumer Goods Fund
Beginning AUV	$19.62	$23.03	$20.01	$19.33	$18.89
Ending AUV	$24.83	$19.62	$23.03	$20.01	$19.33
Ending number of AUs (000s)	—	—	—	—	—
Consumer Services Fund
Beginning AUV	$27.34	$27.17	$22.95	$22.03	$21.79
Ending AUV	$34.07	$27.34	$27.17	$22.95	$22.03
Ending number of AUs (000s)	2	3	—	—	—
Emerging Markets Fund
Beginning AUV	$8.88	$10.48	$7.86	$7.08	$8.82
Ending AUV	$11.03	$8.88	$10.48	$7.86	$7.08
Ending number of AUs (000s)	1	1	2	2	—
Europe 30 Fund
Beginning AUV	$12.43	$14.48	$12.09	$11.22	$12.80
Ending AUV	$14.64	$12.43	$14.48	$12.09	$11.22
Ending number of AUs (000s)	—	—	2	—	—

	2019	2018	2017	2016	2015
Falling U.S. Dollar Fund
Beginning AUV	$7.07	$7.55	$6.96	$7.39	$7.58
Ending AUV	$6.91	$7.07	$7.55	$6.96	$7.39
Ending number of AUs (000s)	—	—	—	—	—
Financials Fund
Beginning AUV	$19.04	$21.25	$17.98	$15.59	$15.61
Ending AUV	$24.80	$19.04	$21.25	$17.98	$15.59
Ending number of AUs (000s)	4	6	5	—	—
Government Money Market Fund
Beginning AUV	$10.06	$10.02	$10.01	$10.01	$10.01
Ending AUV	$10.13	$10.06	$10.02	$10.01	$10.01
Ending number of AUs (000s)	12	2	9	48	20
Health Care Fund
Beginning AUV	$29.11	$27.88	$23.05	$24.03	$24.69
Ending AUV	$34.75	$29.11	$27.88	$23.05	$24.03
Ending number of AUs (000s)	—	2	—	—	—
Industrials Fund
Beginning AUV	$21.69	$24.87	$20.32	$17.28	$18.11
Ending AUV	$28.31	$21.69	$24.87	$20.32	$17.28
Ending number of AUs (000s)	1	1	1	1	—
International Fund
Beginning AUV	$11.81	$14.02	$11.51	$11.62	$12.96
Ending AUV	$14.09	$11.81	$14.02	$11.51	$11.62
Ending number of AUs (000s)	—	—	—	—	—
Internet Fund
Beginning AUV	$32.25	$30.73	$22.59	$21.41	$18.99
Ending AUV	$38.07	$32.25	$30.73	$22.59	$21.41
Ending number of AUs (000s)	4	1	3	—	—
Japan Fund
Beginning AUV	$15.51	$17.55	$14.82	$14.76	$15.62
Ending AUV	$18.61	$15.51	$17.55	$14.82	$14.76
Ending number of AUs (000s)	4	3	3	—	—
Large-Cap Growth Fund
Beginning AUV	$24.89	$25.37	$20.25	$19.28	$19.00
Ending AUV	$32.09	$24.89	$25.37	$20.25	$19.28
Ending number of AUs (000s)	32	—	9	—	—
Large-Cap Value Fund
Beginning AUV	$18.98	$21.23	$18.72	$16.22	$17.03
Ending AUV	$24.63	$18.98	$21.23	$18.72	$16.22
Ending number of AUs (000s)	—	—	—	—	—
Mid-Cap Fund
Beginning AUV	$19.07	$21.88	$19.29	$16.32	$17.79
Ending AUV	$23.55	$19.07	$21.88	$19.29	$16.32
Ending number of AUs (000s)	3	4	2	1	—
Mid-Cap Growth Fund
Beginning AUV	$20.75	$23.58	$19.93	$17.66	$18.65
Ending AUV	$25.78	$20.75	$23.58	$19.93	$17.66
Ending number of AUs (000s)	—	—	—	—	—
Mid-Cap Value Fund
Beginning AUV	$18.99	$21.91	$19.81	$15.93	$17.76
Ending AUV	$23.57	$18.99	$21.91	$19.81	$15.93
Ending number of AUs (000s)	5	1	1	—	—

	2019	2018	2017	2016	2015
NASDAQ-100 Fund
Beginning AUV	$29.57	$30.13	$23.11	$21.96	$20.92
Ending AUV	$40.42	$29.57	$30.13	$23.11	$21.96
Ending number of AUs (000s)	1	9	—	1	—
Oil & Gas Fund
Beginning AUV	$9.65	$12.09	$12.49	$10.06	$13.53
Ending AUV	$10.47	$9.65	$12.09	$12.49	$10.06
Ending number of AUs (000s)	—	—	—	—	—
Pharmaceuticals Fund
Beginning AUV	$21.80	$23.24	$21.06	$21.88	$22.38
Ending AUV	$24.86	$21.80	$23.24	$21.06	$21.88
Ending number of AUs (000s)	—	—	—	—	—
Precious Metals Fund
Beginning AUV	$3.85	$4.45	$4.23	$2.71	$4.30
Ending AUV	$5.62	$3.85	$4.45	$4.23	$2.71
Ending number of AUs (000s)	68	19	—	—	—
Real Estate Fund
Beginning AUV	$17.87	$18.95	$17.54	$16.59	$16.76
Ending AUV	$22.65	$17.87	$18.95	$17.54	$16.59
Ending number of AUs (000s)	—	—	—	—	—
Rising Rates Opportunity Fund
Beginning AUV	$3.60	$3.45	$3.92	$4.13	$3.84
Ending AUV	$2.97	$3.60	$3.45	$3.92	$4.13
Ending number of AUs (000s)	—	—	—	—	—
Semiconductor Fund
Beginning AUV	$26.38	$29.39	$21.68	$16.98	$17.20
Ending AUV	$39.52	$26.38	$29.39	$21.68	$16.98
Ending number of AUs (000s)	2	2	2	—	—
Short Emerging Markets Fund
Beginning AUV	$6.73	$5.98	$8.28	$9.89	$8.42
Ending AUV	$5.32	$6.73	$5.98	$8.28	$9.89
Ending number of AUs (000s)	—	—	—	—	—
Short International Fund
Beginning AUV	$5.35	$4.64	$5.84	$6.21	$5.89
Ending AUV	$4.42	$5.35	$4.64	$5.84	$6.21
Ending number of AUs (000s)	—	—	—	—	—
Short Mid-Cap Fund
Beginning AUV	$3.24	$2.92	$3.43	$4.30	$4.16
Ending AUV	$2.56	$3.24	$2.92	$3.43	$4.30
Ending number of AUs (000s)	—	—	—	—	—
Short NASDAQ-100 Fund
Beginning AUV	$2.02	$2.08	$2.79	$3.10	$3.42
Ending AUV	$1.46	$2.02	$2.08	$2.79	$3.10
Ending number of AUs (000s)	—	—	—	—	—
Short Small-Cap Fund
Beginning AUV	$2.86	$2.59	$3.02	$3.85	$3.67
Ending AUV	$2.26	$2.86	$2.59	$3.02	$3.85
Ending number of AUs (000s)	—	—	—	—	—
Small Cap Fund
Beginning AUV	$18.08	$20.75	$18.46	$15.42	$17.07
Ending AUV	$22.34	$18.08	$20.75	$18.46	$15.42
Ending number of AUs (000s)	2	—	—	—	—

	2019	2018	2017	2016	2015
Small-Cap Growth Fund
Beginning AUV	$23.74	$25.19	$22.30	$18.55	$19.27
Ending AUV	$28.28	$23.74	$25.19	$22.30	$18.55
Ending number of AUs (000s)	1	5	5	—	—
Small-Cap Value Fund
Beginning AUV	$18.90	$22.04	$20.09	$15.60	$17.06
Ending AUV	$23.17	$18.90	$22.04	$20.09	$15.60
Ending number of AUs (000s)	1	1	1	1	—
Technology Fund
Beginning AUV	$26.19	$26.80	$19.83	$17.65	$17.31
Ending AUV	$38.02	$26.19	$26.80	$19.83	$17.65
Ending number of AUs (000s)	—	—	—	—	—
Telecommunications Fund
Beginning AUV	$14.48	$17.05	$17.42	$14.32	$14.49
Ending AUV	$16.61	$14.48	$17.05	$17.42	$14.32
Ending number of AUs (000s)	1	1	1	—	—
U.S. Government Plus Fund
Beginning AUV	$16.52	$17.47	$15.96	$16.01	$18.10
Ending AUV	$19.53	$16.52	$17.47	$15.96	$16.01
Ending number of AUs (000s)	—	—	—	—	—
UltraBull Fund
Beginning AUV	$38.05	$45.03	$31.93	$26.92	$28.19
Ending AUV	$60.94	$38.05	$45.03	$31.93	$26.92
Ending number of AUs (000s)	—	—	—	—	—
UltraMid-Cap Fund
Beginning AUV	$31.38	$42.85	$33.26	$24.11	$28.75
Ending AUV	$46.38	$31.38	$42.85	$33.26	$24.11
Ending number of AUs (000s)	—	—	2	—	—
UltraNASDAQ-100 Fund
Beginning AUV	$71.42	$79.03	$46.95	$43.22	$39.80
Ending AUV	$128.31	$71.42	$79.03	$46.95	$43.22
Ending number of AUs (000s)	—	—	—	—	—
UltraShort NASDAQ-100 Fund
Beginning AUV	$0.44	$0.49	$0.90	$1.12	$1.40
Ending AUV	$0.22	$0.44	$0.49	$0.90	$1.12
Ending number of AUs (000s)	—	—	—	—	—
UltraSmall-Cap Fund
Beginning AUV	$26.22	$35.89	$28.67	$20.54	$25.41
Ending AUV	$38.63	$26.22	$35.89	$28.67	$20.54
Ending number of AUs (000s)	—	—	—	8	—
Utilities Fund
Beginning AUV	$21.79	$21.18	$19.15	$16.64	$16.74
Ending AUV	$26.78	$21.79	$21.18	$19.15	$16.64
Ending number of AUs (000s)	1	—	—	—	—
PUTNAM VARIABLE TRUST:
Diversified Income Fund
Beginning AUV	$12.81	$12.93	$12.07	$11.45	$11.66
Ending AUV	$14.25	$12.81	$12.93	$12.07	$11.45
Ending number of AUs (000s)	3	4	3	—	—

	2019	2018	2017	2016	2015
Equity Income Fund
Beginning AUV	$22.85	$24.97	$21.02	$18.50	$19.52
Ending AUV	$29.79	$22.85	$24.97	$21.02	$18.50
Ending number of AUs (000s)	25	21	19	6	5
High Yield Fund
Beginning AUV	$14.70	$15.33	$14.33	$12.40	$13.56
Ending AUV	$16.82	$14.70	$15.33	$14.33	$12.40
Ending number of AUs (000s)	4	—	35	—	—
Income Fund
Beginning AUV	$13.46	$13.43	$12.72	$12.47	$12.89
Ending AUV	$15.06	$13.46	$13.43	$12.72	$12.47
Ending number of AUs (000s)	21	5	6	3	4
Multi Asset Absolute Return Fund
Beginning AUV	$10.71	$11.62	$10.86	$10.78	$10.97
Ending AUV	$11.34	$10.71	$11.62	$10.86	$10.78
Ending number of AUs (000s)	—	—	—	—	—
Mortgage Securities Fund
Beginning AUV	$11.20	$11.30	$11.08	$11.06	$11.25
Ending AUV	$12.68	$11.20	$11.30	$11.08	$11.06
Ending number of AUs (000s)	11	3	—	—	—
REDWOOD INVESTMENT MANAGEMENT, LLC:
Managed Volatility Class I (inception date May 1, 2015):
Beginning AUV	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$10.39	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A	N/A	N/A
Managed Volatility Class N:
Beginning AUV	$10.87	$11.19	$10.41	$9.29	$9.83
Ending AUV	$11.82	$10.87	$11.19	$10.41	$9.29
Ending number of AUs (000s)	1	1	1	—	—
ROYCE CAPITAL FUND:
Micro-Cap Portfolio
Beginning AUV	$19.91	$21.89	$20.81	$17.39	$19.96
Ending AUV	$23.80	$19.91	$21.89	$20.81	$17.39
Ending number of AUs (000s)	5	4	1	1	—
Small-Cap Portfolio
Beginning AUV	$23.59	$25.74	$24.42	$20.19	$23.51
Ending AUV	$27.99	$23.59	$25.74	$24.42	$20.19
Ending number of AUs (000s)	7	2	3	—	—
SEI INSURANCE PRODUCTS TRUST:
Balanced Strategy Fund
Beginning AUV	$11.36	$12.17	$10.91	$10.18	$10.95
Ending AUV	$13.30	$11.36	$12.17	$10.91	$10.18
Ending number of AUs (000s)	—	—	—	—	—
Conservative Strategy Fund
Beginning AUV	$11.06	$11.29	$10.74	$10.33	$10.57
Ending AUV	$12.10	$11.06	$11.29	$10.74	$10.33
Ending number of AUs (000s)	—	—	—	14	14

	2019	2018	2017	2016	2015
Defensive Strategy Fund
Beginning AUV	$10.56	$10.63	$10.36	$10.12	$10.29
Ending AUV	$11.21	$10.56	$10.63	$10.36	$10.12
Ending number of AUs (000s)	—	—	—	—	—
Market Growth Strategy Fund
Beginning AUV	$11.54	$12.53	$10.98	$10.20	$11.03
Ending AUV	$13.72	$11.54	$12.53	$10.98	$10.20
Ending number of AUs (000s)	—	—	—	—	—
Market Plus Strategy Fund
Beginning AUV	$11.91	$13.25	$11.17	$10.30	$11.23
Ending AUV	$14.54	$11.91	$13.25	$11.17	$10.30
Ending number of AUs (000s)	—	—	—	—	—
Moderate Strategy Fund
Beginning AUV	$11.58	$12.04	$11.12	$10.47	$10.91
Ending AUV	$13.17	$11.58	$12.04	$11.12	$10.47
Ending number of AUs (000s)	—	—	—	2	—
T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II
Beginning AUV	$31.69	$31.18	$22.95	$22.83	$21.86
Ending AUV	$41.06	$31.69	$31.18	$22.95	$22.83
Ending number of AUs (000s)	47	33	32	19	14
Equity Income Portfolio II
Beginning AUV	$19.35	$21.43	$18.52	$15.58	$16.77
Ending AUV	$24.39	$19.35	$21.43	$18.52	$15.58
Ending number of AUs (000s)	3	4	2	1	—
Health Sciences Portfolio II
Beginning AUV	$49.95	$49.52	$38.90	$43.57	$44.78
Ending AUV	$64.25	$49.95	$49.52	$38.90	$43.57
Ending number of AUs (000s)	6	9	2	—	—
T ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond Portfolio II
Beginning AUV	$12.38	$12.27	$12.17	$12.03	$12.10
Ending AUV	$12.89	$12.38	$12.27	$12.17	$12.03
Ending number of AUs (000s)	57	45	3	3	—
THIRD AVENUE VARIABLE SERIES TRUST:
FFI Strategies Portfolio
Beginning AUV	$14.36	$18.02	$15.87	$14.14	$15.85
Ending AUV	$16.15	$14.36	$18.02	$15.87	$14.14
Ending number of AUs (000s)	—	—	—	—	—
TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth Portfolio
Beginning AUV	$13.09	$14.35	$13.13	$12.40	$13.14
Ending AUV	$15.15	$13.09	$14.35	$13.13	$12.40
Ending number of AUs (000s)	—	—	—	—	—
Strategic Growth Portfolio
Beginning AUV	$13.57	$15.40	$13.74	$13.02	$14.03
Ending AUV	$16.25	$13.57	$15.40	$13.74	$13.02
Ending number of AUs (000s)	1	1	—	—	—

	2019	2018	2017	2016	2015
VANECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$25.44	$33.24	$22.01	$21.99	$27.71
Ending AUV	$33.22	$25.44	$33.24	$22.01	$21.99
Ending number of AUs (000s)	14	15	32	14	10
Emerging Markets Bond Fund
Beginning AUV	$13.72	$14.62	$13.02	$12.24	$14.08
Ending AUV	$15.45	$13.72	$14.62	$13.02	$12.24
Ending number of AUs (000s)	—	2	1	—	—
Global Gold Fund
Beginning AUV	$7.59	$9.10	$8.07	$5.45	$7.27
Ending AUV	$10.54	$7.59	$9.10	$8.07	$5.45
Ending number of AUs (000s)	—	6	6	7	—
Global Hard Assets Fund
Beginning AUV	$15.20	$21.19	$21.56	$15.00	$24.25
Ending AUV	$17.00	$15.20	$21.19	$21.56	$15.00
Ending number of AUs (000s)	—	—	—	1	—
VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio
Beginning AUV	$13.36	$13.87	$12.12	$10.94	$11.17
Ending AUV	$16.33	$13.36	$13.87	$12.12	$10.94
Ending number of AUs (000s)	280	188	211	96	12
Capital Growth Portfolio
Beginning AUV	$16.98	$17.22	$13.40	$12.12	$12.10
Ending AUV	$21.42	$16.98	$17.22	$13.40	$12.12
Ending number of AUs (000s)	59	68	77	35	18
Conservative Allocation Portfolio (inception date May 1, 2019)
Beginning AUV	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$10.71	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	9	N/A	N/A	N/A	N/A
Diversified Value Portfolio
Beginning AUV	$12.34	$13.61	$12.06	$10.70	$11.09
Ending AUV	$15.47	$12.34	$13.61	$12.06	$10.70
Ending number of AUs (000s)	24	34	52	46	28
Equity Income Portfolio
Beginning AUV	$14.21	$15.15	$12.85	$11.19	$11.24
Ending AUV	$17.64	$14.21	$15.15	$12.85	$11.19
Ending number of AUs (000s)	135	86	74	32	—
Equity Index Portfolio
Beginning AUV	$14.78	$15.51	$12.78	$11.46	$11.53
Ending AUV	$19.35	$14.78	$15.51	$12.78	$11.46
Ending number of AUs (000s)	214	183	174	110	22
Global Bond Index Portfolio (inception May 1, 2019)
Beginning AUV	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$10.50	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	13	N/A	N/A	N/A	N/A
Growth Portfolio
Beginning AUV	$15.81	$15.82	$12.11	$12.28	$11.92
Ending AUV	$21.11	$15.81	$15.82	$12.11	$12.28
Ending number of AUs (000s)	64	30	14	1	10

	2019	2018	2017	2016	2015
High Yield Bond Portfolio
Beginning AUV	$11.76	$12.12	$11.35	$10.22	$10.70
Ending AUV	$13.57	$11.76	$12.12	$11.35	$10.22
Ending number of AUs (000s)	112	54	79	14	2
International Portfolio
Beginning AUV	$11.77	$13.50	$9.49	$9.34	$10.24
Ending AUV	$15.41	$11.77	$13.50	$9.49	$9.34
Ending number of AUs (000s)	290	211	173	75	6
Mid Cap Index Portfolio
Beginning AUV	$13.33	$14.74	$12.41	$11.19	$11.91
Ending AUV	$17.40	$13.33	$14.74	$12.41	$11.19
Ending number of AUs (000s)	100	61	39	12	11
Moderate Allocation Portfolio (inception May 1, 2019)
Beginning AUV	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$10.80	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A	N/A	N/A
REIT Index Portfolio
Beginning AUV	$14.06	$14.89	$14.24	$13.18	$13.10
Ending AUV	$18.06	$14.06	$14.89	$14.24	$13.18
Ending number of AUs (000s)	74	60	48	45	17
Short-Term Investment Grade Portfolio
Beginning AUV	$10.76	$10.68	$10.48	$10.23	$10.27
Ending AUV	$11.34	$10.76	$10.68	$10.48	$10.23
Ending number of AUs (000s)	392	300	260	95	23
Small Company Growth Portfolio
Beginning AUV	$13.12	$14.19	$11.52	$10.05	$11.00
Ending AUV	$16.77	$13.12	$14.19	$11.52	$10.05
Ending number of AUs (000s)	42	43	18	2	—
Total Bond Market Index Portfolio
Beginning AUV	$11.09	$11.14	$10.79	$10.55	$10.76
Ending AUV	$12.03	$11.09	$11.14	$10.79	$10.55
Ending number of AUs (000s)	697	400	338	208	63
Total International Stock Market Index Portfolio (inception date May 1, 2019)
Beginning AUV	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$10.76	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	25	N/A	N/A	N/A	N/A
Total Stock Market Index Portfolio
Beginning AUV	$14.38	$15.23	$12.62	$11.24	$11.49
Ending AUV	$18.76	$14.38	$15.23	$12.62	$11.24
Ending number of AUs (000s)	342	231	171	76	60
VIRTUS VARIABLE INSURANCE TRUST
Duff & Phelps International Series
Beginning AUV	$10.43	$12.52	$10.80	$10.98	$12.84
Ending AUV	$12.37	$10.43	$12.52	$10.80	$10.98
Ending number of AUs (000s)	—	—	—	—	—
Duff & Phelps Real Estate Securities Series
Beginning AUV	$17.95	$19.20	$18.12	$16.96	$16.72
Ending AUV	$22.87	$17.95	$19.20	$18.12	$16.96
Ending number of AUs (000s)	5	5	2	1	1

	2019	2018	2017	2016	2015
Newfleet Multi-Sector Intermediate Bond Series
Beginning AUV	$13.49	$13.86	$12.99	$11.88	$12.38
Ending AUV	$14.90	$13.49	$13.86	$12.99	$11.88
Ending number of AUs (000s)	24	9	10	—	—
WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
Beginning AUV	$39.84	$42.87	$33.20	$30.84	$33.58
Ending AUV	$55.39	$39.84	$42.87	$33.20	$30.84
Ending number of AUs (000s)	4	5	6	6	3
Opportunity Fund
Beginning AUV	$28.74	$30.95	$25.70	$22.90	$24.540
Ending AUV	$37.78	$28.74	$30.95	$25.70	$22.900
Ending number of AUs (000s)	—	—	—	—	—
WESTCHESTER CAPITAL
Merger Fund VL
Beginning AUV	$12.56	$11.73	$11.44	$11.16	$11.420
Ending AUV	$13.34	$12.56	$11.73	$11.44	$11.160
Ending number of AUs (000s)	25	61	23	14	9

Jefferson National Life Insurance Company of New York
P.O. Box 36840
Louisville, Kentucky 40233
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information
General Information Regarding Jefferson National Life Insurance Company of New York
Jefferson National Life of New York Annuity Account 1
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements
Custodian

(cut along dotted line)
If you would like a free copy of the Statement of Additional Information (Form # JNLNY-MNTADV-SAI-1-0519) dated May 1, 2020 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.nationwideadvisory.com:
Jefferson National Life Insurance Company of New York Administrative Office P.O. Box 36840 Louisville, Kentucky 40233
Please send me a free copy of the Statement of Additional Information for the Jefferson National Life of New York Annuity Account 1 (Monument Advisor NY) variable annuity at the following address:
Name:
Mailing Address:
Sincerely,

(Signature)
© 2020, Jefferson National Life Insurance Company of New York	JNLNY-MNTADV-PROS-05-19

Monument Advisor Select NYSM
Individual Variable Annuity
Issued by
Jefferson National Life Insurance Company of New York
through its
Jefferson National Life of New York Annuity Account 1
The date of this prospectus is May 1, 2020.
The contracts described in this prospectus are only available in the state of New York.
This prospectus describes the Monument Advisor SelectSM NY Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company of New York (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. Under the terms of the Contract, you may not enter the Annuity Period until thirteen (13) months from the date you purchase the Contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in "Appendix A – More Information About the Investment Portfolios." You can put your money in any of the Sub-accounts; certain restrictions may apply. We impose a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. You can view, on our Website, the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio’s management fees and other expenses you will bear indirectly.
Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.
Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.
To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2020. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Website (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus.
For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:
•	Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
•	Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.
The Contracts:
•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed and may be subject to loss of principal
Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

You should only rely on information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, We may discontinue mailing paper copies of annual and semi-annual reports for Investment Options available under the Contract unless you specifically request that paper copies continue to be delivered. Instead, annual and semi-annual reports will be made available on our Website. We will notify you by mail each time a report is posted and will provide a Website link to access the report. Instructions for requesting paper copies will also be included in the notice.
If you have already signed up for electronic administration, you will not be affected by this change and no action is required. For more information on electronic administration, see "Electronic Administration of Your Contract."
You may elect to receive all future annual and semi-annual reports in paper free of charge. To do so, you should contact Us to inform Us that paper copies of annual and semi-annual reports should be delivered. Any election to receive annual and semi-annual reports in paper will apply to all Investment Options available under the Contract.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Table of Contents (continued)
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Definitions of Special Terms
Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.
Accumulation Period: The period during which you invest money in your Contract.
Accumulation Unit: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.
Advisor Fee: Any fee charged by any Investment Advisor or financial professional you hire and processed as such by the Company as a withdrawal from the Contract Value.
Annuitant(s): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments. If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.
Annuity Date: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions are based on the age of the primary Annuitant.
Annuity Options: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.
Annuity Payments: Periodic income payments provided under the terms of one of the Annuity Options.
Annuity Period: The period during which We make income payments to you.
Beneficiary: The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.
Business Day: Generally, any day on which the New York Stock Exchange is open for trading. Our Business Day ends at the closing of regular trading on the New York Stock Exchange. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers."
Code: The Internal Revenue Code of 1986, as amended.
Company: Jefferson National Life Insurance Company of New York, also referred to as Jefferson National, We, Us, and Our.
Contract: The Monument Advisor SelectSM NY individual variable annuity contract, which provides variable investment options offered by the Company.
Contract Anniversary: The anniversary of the Business Day you purchased the Contract.
Contract Value: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.
Death Benefit Amount: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.
Due Proof of Death: When the Company receives both a death certificate and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.
FINRA: Financial Industry Regulatory Authority, Inc.
Free Look Period: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is 10 days from receipt, or 60 days if it is a Replacement Contract.
Insurance Charges: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.
Investment Advisor: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you.
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Investment Allocations of Record: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select.
Investment Options: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.
Investment Portfolio(s): The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.
Jefferson National Service Center: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 1-866-667-0561).
Joint Owner: The individual who co-owns the Contract with another person.
Low Cost Fund Platform Fee: Fee imposed by the Company on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. This fee is assessed daily as part of the daily Accumulation Unit value calculation. See "Expenses – Low Cost Fund Platform Fee" for further details, including a list of the Sub-accounts for which the Company currently imposes the fee.
Maximum Maturity Date: The date on which the primary Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Net Contract Value: An amount equal to the Contract Value reduced by the applicable portion of the Subscription Fee.
Non-Natural Owner: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.
Non-Qualified Contract: A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").
Owner: You, the purchaser of the Contract, are the Owner.
Purchase Payment: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.
Qualified Contract: A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.
Replacement Contract: A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or an unaffiliated insurance company).
Secure Online Account: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.
Separate Account: Jefferson National Life of New York Annuity Account 1, which invests in the Investment Portfolios.
Sub-account: A segment within the Separate Account which invests in a single Investment Portfolio.
Subscription Fee: $20 per month fee charged by Us to issue and administer the Contract.
Tax Deferral: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.
Website: www.nationwideadvisory.com, which is the website of Jefferson National Life Insurance Company of New York. You may obtain information about your Contract and request certain transactions through the Website.
Highlights
The variable annuity Contract that We are offering is a Contract between you (the Owner, You or you) and Us (We, we, Us, us, Our, our). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of the Separate Account. The Contract is intended to be used to accumulate money for retirement or other long-term Tax Deferral purposes.
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The Contract charges no insurance fees other than the monthly Subscription Fee imposed during the Accumulation Period and Annuity Period. You do pay any applicable Low Cost Fund Platform Fees for certain Sub-account allocations, as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios’ advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios.
The Contract includes a death benefit which is described in detail under the heading "Death Benefit."
All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.
Under the terms of the Contract, you may not enter the Annuity Period until thirteen (13) months from the date you purchase the Contract.
You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amounts of the Annuity Payments are constant for the entire Annuity Period. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint annuitants, all provisions are based on the age of the primary annuitant.
Free Look
If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or 60 days if it is a Replacement Contract) and We will cancel the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract, or 60 days if it is a Replacement Contract. On the day We receive your request We will return your Contract Value. This refund amount will be the Contract Value plus the amount of fees and other charges deducted from the Contract via redemption of Accumulation Units, if applicable, such as Subscription Fees. The amount refunded will not include any underlying fund charges or Contract fees that were assessed daily as part of the Accumulation Unit value calculation during the free look period. See "The Company - Free Look" section for additional details.
Tax Penalty
In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits.
Document Delivery Requirements
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should consider electing and continue to receive documents electronically if you have regular and continuous Internet access. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available on our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses may also be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports of the Investment Portfolios on our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. You
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will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.
We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time.
We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, We will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days’ notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee on amounts invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further information, see "Expenses – Low Cost Fund Platform Fee."
Inquiries
If you need more information, please go to www.nationwideadvisory.com or contact Us at:
Jefferson National Life Insurance Company of New York
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561
Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.
Owner Transaction Expenses
Contingent Deferred Sales Charge (as a percentage of Purchase Payments withdrawn)	None
Transfer Fee[1]	Current Charge: None	Maximum Charge: $25.00
[1]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply as further described under the heading "Transfers – Excessive Trading Limits" and "Transfers – Short Term Trading Risk."
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The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.
Separate Account Annual Expenses Table
	Current Charge	Maximum Charge
Subscription Fee	$240.00 per Contract annually ($20.00 per month)	$240.00 per Contract annually ($20.00 per month)
Separate Account Annual Expenses (as a percentage of Contract Value invested in the Investment Portfolios) Mortality and Expense Risk Charge	0.00%	0.00%
Administrative Charge	0.00%	0.00%
Total Separate Account Annual Expenses	$240.00	$240.00
Optional Low Cost Fund Platform
The next item shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further details, see "Expenses – Low Cost Fund Platform Fee."
	Minimum Annual Fee	Maximum Annual Fee
Low Cost Fund Platform Fee (as a percentage of the average daily Contract Value allocated to the Sub-account)	0.05%	0.25%
Investment Portfolio Operating Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the Investment Portfolios that you may pay periodically during the life of the contract. More detail concerning each underlying Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.
	Minimum	Maximum
Total Investment Portfolio operating expenses
Expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses for the period ended December 31, 2019.
Current and future total operating expenses of the Investment Portfolios could be higher or lower than those shown in the table.	Gross: 0.11%	Gross: 5.81%
The minimum and maximum Investment Portfolio fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Investment Portfolios. Therefore, actual expenses could be lower. Refer to the Investment Portfolio prospectuses for specific expense information. Additionally, the minimum and maximum underlying mutual fund operating expenses indicated above do not reflect the assessment of the Low Cost Fund Platform Fee, which is assessed by Us on certain Sub-account allocations. The Low Cost Fund Platform Fee may increase the cost of investing in certain Investment Portfolios beyond the minimum and maximum Investment Portfolio operating expenses reflected in the above table.
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Examples of Fees and Expenses
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Subscription Fee, and Investment Portfolio fees and expenses.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. The Example does not reflect the assessment of the Low Cost Fund Platform Fee, which, if reflected, would result in higher expenses. For a description of the Low Cost Fund Platform Fee, see "Expenses – Low Cost Fund Platform Fee." The Subscription Fee for every Contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the Subscription Fee, but converted it to an asset based charge based on the average contract size of Jefferson National Life Insurance Company of New York as of the previous December 31. This conversion causes the Subscription Fee in the example below to be less than $240 annually. Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:
Highest cost example using maximum charges:
(1)	Assuming Contract charges and gross maximum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$588.48	$1,749.87	$2,890.80	$5,655.94
(2)	Assuming Contract charges and gross minimum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$18.48	$58.16	$101.74	$230.46
Condensed Financial Information
Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.
The Company
Jefferson National Life Insurance Company of New York was organized in 2014.
We are principally engaged in the life insurance and annuity business in the state of New York. We are a stock company organized under the laws of the state of New York and are a direct subsidiary of Jefferson National Life Insurance Company and an indirect subsidiary of Jefferson National Financial Corp.
Jefferson Financial Corp is ultimately owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company, which are engaged in general insurance and reinsurance business, except life insurance.
The obligations under the Contracts are obligations of Jefferson National Life Insurance Company of New York.
The Monument Advisor Select NY Variable Annuity Contract
This prospectus describes The Monument Advisor Select NY Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.
The Contract benefits from Tax Deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contract may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides Tax Deferral under the Code. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or
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less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.
The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.
You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amounts of the Annuity Payments are constant for the entire Annuity Period.
Free Look
If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it, or 60 days if it is a Replacement Contract. Investment Portfolio operating expenses and any Contract fees that are assessed daily as part of the Accumulation Unit value calculation will have been deducted. On the Business Day We receive your request We will return your Contract Value plus any fees and other charges deducted via redemption of Accumulation Units. The amount will not include any underlying fund charges that may have been imposed. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract, or 60 days if it is a Replacement Contract.
Owner. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.
A change of Owner may be a taxable event.
Joint Owner. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.
Restricted Beneficiary. In accordance with Company procedures and applicable law, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
Assignment
Subject to applicable law, you can assign the Contract at any time during the Contract Owner’s lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.
An assignment may be a taxable event.
If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.
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Electronic Administration of Your Contract
This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.
If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.
Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.
You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.
We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.
You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Confirmations and Statements
We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified
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Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@nationwideadvisory.com or call Us at (866) 667-0561.
Requesting Transactions or Obtaining Information About your Contract
You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.
Telephone and Website Transactions. You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.
We will accept transaction requests from your Investment Advisor or financial professional upon your written request. You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.
We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine and will not be liable for following instructions that are reasonably determined to be genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.
Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although We have taken precautions to prevent such outages or slowdowns, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transactions by mail.
Security of Electronic Communications With Us. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.
You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.
Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.
We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website or secure file share portal. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Nationwide Mutual Insurance Co." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.
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Good Order
A request or transaction generally is considered in good order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, good order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your Investment Advisor or financial professional before submitting the form or request.
Purchase
Application for a Contract
If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
Purchase Payments
A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000 without Our prior approval and will be subject to such terms and conditions as We may require.
Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.
Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay Advisor Fees), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments
You control where your Purchase Payments are invested. On the application for a Contract, you may choose to have 100% of your initial Purchase Payment invested in the money market Sub-Accounts. Alternatively, you may use a separate administrative form to select the Sub-Accounts in which to invest your initial Purchase Payment. Any subsequent or additional Purchase Payments will be allocated based on your Investment Allocation of Record. Please make sure your Investment Allocation of Record is kept current. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. See "Expenses – Low Cost Fund Platform Fee" for further details.
Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary
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information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes at the close of regular trading on the New York Stock Exchange.
Investment Options
Investment Portfolios
The Contract offers various Sub-accounts, each of which invests exclusively in an Investment Portfolio listed in "Appendix A – More Information About the Investment Portfolios." During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives.
In the future, additional Investment Portfolios managed by certain investment advisory firms, brokerage firms, or their affiliates may be added. These additional Investment Portfolios may be offered exclusively to purchasing customers of the particular investment advisory firm or brokerage firm, or through other exclusive distribution arrangements.
You should read the summary prospectus or prospectus for any Investment Portfolio carefully before investing. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these summary prospectuses and prospectuses will not be sent to you in paper. They are, however, available on Our Website. See "Appendix A – More Information About the Investment Portfolios" which contains the investment objective for each Investment Portfolio.
The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisors. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisors cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisors.
A significant portion of the assets of certain Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.
Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.
Administrative, Marketing and Support Services Fees
Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and
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this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees.
Selection of Investment Portfolios
The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company reviews each Investment Portfolio periodically after it is selected. Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets. If this occurs, you may remain invested in the Investment Portfolio, although you may be restricted from adding additional Purchase Payments or transferring additional Contract Value into such Investment Portfolio. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice.
Fixed Account
No fixed account is available during the Accumulation Period. See "Annuity Payments" for information on the Fixed Account during the Annuity phase of the Contract (these payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability).
Voting Rights
Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other Owners materials describing the matters to be voted on and we may send these materials to you in paper even if you have elected Electronic Administration. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own, including shares owned by us and our affiliates, and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of Contract Owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.
Substitution
It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any substitution is made. Once a substitution is approved, your investment in such Investment Portfolio will automatically be transferred into the new Investment Portfolio.
Transfers
You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Sub-accounts. See "Expenses – Low Cost Fund Platform Fee" for further details. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section below.
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Early Cut-Off Times
Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See "Appendix A – More Information About the Investment Portfolios" for a list of Investment Portfolios with early cut-off times. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.
Transfers During the Accumulation Period
You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you.
We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:
(1)	Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.
(2)	Your request for transfer must clearly state how much the transfer is for.
(3)	Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:
(a)	the requirement of a minimum time period between each transfer;
(b)	not accepting a transfer request from an Investment Advisor or financial professional acting under a power of attorney on behalf of more than one Owner; or
(c)	limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.
(4)	We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.
This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.
Excessive Trading Limits
The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Owners invested in the Investment Portfolio.
We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or financial professional acting under a limited power of attorney, for any reason, including without limitation, if:
•	We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by an Investment Advisor or financial professional, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or
•	We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or
•	We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or
•	the requested transaction violates Our administrative rules designed to detect and prevent market timing.
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The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular Owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to withdrawals from the Contract.
We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.
Short-Term Trading Risk. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.
The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.
As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.
Frequent Trading. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.
If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor or financial professional will be notified, and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.
In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).
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Dollar Cost Averaging Program
The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.
Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.
There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see "Expenses – Low Cost Fund Platform Fee."
Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.
Rebalancing Program
Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see "Expenses – Low Cost Fund Platform Fee."
Example: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.
Advisor Fee Withdrawals
Jefferson National understands the importance to you of having advice from an Investment Advisor or financial professional regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors or financial professionals and is not endorsing such programs. If Advisor Fees will be paid out of your Contract during the Accumulation Period, you will be required to enter into an advisory agreement with your Investment Advisor or financial professional.
Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay Advisor Fees. You should consult a tax advisor regarding the tax treatment of the payment of Advisor Fees from your Contract. See "Taxes" for further information.
Expenses
There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:
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Subscription Fee
We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the Contracts. On the last Business Day of the month, this fee is deducted from the money market Investment Portfolios you are invested in, pro rata, via a redemption of Accumulation Units. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata, via a redemption of Accumulation Units. We will deduct the Subscription Fee each month during the Accumulation Period. We also impose the applicable portion of the fee at death and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.
We will waive the $20 per month Subscription Fee if on the day the Subscription Fee would be levied your entire Contract Value is invested in one or more Sub-accounts for which the Company charges a Low Cost Fund Platform Fee and one or more of the following Sub-accounts (Waiver Sub-accounts):
Waiver Sub-Accounts:
•	Nationwide Variable Insurance Trust – DFA NVIT Capital Appreciation (Class P)
•	Nationwide Variable Insurance Trust – DFA NVIT Moderate (Class P)
•	Nationwide Variable Insurance Trust – NVIT Government Money Market (Class Y)
NOTE: If Contract Value is allocated to one or more Waiver Sub-accounts, the waiver of the Subscription Fee will only apply if on the day the Subscription Fee would be levied, the total allocation to all of the Waiver Sub-accounts combined is equal to or less than 10% of the total Contract Value. If on such date the total allocation to all of the Waiver Sub-accounts combined is greater than 10% of the total Contract Value, the $20 per month Subscription Fee will apply for that month.
Contract Maintenance Charge
We impose no other Contract maintenance charge.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee, up to 0.25% annually (this is the maximum fee) on Contract Value invested in certain Sub-accounts. The fee is deducted as an annualized percentage of the daily Contract Value allocated to the particular Sub-account(s). The determination of which Sub-accounts impose a Low Cost Fund Platform Fee is made by Us at Our sole discretion. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Sub-accounts for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company’s Website or upon request. Some of the indicated Sub-accounts may not be available due to the date your Contract was issued. Refer to "Appendix A: More Information About the Investment Portfolios" for more information regarding Sub-account availability.
Sub-accounts with a Low Cost Fund Platform Fee of 0.25%:
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
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•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Sub-accounts with a Low Cost Fund Platform Fee of 0.10%:
•	ProFunds - ProFund VP Small-Cap Growth
This list may change at any time; however, if a Sub-account which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Sub-account without your consent. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Sub-accounts for which the Company charges the Low Cost Fund Platform Fee.
Investment Portfolio Operating Expenses
There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio operating expenses are included as part of Our calculation of the value of the Accumulation Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers. The advisory fees and other expenses, if any, which are more fully described in the Investment Portfolio prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Transfer Fee
We impose no transfer fee for transfers made during the Accumulation Period.
Income Taxes
Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.
Contract Value
Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero, we reserve the right to surrender your Contract.
Accumulation Units
Every Business Day, we determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
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(a)	is the sum of:
(1)	the net asset value of the Investment Portfolio as of the end of the current Business Day; and
(2)	the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).
(b)	is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.
(c)	is a factor representing any Contract charges that are deducted from the Sub-account, which will include any applicable Low Cost Fund Platform Fees.
Note: The factor in (c) above reflects only those Contract charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect other charges that are assessed via the redemption of Accumulation Units (e.g., Subscription Fee).
The value of an Accumulation Unit may go up or down from Business Day to Business Day.
When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Subscription Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.
We calculate the value of an Accumulation Unit for each Sub-account at the close of regular trading on the New York Stock Exchange each Business Day and then credit your Contract.
EXAMPLE: On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.
Access To Your Money
You can have access to the money in your Contract:
(1)	by making a withdrawal (either a partial or a complete withdrawal);
(2)	by electing to receive Annuity Payments; or
(3)	when a death benefit is paid to your Beneficiary.
Withdrawals can only be made during the Accumulation Period.
When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription Fees.
All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.
Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the "Suspension of Payments or Transfers" provision (see below) is in effect.
A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).
Systematic Withdrawal Program
The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.
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You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone withdrawals or transfers for any period when:
(1)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2)	trading on the New York Stock Exchange is restricted;
(3)	an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;
(4)	during any other period when the SEC, by order, so permits for the protection of Owners.
If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an Owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.
Death Benefit
Upon Your Death During the Accumulation Period
If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations.
The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary.
Restricted Beneficiary
In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor.
Death Benefit Amount During the Accumulation Period
The Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee, at the time we receive due proof of death and a payment election.
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Payment of the Death Benefit During the Accumulation Period
Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2.
OPTION 1 - lump sum payment of the Death Benefit Amount; or
OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or
OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.
Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:
•	continue the Contract in his or her own name at the then current Death Benefit Amount;
•	elect a lump sum payment of the Death Benefit Amount; or
•	apply the Death Benefit Amount to an Annuity Option.
If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Death of Contract Owner During the Annuity Period
If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.
Death of Annuitant
If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering purchase of the Contract should first consult a qualified tax advisor.
Annuity Payments (The Annuity Period)
Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.
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You can select any Annuity Date provided it is at least thirteen (13) months after the Contract issue date, but may not be later than the Maximum Maturity Date.
The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. For a Contract held as an IRA, once you attain age 70½ (age 72 for Contract Owners who turn age 72 on or after January 1, 2020), you are required to either annuitize the Contract or take the required minimum distribution under the Code.
You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.
During the Annuity Period, you may only choose to have fixed Annuity Payments. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.
Annuity Payment Amount
On the Annuity Date, the Contract Value, less the Subscription Fee, will be applied under the Annuity Option you selected.
Annuity Payments are made monthly unless you have less than $2,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $20 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $20.
Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.
Annuity Options
You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.
OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.
OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization. Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.
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Taxes
NOTE: Jefferson National has prepared the following information on federal taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.
The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Annuity Contracts in General
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Tax Status of the Contracts
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.
Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.
Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
For Contract Owners who reach age 70½ prior to January 1, 2020, distributions from an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from an IRA, SEP IRA, or Simple IRA must begin. For Contract Owners who attain age 72 on or after January 1, 2020, distributions must begin no later than April 1 of the calendar year in which the Contract Owner turns age 72. Distributions may be paid in a lump sum or in payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime; therefore, the required beginning date is not applicable to Roth IRAs.
If the Owner dies on or before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.
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The SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. If the Contract Owner dies on or after January 1, 2020 and the individual Beneficiary is not an eligible designated beneficiary as defined under the Code, then the entire interest in the Contract must be distributed by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering purchase of the Contract should consult a qualified tax advisor.
If the Contract Owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), then the entire balance of the Contract must be distributed by December 31 of the tenth year following the Contract Owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), the entire balance of the Contract will be distributed by December 31 of the tenth year following the Contract Owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the Contracts.
For Individual Retirement Annuities, SEP IRAs and SIMPLE IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or SIMPLE IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Other rules may apply to Qualified Contracts.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also, a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Taxation of Non-Qualified Contracts
Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals. In general, when a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the withdrawal over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. For information on the tax consequences of Advisor Fee withdrawals, please see "Taxation of Non-Qualified Contracts – Advisor Fees." In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
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Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
Advisor Fees. In a private letter ruling issued to the Company in 2019, the IRS ruled that the payment of Advisor Fees will not be treated as distributions from Non-Qualified Contracts, will not be taxable to the Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Owners who are under age 59 ½ if all of the following requirements are met:
•	the annuity contract is designed for Owners who will receive ongoing investment advice from an Investment Advisor who is appropriately licensed and in the business of providing investment advice;
•	the Contract Owner authorizes Advisor Fees to be paid periodically to the advisor from the Contract’s cash value;
•	the Advisor Fees will be determined based on an arms-length transaction between the Owner and Investment Advisor;
•	the Advisor Fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the Advisor Fees relate ("PLR Permitted Amount");
•	the Advisor Fees will compensate the Investment Advisor only for investment advice that the Investment Advisor provides to the Owner with respect to the Contract and not for any other services or accounts;
•	while the fee agreement is in place, the Contract will be solely liable for the payment of Advisor Fees directly to the Investment Advisor;
•	the Owner may not pay the fees to the Investment Advisor from any other accounts or assets nor can the Owner direct the payment of fees for any other purpose or to any other person; and
•	the Investment Advisor will not receive a commission for the sale of the Contract.
It is unclear how an Advisor Fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any Advisor Fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
Systematic Advisor Fees. "Systematic Advisor Fees" are Advisor Fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Advisor Fee calculation will apply for that calendar year. Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if:
•	The amount of the Systematic Advisor Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•	The annual cumulative total of Systematic Advisor Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Advisor Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
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Non-Systematic Advisor Fees. "Non-Systematic Advisor Fees" are Advisor Fees that do not meet the definition of Systematic Advisor Fees. Non-Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Advisor Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.
Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.
Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.
In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.
The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement
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between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate Purchase Payments and transfer funds among the available Sub-accounts, all investment decisions concerning the Sub-accounts will be made by Us or an advisor in its sole and absolute discretion.
Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.
At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, and certain deferred compensation plans under Code Section 457.
Required Minimum Distributions
Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020) or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a traditional SEP or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.
Medicare Tax
A 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends and certain other items). The 3.8% Medicare tax is imposed on the lesser of:
(1)	the taxpayer’s "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or
(2)	the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).
"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.
Seek Tax Advice
The above description of federal income tax consequences is only a brief summary meant to alert you to the issues and is not intended as tax advice. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering purchase of a Contract should first consult a qualified tax adviser.
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Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Legal Proceedings
Jefferson National Life Insurance Company of New York ("the Company")
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquires, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Jefferson National Securities Corporation ("JNSC")
The general distributor, JNSC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
Abandoned Property Requirements
Every state has unclaimed property laws that generally declare non-qualified annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the Death Benefit Amount is due and payable. For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Escheatment is the formal, legal name for this process. However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.
Proof of Age and Survival
The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements
If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.
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Changes to Comply with Law and Amendments
The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
The Separate Account
We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life of New York Annuity Account 1 serves the variable annuity portion of the Contract. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under New York Insurance law on June 20, 2014. Jefferson National Life of New York Annuity Account 1 is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life of New York Annuity Account 1 is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the New York Department of Financial Services. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.
The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.
Where permitted by law, we may:
•	create new Separate Accounts;
•	combine separate accounts, including combining the Separate Account with another separate account established by the Company;
•	transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;
•	transfer the Separate Account to another insurance company;
•	add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;
•	make the Sub-accounts available under other policies we issue;
•	add new Investment Portfolios or remove existing Investment Portfolios;
•	substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;
•	deregister the Separate Account under the Investment Company Act of 1940; and
•	operate the Separate Account under the direction of a committee or in another form.
Distributor
Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. See the Statement of Additional Information for more information.
We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or investment advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.
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Financial Statements
Our financial statements and schedules have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.
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APPENDIX A: More Information About the Investment Portfolios
This appendix contains information about the Investment Portfolios in which the Sub-Accounts invest. The Investment Portfolios in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each Investment Portfolio for more detailed information. Underlying prospectuses for the Investment Portfolios are available online or through your Secure Online Account and by contacting the Jefferson National Service Center.

Designations Key:
EC:	The Investment Portfolio imposes an early cut-off time for transfer requests (see Transfers – Early Cut-off Times).
FF:	The Investment Portfolio primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an Investment Portfolio that does not invest in other mutual funds. Refer to the prospectus for this Investment Portfolio for more information.
LCFF:	Nationwide assesses a Low Cost Fund Fee on allocations to this Sub-Account because the Investment Portfolio does not provide the Company with sufficient revenue (see Expenses - Low Cost Fund Platform Fee). The revenue (12b-1 fees) compensates the Company for promoting, marketing, and administering the contract and the Investment Portfolios.
VOL:	The Investment Portfolio uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of Investment Portfolio may result in foregone investment gains that could otherwise be realized by investing in riskier Investment Portfolios.
Advisors Preferred Trust - Gold Bullion Strategy Portfolio
Investment Advisor:	Advisors Preferred, LLC
Sub-advisor:	Flexible Plan Investments, Ltd.
Investment Objective:	The Fund seeks returns that reflect the performance of the price of Gold bullion.
Designation: EC: 3:30 PM EST
Alger Capital Appreciation Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Seeks long-term capital appreciation
Alger Large Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Global Thematic Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
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ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	The Portfolio seeks to provide investors with capital appreciation.
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Capital appreciation and some current income.
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Current income and preservation of capital.
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Capital appreciation.
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Current income and capital appreciation
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth. Income is a secondary objective.
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American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 (formerly, American Funds Insurance Series® - Mortgage Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide current income and preservation of capital.
American Funds Insurance Series® - Asset Allocation Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds Insurance Series® - Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund's secondary objective is to provide growth of capital.
American Funds Insurance Series® - Capital World Bond Fund: Class 4 (formerly, American Funds Insurance Series® - Global Bond Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide, over the long term, a high level of total return consistent with prudent investment management.
American Funds Insurance Series® - Global Growth & Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide long-term growth of capital while providing current income.
American Funds Insurance Series® - Global Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide growth of capital.
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American Funds Insurance Series® - Growth-Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to achieve long-term growth of capital and income.
American Funds Insurance Series® - High-Income Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s primary investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation.
American Funds Insurance Series® - International Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - International Growth & Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide long-term growth of capital while providing current income.
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The fund's investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: FF, VOL
American Funds Insurance Series® - Managed Risk Blue Chip Income and Growth Fund: Class P2
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
American Funds Insurance Series® - New World Fund®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is long-term capital appreciation.
American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide a high level of current income consistent with preservation of capital.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	The investment objective of the Fund is to seek high total investment return.
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BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	To seek long-term capital appreciation.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek long-term capital growth.
BlackRock Variable Series Funds, Inc. - BlackRock U.S. Government Bond V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek to maximize total return, consistent with income generation and prudent investment management.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Designation: LCFF
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
Calvert Variable Products, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Investment Advisor:	Calvert Research and Management
Investment Objective:	Provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.
Columbia Funds Variable Insurance Trust - Columbia VP Select Smaller-Cap Value Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term growth of capital.
Columbia Funds Variable Insurance Trust - Columbia VP Strategic Income Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks total return, consisting of current income and capital appreciation.
Columbia Funds Variable Series Trust II - Columbia VP Select Large-Cap Value Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term growth of capital.
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Columbia Funds Variable Series Trust II - Columbia VP Seligman Global Technology Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term capital appreciation.
Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
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Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (formerly, Federated Insurance Series - Federated High Income Bond Fund II: Primary Shares)
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (formerly, Federated Insurance Series - Federated Kaufmann Fund II: Service Shares)
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Global Investment Management Corp.
Investment Objective:	Capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (formerly, Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares)
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Investment Objective:	To achieve high current income and moderate capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	Seeks high total return with a secondary objective of principal preservation.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Geode Capital Management, LLC
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks to provide capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
39

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
First Eagle Variable Funds - Overseas Variable Fund
Investment Advisor:	First Eagle Investment Management, LLC
Investment Objective:	The fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies.
Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Institutional, LLC
Investment Objective:	Seeks high total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation, with income as a secondary goal.
Designation: FF
40

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high level of current income, with capital appreciation over the long term as a secondary goal.
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks income.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Global Managed Futures Strategy
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Global Managed Futures Strategy Fund (the "Fund") seeks to generate positive total returns over time.
Guggenheim Variable Funds - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Funds - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of current income and capital appreciation.
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation.
Guggenheim Variable Funds Trust - Series P (High Yield Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
41

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Comstock Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To provide reasonable current income and long-term growth of income and capital.
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Both capital appreciation and current income
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To provide current income consistent with preservation of capital and liquidity.
Invesco - Invesco V.I. Government Securities Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's objective is total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.
Invesco - Invesco V.I. Health Care Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.
Invesco - Invesco V.I. High Yield Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Canada Ltd.
Investment Objective:	Total return, comprised of current income and capital appreciation.
42

Invesco - Invesco V.I. International Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Technology Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco Oppenheimer V.I. Global Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Total Return Bond Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks total return.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Balanced: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.
Ivy Variable Insurance Portfolios - Corporate Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Energy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Global Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy Variable Insurance Portfolios - High Income: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
43

Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Natural Resources: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Science and Technology: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Value: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (formerly, Janus Henderson VIT Balanced Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (formerly, Janus Henderson VIT Enterprise Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (formerly, Janus Henderson VIT Flexible Bond Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Insititutional Shares (formerly, Janus Henderson VIT Forty Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (formerly, Janus Henderson VIT Global Research Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (formerly, Janus Henderson VIT Mid Cap Value Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Seeks capital appreciation.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (formerly, Janus Henderson VIT Overseas Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
44

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (formerly, Janus Henderson VIT Research Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson U.S. Low Volatility Portfolio: Service Shares (formerly, Janus Henderson U.S. Low Volatility Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Intech Investment Management LLC
Investment Objective:	Seeks capital appreciation.
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
Investment Advisor:	John Hancock Variable Trust Advisers, LLC
Sub-advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek long-term capital appreciation
Designation: LCFF
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize long-term total return.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The Portfolio seeks total return.
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The Portfolio seeks long-term capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement US Small-Mid Cap Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Seeks long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	Seeks capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	Seeks dividend income, growth of dividend income and long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
45

Legg Mason Partners Variable Equity Trust - QS Legg Mason Dynamic Multi-Strategy VIT Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	QS Investors, LLC and Western Asset Management Company
Investment Objective:	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The fund will seek to reduce volatility as a secondary objective.
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (formerly, Lord Abbett Series Fund, Inc. - Calibrated Dividend Growth Portfolio: Class VC)
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Current income and capital appreciation.
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Long-term growth of capital and income without excessive fluctuations in market value.
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Mutual Fund and Variable Insurance Trust - Rational Trend Aggregation VA Fund
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	To seek total return on investment, with dividend income as an important component of that return.
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Designation: LCFF
46

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF, LCFF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF, LCFF
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LCFF
47

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital and income generation.
Northern Lights Variable Trust - 7Twelve Balanced Portfolio
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
48

Northern Lights Variable Trust - Power Dividend Index VIT Fund: Class 1
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	The primary investment objective is total return from income and capital appreciation. Capital Preservation is a secondary objective of the Fund.
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	The Fund’s primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Northern Lights Variable Trust - Power Momentum Index VIT Fund: Class 1
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	Capital growth and income.
Northern Lights Variable Trust - Probabilities VIT Fund: Class 1
Investment Advisor:	Probabilities Fund Management, LLC
Investment Objective:	Capital appreciation.
Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks income and capital appreciation.
Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to preserve capital and provide moderate income and moderate capital appreciation.
Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
49

Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Capital Appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks total return which exceeds that of its benchmark.
PIMCO Variable Insurance Trust - Global Managed Allocation Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
50

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Short Term Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	The portfolio seeks current income and total return.
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Reasonable income and capital growth.
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	A high level of current income.
ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.
Designation: EC: 2:55 PM EST
51

ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BanksSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD).
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.
Designation: EC: 3:55 PM EST
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ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health CareSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the MSCI EAFE Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones InternetSM Composite Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Large-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Large-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index.
Designation: EC: 3:55 PM EST
53

ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Pharmaceuticals Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real EstateSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TechnologySM Index.
Designation: EC: 3:55 PM EST
54

ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Telecommunications Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index.
Designation: EC: 3:55 PM EST
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT High Yield Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam Variable Trust - Putnam VT Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	High current income with preservation of capital as its secondary objective.
Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks positive total return.
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Long-term capital appreciation.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF
55

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: EC: 3:50 PM EST
56

Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - High Yield Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: EC: 3:50 PM EST
57

Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: EC: 3:50 PM ESTSEI Insurance Products Trust -VP Balanced Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Capital appreciation while maintaining broad equity and fixed income market participation.
58

SEI Insurance Products Trust -VP Conservative Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Manage risk of loss while providing the opportunity for modest capital appreciation.
SEI Insurance Products Trust -VP Defensive Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Manage risk of loss while providing current income and opportunity for limited capital appreciation.
SEI Insurance Products Trust -VP Market Growth Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Capital appreciation while maintaining broad equity and fixed income market participation.
SEI Insurance Products Trust -VP Market Plus Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Long-term capital appreciation.
SEI Insurance Products Trust -VP Moderate Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Capital appreciation, while managing the risk of loss.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of income consistent with moderate fluctuations in principal value.
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
The Timothy Plan - Conservative Growth Portfolio Variable Series
Investment Advisor:	Timothy Partners, Ltd.
Investment Objective:	The investment objective of the Portfolio is to generate moderate levels of long-term capital growth.
The Timothy Plan - Strategic Growth Portfolio Variable Series
Investment Advisor:	Timothy Partners, Ltd.
Investment Objective:	The investment objective of the Portfolio is to generate medium to high levels of long-term capital growth.
Third Avenue Variable Series Trust - FFI Strategies Portfolio (formerly, Third Avenue Variable Series Trust - Third Avenue Value Portfolio)
Investment Advisor:	Third Avenue Management LLC
Investment Objective:	Long-term capital appreciation.
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
Investment Advisor:	Redwood Investment Management, LLC
Investment Objective:	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
59

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (formerly, VanEck VIP Trust - VanEck VIP Unconstrained Emerging Markets Bond Fund: Initial Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks high total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Vanguard Variable Insurance Fund - Balanced Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide long-term capital appreciation and reasonable current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Capital Growth Portfolio
Investment Advisor:	PRIMECAP Management Company
Investment Objective:	The Portfolio seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	The Portfolio seeks to provide current income and low to moderate capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Diversified Value Portfolio
Investment Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC
Investment Objective:	Seeks to provide long-term capital appreciation and income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Equity Income Portfolio
Investment Advisor:	Wellington Management Company, LLP; Vanguard Quantitative Equity Group
Investment Objective:	Seeks to provide an above average level of current income and reasonable long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Equity Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Designation: LCFF, EC: 2:30 PM EST
60

Vanguard Variable Insurance Fund - Growth Portfolio
Investment Advisor:	Jackson Square Partners, LLC; Wellington Management Company LLP
Investment Objective:	The Portfolio seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Vanguard Variable Insurance Fund High Yield Bond Portfolio seeks to provide a high level of current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - International Portfolio
Investment Advisor:	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	The Portfolio seeks to provide capital appreciation and a low to moderate level of current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to provide current income while maintaining limited price volatility.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Designation: LCFF, EC: 2:30 PM EST
61

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Newfleet Asset Management, LLC
Investment Objective:	Long-term total return.
Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Sustainable Growth Advisers, LP
Investment Objective:	High total return consistent with reasonable risk.
Wells Fargo Variable Trust - VT Discovery Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
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APPENDIX B: Condensed Financial Information Since this annuity contract was not available as of December 31, 2019, there are no Accumulation Unit values available.
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Jefferson National Life Insurance Company of New York
P.O. Box 36840
Louisville, Kentucky 40233
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information
General Information Regarding Jefferson National Life Insurance Company of New York
Jefferson National Life of New York Annuity Account 1
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements
Custodian

(cut along dotted line)
If you would like a free copy of the Statement of Additional Information (Form # JNLNY-MNTADV-SAI-1-XX20) dated May 1, 2020 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.nationwideadvisory.com:
Jefferson National Life Insurance Company of New York Administrative Office P.O. Box 36840 Louisville, Kentucky 40233
Please send me a free copy of the Statement of Additional Information for the Jefferson National Life of New York Annuity Account 1 (Monument Advisor Select NY) variable annuity at the following address:
Name:
Mailing Address:
Sincerely,

(Signature)
© 2020, Jefferson National Life Insurance Company of New York	JNLNY-MNTADV-PROS-XX-20

Monument Advisor® NY
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2020
Individual Variable Annuity
Issued by Jefferson National Life Insurance Company of New York
through its Jefferson National Life of New York Annuity Account 1

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life of New York Annuity Account 1 (the "Separate Account"), dated May 1, 2020. You may obtain a copy of the current prospectus on our Website, by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, or by calling 1-866-667-0561.
General Information
General Information Regarding Jefferson National Life Insurance Company of New York:
Jefferson National Life Insurance Company of New York ("Jefferson National", "Company", "we", "our" or "us") is a direct wholly-owned subsidiary of Jefferson National Life Insurance Company, a Texas stock life insurance company, and an indirect subsidiary of Jefferson National Financial Corp., a Delaware Corporation. We are organized as a New York stock life insurance company, and are subject to New York law governing insurance companies. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.
On March 1, 2017, Jefferson Financial Corp was acquired by Nationwide Life Insurance Company, a stock life insurance company organized under Ohio law in March 1929. Nationwide Life Insurance Company is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (organized under Ohio law) are the ultimate controlling persons of the Nationwide group of companies and engage in general insurance and reinsurance business, except life insurance.
Jefferson National Life of New York Annuity Account 1:
Jefferson National Life of New York Annuity Account 1, also referred to as the "Separate Account", was established on June 20, 2014 pursuant to New York law. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.
The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.
The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.
We offer a number of Sub-accounts.
A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios. There can be no guarantee that any Investment Portfolio will meet its investment objectives.
Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined by the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.
Certain Federal Income Tax Consequences
The following summary does not constitute tax advice. It is a general discussion of certain expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the "Code"), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States
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is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.
Tax Status of the Contract
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.
Diversification Requirements
Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.
Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exclusion of Qualified Contracts from application of the diversification rules, the investment vehicle for Jefferson National’s Qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for Nonqualified Contracts as well as Qualified Contracts.
Owner Control
In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.
The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, we reserve the right to take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Distribution Requirements
The Code also requires that Nonqualified Contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as
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the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.
If the Owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse that occurs before January 1, 2020, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. If the Owner’s surviving spouse dies on or after January 1, 2020, the entire balance of the Contract must be withdrawn by December 31 of the tenth year following the death of the Owner’s surviving spouse.
(b)	if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; or
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period measured by the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the Owner's death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the Owner's death, unless otherwise permitted by law and approved by the Company. Purchasers and prospective purchasers should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
Withholding
The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain Qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For Qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.
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Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. We may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Qualified Contracts
The Qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law and the terms and conditions of the plan.
For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020) or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020). Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules and the terms and conditions of the plan.
We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.
Individual Retirement Annuities
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes. IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act that was enacted on December 20, 2019 raised the age that distributions from an IRA, SEP IRA, or Simple IRA must begin. For Contract Owners who attain age 72 on or after January 1, 2020, distributions must begin no later than April 1 of the calendar year in which the Contract Owner turns 72. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
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For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation with respect to other IRA rollovers.
ROTH Individual Retirement Annuities (ROTH IRA)
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
A Roth IRA owner was able to recharacterize ("undo") the rollover or conversion of an amount from an IRA or qualified retirement plan to a Roth IRA if they later determined that the rollover or conversion was not to their advantage. However, the Tax Cuts and Jobs Act of 2017 eliminated the ability to recharacterize a rollover or conversion of an amount from an IRA or eligible retirement plan that occurs after December 31, 2017. Purchasers of Contracts should consult their legal counsel and tax advisor.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Section 403(b) Plans
Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to
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elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.
Corporate Pension, Profit Sharing Plans and H.R. 10 Plans
Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.
Deferred Compensation Plans
Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.
Taxation of Jefferson National
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.
Published Ratings
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.
Administration
Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.
Annuity Provisions
The Company makes available several fixed annuity options.
Fixed Annuity Payout
A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.
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Distribution
Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor’s address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliate of Jefferson National Life Insurance Company of New York. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.
We make payments in the form of expense reimbursements or marketing allowances to certain broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing access for our product. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could be a conflict of interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.
The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Jefferson National Life Insurance Company of New York, during the last calendar year.
Advisor Group
CFD
Cetera Financial Group
H Beck
Kestra
Ladenburg Thalmann
Purshe Kaplan
Raymond James
Arrangements Regarding Frequent Purchases and Redemptions
The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life of New York Annuity Account 1, dated May 1, 2020.
Financial Statements
The financial statements and schedules of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.
Independent Registered Public Accounting Firm

The financial statements of Jefferson National Life of New York Annuity Account 1 and the financial statements and schedules of Jefferson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

The KPMG LLP report dated April 21, 2020 of Jefferson National Life Insurance Company of New York, includes explanatory language that states that the financial statements are prepared by Jefferson National Life Insurance Company of New York using statutory accounting practices prescribed or permitted by the New York State Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices prescribed or permitted by the New York State Department of Insurance.

Custodian
The Company is the custodian of the assets of the Separate Account. The shares are held in book-entry form. The Company maintains a record of all purchases and redemptions of shares of the underlying portfolios.
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Monument Advisor Select NYSM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2020
Individual Variable Annuity
Issued by Jefferson National Life Insurance Company of New York
through its Jefferson National Life of New York Annuity Account 1

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life of New York Annuity Account 1 (the "Separate Account"), dated May 1, 2020. You may obtain a copy of the current prospectus on our Website, by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, or by calling 1-866-667-0561.
General Information
General Information Regarding Jefferson National Life Insurance Company of New York:
Jefferson National Life Insurance Company of New York ("Jefferson National", "Company", "we", "our" or "us") is a direct wholly-owned subsidiary of Jefferson National Life Insurance Company, a Texas stock life insurance company, and an indirect subsidiary of Jefferson National Financial Corp., a Delaware Corporation. We are organized as a New York stock life insurance company, and are subject to New York law governing insurance companies. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.
On March 1, 2017, Jefferson Financial Corp was acquired by Nationwide Life Insurance Company, a stock life insurance company organized under Ohio law in March 1929. Nationwide Life Insurance Company is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (organized under Ohio law) are the ultimate controlling persons of the Nationwide group of companies and engage in general insurance and reinsurance business, except life insurance.
Jefferson National Life of New York Annuity Account 1:
Jefferson National Life of New York Annuity Account 1, also referred to as the "Separate Account", was established on June 20, 2014 pursuant to New York law. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.
The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.
The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.
We offer a number of Sub-accounts.
A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios. There can be no guarantee that any Investment Portfolio will meet its investment objectives.
Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined by the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.
Certain Federal Income Tax Consequences
The following summary does not constitute tax advice. It is a general discussion of certain expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the "Code"), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States
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is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.
Tax Status of the Contract
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.
Diversification Requirements
Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.
Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exclusion of Qualified Contracts from application of the diversification rules, the investment vehicle for Jefferson National’s Qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for Nonqualified Contracts as well as Qualified Contracts.
Owner Control
In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.
The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, we reserve the right to take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Distribution Requirements
The Code also requires that Nonqualified Contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as
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the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.
If the Owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse that occurs before January 1, 2020, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. If the Owner’s surviving spouse dies on or after January 1, 2020, the entire balance of the Contract must be withdrawn by December 31 of the tenth year following the death of the Owner’s surviving spouse.
(b)	if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; or
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period measured by the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the Owner's death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the Owner's death, unless otherwise permitted by law and approved by the Company. Purchasers and prospective purchasers should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
Withholding
The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain Qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For Qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.
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Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. We may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Qualified Contracts
The Qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law and the terms and conditions of the plan.
For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020) or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020). Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules and the terms and conditions of the plan.
We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.
Individual Retirement Annuities
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes. IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act that was enacted on December 20, 2019 raised the age that distributions from an IRA, SEP IRA, or Simple IRA must begin. For Contract Owners who attain age 72 on or after January 1, 2020, distributions must begin no later than April 1 of the calendar year in which the Contract Owner turns 72. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
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For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation with respect to other IRA rollovers.
ROTH Individual Retirement Annuities (ROTH IRA)
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
A Roth IRA owner was able to recharacterize ("undo") the rollover or conversion of an amount from an IRA or qualified retirement plan to a Roth IRA if they later determined that the rollover or conversion was not to their advantage. However, the Tax Cuts and Jobs Act of 2017 eliminated the ability to recharacterize a rollover or conversion of an amount from an IRA or eligible retirement plan that occurs after December 31, 2017. Purchasers of Contracts should consult their legal counsel and tax advisor.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Section 403(b) Plans
Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to
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elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.
Corporate Pension, Profit Sharing Plans and H.R. 10 Plans
Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.
Deferred Compensation Plans
Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.
Taxation of Jefferson National
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.
Published Ratings
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.
Administration
Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.
Annuity Provisions
The Company makes available several fixed annuity options.
Fixed Annuity Payout
A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.
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Distribution
Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor’s address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliate of Jefferson National Life Insurance Company of New York. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.
We make payments in the form of expense reimbursements or marketing allowances to certain broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing access for our product. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could be a conflict of interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.
The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Jefferson National Life Insurance Company of New York, during the last calendar year.
Advisor Group
CFD
Cetera Financial Group
H Beck
Kestra
Ladenburg Thalmann
Purshe Kaplan
Raymond James
Arrangements Regarding Frequent Purchases and Redemptions
The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life of New York Annuity Account 1, dated May 1, 2020.
Financial Statements
The financial statements and schedules of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.
Independent Registered Public Accounting Firm
The financial statements of Jefferson National Life of New York Annuity Account 1 and the financial statements and schedules of Jefferson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

The KPMG LLP report dated April 21, 2020 of Jefferson National Life Insurance Company of New York, includes explanatory language that states that the financial statements are prepared by Jefferson National Life Insurance Company of New York using statutory accounting practices prescribed or permitted by the New York State Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices prescribed or permitted by the New York State Department of Insurance.

Custodian
The Company is the custodian of the assets of the Separate Account. The shares are held in book-entry form. The Company maintains a record of all purchases and redemptions of shares of the underlying portfolios.
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9

JEFFERSON

NATIONAL

LIFE OF NY

ANNUITY

ACCOUNT 1

Annual Report

to

Contract Owners

December 31, 2019

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

Report of Independent Registered Public Accounting Firm

The Board of Directors of Jefferson National Life Insurance Company and

Contract Owners of Jefferson National Life of New York Annuity Account 1:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners' equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life of New York Annuity Account 1 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners' equity for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 for each of the years or periods in the three-year period ended December 31, 2019 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and changes in its contract owners' equity for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the three-year period ended December 31, 2019, in conformity with U.S. generally accepted accounting principles. The financial highlights in Note 6 for each of the years or periods in the two-year period ended December 31, 2016, were audited by other independent registered public accountants whose report, dated April 24, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more of Nationwide Life Insurance Company's separate accounts, however we are aware that we have served as the auditor of one or more of Nationwide Life Insurance Company's separate accounts since at least 1981.

Columbus, Ohio

April 8, 2020

Appendix

Statement of assets, liabilities and contract owners' equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements changes in contract owners' equity for each of the years in the two-year period then ended.

ADVISORS PREFERRED TRUST

Advisors Preferred Trust Gold Bullion Strategy (APTGBS)

ALGER PORTFOLIOS

Alger Large Cap Growth Class I-2 (ALCGI2)

Alger Mid Cap Growth (ALMGI2)

Alger Capital Appreciation Class I-2 (ALCAI2)

ALLIANCE VAR PRODUCTS SERIES

AB Growth and Income Class A (ALVGIA)

AB International Value Class B (ALVIVB)

AB Small-Mid Cap Value - Class B (ALVSVB)

ALPS VARIABLE INVESTMENT TRUST

ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)

ALPS Balanced ETF Asset Allocation II (ABEAA2)

ALPS Conservative ETF Asset Allocation II (ACEAA2)

ALPS Growth ETF Asset Allocation II (AGEAA2)

ALPS Income and Growth ETF Asset Allocation II (AUGEA2)

ALPS Alerian Energy Infrastructure Class III (AAEIP3)

ALPS/Red Rocks Listed Private Equity Cl III (ARLPE3)

AMERICAN CENTURY VARIABLE PORT

American Century VP Balanced – Class I (ACVB)

American Century VP Income & Growth I (ACVIG)

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP International I (ACVI)

American Century VP Ultra I (ACVU1)

American Century VP Value I (ACVV)

AMERICAN FUNDS INS SERIES

American Funds Mortgage Class 4 (AMVM4)

American Funds Mngd Rsk Blue Chp Inc & Gr P-2 (AVRBP2)

American Funds High-Income Bond Class 4 (AMVHI4)

American Funds Growth-Income Class 4 (AMVGI4)

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American Funds Growth Class 4 (AMVGR4) American Funds Global Bond Class 4 (AMVGB4) American Funds Bond Class 4 (AMVBD4)

American Funds Asset Allocation Class 4 (AMVAA4)

American Funds Global Small Cap Class 4 (AMVGS4) American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2) American Funds International Class 4 (AMVI4)

American Funds Blue Chip Income and Growth 4 (AMVBC4) American Funds New World (AMVNW4)

American Funds Global Growth Class 4 (AMVGG4)

American Funds US Government/AAA Rated Securities 4 (AMVUA4) American Funds International Growth and Income Class 4 (AMVIG4) American Funds Capital Income Builder Class 4 (AMVCB4)

AMUNDI PIONEER ASSET MGMNT Amundi Pioneer Bond VCT II (PIVB2)

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

Amundi Pioneer Strategic Income VCT Class II (PIVSI2)

BLACKROCK VAR SERIES TRST FNDS

BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)

BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3) BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3) BlackRock High Yield V.I. Cl3 (BRVHY3)

BlackRock Total Return V.I. Cl3 (BRVTR3) BlackRock Equity Dividend V.I. Cl3 (BRVED3) BlackRock Global Allocation V.I. Cl3 (MLVGA3)

BNY MELLON FUNDS

BNY Mellon Small Cap Stock Index - Serv (DVSCS)(1) BNY Mellon Stock Index (DSIF) (1)

BNY Mellon Sustainable U.S. Equity (DSRG) (1) BNY Mellon International Value (DVIV) (1)

CALVERT VARIABLE SERIES

Calvert VP SRI Balanced Class F (CVSBF)

COLUMBIA VARIABLE PORTFOLIO CVP Strategic Income 2 (CLVSI2)

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CVP Seligman Global Technology- Class 2 (CLVGT2) CVP Select Small Cap Value (CLVSV1) (1)

CVP Select Large Cap Value (CLVLV1) (1)

CVP AQR Managed Futures Strategy (CLVQF2)

CREDIT SUISSE TRUST

Credit Suisse Trust Commodity Return Strategy (CSCRS)

DELAWARE VIP TRUST

Delaware VIP Small Cap Value- Service (DWVSVS)

DFA INVESTMENT DIMENSIONS

DFA VA Equity Allocation (DFVEA)

DFA VA Global Moderate Allocation (DFVGMI) DFA VA Global Bond (DFVGB)

DFA VA International Small (DFVIS)

DFA VA International Value (DFVIV)

DFA VA Short-Term Fixed (DFVSTF)

DFA VA U.S. Large Value (DFVULV) DFA VA U.S. Targeted Value (DFVUTV)

EATON VANCE VP

Eaton Vance VT Floating-Rate Income (ETVFR)

FEDERATED INSURANCE SERIES Federated Kaufmann II (FVK2S) Federated Managed Volatility II (FVU2) Federated High Income Bond II (FHIB)

FIDELITY VIP

Fidelity VIP Intl Capital Apprec – Serv II (FVICA2) Fidelity VIP Freedom Income Serv II (FVFI2)

Fidelity VIP Disciplined Small Cap – Serv II (FDSCS2) Fidelity VIP Contrafund – Serv II (FC2)

Fidelity VIP Balanced – Serv II (FB2) Fidelity VIP Equity-Income – Serv II (FEI2) Fidelity VIP Growth & Income – Serv II (FGI2) Fidelity VIP Growth Opportunities - Serv II (FGO2) Fidelity VIP Growth – Serv II (FG2)

Fidelity VIP High Income – Serv II (FHI2)

Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)

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Fidelity VIP Mid Cap - Serv II (FMC2)

Fidelity VIP Overseas - Serv II (FO2) Fidelity VIP Value -Serv II (FV2)

Fidelity VIP Real Estate - Serv II (FRESS2) Fidelity VIP Strategic Income - Serv II (FVSIS2)

FIRST EAGLE

First Eagle Overseas (FEOVF)

FRANKLIN TEMPLETON VIP TRUST Franklin Mutual Shares II (FTVMS2) Franklin Income II (FTVIS2)

Franklin Global Real Estate II (FTVGR2) Franklin Rising Dividends II (FTVRD2)

Franklin U.S. Government Securities II (FTVUG2) Franklin Templeton Global Bond II (FTVGI2) Franklin Strategic Income II (FTVSI2)

GOLDMAN SACHS VAR INS TRUST

Goldman Sachs VIT Multi-Strategy Alternatives (GVMSA)

GUGGENHEIM VARIABLE TRUST

Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE) Guggenheim Global Managed Futures Strategy (RVMFU) Guggenheim Long Short Equity (RSRF)

Guggenheim Rydex Banking (RBKF) Guggenheim Rydex Biotechnology (RBF) Guggenheim Rydex Consumer Products (RCPF) Guggenheim Rydex Dow 2X Strategy (RVLDD) Guggenheim Rydex Electronics (RELF) Guggenheim Rydex Energy (RENF) Guggenheim Rydex Energy Services (RESF) Guggenheim Rydex Financial Services (RFSF) Guggenheim Rydex Gov't Long Bond 1.2X Strtgy (RUGB) Guggenheim Rydex Health Care (RHCF)

Guggenheim Rydex Internet (RINF)

Guggenheim Rydex Inverse Gov't Long Bond Strtgy (RJNF) Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF) Guggenheim Rydex Leisure (RLF)

6

Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED) Guggenheim Multi-Hedge Strategies (RVARS) Guggenheim Rydex NASDAQ-100 2X Strategy (RVF) Guggenheim Rydex NASDAQ-100 (ROF) Guggenheim Rydex Nova (RNF)

Guggenheim Rydex Precious Metals (RPMF) Guggenheim Rydex Real Estate (RREF) Guggenheim Rydex Retailing (RRF)

Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK) Guggenheim Rydex S&P 500 2X Strategy (RTF) Guggenheim Rydex S&P 500 Pure Growth (RVLCG) Guggenheim Rydex S&P 500 Pure Value (RVLCV) Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG) Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV) Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV) Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL) Guggenheim Rydex Technology (RTEC)

Guggenheim Rydex Telecommunications (RTEL) Guggenheim Rydex Transportation (RTRF) Guggenheim Rydex Utilities (RUTL)

Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB) Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ) Guggenheim Var Ser High Yield Ser P (SBLP)

Guggenheim Var Ser Small Cap Value Ser Q (SBLQ) Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)

INVESCO V. I.

Invesco V.I. Core Equity I (AVGI) Invesco V.I. Equity and Income I (IVKEI1) Invesco V.I. Health Care I (IVHS) Invesco V.I. Global Real Estate I (IVRE) Invesco V.I. High Yield I (AVHY1)

Invesco V.I. Balanced Risk Allocation II (IVBRA2) Invesco V.I. International Growth I (AVIE) Invesco V.I. Diversified Dividend I (IVDDI) Invesco V.I. Technology I (IVT)

7

Invesco V.I. Mid Cap Core Equity II (IVMCC2)

Invesco V.I. Government Securities I (IVGS1) Invesco V.I. Core Plus Bond I (IVCPBI)

Invesco V.I. Government Money Market I (IVGMMI)

Invesco Oppenheimer V.I. Total Return Bond - S2 (OVTRBS) (1) Invesco Oppenheimer V.I. International Growth - S2 (OVIGS) (1) Invesco Oppenheimer V.I. Global - S2 (OVGSS) (1)

Invesco Oppenheimer V.I. Main Street - S2 (OVGIS) (1) Invesco Oppenheimer V.I. Global Strategic Inc - S2 (OVSBS) (1)

IVY VIP

Ivy VIP Balanced (WRBP)

Ivy VIP Corporate Bond (WRBDP) Ivy VIP Energy (WRENG)

Ivy VIP Global Bond (WRGBP)

Ivy VIP Natural Resources (WRGNR) Ivy VIP High Income (WRHIP)

Ivy VIP Limited-Term Bond (WRLTBP) Ivy VIP Mid Cap Growth (WRMCG)

Ivy VIP Science and Technology (WRSTP) Ivy VIP Value (WRVP)

JANUS HENDERSON VIT FUNDS

Janus Henderson Balanced - Inst (JABIN) Janus Henderson Forty - Inst (JAFRIN)

Janus Henderson Global Research - Inst (JAGRIN)

Janus Henderson US Low Volatility - Serv (JIULVV) Janus Henderson Mid Cap Value - Inst (JMCVIN) Janus Henderson Research - Inst (JARIN)

Janus Henderson Enterprise - Inst (JAEI) Janus Henderson Flexible Bond - Serv (JAFBS) Janus Henderson Overseas - Inst (JAIG)

JOHN HANCOCK

JHancock Emerging Markets Value Trust NAV (JHEVTN)

JPMORGAN

JPMorgan Global Allocation Class 2 (JPIGA2) JPMorgan Income Builder Class 2 (JPIIB2)

8

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Global Dynamic Multi-Asset (LZRGDM) Lazard Retirement US Small-Mid Cap Equity (LZRUSM) Lazard Retirement Emerging Markets Equity (LZREMS) Lazard Retirement International Equity (LZRIES)

LMPV EQUITY TRUST

LMCBV Aggressive Growth I (LPVCAI) LMCBV Dividend Strategy I (LPVCII) LMCBV Small Cap Growth II (SBVSG2) LM QS Dynamic Multi Strategy II (LPVQD2) LMCBV Large Cap Growth I (LVCLGI)

LMPV INCOME TRUST

LMWAV Global High Yield Bond I (SBVHY)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Calibrated Dividend Growth (LOVCDG) Lord Abbett Bond Debenture (LOVBD)

MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Convertible Service (MNCPS)

MFS VARIABLE INSURANCE TRUST

MFS Growth Series - Service (MEGSS)

MFS Value Series - Service (MVFSC)

NATIONWIDE VARIABLE INSURANCE

NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY) NVIT International Index - Class Y (GVIXY)

NVIT Multi-Manager Mid Cap Value I (NVMMV1)

NW DFA NVIT Capital Appreciation P (NVLCAP) NVIT Bond Index - Class Y (NVBXD)

NVIT Small Cap Index - Class Y (NVSIXD) NVIT Mid Cap Index - Class Y (MCIFD) NVIT S&P 500 Index - Class Y (GVEXD)

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT US Equity Index PutWrite Strategy (NBARMS) Neuberger Berman AMT Short Duration Bond (AMTB)

Neuberger Berman AMT Mid Cap Growth Class I (AMCG)

Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI) Neuberger Berman AMT Sustainable Equity Class I (AMSRS)

9

NORTHERN LIGHTS VARIABLE TRUST Ntrn Lts Power Momentum (NOVPM) Ntrn Lts Power Dividend Index (NOVPDI) Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)

Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset All Authority - Admin (PVAAAD)

PIMCO VIT Global Multi-Asset Managed Allocation Adm (PVGMAA) PIMCO VIT Short-Term - Admin (PVSTA)

PIMCO VIT Dynamic Bond - Admin (PMUBAM) PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA) PIMCO VIT International Bond (Unhedged)- Admin (PMVFBA) PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Income - Admin (PMVID)

PIMCO VIT Long Term US Government - Admin (PMVLGA) PIMCO VIT Low Duration - Admin (PMVLDA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA) PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)

PROFUNDS VP

ProFunds VP Government Money Market (PROGMM) ProFunds VP Large-Cap Growth (PROLCG) ProFunds VP Mid-Cap (PROMC)

ProFunds VP Mid-Cap Value (PROMCV) ProFunds VP Small Cap (PROSC) ProFunds VP Small-Cap Growth (PROSCG) ProFunds VP Small-Cap Value (PROSCV) ProFunds VP UltraSmall-Cap (PROUSC) ProFunds VP Asia 30 (PROA30)

ProFunds VP Biotechnology (PROBIO) ProFunds VP Bull (PROBL)

10

ProFunds VP Consumer Services (PROCS)

ProFunds VP Emerging Markets (PROEM)

ProFunds VP Financials (PROFIN)

ProFunds VP Health Care (PROHC)

ProFunds VP Industrials (PROIND)

ProFunds VP Internet (PRONET)

ProFunds VP Japan (PROJP)

ProFunds VP NASDAQ-100 (PRON)

ProFunds VP Precious Metals (PROPM)

ProFunds VP Real Estate (PRORE)

ProFunds VP Semiconductor (PROSCN)

ProFunds VP Technology (PROTEC)

ProFunds VP Telecommunications (PROTEL)

ProFunds VP U.S. Government Plus (PROGVP)

ProFunds VP UltraNASDAQ-100 (PROUN)

ProFunds VP Utilities (PROUTL)

PUTNAM VARIABLE TRUST

Putnam VT Mortgage Securities Cl IB (PVAGIB)

Putnam VT Diversified Income Cl IB (PVDIB)

Putnam VT Equity Income Cl IB (PVEIB)

Putnam VT High Yield Cl IB (PVHYB)

Putnam VT Income Cl IB (PVIB)

REDWOOD

Redwood Managed Volatility Class N (RWMVN)

ROYCE CAPITAL FUND

Royce Micro-Cap (ROCMC)

Royce Small-Cap (ROCSC)

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

T. Rowe Price Equity Income II (TREI2)

T. Rowe Price Health Sciences II (TRHS2)

T. Rowe Price Limited-Term Bond II (TRLT2)

TIMOTHY PLAN VARIABLE SERIES

Timothy Plan Strategic Growth VS (TPVSGP)

11

VANECK VIP

VanEck VIP Global Gold Class S (VVGGS)

VanEck VIP Unconstrained Emerging Markets Bond (VWBF)

VanEck VIP Emerging Markets (VWEM)

VanEck VIP Global Hard Assets Initial Cl (VWHA)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Balanced (VVB)

Vanguard VIF Capital Growth (VVCG)

Vanguard VIF Diversified Value (VVDV)

Vanguard VIF Equity Income (VVEI)

Vanguard VIF Equity Index (VVEIX)

Vanguard VIF Growth (VVG)

Vanguard VIF High Yield Bond (VVHYB)

Vanguard VIF International (VVI)

Vanguard VIF Mid-Cap Index (VVMCI)

Vanguard VIF REIT Index (VVREI)

Vanguard VIF Short-Term Investment Grade (VVSTC)

Vanguard VIF Small Company Growth (VVSCG)

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF Total Stock Market Index (VVTSM)

VIRTUS VAR INSURANCE TRUST

Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)

Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)

WELLS FARGO VARIABLE TRUST

Wells Fargo VT Discovery (SVDF)

WESTCHESTER CAPITAL MGMT

Westchester Merger Fund VL (MGRFV)

Statement of assets, liabilities and contract owners' equity as of December 31, 2019, and the related statements of operations and changes in contract owners' equity for the period from May 1, 2019 (inception) to December 31, 2019.

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Conservative Allocation (VVCA)

Vanguard VIF Global Bond Index (VVGBI)

Vanguard VIF Total International Stock Market Index (VVTISI)

12

NATIONWIDE VARIABLE INSURANCE

NVIT Government Money Market (SAMY)

Statement of operations for the period from January 1, 2019 to July 31, 2019 (liquidation) and the statements of changes in contract owners' equity for the period from January 1, 2019 to July 31, 2019 (liquidation) and the year ended December 31, 2018.

JANUS HENDERSON VIT FUNDS

Lord Abbett International Opportunities (LOIOVC)

Statement of operations for the period from January 1, 2019 to February 27, 2019 (liquidation) and the statements of changes in contract owners' equity for the period from January 1, 2019 to February 27, 2019 (liquidation) and the year ended December 31, 2018.

JANUS HENDERSON VIT FUNDS

Janus Henderson Global Unconstrained Bond - Serv (JGUBSV)

Statement of operations for the period from January 1, 2019 to April 26, 2019 (liquidation) and the statements of changes in contract owners' equity for the period from January 1, 2019 to April 26, 2019 (liquidation) and the year ended December 31, 2018.

INVESCO V. I.

Invesco Oppenheimer V.I. Global Multi-Alternatives – Cl 2 (OVGMAS)

Statement of operations for the period from January 1, 2019 to March 6, 2019 (liquidation) and the statements of changes in contract owners' equity for the period from January 1, 2019 to March 6, 2019 (liquidation) and the year ended December 31, 2018.

TORTOISE VARIABLE INSURANCE PORTFOLIO

Tortoise VIP MLP & Pipeline Class II (TTVMP2)

Statement of operations for the period from January 1, 2019 to April 30, 2019 (liquidation) and the statements of changes in contract owners' equity for the period from January 1, 2019 to April 30, 2019 (liquidation) and the year ended December 31, 2018.

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT Large Cap Value Portfolio (AMTP)

Statement of changes in contract owners' equity for the period from January 1, 2018 to August 30, 2018 (liquidation).

BLACKROCK VAR SERIES TRST FUNDS iShares Alternatives Strategies (BVIAS3)

13

Statement of changes in contract owners' equity for the period from January 1, 2018 to April 26, 2018 (liquidation).

GOLDMAN SACHS VAR INS TRUST

Strategic Income (GVSIA)

Statement of assets, liabilities and contract owners' equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements changes in contract owners' equity for year ended December 31, 2019 and the period from May 1, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS INS SERIES

American Funds Global Growth Class 4 (AMVGG4)

American Funds US Government/AAA Rated Securities 4 (AMVUA4)

American Funds Capital Income Builder Class 4 (AMVCB4)

Statement of assets, liabilities and contract owners' equity as of December 31, 2019 and the related statements of changes in contract owners' equity for each of the years in the two-year period then ended.

ALLIANCE VAR PRODUCTS SERIES

AB Dynamic Asset Allocation Class B (ALVDAB)

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex Basic Materials (RBMF)

Guggenheim Rydex Europe 1.25X Strategy (RLCE)

Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)

Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)

PROFUNDS VP

ProFunds VP Mid-Cap Growth (PROMCG)

ProFunds VP UltraMid-Cap (PROUMC)

ProFunds VP Basic Materials (PROBM)

ProFunds VP Europe 30 (PROE30)

ProFunds VP Rising Rates Opportunity (PRORRO)

ProFunds VP Short Emerging Markets (PROSEM)

ProFunds VP Short International (PROSIN)

ProFunds VP Short NASDAQ-100 (PROSN)

(1)See Note 1 to the financial statements for the former name of the sub-account. 14

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

							Contract			Contract
			Investments,	Accounts		Accounts	Owners'	Accumulation	Contracts	Owners'
Subaccount *,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
APTGBS	7,574	$176,779	$ 178,811	$-	$ 178,811	$ -	$ 178,811	$ 178,811	$ -	$ 178,811
ALCGI2	195	11,491	12,552	-	12,552	-	12,552	12,552	-	12,552
ALCAI2	4,574	371,379	370,209	1	370,210	-	370,210	370,210	-	370,210
ALVGIA	6,310	190,484	191,184	1	191,185	-	191,185	191,185	-	191,185
ALVIVB	17,444	290,095	248,397	-	248,397	-	248,397	248,397	-	248,397
ALVSVB	9,739	193,378	172,569	-	172,569	1	172,568	172,568	-	172,568
AAGEA2	1,679	19,740	20,534	-	20,534	-	20,534	20,534	-	20,534
ABEAA2	35,296	395,113	375,201	-	375,201	-	375,201	375,201	-	375,201
ACEAA2	2,549	28,029	28,372	-	28,372	-	28,372	28,372	-	28,372
AGEAA2	24,234	275,610	264,393	-	264,393	1	264,392	264,392	-	264,392
AUGEA2	28,140	296,146	295,189	-	295,189	-	295,189	295,189	-	295,189
AAEIP3	42,371	382,184	379,648	1	379,649	-	379,649	379,649	-	379,649
ARLPE3	149	2,167	2,280	-	2,280	-	2,280	2,280	-	2,280
ACVB	80,892	600,019	661,695	-	661,695	-	661,695	661,695	-	661,695
ACVIG	20,402	198,827	204,424	-	204,424	-	204,424	204,424	-	204,424
ACVIP2	17,295	172,874	177,450	-	177,450	-	177,450	177,450	-	177,450
ACVI	61,381	723,932	705,877	1	705,878	-	705,878	705,878	-	705,878
ACVU1	484	8,725	10,137	1	10,138	-	10,138	10,138	-	10,138
ACVV	243	2,561	2,844	1	2,845	-	2,845	2,845	-	2,845
AMVM4	9,134	94,668	95,359	1	95,360	-	95,360	95,360	-	95,360
AVRBP2	8,335	100,775	99,270	1	99,271	-	99,271	99,271	-	99,271
AMVHI4	16,183	172,893	170,895	1	170,896	-	170,896	170,896	-	170,896
AMVGI4	10,533	482,214	521,595	-	521,595	-	521,595	521,595	-	521,595
AMVGR4	9,295	711,410	738,155	-	738,155	1	738,154	738,154	-	738,154
AMVGB4	17,038	195,545	203,095	-	203,095	-	203,095	203,095	-	203,095
AMVBD4	26,830	284,843	295,132	-	295,132	-	295,132	295,132	-	295,132
AMVAA4	39,075	895,241	924,907	-	924,907	-	924,907	924,907	-	924,907
AMVGS4	1,310	32,192	34,258	-	34,258	-	34,258	34,258	-	34,258
AVPAP2	25,937	330,719	349,110	-	349,110	-	349,110	349,110	-	349,110
AMVI4	31,761	666,500	652,368	-	652,368	-	652,368	652,368	-	652,368
AMVBC4	12,860	172,227	171,161	1	171,162	-	171,162	171,162	-	171,162
AMVNW4	46,611	1,072,786	1,187,187	-	1,187,187	1	1,187,186	1,187,186	-	1,187,186
AMVGG4	718	20,389	23,003	-	23,003	-	23,003	23,003	-	23,003
AMVUA4	9,909	118,878	121,090	-	121,090	-	121,090	121,090	-	121,090
AMVIG4	1,707	28,370	30,748	-	30,748	-	30,748	30,748	-	30,748
AMVCB4	23,870	241,348	255,646	-	255,646	-	255,646	255,646	-	255,646

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

							Contract			Contract
			Investments,	Accounts		Accounts	Owners'	Accumulation	Contracts	Owners'
Subaccount *,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
PIVB2	101,609	1,114,071	1,137,009	-	1,137,009	-	1,137,009	1,137,009	-	1,137,009
PIVEI2	1,787	38,667	30,238	-	30,238	-	30,238	30,238	-	30,238
PIVMV2	333	5,812	6,070	1	6,071	-	6,071	6,071	-	6,071
PIVSI2	8,318	84,818	85,671	-	85,671	-	85,671	85,671	-	85,671
BRVUG3	32,476	327,102	335,153	464	335,617	-	335,617	335,617	-	335,617
BVLFG3	34,060	565,967	531,676	1	531,677	-	531,677	531,677	-	531,677
BVLCC3	1,008	27,546	27,433	-	27,433	-	27,433	27,433	-	27,433
BRVHY3	119,468	875,051	886,454	3,050	889,504	-	889,504	889,504	-	889,504
BRVTR3	30,821	365,270	372,014	737	372,751	-	372,751	372,751	-	372,751
BRVED3	12,309	141,033	146,228	-	146,228	-	146,228	146,228	-	146,228
MLVGA3	41,499	583,431	600,906	1	600,907	-	600,907	600,907	-	600,907
DVSCS	73,246	1,393,235	1,396,073	-	1,396,073	1	1,396,072	1,396,072	-	1,396,072
DSIF	4,984	291,065	298,808	-	298,808	1	298,807	298,807	-	298,807
DSRG	724	26,050	28,444	-	28,444	-	28,444	28,444	-	28,444
DVIV	8,330	94,585	100,205	1	100,206	-	100,206	100,206	-	100,206
CVSBF	145,882	324,495	335,529	-	335,529	1	335,528	335,528	-	335,528
CLVSI2	80,621	323,463	341,027	1	341,028	-	341,028	341,028	-	341,028
CLVGT2	37,250	693,729	786,710	-	786,710	1	786,709	786,709	-	786,709
CLVSV1	2,772	70,100	69,359	-	69,359	-	69,359	69,359	-	69,359
CLVLV1	9,469	233,134	262,018	-	262,018	1	262,017	262,017	-	262,017
CLVQF2	20,742	159,998	148,720	-	148,720	-	148,720	148,720	-	148,720
CSCRS	5,686	23,242	20,866	-	20,866	-	20,866	20,866	-	20,866
DWVSVS	7,069	276,138	269,056	-	269,056	1	269,055	269,055	-	269,055
DFVEA	54,947	581,986	643,429	-	643,429	-	643,429	643,429	-	643,429
DFVGMI	158,782	1,901,235	2,113,395	-	2,113,395	-	2,113,395	2,113,395	-	2,113,395
DFVGB	125,033	1,343,731	1,310,350	1	1,310,351	-	1,310,351	1,310,351	-	1,310,351
DFVIS	104,910	1,344,180	1,313,473	-	1,313,473	-	1,313,473	1,313,473	-	1,313,473
DFVIV	230,763	2,871,903	2,829,156	-	2,829,156	1	2,829,155	2,829,155	-	2,829,155
DFVSTF	123,453	1,264,107	1,259,220	-	1,259,220	-	1,259,220	1,259,220	-	1,259,220
DFVULV	121,225	3,191,545	3,327,621	-	3,327,621	1	3,327,620	3,327,620	-	3,327,620
DFVUTV	58,071	1,084,195	1,044,111	1	1,044,112	-	1,044,112	1,044,112	-	1,044,112
ETVFR	224,560	2,058,527	2,054,723	-	2,054,723	-	2,054,723	2,054,723	-	2,054,723
FVK2S	29,505	595,383	627,580	1	627,581	-	627,581	627,581	-	627,581
FVU2	24,714	250,231	279,269	1	279,270	-	279,270	279,270	-	279,270
FHIB	30,951	193,718	202,108	1	202,109	-	202,109	202,109	-	202,109
FVICA2	22,230	403,543	429,696	2	429,698	-	429,698	429,698	-	429,698

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

							Contract			Contract
			Investments,	Accounts		Accounts	Owners'	Accumulation	Contracts	Owners'
Subaccount *,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
FVFI2	12,328	143,193	145,844	-	145,844	-	145,844	145,844	-	145,844
FDSCS2	11,121	158,941	163,707	1	163,708	-	163,708	163,708	-	163,708
FC2	12,099	418,916	436,771	-	436,771	-	436,771	436,771	-	436,771
FB2	27,751	489,338	527,817	-	527,817	-	527,817	527,817	-	527,817
FEI2	920	18,802	21,245	-	21,245	-	21,245	21,245	-	21,245
FGI2	169	3,358	3,651	-	3,651	-	3,651	3,651	-	3,651
FGO2	11,595	505,643	557,121	-	557,121	1	557,120	557,120	-	557,120
FG2	4,525	318,586	350,354	2	350,356	-	350,356	350,356	-	350,356
FHI2	150,334	781,328	784,743	-	784,743	-	784,743	784,743	-	784,743
FIGBP2	91,248	1,149,645	1,170,713	-	1,170,713	-	1,170,713	1,170,713	-	1,170,713
FMC2	4,435	151,294	140,805	-	140,805	-	140,805	140,805	-	140,805
FO2	9,215	190,374	211,016	-	211,016	-	211,016	211,016	-	211,016
FV2	282	4,157	4,384	-	4,384	-	4,384	4,384	-	4,384
FRESS2	1,839	34,043	35,761	1	35,762	-	35,762	35,762	-	35,762
FVSIS2	41,340	476,503	468,794	-	468,794	-	468,794	468,794	-	468,794
FEOVF	5,601	142,452	144,222	-	144,222	1	144,221	144,221	-	144,221
FTVMS2	1,970	38,642	37,052	2	37,054	-	37,054	37,054	-	37,054
FTVIS2	14,608	231,887	232,412	1	232,413	-	232,413	232,413	-	232,413
FTVGR2	695	11,974	12,162	1	12,163	-	12,163	12,163	-	12,163
FTVRD2	10,769	283,716	290,652	-	290,652	-	290,652	290,652	-	290,652
FTVUG2	3,065	37,749	36,937	-	36,937	-	36,937	36,937	-	36,937
FTVGI2	39,772	673,395	635,151	-	635,151	-	635,151	635,151	-	635,151
FTVSI2	64,151	691,944	676,794	-	676,794	1	676,793	676,793	-	676,793
GVMSA	6,228	58,077	55,986	-	55,986	-	55,986	55,986	-	55,986
GVTRBE	95,850	1,543,353	1,546,062	-	1,546,062	1	1,546,061	1,546,061	-	1,546,061
RVMFU	4,584	74,527	76,225	-	76,225	-	76,225	76,225	-	76,225
RSRF	2,556	39,245	35,379	-	35,379	-	35,379	35,379	-	35,379
RBKF	599	52,746	58,181	-	58,181	-	58,181	58,181	-	58,181
RBF	1,027	88,927	97,373	-	97,373	-	97,373	97,373	-	97,373
RCPF	5,104	314,552	344,140	1	344,141	-	344,141	344,141	-	344,141
RELF	2,906	271,665	307,577	-	307,577	-	307,577	307,577	-	307,577
RENF	9	480	539	-	539	-	539	539	-	539
RESF	710	20,361	21,498	-	21,498	-	21,498	21,498	-	21,498
RUGB	1,168	40,159	39,903	1	39,904	-	39,904	39,904	-	39,904
RHCF	250	16,838	18,732	-	18,732	-	18,732	18,732	-	18,732
RJNF	54	4,554	4,590	-	4,590	-	4,590	4,590	-	4,590

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

							Contract			Contract
			Investments,	Accounts		Accounts	Owners'	Accumulation	Contracts	Owners'
Subaccount *,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
RVARS	2,370	57,616	57,263	-	57,263	-	57,263	57,263	-	57,263
RVF	7,796	561,102	712,011	-	712,011	-	712,011	712,011	-	712,011
ROF	8,020	359,778	391,836	-	391,836	2	391,834	391,834	-	391,834
RNF	1,149	156,584	155,860	-	155,860	-	155,860	155,860	-	155,860
RREF	1,043	43,454	45,314	-	45,314	-	45,314	45,314	-	45,314
RTF	716	190,837	224,250	1	224,251	-	224,251	224,251	-	224,251
RVLCG	350	18,454	19,073	-	19,073	-	19,073	19,073	-	19,073
RVLCV	3,761	207,212	218,173	-	218,173	1	218,172	218,172	-	218,172
RTEC	5,375	612,154	676,558	-	676,558	-	676,558	676,558	-	676,558
RTRF	595	46,936	48,007	-	48,007	-	48,007	48,007	-	48,007
RUTL	2,531	85,000	85,430	-	85,430	-	85,430	85,430	-	85,430
GVFRB	15,057	395,457	390,868	-	390,868	1	390,867	390,867	-	390,867
SBLJ	275	14,273	16,095	1	16,096	-	16,096	16,096	-	16,096
SBLP	7,326	212,700	208,203	-	208,203	-	208,203	208,203	-	208,203
SBLQ	489	21,141	20,224	-	20,224	-	20,224	20,224	-	20,224
SBLY	2,278	41,271	45,159	-	45,159	-	45,159	45,159	-	45,159
IVKEI1	33,799	621,654	592,161	1	592,162	-	592,162	592,162	-	592,162
IVHS	2,924	75,018	88,397	-	88,397	1	88,396	88,396	-	88,396
IVRE	13,241	231,421	241,251	-	241,251	1	241,250	241,250	-	241,250
IVBRA2	30,210	322,898	324,158	-	324,158	-	324,158	324,158	-	324,158
AVIE	1,585	58,274	61,913	-	61,913	-	61,913	61,913	-	61,913
IVDDI	13,125	346,305	357,405	1	357,406	-	357,406	357,406	-	357,406
IVT	13,873	360,582	377,766	-	377,766	-	377,766	377,766	-	377,766
IVMCC2	1,740	19,972	20,671	-	20,671	1	20,670	20,670	-	20,670
IVGS1	324	3,767	3,757	1	3,758	-	3,758	3,758	-	3,758
IVCPBI	65,156	414,731	421,559	-	421,559	1	421,558	421,558	-	421,558
IVGMMI	5,623,245	5,623,245	5,623,245	-	5,623,245	-	5,623,245	5,623,245	-	5,623,245
OVTRBS	24,118	181,181	188,602	-	188,602	-	188,602	188,602	-	188,602
OVIGS	25,237	64,554	64,607	-	64,607	-	64,607	64,607	-	64,607
OVGSS	5,139	213,137	215,562	-	215,562	1	215,561	215,561	-	215,561
OVSBS	4,174	21,689	21,414	-	21,414	-	21,414	21,414	-	21,414
WRBP	4,850	39,474	39,867	-	39,867	-	39,867	39,867	-	39,867
WRBDP	141,274	778,882	790,755	-	790,755	-	790,755	790,755	-	790,755
WRGBP	26,272	129,841	133,190	-	133,190	-	133,190	133,190	-	133,190
WRGNR	14,329	68,434	55,066	-	55,066	-	55,066	55,066	-	55,066
WRHIP	9,821	33,394	34,068	-	34,068	-	34,068	34,068	-	34,068

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

							Contract			Contract
			Investments,	Accounts		Accounts	Owners'	Accumulation	Contracts	Owners'
Subaccount *,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
WRLTBP	5,687	27,784	28,141	1	28,142	-	28,142	28,142	-	28,142
WRSTP	11,693	333,987	348,620	-	348,620	1	348,619	348,619	-	348,619
WRVP	5,184	31,637	34,856	-	34,856	-	34,856	34,856	-	34,856
JABIN	64,242	2,393,633	2,536,282	-	2,536,282	1	2,536,281	2,536,281	-	2,536,281
JAFRIN	31,796	1,326,274	1,411,113	-	1,411,113	-	1,411,113	1,411,113	-	1,411,113
JAGRIN	1,044	57,737	59,059	-	59,059	1	59,058	59,058	-	59,058
JIULVV	18,816	357,758	365,587	-	365,587	-	365,587	365,587	-	365,587
JMCVIN	12,264	197,684	205,179	1	205,180	-	205,180	205,180	-	205,180
JARIN	1,082	38,583	44,144	-	44,144	-	44,144	44,144	-	44,144
JAEI	11,345	842,438	969,510	-	969,510	-	969,510	969,510	-	969,510
JAFBS	12,412	159,461	161,230	-	161,230	-	161,230	161,230	-	161,230
JAIG	759	22,898	25,257	1	25,258	-	25,258	25,258	-	25,258
JHEVTN	59,538	552,944	568,586	-	568,586	-	568,586	568,586	-	568,586
JPIGA2	30,221	507,290	531,286	-	531,286	-	531,286	531,286	-	531,286
JPIIB2	61,817	651,193	687,407	1	687,408	-	687,408	687,408	-	687,408
LZRGDM	5,038	61,722	68,769	1	68,770	-	68,770	68,770	-	68,770
LZRUSM	19,588	157,504	161,211	-	161,211	1	161,210	161,210	-	161,210
LZREMS	15,377	336,558	338,294	-	338,294	-	338,294	338,294	-	338,294
LZRIES	25,226	259,300	261,597	1	261,598	-	261,598	261,598	-	261,598
LPVCAI	741	20,362	20,808	-	20,808	1	20,807	20,807	-	20,807
SBVSG2	32,984	878,088	861,212	-	861,212	1	861,211	861,211	-	861,211
LPVQD2	1,237	16,134	16,847	1	16,848	-	16,848	16,848	-	16,848
LVCLGI	8,323	222,742	249,609	-	249,609	-	249,609	249,609	-	249,609
SBVHY	9,898	71,503	71,262	1	71,263	-	71,263	71,263	-	71,263
LOVCDG	20,645	331,470	329,495	-	329,495	-	329,495	329,495	-	329,495
LOVBD	147,351	1,793,909	1,780,004	-	1,780,004	-	1,780,004	1,780,004	-	1,780,004
MNCPS	53,391	737,225	719,233	-	719,233	-	719,233	719,233	-	719,233
MEGSS	2,632	117,844	149,552	1	149,553	-	149,553	149,553	-	149,553
MVFSC	9,124	175,447	187,221	-	187,221	-	187,221	187,221	-	187,221
SAMY	607,928	607,928	607,928	-	607,928	-	607,928	607,928	-	607,928
DTRTFY	139,395	1,401,545	1,400,917	-	1,400,917	-	1,400,917	1,400,917	-	1,400,917
GVIXY	196,896	1,936,120	2,014,250	-	2,014,250	1	2,014,249	2,014,249	-	2,014,249
NVMMV1	27,203	275,374	217,080	-	217,080	-	217,080	217,080	-	217,080
NVLCAP	19,504	239,825	245,751	-	245,751	-	245,751	245,751	-	245,751
NVBXD	31,153	321,797	332,718	-	332,718	1	332,717	332,717	-	332,717
NVSIXD	80,187	781,744	655,930	-	655,930	-	655,930	655,930	-	655,930

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

							Contract			Contract
			Investments,	Accounts		Accounts	Owners'	Accumulation	Contracts	Owners'
Subaccount *,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
MCIFD	32,018	763,825	691,918	-	691,918	1	691,917	691,917	-	691,917
GVEXD	74,134	1,355,991	1,458,210	-	1,458,210	1	1,458,209	1,458,209	-	1,458,209
NBARMS	3,047	29,812	31,381	-	31,381	-	31,381	31,381	-	31,381
AMTB	11,603	121,802	122,647	-	122,647	-	122,647	122,647	-	122,647
AMCG	3,754	99,675	111,732	2	111,734	-	111,734	111,734	-	111,734
AMRI	7,524	136,712	120,453	1	120,454	-	120,454	120,454	-	120,454
NOVPM	219	6,241	6,161	2	6,163	-	6,163	6,163	-	6,163
NOVPDI	3,798	69,279	56,597	-	56,597	-	56,597	56,597	-	56,597
NO7TB3	20,978	245,398	260,542	-	260,542	-	260,542	260,542	-	260,542
NOTBBA	804	8,638	7,332	-	7,332	-	7,332	7,332	-	7,332
PVAAAD	25,722	221,376	215,034	-	215,034	-	215,034	215,034	-	215,034
PVSTA	135,510	1,399,516	1,398,461	1	1,398,462	-	1,398,462	1,398,462	-	1,398,462
PMUBAM	1,856	19,320	19,281	-	19,281	-	19,281	19,281	-	19,281
PMVAAA	2,371	25,571	25,588	-	25,588	1	25,587	25,587	-	25,587
PMVRSA	4,896	34,725	31,383	1	31,384	-	31,384	31,384	-	31,384
PMVHYA	55,591	436,253	441,950	1	441,951	-	441,951	441,951	-	441,951
PMVID	391,921	4,192,210	4,260,180	1	4,260,181	-	4,260,181	4,260,181	-	4,260,181
PMVLGA	10,022	130,643	129,287	-	129,287	-	129,287	129,287	-	129,287
PMVLDA	104,035	1,061,871	1,061,159	-	1,061,159	1	1,061,158	1,061,158	-	1,061,158
PMVRRA	24,389	302,354	308,281	-	308,281	1	308,280	308,280	-	308,280
PMVTRA	155,471	1,692,910	1,713,294	-	1,713,294	2	1,713,292	1,713,292	-	1,713,292
PMVEBA	25,209	322,261	332,502	-	332,502	-	332,502	332,502	-	332,502
PMVGBA	9,860	111,689	111,907	1	111,908	-	111,908	111,908	-	111,908
PMVFHA	48,632	537,019	550,510	-	550,510	2	550,508	550,508	-	550,508
PROGMM	120,751	120,751	120,751	-	120,751	-	120,751	120,751	-	120,751
PROLCG	16,156	977,938	1,039,663	-	1,039,663	-	1,039,663	1,039,663	-	1,039,663
PROMC	2,490	54,451	59,481	-	59,481	-	59,481	59,481	-	59,481
PROMCV	2,952	123,700	124,440	-	124,440	-	124,440	124,440	-	124,440
PROSC	1,197	39,600	42,378	-	42,378	1	42,377	42,377	-	42,377
PROSCG	512	16,989	18,355	1	18,356	-	18,356	18,356	-	18,356
PROSCV	642	27,617	31,244	1	31,245	-	31,245	31,245	-	31,245
PROA30	2,631	157,454	163,534	-	163,534	-	163,534	163,534	-	163,534
PROCS	819	62,724	67,938	-	67,938	1	67,937	67,937	-	67,937
PROEM	277	7,829	8,049	-	8,049	-	8,049	8,049	-	8,049
PROFIN	2,198	90,362	101,227	-	101,227	1	101,226	101,226	-	101,226
PROIND	377	27,431	29,894	-	29,894	-	29,894	29,894	-	29,894

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

							Contract			Contract
			Investments,	Accounts		Accounts	Owners'	Accumulation	Contracts	Owners'
Subaccount *,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
PRONET	3,179	143,650	137,018	1	137,019	-	137,019	137,019	-	137,019
PROJP	1,236	62,210	68,057	-	68,057	1	68,056	68,056	-	68,056
PRON	908	41,816	46,926	2	46,928	-	46,928	46,928	-	46,928
PROPM	15,358	296,803	383,026	-	383,026	1	383,025	383,025	-	383,025
PRORE	123	7,620	7,972	-	7,972	-	7,972	7,972	-	7,972
PROSCN	1,461	76,707	88,533	1	88,534	-	88,534	88,534	-	88,534
PROTEC	153	7,628	8,714	-	8,714	1	8,713	8,713	-	8,713
PROTEL	350	12,839	11,024	2	11,026	-	11,026	11,026	-	11,026
PROUTL	390	19,509	19,662	-	19,662	-	19,662	19,662	-	19,662
PVAGIB	13,128	123,035	133,377	1	133,378	-	133,378	133,378	-	133,378
PVDIB	7,662	46,291	48,041	-	48,041	1	48,040	48,040	-	48,040
PVEIB	28,256	696,806	759,511	-	759,511	1	759,510	759,510	-	759,510
PVHYB	11,070	68,411	69,960	-	69,960	-	69,960	69,960	-	69,960
PVIB	27,895	317,981	320,797	-	320,797	-	320,797	320,797	-	320,797
RWMVN	647	6,817	6,235	-	6,235	1	6,234	6,234	-	6,234
ROCMC	12,426	128,290	121,155	1	121,156	-	121,156	121,156	-	121,156
ROCSC	23,699	196,091	194,096	-	194,096	-	194,096	194,096	-	194,096
TRBCG2	51,585	1,802,270	1,930,295	-	1,930,295	1	1,930,294	1,930,294	-	1,930,294
TREI2	2,964	78,469	80,057	-	80,057	1	80,056	80,056	-	80,056
TRHS2	7,922	337,770	376,147	2	376,149	-	376,149	376,149	-	376,149
TRLT2	150,453	718,596	729,698	-	729,698	1	729,697	729,697	-	729,697
TPVSGP	1,429	15,989	16,520	-	16,520	-	16,520	16,520	-	16,520
VWBF	729	6,328	6,350	-	6,350	-	6,350	6,350	-	6,350
VWEM	29,633	438,435	448,640	-	448,640	-	448,640	448,640	-	448,640
VWHA	420	10,076	8,001	-	8,001	-	8,001	8,001	-	8,001
VVCA	3,543	92,226	93,994	-	93,994	-	93,994	93,994	-	93,994
VVB	183,534	4,257,173	4,577,338	-	4,577,338	-	4,577,338	4,577,338	-	4,577,338
VVCG	30,750	1,059,271	1,253,364	-	1,253,364	-	1,253,364	1,253,364	-	1,253,364
VVDV	23,013	362,550	378,562	1	378,563	-	378,563	378,563	-	378,563
VVEI	98,169	2,245,708	2,372,739	-	2,372,739	1	2,372,738	2,372,738	-	2,372,738
VVEIX	86,819	3,431,931	4,141,285	-	4,141,285	1	4,141,284	4,141,284	-	4,141,284
VVG	50,411	1,261,420	1,358,585	2	1,358,587	-	1,358,587	1,358,587	-	1,358,587
VVGBI	6,255	133,485	133,930	1	133,931	-	133,931	133,931	-	133,931
VVHYB	184,972	1,441,770	1,514,921	1	1,514,922	-	1,514,922	1,514,922	-	1,514,922
VVI	154,006	4,128,206	4,466,175	-	4,466,175	1	4,466,174	4,466,174	-	4,466,174
VVMCI	72,635	1,640,623	1,745,426	-	1,745,426	1	1,745,425	1,745,425	-	1,745,425

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

										Contract
			Investments, at	Accounts		Accounts	Contract	Accumulation	Contracts	Owners'
Subaccount *,**	Shares	Cost	fair value	Receivable	Total Assets	Payable	Owners' Equity	Units	in Payout	Equity
VVREI	97,170	1,226,153	1,335,120	1	1,335,121	-	1,335,121	1,335,121	-	1,335,121
VVSTC	410,282	4,338,079	4,447,454	-	4,447,454	1	4,447,453	4,447,453	-	4,447,453
VVSCG	30,286	710,817	699,004	1	699,005	-	699,005	699,005	-	699,005
VVHGB	686,839	8,105,228	8,386,306	-	8,386,306	-	8,386,306	8,386,306	-	8,386,306
VVTISI	12,465	251,800	266,493	-	266,493	-	266,493	266,493	-	266,493
VVTSM	149,895	5,624,741	6,416,986	1	6,416,987	-	6,416,987	6,416,987	-	6,416,987
VRVDRA	5,874	114,008	108,906	-	108,906	-	108,906	108,906	-	108,906
VRVNMA	38,619	361,706	358,381	1	358,382	-	358,382	358,382	-	358,382
SVDF	7,375	255,900	242,281	-	242,281	1	242,280	242,280	-	242,280
MGRFV	28,928	335,572	329,775	-	329,775	-	329,775	329,775	-	329,775

Total (unaudited)			$143,074,100	$ 4,328	$143,078,428	$60	$143,078,368	$143,078,368	$ -	$143,078,368

*Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners' Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2019, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

	Total
	(unaudited)	APTGBS	ALCGI2	ALMGI2	ALCAI2	ALVGIA	ALVIVB	ALVSVB

Investment Activity:
Reinvested dividends	$2,451,785	365	-	-	-	2,220	1,927	530

Mortality and expense risk charges (note 2)	(128,437)	-	-	-	-	-	-	-

Net investment income (loss)	2,323,348	365	-	-	-	2,220	1,927	530

Realized gain (loss) on investments	320,679	(92)	25,643	9	(4,639)	228	(6,856)	(4,259)
Change in unrealized gain (loss) on investments	12,739,832	15,209	1,214	-	37,523	16,261	41,751	19,220

Net gain (loss) on investments	13,060,511	15,117	26,857	9	32,884	16,489	34,895	14,961

Reinvested capital gains	3,288,258	-	231	-	40,194	18,851	-	18,304

Net increase (decrease) in contract owners' equity resulting
from operations	$18,672,117	15,482	27,088	9	73,078	37,560	36,822	33,795

	AAGEA2	ABEAA2	ACEAA2	AGEAA2	AUGEA2	AAEIP3	ARLPE3	ACVB
Investment Activity:
Reinvested dividends	$299	7,286	558	4,075	5,943	5,966	-	9,057

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	299	7,286	558	4,075	5,943	5,966	-	9,057

Realized gain (loss) on investments	4	(168)	(178)	(3)	(530)	(81)	-	1,164
Change in unrealized gain (loss) on investments	794	37,334	1,727	25,162	1,173	29,732	113	77,505

Net gain (loss) on investments	798	37,166	1,549	25,159	643	29,651	113	78,669

Reinvested capital gains	686	7,286	218	10,477	6,620	-	24	11,146

Net increase (decrease) in contract owners' equity resulting
from operations	$1,783	51,738	2,325	39,711	13,206	35,617	137	98,872

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

	ACVIG	ACVIP2	ACVI	ACVU1	ACVV	AMVM4	AVRBP2	AMVHI4
Investment Activity:
Reinvested dividends	$2,930	3,881	5,431	-	226	2,102	1,493	9,177

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	2,930	3,881	5,431	-	226	2,102	1,493	9,177

Realized gain (loss) on investments	(356)	2	(4,662)	(5,265)	336	-	(154)	32,012
Change in unrealized gain (loss) on investments	16,914	9,750	120,317	12,752	1,851	1,744	6,121	3,685

Net gain (loss) on investments	16,558	9,752	115,655	7,487	2,187	1,744	5,967	35,697

Reinvested capital gains	8,600	-	32,621	9,664	1,565	-	4,773	-

Net increase (decrease) in contract owners' equity resulting
from operations	$28,088	13,633	153,707	17,151	3,978	3,846	12,233	44,874

	AMVGI4	AMVGR4	AMVGB4	AMVBD4	AMVAA4	AMVGS4	AVPAP2	AMVI4
Investment Activity:
Reinvested dividends	$7,042	4,006	2,674	7,186	14,657	3	7,668	7,653

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	7,042	4,006	2,674	7,186	14,657	3	7,668	7,653

Realized gain (loss) on investments	3,058	(1,154)	39	537	1,015	62	392	(17,680)
Change in unrealized gain (loss) on investments	43,708	97,865	10,427	13,648	84,390	2,065	32,065	118,300

Net gain (loss) on investments	46,766	96,711	10,466	14,185	85,405	2,127	32,457	100,620

Reinvested capital gains	54,926	82,845	-	-	39,458	1,896	14,072	16,150

Net increase (decrease) in contract owners' equity resulting
from operations	$108,734	183,562	13,140	21,371	139,520	4,026	54,197	124,423

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

	AMVBC4	AMVNW4	AMVGG4	AMVUA4	AMVIG4	AMVCB4	PIVB2	PIVEI2
Investment Activity:
Reinvested dividends	$3,068	7,916	196	2,145	631	3,880	23,812	1,634

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	3,068	7,916	196	2,145	631	3,880	23,812	1,634

Realized gain (loss) on investments	(6,290)	(24,919)	3	21	2	37	(473)	(28,032)
Change in unrealized gain (loss) on investments	15,065	205,557	3,077	2,106	2,378	14,645	34,664	38,991

Net gain (loss) on investments	8,775	180,638	3,080	2,127	2,380	14,682	34,191	10,959

Reinvested capital gains	12,937	32,974	1,127	-	187	-	-	11,823

Net increase (decrease) in contract owners' equity resulting
from operations	$24,780	221,528	4,403	4,272	3,198	18,562	58,003	24,416

	PIVMV2	PIVSI2	BRVUG3	BVLFG3	BVLCC3	BRVHY3	BRVTR3	BRVED3
Investment Activity:
Reinvested dividends	$572	2,920	6,942	-	343	27,057	8,256	1,576

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	572	2,920	6,942	-	343	27,057	8,256	1,576

Realized gain (loss) on investments	(3,962)	(151)	(9,623)	(29,950)	(13,478)	17,547	(109)	140
Change in unrealized gain (loss) on investments	10,211	5,901	23,007	(3,297)	6,503	20,571	16,928	5,195

Net gain (loss) on investments	6,249	5,750	13,384	(33,247)	(6,975)	38,118	16,819	5,335

Reinvested capital gains	3,411	-	-	54,962	1,422	-	1,278	8,952

Net increase (decrease) in contract owners' equity resulting
from operations	$10,232	8,670	20,326	21,715	(5,210)	65,175	26,353	15,863

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

	MLVGA3	DVSCS	DSIF	DSRG	DVIV	CVSBF	CLVSI2	CLVGT2
Investment Activity:
Reinvested dividends	$7,338	6,428	6,381	779	1,853	1,062	9,757	-

Mortality and expense risk charges (note 2)	-	-	(1,030)	-	-	-	-	-

Net investment income (loss)	7,338	6,428	5,351	779	1,853	1,062	9,757	-

Realized gain (loss) on investments	109	(21,294)	54,169	27	5,066	5,728	3,542	9,597
Change in unrealized gain (loss) on investments	54,685	137,120	24,928	11,545	12,532	17,105	19,439	129,361

Net gain (loss) on investments	54,794	115,826	79,097	11,572	17,598	22,833	22,981	138,958

Reinvested capital gains	22,694	61,340	21,942	1,725	-	2,444	-	66,520

Net increase (decrease) in contract owners' equity resulting from
operations	$84,826	183,594	106,390	14,076	19,451	26,339	32,738	205,478

	CLVSV1	CLVLV1	CLVQF2	CSCRS	DWVSVS	DFVEA	DFVGMI	DFVGB
Investment Activity:
Reinvested dividends	$-	-	-	179	1,740	11,321	46,009	32,962

Mortality and expense risk charges (note 2)	-	-	-	-	-	(1,059)	(4,924)	(2,968)

Net investment income (loss)	-	-	-	179	1,740	10,262	41,085	29,994

Realized gain (loss) on investments	32	23,262	(83)	(35)	(5,726)	584	11,790	(4,948)
Change in unrealized gain (loss) on investments	10,573	65,241	831	1,098	42,555	81,578	251,997	19,447

Net gain (loss) on investments	10,605	88,503	748	1,063	36,829	82,162	263,787	14,499

Reinvested capital gains	-	-	-	-	17,938	4,480	15,132	-

Net increase (decrease) in contract owners' equity resulting from
operations	$10,605	88,503	748	1,242	56,507	96,904	320,004	44,493

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	ETVFR	FVK2S	FVU2
Investment Activity:
Reinvested dividends	$32,333	93,391	27,245	66,209	14,444	92,156	-	5,001

Mortality and expense risk charges (note 2)	(2,643)	(5,867)	(2,726)	(7,544)	(2,372)	-	-	-

Net investment income (loss)	29,690	87,524	24,519	58,665	12,072	92,156	-	5,001

Realized gain (loss) on investments	(3,342)	23,547	1,918	64,004	10,503	(11,023)	(1,054)	270
Change in unrealized gain (loss) on investments	187,017	223,150	(2,463)	499,343	133,682	42,265	39,466	40,479

Net gain (loss) on investments	183,675	246,697	(545)	563,347	144,185	31,242	38,412	40,749

Reinvested capital gains	14,353	-	-	33,600	25,380	-	2,147	-

Net increase (decrease) in contract owners' equity resulting from
operations	$227,718	334,221	23,974	655,612	181,637	123,398	40,559	45,750

	FHIB	FVICA2	FVFI2	FDSCS2	FC2	FB2	FEI2	FGI2
Investment Activity:
Reinvested dividends	$12,555	918	2,598	1,029	778	7,625	291	831

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	12,555	918	2,598	1,029	778	7,625	291	831

Realized gain (loss) on investments	(2,710)	(3,088)	(48)	(312)	(1,202)	(8,334)	20	(6,336)
Change in unrealized gain (loss) on investments	16,412	46,292	5,656	10,829	50,718	85,519	2,443	293

Net gain (loss) on investments	13,702	43,204	5,608	10,517	49,516	77,185	2,463	(6,043)

Reinvested capital gains	-	2,566	1,364	2,688	26,881	21,828	38	3,426

Net increase (decrease) in contract owners' equity resulting from
operations	$26,257	46,688	9,570	14,234	77,175	106,638	2,792	(1,786)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

	FGO2	FG2	FHI2	FIGBP2	FMC2	FO2	FV2	FRESS2
Investment Activity:
Reinvested dividends	$-	761	9,904	22,021	921	2,996	54	534

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	761	9,904	22,021	921	2,996	54	534

Realized gain (loss) on investments	10,734	(19,136)	18,590	(536)	(118)	137	-	(50)
Change in unrealized gain (loss) on investments	52,763	172,583	442	44,137	11,801	34,766	226	3,650

Net gain (loss) on investments	63,497	153,447	19,032	43,601	11,683	34,903	226	3,600

Reinvested capital gains	10,732	86,546	-	-	14,347	6,304	38	510

Net increase (decrease) in contract owners' equity resulting from
operations	$74,229	240,754	28,936	65,622	26,951	44,203	318	4,644

	FVSIS2	FEOVF	FTVMS2	FTVIS2	FTVGR2	FTVRD2	FTVUG2	FTVGI2
Investment Activity:
Reinvested dividends	$14,286	443	644	10,389	231	2,508	1,042	49,471

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	14,286	443	644	10,389	231	2,508	1,042	49,471

Realized gain (loss) on investments	(261)	(1,449)	(291)	100	711	764	-	5,217
Change in unrealized gain (loss) on investments	14,438	8,165	5,029	6,059	635	15,638	794	(49,099)

Net gain (loss) on investments	14,177	6,716	4,738	6,159	1,346	16,402	794	(43,882)

Reinvested capital gains	3,382	4,801	3,446	3,140	181	31,100	-	-

Net increase (decrease) in contract owners' equity resulting from
operations	$31,845	11,960	8,828	19,688	1,758	50,010	1,836	5,589

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

	FTVSI2	GVMSA	GVTRBE	RVMFU	RSRF	RBKF	RBF	RCPF
Investment Activity:
Reinvested dividends	$39,119	1,399	37,452	619	196	-	-	2,994

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	39,119	1,399	37,452	619	196	-	-	2,994

Realized gain (loss) on investments	(4,178)	-	42	267	(100)	(1,869)	1,249	1,983
Change in unrealized gain (loss) on investments	(6,949)	1,979	22,116	4,264	1,222	5,435	21,946	57,803

Net gain (loss) on investments	(11,127)	1,979	22,158	4,531	1,122	3,566	23,195	59,786

Reinvested capital gains	-	-	-	-	-	-	2,008	723

Net increase (decrease) in contract owners' equity resulting from
operations	$27,992	3,378	59,610	5,150	1,318	3,566	25,203	63,503

	RVLDD	RELF	RENF	RESF	RFSF	RUGB	RHCF	RINF
Investment Activity:
Reinvested dividends	$-	-	44	-	102	153	-	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	44	-	102	153	-	-

Realized gain (loss) on investments	125	(2,483)	3,260	(18,566)	730	139	(7,943)	291
Change in unrealized gain (loss) on investments	-	42,262	58	1,138	-	(731)	3,700	-

Net gain (loss) on investments	125	39,779	3,318	(17,428)	730	(592)	(4,243)	291
Reinvested capital gains	-	163	-	-	476	-	1,186	-

Net increase (decrease) in contract owners' equity resulting from
operations	$125	39,942	3,362	(17,428)	1,308	(439)	(3,057)	291

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

	RJNF	RAF	RLF	RMED	RVARS	RVF	ROF	RNF
Investment Activity:
Reinvested dividends	$-	-	142	-	1,039	927	319	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	142	-	1,039	927	319	-

Realized gain (loss) on investments	(2,156)	(1,949)	(1,515)	526	624	(99,413)	76,924	-
Change in unrealized gain (loss) on investments	272	(220)	-	-	3,079	341,096	149,912	(724)

Net gain (loss) on investments	(1,884)	(2,169)	(1,515)	526	3,703	241,683	226,836	(724)

Reinvested capital gains	-	-	570	-	-	-	5,761	-

Net increase (decrease) in contract owners' equity resulting from
operations	$(1,884)	(2,169)	(803)	526	4,742	242,610	232,916	(724)

	RPMF	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG
Investment Activity:
Reinvested dividends	$-	842	-	-	-	-	450	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-
Net investment income (loss)	-	842	-	-	-	-	450	-

Realized gain (loss) on investments	5	5,507	553	(75,039)	(1,631)	3,924	(2,905)	3,056
Change in unrealized gain (loss) on investments	-	4,689	-	76,434	118,260	620	12,466	-

Net gain (loss) on investments	5	10,196	553	1,395	116,629	4,544	9,561	3,056
Reinvested capital gains	-	415	-	-	-	982	675	-

Net increase (decrease) in contract owners' equity resulting from
operations	$5	11,453	553	1,395	116,629	5,526	10,686	3,056

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

	RVMCV	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	GVFRB
Investment Activity:
Reinvested dividends	$-	-	-	-	-	-	14	19,065

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	14	19,065

Realized gain (loss) on investments	261	7,020	(67)	18,179	177	-	4,951	(3,198)
Change in unrealized gain (loss) on investments	-	-	56	67,149	-	1,071	430	22,611

Net gain (loss) on investments	261	7,020	(11)	85,328	177	1,071	5,381	19,413
Reinvested capital gains	-	-	-	17,494	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from
operations	$261	7,020	(11)	102,822	177	1,071	5,395	38,478

	SBLJ	SBLP	SBLQ	SBLY	AVGI	IVKEI1	IVHS	IVRE
Investment Activity:
Reinvested dividends	$121	12,460	148	788	-	14,363	33	7,765

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	121	12,460	148	788	-	14,363	33	7,765

Realized gain (loss) on investments	228	(945)	(2)	1	3,870	1,091	(456)	723
Change in unrealized gain (loss) on investments	2,490	6,039	2,485	7,214	-	51,733	15,817	24,417

Net gain (loss) on investments	2,718	5,094	2,483	7,215	3,870	52,824	15,361	25,140

Reinvested capital gains	1,334	-	1,097	3,439	-	40,098	1,853	199

Net increase (decrease) in contract owners' equity resulting from
operations	$4,173	17,554	3,728	11,442	3,870	107,285	17,247	33,104

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

	AVHY1	IVBRA2	AVIE	IVDDI	IVT	IVMCC2	IVGS1	IVCPBI
Investment Activity:
Reinvested dividends	$-	-	37	9,580	-	16	813	8,796

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	37	9,580	-	16	813	8,796

Realized gain (loss) on investments	42,545	(2,407)	2,475	5,983	(3,270)	(820)	20,594	(476)
Change in unrealized gain (loss) on investments	-	44,299	4,657	50,419	71,427	2,495	897	22,853

Net gain (loss) on investments	42,545	41,892	7,132	56,402	68,157	1,675	21,491	22,377

Reinvested capital gains	-	-	150	17,779	26,511	821	-	-

Net increase (decrease) in contract owners' equity resulting from
operations	$42,545	41,892	7,319	83,761	94,668	2,512	22,304	31,173

	IVGMMI	OVTRBS	OVIGS	OVGSS	OVGIS	OVSBS	WRBP	WRBDP
Investment Activity:
Reinvested dividends	$155,981	6,311	610	661	334	699	-	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	155,981	6,311	610	661	334	699	-	-

Realized gain (loss) on investments	-	(52)	(171)	(261)	(5,124)	(1)	-	-
Change in unrealized gain (loss) on investments	-	10,622	12,491	10,221	3,911	1,357	394	11,873

Net gain (loss) on investments	-	10,570	12,320	9,960	(1,213)	1,356	394	11,873

Reinvested capital gains	-	-	4,219	14,939	6,621	-	-	-

Net increase (decrease) in contract owners' equity resulting from
operations	$155,981	16,881	17,149	25,560	5,742	2,055	394	11,873

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

	WRENG	WRGBP	WRGNR	WRHIP	WRLTBP	WRMCG	WRSTP	WRVP
Investment Activity:
Reinvested dividends	$-	2,699	528	6,916	499	-	-	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	2,699	528	6,916	499	-	-	-

Realized gain (loss) on investments	111	1,061	(7)	5,741	1	(6,438)	115	1
Change in unrealized gain (loss) on investments	-	4,310	4,238	3,155	644	-	28,224	3,219

Net gain (loss) on investments	111	5,371	4,231	8,896	645	(6,438)	28,339	3,220

Reinvested capital gains	-	-	-	-	-	-	29,784	-

Net increase (decrease) in contract owners' equity resulting from
operations	$111	8,070	4,759	15,812	1,144	(6,438)	58,123	3,220

	JABIN	JAFRIN	JAGRIN	JIULVV	JMCVIN	JARIN	JAEI	JAFBS
Investment Activity:
Reinvested dividends	$44,527	1,551	129	1,519	1,730	489	1,628	4,472

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	44,527	1,551	129	1,519	1,730	489	1,628	4,472

Realized gain (loss) on investments	196,524	(610)	(2,980)	15,992	(34)	21,293	39,320	(61)
Change in unrealized gain (loss) on investments	107,174	206,494	4,802	9,020	22,806	(3,420)	129,750	9,431

Net gain (loss) on investments	303,698	205,884	1,822	25,012	22,772	17,873	169,070	9,370

Reinvested capital gains	62,407	70,001	-	1,516	8,623	16,259	45,694	-

Net increase (decrease) in contract owners' equity resulting from
operations	$410,632	277,436	1,951	28,047	33,125	34,621	216,392	13,842

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

	JAIG	JHEVTN	JPIGA2	JPIIB2	LZRGDM	LZRUSM	LZREMS	LZRIES
Investment Activity:
Reinvested dividends	$400	14,534	6,828	6,900	30	-	2,728	840

Mortality and expense risk charges (note 2)	-	(397)	-	-	-	-	-	-

Net investment income (loss)	400	14,137	6,828	6,900	30	-	2,728	840

Realized gain (loss) on investments	(1,515)	(18,512)	88	4,846	-	(8,285)	(31,059)	(10,982)
Change in unrealized gain (loss) on investments	5,956	52,510	44,994	40,034	7,048	55,633	78,941	55,989

Net gain (loss) on investments	4,441	33,998	45,082	44,880	7,048	47,348	47,882	45,007

Reinvested capital gains	-	-	-	581	88	3,629	-	-

Net increase (decrease) in contract owners' equity resulting from
operations	$4,841	48,135	51,910	52,361	7,166	50,977	50,610	45,847

	LPVCAI	LPVCII	SBVSG2	LPVQD2	LVCLGI	SBVHY	LOVCDG	LOVBD
Investment Activity:
Reinvested dividends	$190	-	-	333	788	3,665	4,854	67,890

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	190	-	-	333	788	3,665	4,854	67,890

Realized gain (loss) on investments	(33)	4,458	(64,016)	1	244	4,541	-	15,575
Change in unrealized gain (loss) on investments	3,809	-	76,726	1,943	23,609	4,423	(1,975)	(1,978)

Net gain (loss) on investments	3,776	4,458	12,710	1,944	23,853	8,964	(1,975)	13,597

Reinvested capital gains	358	-	52,464	-	10,927	-	11,030	-

Net increase (decrease) in contract owners' equity resulting from
operations	$4,324	4,458	65,174	2,277	35,568	12,629	13,909	81,487

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

	MNCPS	MEGSS	MVFSC	SAMY	DTRTFY	GVIXY	NVMMV1	NVLCAP
Investment Activity:
Reinvested dividends	$5,504	-	3,334	6,091	44,754	65,929	4,645	3,942

Mortality and expense risk charges (note 2)	-	-	-	-	(2,345)	(4,255)	-	-

Net investment income (loss)	5,504	-	3,334	6,091	42,409	61,674	4,645	3,942

Realized gain (loss) on investments	2,591	3,913	10,519	-	3,649	16,091	(11)	(60,902)
Change in unrealized gain (loss) on investments	(5,175)	20,482	17,095	-	6,289	247,175	1,510	127,093

Net gain (loss) on investments	(2,584)	24,395	27,614	-	9,938	263,266	1,499	66,191

Reinvested capital gains	61,570	12,237	8,012	-	-	3,345	30,650	1,460

Net increase (decrease) in contract owners' equity resulting
from operations	$64,490	36,632	38,960	6,091	52,347	328,285	36,794	71,593

	NVBXD	NVSIXD	MCIFD	GVEXD	NBARMS	AMTB	AMCG	AMRI
Investment Activity:
Reinvested dividends	$8,109	6,994	9,398	29,205	46	2,416	-	1,272

Mortality and expense risk charges (note 2)	(768)	(1,038)	(1,374)	(3,368)	-	-	-	-

Net investment income (loss)	7,341	5,956	8,024	25,837	46	2,416	-	1,272

Realized gain (loss) on investments	1,053	(3,967)	(3,914)	28,730	-	-	13,544	(6,337)
Change in unrealized gain (loss) on investments	16,433	(63,933)	24,698	238,720	4,110	1,918	16,622	11,598

Net gain (loss) on investments	17,486	(67,900)	20,784	267,450	4,110	1,918	30,166	5,261

Reinvested capital gains	-	152,456	88,326	59,353	-	-	7,566	20,697

Net increase (decrease) in contract owners' equity resulting
from operations	$24,827	90,512	117,134	352,640	4,156	4,334	37,732	27,230

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

	AMSRS	NOVPM	NOVPDI	NO7TB3	NOTBBA	PVAAAD	PVGMAA	PVSTA
Investment Activity:
Reinvested dividends	$599	47	804	3,865	315	4,856	-	36,781

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	599	47	804	3,865	315	4,856	-	36,781

Realized gain (loss) on investments	(3,831)	-	(116)	104	-	(3,985)	(925)	(3,747)
Change in unrealized gain (loss) on investments	(133)	403	(2,360)	24,018	(105)	11,814	2,509	6,277

Net gain (loss) on investments	(3,964)	403	(2,476)	24,122	(105)	7,829	1,584	2,530

Reinvested capital gains	7,982	-	-	5,390	-	-	-	-

Net increase (decrease) in contract owners'
equity resulting from operations	$4,617	450	(1,672)	33,377	210	12,685	1,584	39,311

	PMUBAM	PMVAAA	PMVRSA	PMVFBA	PMVHYA	PMVID	PMVLGA	PMVLDA
Investment Activity:
Reinvested dividends	$10,511	25	1,443	48	21,045	75,250	2,573	12,190

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	10,511	25	1,443	48	21,045	75,250	2,573	12,190

Realized gain (loss) on investments	(567)	3	(1,864)	(2,092)	22,845	(346)	(311)	(205)
Change in unrealized gain (loss) on investments	5,882	17	4,157	2,516	13,373	94,675	12,955	2,238

Net gain (loss) on investments	5,315	20	2,293	424	36,218	94,329	12,644	2,033
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners'
equity resulting from operations	$15,826	45	3,736	472	57,263	169,579	15,217	14,223

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

	PMVRRA	PMVTRA	PMVEBA	PMVGBA	PMVFHA	PROGMM	PROLCG	PROMC
Investment Activity:
Reinvested dividends	$5,007	43,762	17,636	1,261	8,709	1,560	-	85

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	5,007	43,762	17,636	1,261	8,709	1,560	-	85

Realized gain (loss) on investments	31	834	40,786	(176)	1,222	-	22,778	(17,479)
Change in unrealized gain (loss) on investments	19,149	67,693	7,733	2,230	18,056	-	61,725	28,739

Net gain (loss) on investments	19,180	68,527	48,519	2,054	19,278	-	84,503	11,260
Reinvested capital gains	-	-	-	-	3,449	-	81,706	-

Net increase (decrease) in contract owners' equity resulting
from operations	$24,187	112,289	66,155	3,315	31,436	1,560	166,209	11,345

	PROMCV	PROSC	PROSCG	PROSCV	PROUSC	PROA30	PROBIO	PROBL
Investment Activity:
Reinvested dividends	$223	-	-	-	-	390	-	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	223	-	-	-	-	390	-	-

Realized gain (loss) on investments	(38)	(1)	(7,520)	(1,260)	(105)	(1,607)	2	273
Change in unrealized gain (loss) on investments	5,842	2,777	16,011	7,172	-	38,783	-	-

Net gain (loss) on investments	5,804	2,776	8,491	5,912	(105)	37,176	2	273

Reinvested capital gains	3,689	-	17,974	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting
from operations	$9,716	2,776	26,465	5,912	(105)	37,566	2	273

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

	PROCS	PROEM	PROFIN	PROHC	PROIND	PRONET	PROJP	PRON
Investment Activity:
Reinvested dividends	$-	35	573	-	-	-	86	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	35	573	-	-	-	86	-

Realized gain (loss) on investments	808	(598)	3,768	(1,720)	(28,647)	5,247	7	16,159
Change in unrealized gain (loss) on investments	11,835	2,252	18,535	4,867	4,952	(2,649)	9,775	27,906

Net gain (loss) on investments	12,643	1,654	22,303	3,147	(23,695)	2,598	9,782	44,065

Reinvested capital gains	2,730	-	5,380	-	33,989	2,981	-	2,181

Net increase (decrease) in contract owners' equity resulting from
operations	$15,373	1,689	28,256	3,147	10,294	5,579	9,868	46,246

	PROPM	PRORE	PROSCN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL
Investment Activity:
Reinvested dividends	$73	690	205	-	352	4	-	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-
Net investment income (loss)	73	690	205	-	352	4	-	-

Realized gain (loss) on investments	6,153	769	-	253	(24)	(1,111)	2,551	71
Change in unrealized gain (loss) on investments	78,520	352	23,257	1,085	1,103	-	-	153

Net gain (loss) on investments	84,673	1,121	23,257	1,338	1,079	(1,111)	2,551	224
Reinvested capital gains	-	325	5,962	233	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from
operations	$84,746	2,136	29,424	1,571	1,431	(1,107)	2,551	224

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

	PVAGIB	PVDIB	PVEIB	PVHYB	PVIB	RWMVN	ROCMC	ROCSC
Investment Activity:
Reinvested dividends	$2,743	1,500	10,719	-	2,211	77	-	1,252

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	2,743	1,500	10,719	-	2,211	77	-	1,252

Realized gain (loss) on investments	441	27	2,493	2,607	(1)	-	(706)	(115)
Change in unrealized gain (loss) on investments	10,964	3,795	93,407	1,550	4,708	423	7,446	1,859

Net gain (loss) on investments	11,405	3,822	95,900	4,157	4,707	423	6,740	1,744

Reinvested capital gains	-	-	45,809	-	487	-	10,888	22,462

Net increase (decrease) in contract owners' equity resulting from
operations	$14,148	5,322	152,428	4,157	7,405	500	17,628	25,458

	TRBCG2	TREI2	TRHS2	TRLT2	TPVSGP	VVGGS	VWBF	VWEM
Investment Activity:
Reinvested dividends	$-	1,069	-	12,799	117	-	86	1,923

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	1,069	-	12,799	117	-	86	1,923

Realized gain (loss) on investments	1,629	(10,033)	(22,890)	657	(1)	(14,343)	(1,452)	(24,367)
Change in unrealized gain (loss) on investments	295,339	20,164	93,047	9,927	2,473	9,199	1,997	126,098

Net gain (loss) on investments	296,968	10,131	70,157	10,584	2,472	(5,144)	545	101,731

Reinvested capital gains	50,236	4,742	16,483	-	158	-	-	9,530

Net increase (decrease) in contract owners' equity resulting from
operations	$347,204	15,942	86,640	23,383	2,747	(5,144)	631	113,184

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

	VWHA	VVCA	VVB	VVCG	VVDV	VVEI	VVEIX	VVG
Investment Activity:
Reinvested dividends	$-	-	103,149	14,097	13,546	32,987	62,034	2,020

Mortality and expense risk charges (note 2)	-	(49)	(9,303)	(2,983)	(997)	(3,938)	(8,535)	(1,932)

Net investment income (loss)	-	(49)	93,846	11,114	12,549	29,049	53,499	88

Realized gain (loss) on investments	(2)	16	(6,201)	79,231	(11,761)	2,235	67,788	17,189
Change in unrealized gain (loss) on investments	851	1,769	433,227	162,322	59,831	237,664	698,994	124,268

Net gain (loss) on investments	849	1,785	427,026	241,553	48,070	239,899	766,782	141,457

Reinvested capital gains	-	-	207,407	34,456	26,890	80,110	81,224	55,895

Net increase (decrease) in contract owners' equity resulting from
operations	$849	1,736	728,279	287,123	87,509	349,058	901,505	197,440

	VVGBI	VVHYB	VVI	VVMCI	VVREI	VVSTC	VVSCG	VVHGB
Investment Activity:
Reinvested dividends	$-	41,650	41,431	14,634	28,001	96,709	3,392	126,964

Mortality and expense risk charges (note 2)	(81)	(2,966)	(8,317)	(2,863)	(2,899)	(9,608)	(1,691)	(15,609)

Net investment income (loss)	(81)	38,684	33,114	11,771	25,102	87,101	1,701	111,355

Realized gain (loss) on investments	121	(4,778)	37,710	876	(13,916)	3,862	(8,686)	(12,491)
Change in unrealized gain (loss) on investments	445	109,153	722,808	194,673	198,621	106,822	85,509	358,380

Net gain (loss) on investments	566	104,375	760,518	195,549	184,705	110,684	76,823	345,889

Reinvested capital gains	-	-	90,352	75,436	50,605	-	73,712	-

Net increase (decrease) in contract owners' equity resulting from
operations	$485	143,059	883,984	282,756	260,412	197,785	152,236	457,244

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

	VVTISI	VVTSM	VRVDRA	VRVNMA	SVDF	MGRFV	LOIOVC	OVGMAS
Investment Activity:
Reinvested dividends	$-	62,561	1,759	10,292	-	3,332	283	249

Mortality and expense risk charges (note 2)	(220)	(11,768)	-	-	-	-	-	-

Net investment income (loss)	(220)	50,793	1,759	10,292	-	3,332	283	249

Realized gain (loss) on investments	(35)	68,521	(3,909)	44	30,568	19,266	(50,922)	(582)
Change in unrealized gain (loss) on investments	14,693	964,263	14,618	4,523	(6,509)	(16,111)	65,562	1,092

Net gain (loss) on investments	14,658	1,032,784	10,709	4,567	24,059	3,155	14,640	510

Reinvested capital gains	-	112,012	10,552	-	45,100	14,739	-	-

Net increase (decrease) in contract owners' equity resulting
from operations	$14,438	1,195,589	23,020	14,859	69,159	21,226	14,923	759

	TTVMP2	JGUBSV	AMTP
Investment Activity:
Reinvested dividends	$3,469	363	5,945

Mortality and expense risk charges (note 2)	-	-	-

Net investment income (loss)	3,469	363	5,945

Realized gain (loss) on investments	(23,564)	(4,300)	(64,813)
Change in unrealized gain (loss) on investments	63,848	3,347	-

Net gain (loss) on investments	40,284	(953)	(64,813)
Reinvested capital gains	-	-	63,763

Net increase (decrease) in contract owners' equity resulting
from operations	$43,753	(590)	4,895

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	Total (unaudited)		APTGBS		ALCGI2		ALMGI2
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$2,323,348	1,592,016	365	8,053	-	-	-	-

Realized gain (loss) on investments	320,679	778,270	(92)	(26)	25,643	(51,130)	9	-
Change in unrealized gain (loss) on investments	12,739,832	(11,179,513)	15,209	(13,087)	1,214	(1,833)	-	-

Reinvested capital gains	3,288,258	2,612,378	-	-	231	22,404	-	-
Net increase (decrease) in contract owners' equity
resulting from operations	18,672,117	(6,196,849)	15,482	(5,060)	27,088	(30,559)	9	-

Equity transactions:
Purchase payments received from contract owners	36,323,505	26,840,615	56,038	-	16,465	-	-	-

Transfers between funds	-	-	32,478	56,998	(42,442)	34,159	(9)	-
Redemptions (notes 2 and 3)	(8,373,789)	(6,444,087)	(3,077)	(314)	(1,430)	(3,224)	-	-

Adjustments to maintain reserves	(195)	(24)	(8)	-	1	-	-	-

Net equity transactions	27,949,521	20,396,504	85,431	56,684	(27,406)	30,935	(9)	-

Net change in contract owners' equity	46,621,638	14,199,655	100,913	51,624	(318)	376	-	-
Contract owners' equity beginning of period	96,456,730	82,257,075	77,898	26,274	12,870	12,494	-	-

Contract owners' equity end of period	$143,078,368	96,456,730	178,811	77,898	12,552	12,870	-	-
CHANGES IN UNITS:

Beginning units	7,275,011	5,773,694	8,694	2,805	441	438	-	-
Units purchased	9,372,834	11,878,893	8,780	5,924	19,833	19,883	104	-

Units redeemed	(7,687,884)	(10,377,576)	(554)	(35)	(19,936)	(19,880)	(104)	-

Ending units	8,959,961	7,275,011	16,920	8,694	338	441	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	ALCAI2		ALVGIA		ALVIVB		ALVSVB
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$-	119	2,220	1,798	1,927	3,057	530	644

Realized gain (loss) on investments	(4,639)	21,032	228	7,115	(6,856)	(130)	(4,259)	11,922
Change in unrealized gain (loss) on investments	37,523	(45,923)	16,261	(38,417)	41,751	(83,807)	19,220	(72,758)

Reinvested capital gains	40,194	22,842	18,851	20,293	-	-	18,304	22,978
Net increase (decrease) in contract owners' equity resulting
from operations	73,078	(1,930)	37,560	(9,211)	36,822	(80,880)	33,795	(37,214)

Equity transactions:
Purchase payments received from contract owners	41,030	-	-	-	-	-	8,136	-

Transfers between funds	128,770	24,241	-	(40,885)	(9,689)	281,434	(34,047)	(39,512)
Redemptions (notes 2 and 3)	(1,613)	(2,020)	(6,175)	(12,376)	(2,845)	(3,676)	(3,707)	(6,729)

Adjustments to maintain reserves	-	-	-	-	(1)	-	(1)	-

Net equity transactions	168,187	22,221	(6,175)	(53,261)	(12,535)	277,758	(29,619)	(46,241)

Net change in contract owners' equity	241,265	20,291	31,385	(62,472)	24,287	196,878	4,176	(83,455)
Contract owners' equity beginning of period	128,945	108,654	159,800	222,272	224,110	27,232	168,392	251,847

Contract owners' equity end of period	$370,210	128,945	191,185	159,800	248,397	224,110	172,568	168,392
CHANGES IN UNITS:

Beginning units	2,803	2,360	7,154	9,393	31,932	2,988	7,443	9,429
Units purchased	10,364	28,102	40	-	2,606	29,589	2,640	3,015

Units redeemed	(7,143)	(27,659)	(287)	(2,239)	(4,233)	(645)	(3,721)	(5,001)

Ending units	6,024	2,803	6,907	7,154	30,305	31,932	6,362	7,443

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AAGEA2		ABEAA2		ACEAA2		AGEAA2
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$299	-	7,286	6,382	558	636	4,075	3,619

Realized gain (loss) on investments	4	-	(168)	(10)	(178)	(1)	(3)	30
Change in unrealized gain (loss) on investments	794	-	37,334	(56,498)	1,727	(1,384)	25,162	(39,318)

Reinvested capital gains	686	-	7,286	28,710	218	425	10,477	20,424
Net increase (decrease) in contract owners' equity resulting
from operations	1,783	-	51,738	(21,416)	2,325	(324)	39,711	(15,245)

Equity transactions:
Purchase payments received from contract owners	18,861	-	4,251	-	9,984	12,691	23,389	181,208

Transfers between funds	-	-	5,831	208,417	(12,732)	16,815	1,071	-
Redemptions (notes 2 and 3)	(109)	-	(2,616)	(767)	(197)	(190)	(442)	(405)

Adjustments to maintain reserves	(1)	-	1	-	-	-	(1)	-

Net equity transactions	18,751	-	7,467	207,650	(2,945)	29,316	24,017	180,803

Net change in contract owners' equity	20,534	-	59,205	186,234	(620)	28,992	63,728	165,558
Contract owners' equity beginning of period	-	-	315,996	129,762	28,992	-	200,664	35,106

Contract owners' equity end of period	$20,534	-	375,201	315,996	28,372	28,992	264,392	200,664
CHANGES IN UNITS:

Beginning units	-	-	21,229	8,175	2,201	-	13,159	2,117
Units purchased	1,109	-	611	13,119	712	2,215	1,344	11,067

Units redeemed	(6)	-	(159)	(65)	(947)	(14)	(26)	(25)

Ending units	1,103	-	21,681	21,229	1,966	2,201	14,477	13,159

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AUGEA2		AAEIP3		ARLPE3		ACVB
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$5,943	400	5,966	2,554	-	-	9,057	6,207

Realized gain (loss) on investments	(530)	513	(81)	(598)	-	-	1,164	348
Change in unrealized gain (loss) on investments	1,173	(2,315)	29,732	(32,263)	113	-	77,505	(30,225)

Reinvested capital gains	6,620	733	-	-	24	-	11,146	2,711
Net increase (decrease) in contract owners' equity resulting
from operations	13,206	(669)	35,617	(30,307)	137	-	98,872	(20,959)

Equity transactions:
Purchase payments received from contract owners	126,220	-	10,080	-	-	-	114,099	15,724

Transfers between funds	151,104	(151)	205,900	(61,405)	2,146	-	(4,616)	153,757
Redemptions (notes 2 and 3)	(13,784)	(92)	(834)	(12,748)	(3)	-	(4,117)	(1,767)

Adjustments to maintain reserves	(1)	-	1	-	-	-	2	-

Net equity transactions	263,539	(243)	215,147	(74,153)	2,143	-	105,368	167,714

Net change in contract owners' equity	276,745	(912)	250,764	(104,460)	2,280	-	204,240	146,755
Contract owners' equity beginning of period	18,444	19,356	128,885	233,345	-	-	457,455	310,700

Contract owners' equity end of period	$295,189	18,444	379,649	128,885	2,280	-	661,695	457,455
CHANGES IN UNITS:

Beginning units	1,316	1,322	15,295	22,442	-	-	20,952	13,685
Units purchased	18,253	11,856	22,209	11,963	150	-	4,686	7,416

Units redeemed	(909)	(11,862)	(87)	(19,110)	(1)	-	(351)	(149)

Ending units	18,660	1,316	37,417	15,295	149	-	25,287	20,952

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	ACVIG		ACVIP2		ACVI		ACVU1
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$2,930	2,146	3,881	8,630	5,431	8,004	-	18

Realized gain (loss) on investments	(356)	5,839	2	(11,312)	(4,662)	(287)	(5,265)	(1,104)
Change in unrealized gain (loss) on investments	16,914	(23,510)	9,750	(6,694)	120,317	(146,202)	12,752	(11,973)

Reinvested capital gains	8,600	7,490	-	-	32,621	41,391	9,664	710
Net increase (decrease) in contract owners' equity resulting
from operations	28,088	(8,035)	13,633	(9,376)	153,707	(97,094)	17,151	(12,349)

Equity transactions:
Purchase payments received from contract owners	26,047	-	9,173	-	35	-	-	82,417

Transfers between funds	59,762	1,507	9,446	22,177	13,313	357	1,082	2,456
Redemptions (notes 2 and 3)	(385)	(1,394)	(106)	(4,477)	(193)	(149)	(86,558)	(1,337)

Adjustments to maintain reserves	-	-	(2)	-	1	-	-	-

Net equity transactions	85,424	113	18,511	17,700	13,156	208	(85,476)	83,536

Net change in contract owners' equity	113,512	(7,922)	32,144	8,324	166,863	(96,886)	(68,325)	71,187
Contract owners' equity beginning of period	90,912	98,834	145,306	136,982	539,015	635,901	78,463	7,276

Contract owners' equity end of period	$204,424	90,912	177,450	145,306	705,878	539,015	10,138	78,463
CHANGES IN UNITS:

Beginning units	3,764	3,811	9,773	8,953	28,694	28,699	2,875	269
Units purchased	3,570	1,480	1,194	23,795	1,769	408	35	4,646

Units redeemed	(506)	(1,527)	(8)	(22,975)	(1,202)	(413)	(2,634)	(2,040)

Ending units	6,828	3,764	10,959	9,773	29,261	28,694	276	2,875

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	ACVV		AMVM4		AVRBP2		AMVHI4
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$226	445	2,102	2,510	1,493	2,509	9,177	3,286

Realized gain (loss) on investments	336	2	-	(24,806)	(154)	-	32,012	(27,944)
Change in unrealized gain (loss) on investments	1,851	(2,875)	1,744	14,972	6,121	(12,030)	3,685	14,616

Reinvested capital gains	1,565	2	-	-	4,773	2,089	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	3,978	(2,426)	3,846	(7,324)	12,233	(7,432)	44,874	(10,042)

Equity transactions:
Purchase payments received from contract owners	-	-	2,340	-	-	-	23,696	-

Transfers between funds	(25,298)	2,540	10,642	(277,204)	-	34,661	42,688	(564,937)
Redemptions (notes 2 and 3)	(28)	(33)	(673)	(136,090)	(2,102)	(59)	(2,201)	(523)

Adjustments to maintain reserves	1	-	-	-	1	-	1	-

Net equity transactions	(25,325)	2,507	12,309	(413,294)	(2,101)	34,602	64,184	(565,460)

Net change in contract owners' equity	(21,347)	81	16,155	(420,618)	10,132	27,170	109,058	(575,502)
Contract owners' equity beginning of period	24,192	24,111	79,205	499,823	89,139	61,969	61,838	637,340

Contract owners' equity end of period	$2,845	24,192	95,360	79,205	99,271	89,139	170,896	61,838
CHANGES IN UNITS:

Beginning units	1,015	919	7,278	45,958	7,113	4,581	5,407	54,258
Units purchased	1	97	1,142	3,664	-	2,537	119,480	117,805

Units redeemed	(922)	(1)	(59)	(42,344)	(157)	(5)	(111,577)	(166,656)

Ending units	94	1,015	8,361	7,278	6,956	7,113	13,310	5,407

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMVGI4		AMVGR4		AMVGB4		AMVBD4
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$7,042	5,249	4,006	1,682	2,674	3,294	7,186	4,237

Realized gain (loss) on investments	3,058	1,331	(1,154)	18,028	39	(16,054)	537	(27,325)
Change in unrealized gain (loss) on investments	43,708	(45,655)	97,865	(93,523)	10,427	(3,700)	13,648	9,181

Reinvested capital gains	54,926	27,349	82,845	60,017	-	1,224	-	909
Net increase (decrease) in contract owners' equity resulting
from operations	108,734	(11,726)	183,562	(13,796)	13,140	(15,236)	21,371	(12,998)

Equity transactions:
Purchase payments received from contract owners	62,806	-	11,848	76,997	13,957	(146)	14,012	-

Transfers between funds	(10,677)	62,065	(42,726)	59,245	32,502	63,130	184,057	(365,968)
Redemptions (notes 2 and 3)	(34,219)	(6,568)	(48,148)	(7,089)	(3,562)	(3,967)	(22,351)	(205,303)

Adjustments to maintain reserves	(1)	-	(2)	-	(1)	-	-	-

Net equity transactions	17,909	55,497	(79,028)	129,153	42,896	59,017	175,718	(571,271)

Net change in contract owners' equity	126,643	43,771	104,534	115,357	56,036	43,781	197,089	(584,269)
Contract owners' equity beginning of period	394,952	351,181	633,620	518,263	147,059	103,278	98,043	682,312

Contract owners' equity end of period	$521,595	394,952	738,154	633,620	203,095	147,059	295,132	98,043
CHANGES IN UNITS:

Beginning units	25,482	22,192	37,953	30,887	14,145	9,775	8,935	61,629
Units purchased	40,453	4,483	6,085	19,677	4,531	34,094	17,630	2,674

Units redeemed	(39,195)	(1,193)	(10,141)	(12,611)	(511)	(29,724)	(1,908)	(55,368)

Ending units	26,740	25,482	33,897	37,953	18,165	14,145	24,657	8,935

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMVAA4		AMVGS4		AVPAP2		AMVI4
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$14,657	9,223	3	-	7,668	4,105	7,653	10,279

Realized gain (loss) on investments	1,015	254	62	-	392	624	(17,680)	128,817
Change in unrealized gain (loss) on investments	84,390	(69,645)	2,065	-	32,065	(32,743)	118,300	(254,026)

Reinvested capital gains	39,458	26,796	1,896	-	14,072	11,745	16,150	31,683
Net increase (decrease) in contract owners' equity resulting
from operations	139,520	(33,372)	4,026	-	54,197	(16,269)	124,423	(83,247)

Equity transactions:
Purchase payments received from contract owners	204,048	15,724	15,575	-	-	15,724	35,469	104,934

Transfers between funds	(2,346)	125,546	17,174	-	-	34,661	(27,999)	(170,172)
Redemptions (notes 2 and 3)	(14,899)	(4,476)	(2,517)	-	(8,199)	(17,662)	(65,591)	(27,886)

Adjustments to maintain reserves	1	-	-	-	-	-	(1)	-

Net equity transactions	186,804	136,794	30,232	-	(8,199)	32,723	(58,122)	(93,124)

Net change in contract owners' equity	326,324	103,422	34,258	-	45,998	16,454	66,301	(176,371)
Contract owners' equity beginning of period	598,583	495,161	-	-	303,112	286,658	586,067	762,438

Contract owners' equity end of period	$924,907	598,583	34,258	-	349,110	303,112	652,368	586,067
CHANGES IN UNITS:

Beginning units	45,654	35,941	-	-	24,861	22,361	51,028	57,484
Units purchased	13,826	10,070	3,212	-	-	3,877	6,736	58,964

Units redeemed	(1,144)	(357)	(232)	-	(592)	(1,377)	(11,460)	(65,420)

Ending units	58,336	45,654	2,980	-	24,269	24,861	46,304	51,028

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMVBC4		AMVNW4		AMVGG4		AMVUA4
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$3,068	2,137	7,916	5,067	196	48	2,145	185

Realized gain (loss) on investments	(6,290)	39	(24,919)	(3,554)	3	-	21	-
Change in unrealized gain (loss) on investments	15,065	(22,743)	205,557	(111,662)	3,077	(463)	2,106	106

Reinvested capital gains	12,937	7,224	32,974	14,431	1,127	-	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	24,780	(13,343)	221,528	(95,718)	4,403	(415)	4,272	291

Equity transactions:
Purchase payments received from contract owners	11,848	16,998	203,832	83,264	-	-	23,696	-

Transfers between funds	25,822	31,566	51,552	252,950	9,144	9,906	82,269	11,048
Redemptions (notes 2 and 3)	(2,402)	(807)	(25,097)	(9,527)	(32)	(4)	(424)	(62)

Adjustments to maintain reserves	-	-	(2)	-	1	-	-	-

Net equity transactions	35,268	47,757	230,285	326,687	9,113	9,902	105,541	10,986

Net change in contract owners' equity	60,048	34,414	451,813	230,969	13,516	9,487	109,813	11,277
Contract owners' equity beginning of period	111,114	76,700	735,373	504,404	9,487	-	11,277	-

Contract owners' equity end of period	$171,162	111,114	1,187,186	735,373	23,003	9,487	121,090	11,277
CHANGES IN UNITS:

Beginning units	7,621	4,791	66,492	39,110	1,073	-	1,097	-
Units purchased	6,434	3,855	33,380	62,172	859	1,073	10,178	1,103

Units redeemed	(4,356)	(1,025)	(16,539)	(34,790)	(4)	-	(74)	(6)

Ending units	9,699	7,621	83,333	66,492	1,928	1,073	11,201	1,097

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMVIG4		AMVCB4		PIVB2		PIVEI2
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$631	-	3,880	40	23,812	9,993	1,634	3,491

Realized gain (loss) on investments	2	-	37	-	(473)	(182)	(28,032)	2,635
Change in unrealized gain (loss) on investments	2,378	-	14,645	(346)	34,664	(12,221)	38,991	(51,016)

Reinvested capital gains	187	-	-	-	-	882	11,823	31,910
Net increase (decrease) in contract owners' equity resulting
from operations	3,198	-	18,562	(306)	58,003	(1,528)	24,416	(12,980)

Equity transactions:
Purchase payments received from contract owners	27,612	-	232,451	-	11,700	96,838	-	-

Transfers between funds	-	-	-	5,819	549,900	265,241	(141,687)	(165,666)
Redemptions (notes 2 and 3)	(62)	-	(877)	(3)	(54,822)	(12,604)	(1,339)	(1,410)

Adjustments to maintain reserves	-	-	-	-	42	24	1	-

Net equity transactions	27,550	-	231,574	5,816	506,820	349,499	(143,025)	(167,076)

Net change in contract owners' equity	30,748	-	250,136	5,510	564,823	347,971	(118,609)	(180,056)
Contract owners' equity beginning of period	-	-	5,510	-	572,186	224,215	148,847	328,903

Contract owners' equity end of period	$30,748	-	255,646	5,510	1,137,009	572,186	30,238	148,847
CHANGES IN UNITS:

Beginning units	-	-	576	-	34,211	13,273	5,703	11,496
Units purchased	2,872	-	22,231	576	31,319	37,518	1,413	781

Units redeemed	(6)	-	(81)	-	(3,096)	(16,580)	(6,191)	(6,574)

Ending units	2,866	-	22,726	576	62,434	34,211	925	5,703

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PIVMV2		PIVSI2		BRVUG3		BVLFG3
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$572	25	2,920	2,810	6,942	6,729	-	-

Realized gain (loss) on investments	(3,962)	(3)	(151)	(207)	(9,623)	(532)	(29,950)	69,865
Change in unrealized gain (loss) on investments	10,211	(10,035)	5,901	(5,036)	23,007	(5,937)	(3,297)	(30,994)

Reinvested capital gains	3,411	468	-	607	-	-	54,962	18,526
Net increase (decrease) in contract owners' equity resulting
from operations	10,232	(9,545)	8,670	(1,826)	20,326	260	21,715	57,397

Equity transactions:
Purchase payments received from contract owners	-	49,450	-	-	212,789	-	-	42,585

Transfers between funds	-	-	(15,970)	(3,392)	(207,732)	25,224	426,326	37,958
Redemptions (notes 2 and 3)	(49,942)	(17)	(427)	(475)	(42,889)	(12,530)	(53,081)	(1,224)

Adjustments to maintain reserves	-	-	(5)	-	1	-	1	-

Net equity transactions	(49,942)	49,433	(16,402)	(3,867)	(37,831)	12,694	373,246	79,319

Net change in contract owners' equity	(39,710)	39,888	(7,732)	(5,693)	(17,505)	12,954	394,961	136,716
Contract owners' equity beginning of period	45,781	5,893	93,403	99,096	353,122	340,168	136,716	-

Contract owners' equity end of period	$6,071	45,781	85,671	93,403	335,617	353,122	531,677	136,716
CHANGES IN UNITS:

Beginning units	2,291	237	5,331	5,547	33,414	32,187	5,193	-
Units purchased	-	2,055	699	596	29,630	3,553	45,808	84,475

Units redeemed	(2,054)	(1)	(1,565)	(812)	(33,124)	(2,326)	(35,740)	(79,282)

Ending units	237	2,291	4,465	5,331	29,920	33,414	15,261	5,193

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	BVLCC3		BRVHY3		BRVTR3		BRVED3
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$343	289	27,057	43,504	8,256	14,747	1,576	-

Realized gain (loss) on investments	(13,478)	(35,932)	17,547	(36,495)	(109)	(23,142)	140	-
Change in unrealized gain (loss) on investments	6,503	229	20,571	(10,006)	16,928	(4,648)	5,195	-

Reinvested capital gains	1,422	3,289	-	-	1,278	-	8,952	-
Net increase (decrease) in contract owners' equity resulting
from operations	(5,210)	(32,125)	65,175	(2,997)	26,353	(13,043)	15,863	-

Equity transactions:
Purchase payments received from contract owners	-	-	(1)	-	23,289	-	7,790	-

Transfers between funds	11,344	19,290	546,932	330,005	83,064	(348,717)	124,072	-
Redemptions (notes 2 and 3)	(40)	(88)	(53,393)	(515,461)	(20,488)	(210,793)	(1,497)	-

Adjustments to maintain reserves	-	-	(2)	(3)	(1)	-	-	-

Net equity transactions	11,304	19,202	493,536	(185,459)	85,864	(559,510)	130,365	-

Net change in contract owners' equity	6,094	(12,923)	558,711	(188,456)	112,217	(572,553)	146,228	-
Contract owners' equity beginning of period	21,339	34,262	330,793	519,249	260,534	833,087	-	-

Contract owners' equity end of period	$27,433	21,339	889,504	330,793	372,751	260,534	146,228	-
CHANGES IN UNITS:

Beginning units	966	1,465	23,605	35,983	22,536	71,543	-	-
Units purchased	31,385	49,936	101,664	167,797	9,877	479	5,896	-

Units redeemed	(31,385)	(50,435)	(70,007)	(180,175)	(2,872)	(49,486)	(61)	-

Ending units	966	966	55,262	23,605	29,541	22,536	5,835	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MLVGA3		DVSCS		DSIF		DSRG
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$7,338	4,322	6,428	3,988	5,351	10,609	779	885

Realized gain (loss) on investments	109	(566)	(21,294)	9,262	54,169	90,487	27	(18)
Change in unrealized gain (loss) on investments	54,685	(66,409)	137,120	(158,809)	24,928	(189,131)	11,545	(12,409)

Reinvested capital gains	22,694	21,892	61,340	26,669	21,942	26,034	1,725	9,358
Net increase (decrease) in contract owners' equity resulting
from operations	84,826	(40,761)	183,594	(118,890)	106,390	(62,001)	14,076	(2,184)

Equity transactions:
Purchase payments received from contract owners	27,641	-	131,509	126,803	-	79,788	-	-

Transfers between funds	70,478	105,084	423,618	402,154	40,132	(947,072)	(1,639)	-
Redemptions (notes 2 and 3)	(42,210)	(13,954)	(9,345)	(2,006)	(4,185)	(353,300)	(31,506)	(295)

Adjustments to maintain reserves	-	-	1	-	(1)	-	1	-

Net equity transactions	55,909	91,130	545,783	526,951	35,946	(1,220,584)	(33,144)	(295)

Net change in contract owners' equity	140,735	50,369	729,377	408,061	142,336	(1,282,585)	(19,068)	(2,479)
Contract owners' equity beginning of period	460,172	409,803	666,695	258,634	156,471	1,439,056	47,512	49,991

Contract owners' equity end of period	$600,907	460,172	1,396,072	666,695	298,807	156,471	28,444	47,512
CHANGES IN UNITS:

Beginning units	33,244	27,361	21,731	7,674	10,648	93,156	1,807	1,818
Units purchased	8,357	7,811	19,973	29,343	79,345	86,180	-	-

Units redeemed	(4,735)	(1,928)	(4,469)	(15,286)	(74,454)	(168,688)	(1,002)	(11)

Ending units	36,866	33,244	37,235	21,731	15,539	10,648	805	1,807

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DVIV		CVSBF		CLVSI2		CLVGT2
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$1,853	2,719	1,062	1,107	9,757	2,515	-	-

Realized gain (loss) on investments	5,066	7,145	5,728	5	3,542	(79)	9,597	(41,152)
Change in unrealized gain (loss) on investments	12,532	(36,922)	17,105	(8,458)	19,439	(2,258)	129,361	(30,486)

Reinvested capital gains	-	-	2,444	5,730	-	-	66,520	34,188
Net increase (decrease) in contract owners' equity resulting
from operations	19,451	(27,058)	26,339	(1,616)	32,738	178	205,478	(37,450)

Equity transactions:
Purchase payments received from contract owners	24	-	-	-	-	-	-	42,360

Transfers between funds	(6,360)	(10,267)	304,839	-	(16,970)	267,858	304,570	62,954
Redemptions (notes 2 and 3)	(6,054)	(10,743)	(55,068)	(190)	(15,385)	(5,115)	(7,746)	(3,423)

Adjustments to maintain reserves	-	-	(1)	-	1	-	(1)	2

Net equity transactions	(12,390)	(21,010)	249,770	(190)	(32,354)	262,743	296,823	101,893

Net change in contract owners' equity	7,061	(48,068)	276,109	(1,806)	384	262,921	502,301	64,443
Contract owners' equity beginning of period	93,145	141,213	59,419	61,225	340,644	77,723	284,408	219,965

Contract owners' equity end of period	$100,206	93,145	335,528	59,419	341,028	340,644	786,709	284,408
CHANGES IN UNITS:

Beginning units	7,083	8,933	4,883	4,898	31,103	7,051	6,141	4,349
Units purchased	1,171	4,344	28,109	-	5,271	24,519	7,544	12,643

Units redeemed	(2,028)	(6,194)	(10,808)	(15)	(8,122)	(467)	(2,723)	(10,851)

Ending units	6,226	7,083	22,184	4,883	28,252	31,103	10,962	6,141

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	CLVSV1		CLVLV1		CLVQF2		CSCRS
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	179	532

Realized gain (loss) on investments	32	27	23,262	401	(83)	(36,501)	(35)	(39)
Change in unrealized gain (loss) on investments	10,573	(11,492)	65,241	(47,912)	831	14,955	1,098	(3,000)

Reinvested capital gains	-	-	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	10,605	(11,465)	88,503	(47,511)	748	(21,546)	1,242	(2,507)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-

Transfers between funds	-	62,613	(167,944)	5,434	18,087	(83,452)	1,448	13,313
Redemptions (notes 2 and 3)	(1,133)	(1,566)	(79)	(1,013)	(251)	(17,166)	(180)	(139)

Adjustments to maintain reserves	(1)	-	-	-	1	-	(1)	-

Net equity transactions	(1,134)	61,047	(168,023)	4,421	17,837	(100,618)	1,267	13,174

Net change in contract owners' equity	9,471	49,582	(79,520)	(43,090)	18,585	(122,164)	2,509	10,667
Contract owners' equity beginning of period	59,888	10,306	341,537	384,627	130,135	252,299	18,357	7,690

Contract owners' equity end of period	$69,359	59,888	262,017	341,537	148,720	130,135	20,866	18,357
CHANGES IN UNITS:

Beginning units	3,374	508	16,850	16,656	15,684	28,050	3,638	1,346
Units purchased	-	2,981	138	369	2,489	17,051	273	2,396

Units redeemed	(56)	(115)	(6,790)	(175)	(324)	(29,417)	(35)	(104)

Ending units	3,318	3,374	10,198	16,850	17,849	15,684	3,876	3,638

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DWVSVS		DFVEA		DFVGMI		DFVGB
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$1,740	1,626	10,262	2,013	41,085	35,794	29,994	45,386

Realized gain (loss) on investments	(5,726)	6,146	584	3,107	11,790	22,237	(4,948)	(4,473)
Change in unrealized gain (loss) on investments	42,555	(72,706)	81,578	(20,135)	251,997	(200,012)	19,447	(24,088)

Reinvested capital gains	17,938	19,446	4,480	639	15,132	5,774	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	56,507	(45,488)	96,904	(14,376)	320,004	(136,207)	44,493	16,825

Equity transactions:
Purchase payments received from contract owners	4,550	-	132,818	-	24,097	394,461	88,694	-

Transfers between funds	13,870	(7,030)	290,550	139,387	662	(130,574)	147,418	87,091
Redemptions (notes 2 and 3)	(3,515)	(6,338)	(1,853)	-	(18,024)	(53,994)	(24,772)	(40,857)

Adjustments to maintain reserves	(1)	-	(1)	-	-	-	-	-

Net equity transactions	14,904	(13,368)	421,514	139,387	6,735	209,893	211,340	46,234

Net change in contract owners' equity	71,411	(58,856)	518,418	125,011	326,739	73,686	255,833	63,059
Contract owners' equity beginning of period	197,644	256,500	125,011	-	1,786,656	1,712,970	1,054,518	991,459

Contract owners' equity end of period	$269,055	197,644	643,429	125,011	2,113,395	1,786,656	1,310,351	1,054,518
CHANGES IN UNITS:

Beginning units	17,318	18,667	13,603	-	156,808	139,621	96,766	92,337
Units purchased	9,608	7,424	43,872	60,807	6,161	32,083	28,939	18,309

Units redeemed	(8,468)	(8,773)	(1,729)	(47,204)	(5,552)	(14,896)	(10,005)	(13,880)

Ending units	18,458	17,318	55,746	13,603	157,417	156,808	115,700	96,766

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DFVIS		DFVIV		DFVSTF		DFVULV
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$29,690	14,778	87,524	52,757	24,519	12,886	58,665	54,198

Realized gain (loss) on investments	(3,342)	5,448	23,547	12,267	1,918	211	64,004	16,011
Change in unrealized gain (loss) on investments	187,017	(307,074)	223,150	(464,274)	(2,463)	(379)	499,343	(479,643)

Reinvested capital gains	14,353	45,849	-	5,942	-	-	33,600	59,303
Net increase (decrease) in contract owners' equity resulting
from operations	227,718	(240,999)	334,221	(393,308)	23,974	12,718	655,612	(350,131)

Equity transactions:
Purchase payments received from contract owners	169,610	119,116	301,147	180,029	44,661	146,301	126,447	169,691

Transfers between funds	45,359	197,057	213,388	1,101,357	321,654	535,460	44,972	1,602,563
Redemptions (notes 2 and 3)	(62,571)	(29,064)	(54,997)	(40,670)	(85,346)	(80,337)	(47,236)	(23,265)

Adjustments to maintain reserves	(1)	-	(2)	-	-	-	(3)	-

Net equity transactions	152,397	287,109	459,536	1,240,716	280,969	601,424	124,180	1,748,989

Net change in contract owners' equity	380,115	46,110	793,757	847,408	304,943	614,142	779,792	1,398,858
Contract owners' equity beginning of period	933,358	887,248	2,035,398	1,187,990	954,277	340,135	2,547,828	1,148,970

Contract owners' equity end of period	$1,313,473	933,358	2,829,155	2,035,398	1,259,220	954,277	3,327,620	2,547,828
CHANGES IN UNITS:

Beginning units	84,963	64,634	208,706	100,749	93,152	33,708	196,501	77,682
Units purchased	34,049	37,085	69,882	126,942	47,861	69,214	39,951	132,710

Units redeemed	(22,269)	(16,756)	(27,574)	(18,985)	(20,810)	(9,770)	(31,908)	(13,891)

Ending units	96,743	84,963	251,014	208,706	120,203	93,152	204,544	196,501

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DFVUTV		ETVFR		FVK2S		FVU2
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$12,072	7,399	92,156	74,482	-	-	5,001	6,699

Realized gain (loss) on investments	10,503	7,474	(11,023)	(19,240)	(1,054)	8,432	270	12
Change in unrealized gain (loss) on investments	133,682	(232,909)	42,265	(48,734)	39,466	(9,546)	40,479	(27,306)

Reinvested capital gains	25,380	57,323	-	-	2,147	1,474	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	181,637	(160,713)	123,398	6,508	40,559	360	45,750	(20,595)

Equity transactions:
Purchase payments received from contract owners	106,604	24,778	62,905	49,507	16,954	146,604	4,251	-

Transfers between funds	(47,557)	137,186	728,739	412,438	458,079	(53,387)	9,253	103,426
Redemptions (notes 2 and 3)	(27,340)	(17,054)	(27,624)	(595,507)	(57)	(44)	(1,662)	(93)

Adjustments to maintain reserves	1	-	(2)	(28)	1	-	-	-

Net equity transactions	31,708	144,910	764,018	(133,590)	474,977	93,173	11,842	103,333

Net change in contract owners' equity	213,345	(15,803)	887,416	(127,082)	515,536	93,533	57,592	82,738
Contract owners' equity beginning of period	830,767	846,570	1,167,307	1,294,389	112,045	18,512	221,678	138,940

Contract owners' equity end of period	$1,044,112	830,767	2,054,723	1,167,307	627,581	112,045	279,270	221,678
CHANGES IN UNITS:

Beginning units	72,622	62,103	87,557	97,059	4,432	759	9,240	5,299
Units purchased	22,783	14,402	96,842	253,960	17,834	42,980	505	3,953

Units redeemed	(20,746)	(3,883)	(40,455)	(263,462)	(3,676)	(39,307)	(64)	(12)

Ending units	74,659	72,622	143,944	87,557	18,590	4,432	9,681	9,240

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FHIB		FVICA2		FVFI2		FDSCS2
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$12,555	8,477	918	797	2,598	886	1,029	300

Realized gain (loss) on investments	(2,710)	(2,111)	(3,088)	2,390	(48)	(80)	(312)	(3,015)
Change in unrealized gain (loss) on investments	16,412	(8,868)	46,292	(25,710)	5,656	(2,893)	10,829	(8,914)

Reinvested capital gains	-	-	2,566	2,232	1,364	532	2,688	10,780
Net increase (decrease) in contract owners' equity resulting
from operations	26,257	(2,502)	46,688	(20,291)	9,570	(1,555)	14,234	(849)

Equity transactions:
Purchase payments received from contract owners	10,786	30,782	214,072	5,757	58,486	-	105,675	-

Transfers between funds	32,397	27,882	36,064	(1,091)	22,758	12,523	16,010	(92,020)
Redemptions (notes 2 and 3)	(260)	(161)	(2,584)	(2,124)	(2,873)	(1,985)	(1,390)	(1,522)

Adjustments to maintain reserves	-	-	2	-	1	-	1	-

Net equity transactions	42,923	58,503	247,554	2,542	78,372	10,538	120,296	(93,542)

Net change in contract owners' equity	69,180	56,001	294,242	(17,749)	87,942	8,983	134,530	(94,391)
Contract owners' equity beginning of period	132,929	76,928	135,456	153,205	57,902	48,919	29,178	123,569

Contract owners' equity end of period	$202,109	132,929	429,698	135,456	145,844	57,902	163,708	29,178
CHANGES IN UNITS:

Beginning units	5,513	3,085	8,167	8,038	5,368	4,432	1,436	5,272
Units purchased	24,982	23,808	17,727	917	6,998	16,897	5,158	21,076

Units redeemed	(23,178)	(21,380)	(6,405)	(788)	(255)	(15,961)	(66)	(24,912)

Ending units	7,317	5,513	19,489	8,167	12,111	5,368	6,528	1,436

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FC2		FB2		FEI2		FGI2
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$778	980	7,625	5,747	291	-	831	-

Realized gain (loss) on investments	(1,202)	2,903	(8,334)	26,361	20	-	(6,336)	2,166
Change in unrealized gain (loss) on investments	50,718	(43,325)	85,519	(70,490)	2,443	-	293	-

Reinvested capital gains	26,881	17,779	21,828	22,164	38	-	3,426	-
Net increase (decrease) in contract owners' equity resulting
from operations	77,175	(21,663)	106,638	(16,218)	2,792	-	(1,786)	2,166

Equity transactions:
Purchase payments received from contract owners	148,643	21,172	150,048	-	-	-	3,277	-

Transfers between funds	17,831	15,009	(137,364)	(130,740)	18,745	-	2,379	(2,006)
Redemptions (notes 2 and 3)	(13,062)	(4,823)	(8,513)	(8,009)	(292)	-	(218)	(160)

Adjustments to maintain reserves	(1)	-	-	-	-	-	(1)	-

Net equity transactions	153,411	31,358	4,171	(138,749)	18,453	-	5,437	(2,166)

Net change in contract owners' equity	230,586	9,695	110,809	(154,967)	21,245	-	3,651	-
Contract owners' equity beginning of period	206,185	196,490	417,008	571,975	-	-	-	-

Contract owners' equity end of period	$436,771	206,185	527,817	417,008	21,245	-	3,651	-
CHANGES IN UNITS:

Beginning units	9,557	8,503	22,941	30,069	-	-	-	-
Units purchased	6,372	5,606	9,850	26,978	839	-	36,910	1,596

Units redeemed	(508)	(4,552)	(9,396)	(34,106)	(12)	-	(36,784)	(1,596)

Ending units	15,421	9,557	23,395	22,941	827	-	126	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FGO2		FG2		FHI2		FIGBP2
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$-	-	761	53	9,904	-	22,021	13,885

Realized gain (loss) on investments	10,734	(9,220)	(19,136)	(37,568)	18,590	(1,201)	(536)	(3,500)
Change in unrealized gain (loss) on investments	52,763	(1,285)	172,583	(151,869)	442	4,512	44,137	(17,528)

Reinvested capital gains	10,732	56	86,546	18,454	-	-	-	3,621
Net increase (decrease) in contract owners' equity resulting
from operations	74,229	(10,449)	240,754	(170,930)	28,936	3,311	65,622	(3,522)

Equity transactions:
Purchase payments received from contract owners	98,015	-	62,700	8,491	148,643	-	255,507	120,094

Transfers between funds	426,798	29,660	(1,121,236)	1,249,509	132,970	437,301	260,533	(5,330)
Redemptions (notes 2 and 3)	(61,131)	(2)	(18,002)	(10,342)	(514)	(48)	(14,296)	(3,278)

Adjustments to maintain reserves	-	-	(1)	-	(1)	-	-	-

Net equity transactions	463,682	29,658	(1,076,539)	1,247,658	281,098	437,253	501,744	111,486

Net change in contract owners' equity	537,911	19,209	(835,785)	1,076,728	310,034	440,564	567,366	107,964
Contract owners' equity beginning of period	19,209	-	1,186,141	109,413	474,709	34,145	603,347	495,383

Contract owners' equity end of period	$557,120	19,209	350,356	1,186,141	784,743	474,709	1,170,713	603,347
CHANGES IN UNITS:

Beginning units	604	-	44,706	4,106	33,081	2,294	48,525	39,528
Units purchased	23,132	7,063	33,974	58,227	86,195	102,432	39,365	28,452

Units redeemed	(11,269)	(6,459)	(68,824)	(17,627)	(71,627)	(71,645)	(1,828)	(19,455)

Ending units	12,467	604	9,856	44,706	47,649	33,081	86,062	48,525

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FMC2		FO2		FV2		FRESS2
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$921	451	2,996	2,421	54	-	534	542

Realized gain (loss) on investments	(118)	3,705	137	1,672	-	-	(50)	(1,312)
Change in unrealized gain (loss) on investments	11,801	(30,642)	34,766	(33,460)	226	-	3,650	(1,222)

Reinvested capital gains	14,347	5,270	6,304	-	38	-	510	855
Net increase (decrease) in contract owners' equity resulting
from operations	26,951	(21,216)	44,203	(29,367)	318	-	4,644	(1,137)

Equity transactions:
Purchase payments received from contract owners	3,277	16,937	-	-	4,077	-	-	-

Transfers between funds	(2,478)	66,801	11,817	(4,061)	-	-	11,327	(2,760)
Redemptions (notes 2 and 3)	(3,510)	(2,543)	(1,887)	(3,079)	(11)	-	(687)	(652)

Adjustments to maintain reserves	-	-	-	-	-	-	(1)	-

Net equity transactions	(2,711)	81,195	9,930	(7,140)	4,066	-	10,639	(3,412)

Net change in contract owners' equity	24,240	59,979	54,133	(36,507)	4,384	-	15,283	(4,549)
Contract owners' equity beginning of period	116,565	56,586	156,883	193,390	-	-	20,479	25,028

Contract owners' equity end of period	$140,805	116,565	211,016	156,883	4,384	-	35,762	20,479
CHANGES IN UNITS:

Beginning units	6,776	2,803	11,968	12,532	-	-	1,082	1,236
Units purchased	197	5,372	793	828	166	-	486	309

Units redeemed	(328)	(1,399)	(136)	(1,392)	(1)	-	(31)	(463)

Ending units	6,645	6,776	12,625	11,968	165	-	1,537	1,082

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FVSIS2		FEOVF		FTVMS2		FTVIS2
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$14,286	10,139	443	1,048	644	1,143	10,389	4,746

Realized gain (loss) on investments	(261)	(3,732)	(1,449)	5,879	(291)	(82)	100	(45)
Change in unrealized gain (loss) on investments	14,438	(16,772)	8,165	(5,178)	5,029	(6,943)	6,059	(8,547)

Reinvested capital gains	3,382	506	4,801	2,493	3,446	1,780	3,140	-
Net increase (decrease) in contract owners' equity resulting
from operations	31,845	(9,859)	11,960	4,242	8,828	(4,102)	19,688	(3,846)

Equity transactions:
Purchase payments received from contract owners	154,467	16,937	25,836	8,977	11,622	-	26,542	15,864

Transfers between funds	15,782	32,161	68,731	(2,567)	(24,673)	8,763	96,728	8,407
Redemptions (notes 2 and 3)	(10,358)	(6,537)	(5,366)	(301)	(748)	(707)	(383)	(4,842)

Adjustments to maintain reserves	-	-	1	-	1	-	-	-

Net equity transactions	159,891	42,561	89,202	6,109	(13,798)	8,056	122,887	19,429

Net change in contract owners' equity	191,736	32,702	101,162	10,351	(4,970)	3,954	142,575	15,583
Contract owners' equity beginning of period	277,058	244,356	43,059	32,708	42,024	38,070	89,838	74,255

Contract owners' equity end of period	$468,794	277,058	144,221	43,059	37,054	42,024	232,413	89,838
CHANGES IN UNITS:

Beginning units	21,057	18,047	2,173	1,477	1,797	1,480	3,818	3,020
Units purchased	11,880	9,670	5,402	294,480	439	346	4,836	996

Units redeemed	(738)	(6,660)	(1,374)	(293,784)	(943)	(29)	(143)	(198)

Ending units	32,199	21,057	6,201	2,173	1,293	1,797	8,511	3,818

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FTVGR2		FTVRD2		FTVUG2		FTVGI2
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$231	328	2,508	3,010	1,042	962	49,471	-

Realized gain (loss) on investments	711	35	764	8,737	-	(58)	5,217	9,736
Change in unrealized gain (loss) on investments	635	(697)	15,638	(35,120)	794	(800)	(49,099)	(1,248)

Reinvested capital gains	181	-	31,100	14,577	-	-	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	1,758	(334)	50,010	(8,796)	1,836	104	5,589	8,488

Equity transactions:
Purchase payments received from contract owners	3,555	-	8,134	-	-	-	31,778	1,350

Transfers between funds	(396)	(223)	76,804	(36,465)	-	-	181,415	(26,059)
Redemptions (notes 2 and 3)	(352)	(377)	(6,415)	(16,292)	(10)	(750)	(44,400)	(23,477)

Adjustments to maintain reserves	-	-	1	-	-	-	1	-

Net equity transactions	2,807	(600)	78,524	(52,757)	(10)	(750)	168,794	(48,186)

Net change in contract owners' equity	4,565	(934)	128,534	(61,553)	1,826	(646)	174,383	(39,698)
Contract owners' equity beginning of period	7,598	8,532	162,118	223,671	35,111	35,757	460,768	500,466

Contract owners' equity end of period	$12,163	7,598	290,652	162,118	36,937	35,111	635,151	460,768
CHANGES IN UNITS:

Beginning units	359	375	12,657	16,577	2,779	2,840	26,139	28,942
Units purchased	507	200	5,352	5,270	-	-	18,314	9,507

Units redeemed	(396)	(216)	(450)	(9,190)	(1)	(61)	(9,132)	(12,310)

Ending units	470	359	17,559	12,657	2,778	2,779	35,321	26,139

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FTVSI2		GVMSA		GVTRBE		RVMFU
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$39,119	4,866	1,399	932	37,452	48,007	619	-

Realized gain (loss) on investments	(4,178)	422	-	-	42	(9,994)	267	729
Change in unrealized gain (loss) on investments	(6,949)	(8,821)	1,979	(3,942)	22,116	(25,093)	4,264	(6,039)

Reinvested capital gains	-	-	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	27,992	(3,533)	3,378	(3,010)	59,610	12,920	5,150	(5,310)

Equity transactions:
Purchase payments received from contract owners	8	23,689	-	-	281,706	147,096	1,950	27,369

Transfers between funds	463,883	64,585	13,207	-	146,034	48,336	12,116	(21,413)
Redemptions (notes 2 and 3)	(51,983)	(9,352)	(21)	(22)	(100,265)	(8,538)	(8,728)	(9)

Adjustments to maintain reserves	(2)	-	(1)	-	2	-	1	-

Net equity transactions	411,906	78,922	13,185	(22)	327,477	186,894	5,339	5,947

Net change in contract owners' equity	439,898	75,389	16,563	(3,032)	387,087	199,814	10,489	637
Contract owners' equity beginning of period	236,895	161,506	39,423	42,455	1,158,974	959,160	65,736	65,099

Contract owners' equity end of period	$676,793	236,895	55,986	39,423	1,546,061	1,158,974	76,225	65,736
CHANGES IN UNITS:

Beginning units	12,765	8,517	4,290	4,292	81,923	68,570	9,531	8,587
Units purchased	31,652	5,679	1,322	-	32,429	29,178	3,305	4,531

Units redeemed	(10,668)	(1,431)	(2)	(2)	(9,759)	(15,825)	(2,617)	(3,587)

Ending units	33,749	12,765	5,610	4,290	104,593	81,923	10,219	9,531

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RSRF		RBKF		RBF		RCPF
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$196	-	-	-	-	-	2,994	1,297

Realized gain (loss) on investments	(100)	(19)	(1,869)	3,098	1,249	2,116	1,983	(22,891)
Change in unrealized gain (loss) on investments	1,222	(5,089)	5,435	(65)	21,946	(14,559)	57,803	(31,223)

Reinvested capital gains	-	2,652	-	-	2,008	211	723	6,543
Net increase (decrease) in contract owners' equity resulting
from operations	1,318	(2,456)	3,566	3,033	25,203	(12,232)	63,503	(46,274)

Equity transactions:
Purchase payments received from contract owners	15,048	750	-	-	-	-	-	2,240

Transfers between funds	956	20,230	54,756	(48,628)	4,315	65,695	4,953	96,559
Redemptions (notes 2 and 3)	(328)	(139)	(142)	(217)	(626)	(503)	(306)	(89,501)

Adjustments to maintain reserves	-	-	1	-	1	-	1	-

Net equity transactions	15,676	20,841	54,615	(48,845)	3,690	65,192	4,648	9,298

Net change in contract owners' equity	16,994	18,385	58,181	(45,812)	28,893	52,960	68,151	(36,976)
Contract owners' equity beginning of period	18,385	-	-	45,812	68,480	15,520	275,990	312,966

Contract owners' equity end of period	$35,379	18,385	58,181	-	97,373	68,480	344,141	275,990
CHANGES IN UNITS:

Beginning units	1,119	-	-	4,690	1,524	313	9,919	9,884
Units purchased	941	1,127	10,314	348	4,196	1,467	3,233	9,718

Units redeemed	(19)	(8)	(4,573)	(5,038)	(3,982)	(256)	(3,042)	(9,683)

Ending units	2,041	1,119	5,741	-	1,738	1,524	10,110	9,919

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RVLDD		RELF		RENF		RESF
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$-	7	-	-	44	21	-	-

Realized gain (loss) on investments	125	(1,231)	(2,483)	25,176	3,260	3,331	(18,566)	(1,157)
Change in unrealized gain (loss) on investments	-	-	42,262	(8,800)	58	(1,111)	1,138	-

Reinvested capital gains	-	775	163	1,166	-	-	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	125	(449)	39,942	17,542	3,362	2,241	(17,428)	(1,157)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-

Transfers between funds	(125)	449	240,501	(24,993)	5,159	(32,563)	43,750	1,188
Redemptions (notes 2 and 3)	-	-	(142)	(139)	(7,982)	(135)	(4,823)	(31)

Adjustments to maintain reserves	-	-	1	-	-	-	(1)	-

Net equity transactions	(125)	449	240,360	(25,132)	(2,823)	(32,698)	38,926	1,157

Net change in contract owners' equity	-	-	280,302	(7,590)	539	(30,457)	21,498	-
Contract owners' equity beginning of period	-	-	27,275	34,865	-	30,457	-	-

Contract owners' equity end of period	$-	-	307,577	27,275	539	-	21,498	-
CHANGES IN UNITS:

Beginning units	-	-	1,165	1,300	-	2,153	-	-
Units purchased	174	247	9,084	16,818	11,031	316	29,327	1,181

Units redeemed	(174)	(247)	(2,004)	(16,953)	(10,983)	(2,469)	(25,468)	(1,181)

Ending units	-	-	8,245	1,165	48	-	3,859	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RFSF		RUGB		RHCF		RINF
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$102	-	153	163	-	-	-	-

Realized gain (loss) on investments	730	(1,146)	139	(981)	(7,943)	(17,326)	291	16,340
Change in unrealized gain (loss) on investments	-	(1,624)	(731)	475	3,700	(2,316)	-	(2,270)

Reinvested capital gains	476	-	-	13	1,186	768	-	188
Net increase (decrease) in contract owners' equity resulting
from operations	1,308	(2,770)	(439)	(330)	(3,057)	(18,874)	291	14,258

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	61	-	-

Transfers between funds	(1,118)	(24,636)	26,990	14,040	6,704	(4,449)	(225)	(51,993)
Redemptions (notes 2 and 3)	(190)	(124)	(145)	(212)	(210)	(735)	(67)	(83)

Adjustments to maintain reserves	-	-	-	-	1	-	1	-

Net equity transactions	(1,308)	(24,760)	26,845	13,828	6,495	(5,123)	(291)	(52,076)

Net change in contract owners' equity	-	(27,530)	26,406	13,498	3,438	(23,997)	-	(37,818)
Contract owners' equity beginning of period	-	27,530	13,498	-	15,294	39,291	-	37,818

Contract owners' equity end of period	$-	-	39,904	13,498	18,732	15,294	-	-
CHANGES IN UNITS:

Beginning units	-	1,883	734	-	494	1,285	-	956
Units purchased	2,583	8,773	10,137	7,550	16,552	7,057	541	5,263

Units redeemed	(2,583)	(10,656)	(9,014)	(6,816)	(16,552)	(7,848)	(541)	(6,219)

Ending units	-	-	1,857	734	494	494	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RJNF		RAF		RLF		RMED
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$-	-	-	-	142	32	-	-

Realized gain (loss) on investments	(2,156)	889	(1,949)	7,096	(1,515)	(2,106)	526	(1,582)
Change in unrealized gain (loss) on investments	272	(51)	(220)	220	-	-	-	-

Reinvested capital gains	-	-	-	-	570	275	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	(1,884)	838	(2,169)	7,316	(803)	(1,799)	526	(1,582)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-

Transfers between funds	1,324	(12,920)	(27,272)	22,127	1,008	1,861	19,043	1,622
Redemptions (notes 2 and 3)	(144)	(4,447)	(2)	-	(206)	(62)	(19,569)	(40)

Adjustments to maintain reserves	-	-	-	-	1	-	-	-

Net equity transactions	1,180	(17,367)	(27,274)	22,127	803	1,799	(526)	1,582

Net change in contract owners' equity	(704)	(16,529)	(29,443)	29,443	-	-	-	-
Contract owners' equity beginning of period	5,294	21,823	29,443	-	-	-	-	-

Contract owners' equity end of period	$4,590	5,294	-	29,443	-	-	-	-
CHANGES IN UNITS:

Beginning units	1,376	5,886	22,203	-	-	-	-	-
Units purchased	33,532	31,361	24,178	198,657	2,633	2,112	734	1,424

Units redeemed	(33,532)	(35,871)	(46,381)	(176,454)	(2,633)	(2,112)	(734)	(1,424)

Ending units	1,376	1,376	-	22,203	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RVARS		RVF		ROF		RNF
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$1,039	-	927	-	319	-	-	-

Realized gain (loss) on investments	624	-	(99,413)	6,887	76,924	14,933	-	53,344
Change in unrealized gain (loss) on investments	3,079	(8,040)	341,096	(225,392)	149,912	(118,938)	(724)	(68,532)

Reinvested capital gains	-	-	-	113,781	5,761	28,363	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	4,742	(8,040)	242,610	(104,724)	232,916	(75,642)	(724)	(15,188)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	33,744	8,268	-	-

Transfers between funds	(103,570)	18,292	40,414	189,110	(922,644)	1,074,331	156,585	(267,057)
Redemptions (notes 2 and 3)	(39)	(59)	(19,941)	(20,244)	(12,334)	(7,047)	(2)	(4)

Adjustments to maintain reserves	-	-	-	2	(2)	-	1	-

Net equity transactions	(103,609)	18,233	20,473	168,868	(901,236)	1,075,552	156,584	(267,061)

Net change in contract owners' equity	(98,867)	10,193	263,083	64,144	(668,320)	999,910	155,860	(282,249)
Contract owners' equity beginning of period	156,130	145,937	448,928	384,784	1,060,154	60,244	-	282,249

Contract owners' equity end of period	$57,263	156,130	712,011	448,928	391,834	1,060,154	155,860	-
CHANGES IN UNITS:

Beginning units	15,397	13,662	5,057	3,931	25,398	1,417	-	8,795
Units purchased	1,233	1,741	6,855	5,915	28,904	54,301	3,734	-

Units redeemed	(11,253)	(6)	(7,469)	(4,789)	(47,443)	(30,320)	-	(8,795)

Ending units	5,377	15,397	4,443	5,057	6,859	25,398	3,734	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RPMF		RREF		RRF		RMEK
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$-	-	842	389	-	2	-	-

Realized gain (loss) on investments	5	-	5,507	(3,597)	553	3,727	(75,039)	(2,385)
Change in unrealized gain (loss) on investments	-	-	4,689	(2,299)	-	(1,983)	76,434	(76,434)

Reinvested capital gains	-	-	415	-	-	-	-	10,149
Net increase (decrease) in contract owners' equity resulting
from operations	5	-	11,453	(5,507)	553	1,746	1,395	(68,670)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-

Transfers between funds	(5)	-	(2,474)	(21,135)	(487)	(26,203)	(172,278)	239,894
Redemptions (notes 2 and 3)	-	-	(153)	(201)	(65)	(283)	-	(341)

Adjustments to maintain reserves	-	-	(1)	-	(1)	-	-	-

Net equity transactions	(5)	-	(2,628)	(21,336)	(553)	(26,486)	(172,278)	239,553

Net change in contract owners' equity	-	-	8,825	(26,843)	-	(24,740)	(170,883)	170,883
Contract owners' equity beginning of period	-	-	36,489	63,332	-	24,740	170,883	-

Contract owners' equity end of period	$-	-	45,314	36,489	-	-	-	170,883
CHANGES IN UNITS:

Beginning units	-	-	2,093	3,367	-	950	6,860	-
Units purchased	53	-	5,869	6,342	430	472	-	7,432

Units redeemed	(53)	-	(5,873)	(7,616)	(430)	(1,422)	(6,860)	(572)

Ending units	-	-	2,089	2,093	-	-	-	6,860

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RTF		RVLCG		RVLCV		RVMCG
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$-	134	-	-	450	80	-	-

Realized gain (loss) on investments	(1,631)	7,166	3,924	(104,939)	(2,905)	3,290	3,056	(6,929)
Change in unrealized gain (loss) on investments	118,260	(122,208)	620	-	12,466	(2,518)	-	-

Reinvested capital gains	-	16,802	982	38,646	675	910	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	116,629	(98,106)	5,526	(66,293)	10,686	1,762	3,056	(6,929)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-

Transfers between funds	(244,268)	227,688	32,506	68,699	219,859	(44,031)	(3,056)	7,116
Redemptions (notes 2 and 3)	(36)	(362)	(18,959)	(2,406)	(20,403)	(415)	-	(187)

Adjustments to maintain reserves	1	-	-	-	1	-	-	-

Net equity transactions	(244,303)	227,326	13,547	66,293	199,457	(44,446)	(3,056)	6,929

Net change in contract owners' equity	(127,674)	129,220	19,073	-	210,143	(42,684)	-	-
Contract owners' equity beginning of period	351,925	222,705	-	-	8,029	50,713	-	-

Contract owners' equity end of period	$224,251	351,925	19,073	-	218,172	8,029	-	-
CHANGES IN UNITS:

Beginning units	11,284	6,041	-	-	346	1,895	-	-
Units purchased	572	6,405	4,452	16,938	12,160	1,835	1,410	1,354

Units redeemed	(7,432)	(1,162)	(3,916)	(16,938)	(4,877)	(3,384)	(1,410)	(1,354)

Ending units	4,424	11,284	536	-	7,629	346	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RVMCV		RVSCV		RVSDL		RTEC
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-

Realized gain (loss) on investments	261	(255)	7,020	(8,609)	(67)	(1,018)	18,179	30,760
Change in unrealized gain (loss) on investments	-	-	-	-	56	(56)	67,149	(5,329)

Reinvested capital gains	-	-	-	-	-	-	17,494	1,965
Net increase (decrease) in contract owners' equity resulting
from operations	261	(255)	7,020	(8,609)	(11)	(1,074)	102,822	27,396

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-

Transfers between funds	(162)	255	(6,018)	8,609	(2,291)	3,376	605,004	(41,676)
Redemptions (notes 2 and 3)	(99)	-	(1,002)	-	-	-	(56,417)	(672)

Adjustments to maintain reserves	-	-	-	-	-	-	(1)	-

Net equity transactions	(261)	255	(7,020)	8,609	(2,291)	3,376	548,586	(42,348)

Net change in contract owners' equity	-	-	-	-	(2,302)	2,302	651,408	(14,952)
Contract owners' equity beginning of period	-	-	-	-	2,302	-	25,150	40,102

Contract owners' equity end of period	$-	-	-	-	-	2,302	676,558	25,150
CHANGES IN UNITS:

Beginning units	-	-	-	-	275	-	874	1,372
Units purchased	4,803	1,810	12,196	10,988	-	21,036	39,186	21,399

Units redeemed	(4,803)	(1,810)	(12,196)	(10,988)	(275)	(20,761)	(23,241)	(21,897)

Ending units	-	-	-	-	-	275	16,819	874

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RTEL		RTRF		RUTL		GVFRB
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$-	-	-	-	14	-	19,065	15,279

Realized gain (loss) on investments	177	(226)	-	1,831	4,951	(3,417)	(3,198)	1,053
Change in unrealized gain (loss) on investments	-	(1,082)	1,071	(829)	430	652	22,611	(26,094)

Reinvested capital gains	-	-	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	177	(1,308)	1,071	1,002	5,395	(2,765)	38,478	(9,762)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-

Transfers between funds	(118)	(22,547)	46,936	(43,334)	80,077	(19,705)	(168,545)	185,978
Redemptions (notes 2 and 3)	(59)	(125)	-	(177)	(43)	(111)	(82,835)	(23,346)

Adjustments to maintain reserves	-	-	-	-	1	-	-	-

Net equity transactions	(177)	(22,672)	46,936	(43,511)	80,035	(19,816)	(251,380)	162,632

Net change in contract owners' equity	-	(23,980)	48,007	(42,509)	85,430	(22,581)	(212,902)	152,870
Contract owners' equity beginning of period	-	23,980	-	42,509	-	22,581	603,769	450,899

Contract owners' equity end of period	$-	-	48,007	-	85,430	-	390,867	603,769
CHANGES IN UNITS:

Beginning units	-	1,596	-	1,366	-	926	51,275	37,984
Units purchased	800	1,605	1,579	2,712	6,876	9,820	4,609	162,700

Units redeemed	(800)	(3,201)	-	(4,078)	(4,038)	(10,746)	(25,035)	(149,409)

Ending units	-	-	1,579	-	2,838	-	30,849	51,275

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	SBLJ		SBLP		SBLQ		SBLY
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$121	185	12,460	6,761	148	65	788	592

Realized gain (loss) on investments	228	370	(945)	5,253	(2)	(1,715)	1	1
Change in unrealized gain (loss) on investments	2,490	(2,994)	6,039	(13,719)	2,485	(4,330)	7,214	(7,377)

Reinvested capital gains	1,334	1,586	-	-	1,097	1,887	3,439	5,512
Net increase (decrease) in contract owners' equity resulting
from operations	4,173	(853)	17,554	(1,705)	3,728	(4,093)	11,442	(1,272)

Equity transactions:
Purchase payments received from contract owners	-	-	76,512	42,649	-	-	-	-

Transfers between funds	(184)	(1,347)	(930)	(77,054)	-	1,698	-	-
Redemptions (notes 2 and 3)	(107)	(557)	(8,411)	(253)	(22)	(24)	(17)	(15)

Adjustments to maintain reserves	-	-	(1)	-	(1)	-	(1)	-

Net equity transactions	(291)	(1,904)	67,170	(34,658)	(23)	1,674	(18)	(15)

Net change in contract owners' equity	3,882	(2,757)	84,724	(36,363)	3,705	(2,419)	11,424	(1,287)
Contract owners' equity beginning of period	12,214	14,971	123,479	159,842	16,519	18,938	33,735	35,022

Contract owners' equity end of period	$16,096	12,214	208,203	123,479	20,224	16,519	45,159	33,735
CHANGES IN UNITS:

Beginning units	559	637	8,376	10,395	919	920	1,425	1,426
Units purchased	53	6	4,849	37,935	-	22,779	-	-

Units redeemed	(57)	(84)	(582)	(39,954)	(1)	(22,780)	(1)	(1)

Ending units	555	559	12,643	8,376	918	919	1,424	1,425

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AVGI		IVKEI1		IVHS		IVRE
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$-	-	14,363	13,376	33	-	7,765	5,262

Realized gain (loss) on investments	3,870	2,225	1,091	66	(456)	(6)	723	184
Change in unrealized gain (loss) on investments	-	-	51,733	(97,853)	15,817	(1,654)	24,417	(16,369)

Reinvested capital gains	-	-	40,098	26,297	1,853	1,784	199	1,646
Net increase (decrease) in contract owners' equity resulting
from operations	3,870	2,225	107,285	(58,114)	17,247	124	33,104	(9,277)

Equity transactions:
Purchase payments received from contract owners	-	-	4,251	39,311	-	-	62,750	48,718

Transfers between funds	(3,870)	(2,225)	(54,793)	103,042	58,270	-	10,020	27,839
Redemptions (notes 2 and 3)	-	-	(4,475)	(2,597)	(156)	(148)	(2,153)	(1,154)

Adjustments to maintain reserves	-	-	(2)	-	2	-	(2)	-

Net equity transactions	(3,870)	(2,225)	(55,019)	139,756	58,116	(148)	70,615	75,403

Net change in contract owners' equity	-	-	52,266	81,642	75,363	(24)	103,719	66,126
Contract owners' equity beginning of period	-	-	539,896	458,254	13,033	13,057	137,531	71,405

Contract owners' equity end of period	$-	-	592,162	539,896	88,396	13,033	241,250	137,531
CHANGES IN UNITS:

Beginning units	-	-	30,208	23,203	454	459	6,772	3,300
Units purchased	14,003	33,103	527	7,146	1,959	-	3,327	4,393

Units redeemed	(14,003)	(33,103)	(3,209)	(141)	(91)	(5)	(442)	(921)

Ending units	-	-	27,526	30,208	2,322	454	9,657	6,772

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AVHY1		IVBRA2		AVIE		IVDDI
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$-	-	-	4,886	37	433	9,580	7,382

Realized gain (loss) on investments	42,545	3,698	(2,407)	(11,878)	2,475	3	5,983	751
Change in unrealized gain (loss) on investments	-	-	44,299	(41,025)	4,657	(3,862)	50,419	(45,623)

Reinvested capital gains	-	-	-	33,878	150	147	17,779	10,599
Net increase (decrease) in contract owners' equity resulting
from operations	42,545	3,698	41,892	(14,139)	7,319	(3,279)	83,761	(26,891)

Equity transactions:
Purchase payments received from contract owners	-	-	(6,940)	25,495	40,027	-	13,957	54,736

Transfers between funds	(42,476)	(3,668)	6,578	305,237	(2,064)	-	(61,545)	28,277
Redemptions (notes 2 and 3)	(68)	(30)	(12,127)	(94,063)	(1,981)	(24)	(18,830)	(6,254)

Adjustments to maintain reserves	(1)	-	1	(6)	1	-	(1)	-

Net equity transactions	(42,545)	(3,698)	(12,488)	236,663	35,983	(24)	(66,419)	76,759

Net change in contract owners' equity	-	-	29,404	222,524	43,302	(3,303)	17,342	49,868
Contract owners' equity beginning of period	-	-	294,754	72,230	18,611	21,914	340,064	290,196

Contract owners' equity end of period	$-	-	324,158	294,754	61,913	18,611	357,406	340,064
CHANGES IN UNITS:

Beginning units	-	-	24,234	5,540	1,617	1,619	17,860	14,087
Units purchased	81,943	26,129	833	28,320	4,325	-	3,671	5,021

Units redeemed	(81,943)	(26,129)	(1,868)	(9,626)	(1,758)	(2)	(6,526)	(1,248)

Ending units	-	-	23,199	24,234	4,184	1,617	15,005	17,860

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	IVT		IVMCC2		IVGS1		IVCPBI
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$-	-	16	8	813	11,090	8,796	10,131

Realized gain (loss) on investments	(3,270)	30,857	(820)	(9,238)	20,594	(728)	(476)	(4)
Change in unrealized gain (loss) on investments	71,427	(57,331)	2,495	(2,212)	897	(856)	22,853	(16,313)

Reinvested capital gains	26,511	12,308	821	1,037	-	-	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	94,668	(14,166)	2,512	(10,405)	22,304	9,506	31,173	(6,186)

Equity transactions:
Purchase payments received from contract owners	2,330	-	11,848	-	-	27,977	80,054	96,838

Transfers between funds	88,341	158,088	-	9,572	(499,851)	441,125	40,263	-
Redemptions (notes 2 and 3)	(51,411)	(1,137)	(36)	(24)	(487)	(518)	(4,017)	(118)

Adjustments to maintain reserves	-	-	-	-	1	-	(1)	-

Net equity transactions	39,260	156,951	11,812	9,548	(500,337)	468,584	116,299	96,720

Net change in contract owners' equity	133,928	142,785	14,324	(857)	(478,033)	478,090	147,472	90,534
Contract owners' equity beginning of period	243,838	101,053	6,346	7,203	481,791	3,701	274,086	183,552

Contract owners' equity end of period	$377,766	243,838	20,670	6,346	3,758	481,791	421,558	274,086
CHANGES IN UNITS:

Beginning units	7,963	3,286	298	299	34,418	267	25,770	16,849
Units purchased	4,304	16,583	845	20,740	1,984	36,261	14,465	8,932

Units redeemed	(3,188)	(11,906)	(368)	(20,741)	(36,149)	(2,110)	(4,547)	(11)

Ending units	9,079	7,963	775	298	253	34,418	35,688	25,770

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	IVGMMI		OVTRBS		OVIGS		OVGSS
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$155,981	113,188	6,311	4,209	610	401	661	460

Realized gain (loss) on investments	-	-	(52)	(709)	(171)	2,165	(261)	(15,349)
Change in unrealized gain (loss) on investments	-	-	10,622	(4,303)	12,491	(18,364)	10,221	(11,791)

Reinvested capital gains	-	-	-	-	4,219	1,269	14,939	4,288
Net increase (decrease) in contract owners' equity
resulting from operations	155,981	113,188	16,881	(803)	17,149	(14,529)	25,560	(22,392)

Equity transactions:
Purchase payments received from contract owners	18,447,357	16,685,797	-	54,736	6,019	300	82,532	-

Transfers between funds	(22,728,411)	(11,486,898)	7,518	11,752	15,203	19,980	74,374	(5,116)
Redemptions (notes 2 and 3)	(2,297,409)	(1,300,981)	(17,908)	(779)	(30,096)	(412)	(422)	(941)

Adjustments to maintain reserves	(36)	(2)	-	-	1	-	-	-

Net equity transactions	(6,578,499)	3,897,916	(10,390)	65,709	(8,873)	19,868	156,484	(6,057)

Net change in contract owners' equity	(6,422,518)	4,011,104	6,491	64,906	8,276	5,339	182,044	(28,449)
Contract owners' equity beginning of period	12,045,763	8,034,659	182,111	117,205	56,331	50,992	33,517	61,966

Contract owners' equity end of period	$5,623,245	12,045,763	188,602	182,111	64,607	56,331	215,561	33,517
CHANGES IN UNITS:

Beginning units	1,177,433	797,556	14,367	9,125	3,843	2,799	1,739	2,785
Units purchased	3,172,229	5,016,556	1,840	6,253	1,314	1,721	6,885	21,149

Units redeemed	(3,810,221)	(4,636,679)	(2,588)	(1,011)	(1,712)	(677)	(114)	(22,195)

Ending units	539,441	1,177,433	13,619	14,367	3,445	3,843	8,510	1,739

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	OVGIS		OVSBS		WRBP		WRBDP
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$334	348	699	903	-	-	-	-

Realized gain (loss) on investments	(5,124)	(4,151)	(1)	(1)	-	(6,016)	-	-
Change in unrealized gain (loss) on investments	3,911	(3,911)	1,357	(1,824)	394	-	11,873	-

Reinvested capital gains	6,621	3,395	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	5,742	(4,319)	2,055	(922)	394	(6,016)	11,873	-

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	58,687	-

Transfers between funds	(41,871)	40,855	-	-	39,474	6,194	720,197	-
Redemptions (notes 2 and 3)	(254)	(152)	(24)	(24)	-	(178)	(1)	-

Adjustments to maintain reserves	(1)	-	-	-	(1)	-	(1)	-

Net equity transactions	(42,126)	40,703	(24)	(24)	39,473	6,016	778,882	-

Net change in contract owners' equity	(36,384)	36,384	2,031	(946)	39,867	-	790,755	-
Contract owners' equity beginning of period	36,384	-	19,383	20,329	-	-	-	-

Contract owners' equity end of period	$-	36,384	21,414	19,383	39,867	-	790,755	-
CHANGES IN UNITS:

Beginning units	1,671	-	1,594	1,596	-	-	-	-
Units purchased	1,584	3,297	-	-	1,650	3,903	54,390	-

Units redeemed	(3,255)	(1,626)	(2)	(2)	-	(3,903)	-	-

Ending units	-	1,671	1,592	1,594	1,650	-	54,390	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	WRENG		WRGBP		WRGNR		WRHIP
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$-	-	2,699	2,163	528	187	6,916	4,262

Realized gain (loss) on investments	111	(162)	1,061	(455)	(7)	(3)	5,741	(2,353)
Change in unrealized gain (loss) on investments	-	-	4,310	(1,509)	4,238	(17,606)	3,155	(2,726)

Reinvested capital gains	-	-	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	111	(162)	8,070	199	4,759	(17,422)	15,812	(817)

Equity transactions:
Purchase payments received from contract owners	-	-	62,804	10,000	-	67,786	-	-

Transfers between funds	(111)	162	(31,343)	60,368	-	-	(80,679)	250,324
Redemptions (notes 2 and 3)	-	-	(12,177)	(2,296)	(26)	(31)	(43)	(165,589)

Adjustments to maintain reserves	-	-	-	-	-	-	-	-

Net equity transactions	(111)	162	19,284	68,072	(26)	67,755	(80,722)	84,735

Net change in contract owners' equity	-	-	27,354	68,271	4,733	50,333	(64,910)	83,918
Contract owners' equity beginning of period	-	-	105,836	37,565	50,333	-	98,978	15,060

Contract owners' equity end of period	$-	-	133,190	105,836	55,066	50,333	34,068	98,978
CHANGES IN UNITS:

Beginning units	-	-	8,994	3,187	7,974	-	5,262	784
Units purchased	3,981	171	8,544	8,161	-	7,978	36,406	77,792

Units redeemed	(3,981)	(171)	(7,194)	(2,354)	(4)	(4)	(40,039)	(73,314)

Ending units	-	-	10,344	8,994	7,970	7,974	1,629	5,262

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	WRLTBP		WRMCG		WRSTP		WRVP
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$499	447	-	-	-	-	-	-

Realized gain (loss) on investments	1	(3)	(6,438)	-	115	(6,672)	1	-
Change in unrealized gain (loss) on investments	644	(235)	-	-	28,224	(12,731)	3,219	-

Reinvested capital gains	-	-	-	-	29,784	6,384	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	1,144	209	(6,438)	-	58,123	(13,019)	3,220	-

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	31,669	-

Transfers between funds	-	-	6,465	-	249,773	10,692	-	-
Redemptions (notes 2 and 3)	(85)	(240)	(27)	-	(1,590)	(23)	(33)	-

Adjustments to maintain reserves	(1)	-	-	-	(1)	-	-	-

Net equity transactions	(86)	(240)	6,438	-	248,182	10,669	31,636	-

Net change in contract owners' equity	1,058	(31)	-	-	306,305	(2,350)	34,856	-
Contract owners' equity beginning of period	27,084	27,115	-	-	42,314	44,664	-	-

Contract owners' equity end of period	$28,142	27,084	-	-	348,619	42,314	34,856	-
CHANGES IN UNITS:

Beginning units	2,567	2,590	-	-	1,466	1,466	-	-
Units purchased	-	-	7,200	-	7,949	8,884	1,248	-

Units redeemed	(8)	(23)	(7,200)	-	(1,333)	(8,884)	(1)	-

Ending units	2,559	2,567	-	-	8,082	1,466	1,247	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	JABIN		JAFRIN		JAGRIN		JIULVV
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$44,527	30,781	1,551	-	129	142	1,519	481

Realized gain (loss) on investments	196,524	38,999	(610)	108,204	(2,980)	229	15,992	2
Change in unrealized gain (loss) on investments	107,174	(107,400)	206,494	(174,810)	4,802	(3,481)	9,020	(2,458)

Reinvested capital gains	62,407	39,135	70,001	101,440	-	-	1,516	394
Net increase (decrease) in contract owners' equity resulting
from operations	410,632	1,515	277,436	34,834	1,951	(3,110)	28,047	(1,581)

Equity transactions:
Purchase payments received from contract owners	186,859	66,724	97,698	31,246	55,827	24,906	135,699	17,953

Transfers between funds	800,594	326,297	352,855	83,167	(20,102)	(5,142)	170,021	-
Redemptions (notes 2 and 3)	(263,227)	(150,143)	(7,224)	(3,728)	(71)	(142)	(1,761)	(42)

Adjustments to maintain reserves	(20)	-	-	-	(1)	-	(1)	-

Net equity transactions	724,206	242,878	443,329	110,685	35,653	19,622	303,958	17,911

Net change in contract owners' equity	1,134,838	244,393	720,765	145,519	37,604	16,512	332,005	16,330
Contract owners' equity beginning of period	1,401,443	1,157,050	690,348	544,829	21,454	4,942	33,582	17,252

Contract owners' equity end of period	$2,536,281	1,401,443	1,411,113	690,348	59,058	21,454	365,587	33,582
CHANGES IN UNITS:

Beginning units	61,576	51,184	24,546	19,756	1,175	251	2,938	1,440
Units purchased	148,214	20,713	18,067	21,699	3,207	1,378	97,351	1,502

Units redeemed	(118,886)	(10,321)	(6,033)	(16,909)	(1,874)	(454)	(75,314)	(4)

Ending units	90,904	61,576	36,580	24,546	2,508	1,175	24,975	2,938

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	JMCVIN		JARIN		JAEI		JAFBS
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$1,730	1,054	489	813	1,628	1,465	4,472	7,061

Realized gain (loss) on investments	(34)	14	21,293	2,636	39,320	34,611	(61)	(9,413)
Change in unrealized gain (loss) on investments	22,806	(23,567)	(3,420)	(12,908)	129,750	(61,478)	9,431	(2,092)

Reinvested capital gains	8,623	7,772	16,259	7,192	45,694	28,652	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	33,125	(14,727)	34,621	(2,267)	216,392	3,250	13,842	(4,444)

Equity transactions:
Purchase payments received from contract owners	60,517	17,955	-	-	50,197	32,841	-	29,639

Transfers between funds	18,082	7,775	(121,001)	(13,224)	209,120	(64,471)	-	(187,007)
Redemptions (notes 2 and 3)	(1,967)	(330)	(34)	(43)	(48,131)	(1,635)	(2,734)	(29,046)

Adjustments to maintain reserves	-	-	1	-	-	-	(1)	-

Net equity transactions	76,632	25,400	(121,034)	(13,267)	211,186	(33,265)	(2,735)	(186,414)

Net change in contract owners' equity	109,757	10,673	(86,413)	(15,534)	427,578	(30,015)	11,107	(190,858)
Contract owners' equity beginning of period	95,423	84,750	130,557	146,091	541,932	571,947	150,123	340,981

Contract owners' equity end of period	$205,180	95,423	44,144	130,557	969,510	541,932	161,230	150,123
CHANGES IN UNITS:

Beginning units	5,093	3,907	5,267	5,742	16,073	16,893	13,206	29,609
Units purchased	3,396	1,202	-	10	9,078	3,582	-	2,630

Units redeemed	(88)	(16)	(3,953)	(485)	(3,927)	(4,402)	(227)	(19,033)

Ending units	8,401	5,093	1,314	5,267	21,224	16,073	12,979	13,206

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	JAIG		JHEVTN		JPIGA2		JPIIB2
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$400	400	14,137	8,019	6,828	-	6,900	-

Realized gain (loss) on investments	(1,515)	154	(18,512)	(4,175)	88	11,138	4,846	4
Change in unrealized gain (loss) on investments	5,956	(4,140)	52,510	(41,638)	44,994	(30,086)	40,034	(10,494)

Reinvested capital gains	-	-	-	-	-	3,292	581	363
Net increase (decrease) in contract owners' equity resulting
from operations	4,841	(3,586)	48,135	(37,794)	51,910	(15,656)	52,361	(10,127)

Equity transactions:
Purchase payments received from contract owners	-	-	178,328	63,188	152,893	-	5,711	-

Transfers between funds	3,374	1,271	(21,275)	296,667	116,034	(219,511)	485,265	-
Redemptions (notes 2 and 3)	(137)	(67)	(938)	(120)	(18,100)	(46,017)	(51,760)	(239)

Adjustments to maintain reserves	1	-	1	(4)	1	-	(1)	-

Net equity transactions	3,238	1,204	156,116	359,731	250,828	(265,528)	439,215	(239)

Net change in contract owners' equity	8,079	(2,382)	204,251	321,937	302,738	(281,184)	491,576	(10,366)
Contract owners' equity beginning of period	17,179	19,561	364,335	42,398	228,548	509,732	195,832	206,198

Contract owners' equity end of period	$25,258	17,179	568,586	364,335	531,286	228,548	687,408	195,832
CHANGES IN UNITS:

Beginning units	1,435	1,390	28,931	2,911	20,217	42,245	17,712	17,733
Units purchased	1,419	919	20,063	30,717	21,582	14,991	51,959	-

Units redeemed	(1,193)	(874)	(8,238)	(4,697)	(1,485)	(37,019)	(15,261)	(21)

Ending units	1,661	1,435	40,756	28,931	40,314	20,217	54,410	17,712

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	LZRGDM		LZRUSM		LZREMS		LZRIES
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$30	-	-	78	2,728	6,442	840	5,006

Realized gain (loss) on investments	-	-	(8,285)	(10,077)	(31,059)	(1,955)	(10,982)	(215,550)
Change in unrealized gain (loss) on investments	7,048	-	55,633	(49,075)	78,941	(90,811)	55,989	103,972

Reinvested capital gains	88	-	3,629	33,294	-	-	-	14,573
Net increase (decrease) in contract owners' equity resulting
from operations	7,166	-	50,977	(25,780)	50,610	(86,324)	45,847	(91,999)

Equity transactions:
Purchase payments received from contract owners	-	-	1,300	-	18,767	96,209	-	46,174

Transfers between funds	61,610	-	(39,277)	(1,690)	(13,517)	74,598	13,458	(787,753)
Redemptions (notes 2 and 3)	(8)	-	(22,842)	(9,850)	(19,066)	(3,673)	(36,653)	(15,435)

Adjustments to maintain reserves	2	-	-	-	1	-	1	-

Net equity transactions	61,604	-	(60,819)	(11,540)	(13,815)	167,134	(23,194)	(757,014)

Net change in contract owners' equity	68,770	-	(9,842)	(37,320)	36,795	80,810	22,653	(849,013)
Contract owners' equity beginning of period	-	-	171,052	208,372	301,499	220,689	238,945	1,087,958

Contract owners' equity end of period	$68,770	-	161,210	171,052	338,294	301,499	261,598	238,945
CHANGES IN UNITS:

Beginning units	-	-	7,016	7,415	12,352	7,364	14,132	55,395
Units purchased	3,948	-	25,835	41,283	7,045	8,452	3,366	4,312

Units redeemed	(1)	-	(27,762)	(41,682)	(7,666)	(3,464)	(4,712)	(45,575)

Ending units	3,947	-	5,089	7,016	11,731	12,352	12,786	14,132

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	LPVCAI		LPVCII		SBVSG2		LPVQD2
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$190	126	-	-	-	-	333	248

Realized gain (loss) on investments	(33)	43	4,458	-	(64,016)	(62,514)	1	-
Change in unrealized gain (loss) on investments	3,809	(3,361)	-	-	76,726	(123,856)	1,943	(1,230)

Reinvested capital gains	358	1,299	-	-	52,464	47,209	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	4,324	(1,893)	4,458	-	65,174	(139,161)	2,277	(982)

Equity transactions:
Purchase payments received from contract owners	-	12,704	-	-	21,648	207,355	-	15,724

Transfers between funds	-	-	(4,458)	-	301,335	310,764	-	-
Redemptions (notes 2 and 3)	(1,250)	(1,374)	-	-	(6,984)	(7,821)	(153)	(18)

Adjustments to maintain reserves	(2)	-	-	-	1	-	-	-

Net equity transactions	(1,252)	11,330	(4,458)	-	316,000	510,298	(153)	15,706

Net change in contract owners' equity	3,072	9,437	-	-	381,174	371,137	2,124	14,724
Contract owners' equity beginning of period	17,735	8,298	-	-	480,037	108,900	14,724	-

Contract owners' equity end of period	$20,807	17,735	-	-	861,211	480,037	16,848	14,724
CHANGES IN UNITS:

Beginning units	799	343	-	-	24,231	5,673	1,150	-
Units purchased	-	515	8,977	-	40,863	100,470	-	1,151

Units redeemed	(49)	(59)	(8,977)	-	(30,744)	(81,912)	(11)	(1)

Ending units	750	799	-	-	34,350	24,231	1,139	1,150

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	LVCLGI		SBVHY		LOVCDG		LOVBD
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$788	200	3,665	3,359	4,854	5,697	67,890	6,502

Realized gain (loss) on investments	244	3,512	4,541	(3,336)	-	(42,101)	15,575	(10,636)
Change in unrealized gain (loss) on investments	23,609	(4,470)	4,423	(204)	(1,975)	(25,021)	(1,978)	(16,806)

Reinvested capital gains	10,927	1,891	-	-	11,030	27,783	-	4,488
Net increase (decrease) in contract owners' equity resulting
from operations	35,568	1,133	12,629	(181)	13,909	(33,642)	81,487	(16,452)

Equity transactions:
Purchase payments received from contract owners	-	-	-	17,955	-	(1,430)	24,016	60,558

Transfers between funds	152,797	(13,668)	(3,489)	(54,809)	315,586	(198,971)	1,539,548	(949,927)
Redemptions (notes 2 and 3)	(903)	(861)	(76)	(102)	-	(113,482)	(7,357)	(20,095)

Adjustments to maintain reserves	1	-	-	-	-	-	1	-

Net equity transactions	151,895	(14,529)	(3,565)	(36,956)	315,586	(313,883)	1,556,208	(909,464)

Net change in contract owners' equity	187,463	(13,396)	9,064	(37,137)	329,495	(347,525)	1,637,695	(925,916)
Contract owners' equity beginning of period	62,146	75,542	62,199	99,336	-	347,525	142,309	1,068,225

Contract owners' equity end of period	$249,609	62,146	71,263	62,199	329,495	-	1,780,004	142,309
CHANGES IN UNITS:

Beginning units	2,271	2,761	2,979	4,571	-	12,173	7,477	53,870
Units purchased	4,671	-	23,389	45,251	9,575	4,965	135,558	46,914

Units redeemed	(42)	(490)	(23,384)	(46,843)	-	(17,138)	(60,530)	(93,307)

Ending units	6,900	2,271	2,984	2,979	9,575	-	82,505	7,477

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MNCPS		MEGSS		MVFSC		SAMY
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$5,504	958	-	-	3,334	2,540	6,091	-

Realized gain (loss) on investments	2,591	(44)	3,913	50,239	10,519	15,431	-	-
Change in unrealized gain (loss) on investments	(5,175)	(13,430)	20,482	(50,086)	17,095	(46,216)	-	-

Reinvested capital gains	61,570	2,189	12,237	13,787	8,012	13,225	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	64,490	(10,327)	36,632	13,940	38,960	(15,020)	6,091	-

Equity transactions:
Purchase payments received from contract owners	10,475	57,070	31,970	-	20,340	-	1,291,601	-

Transfers between funds	503,077	81,223	10,685	(151,079)	68,694	(99,238)	(642,545)	-
Redemptions (notes 2 and 3)	(72,493)	(1,117)	(10,716)	(18,352)	(41,618)	(17,908)	(47,219)	-

Adjustments to maintain reserves	-	-	-	-	(1)	-	-	-

Net equity transactions	441,059	137,176	31,939	(169,431)	47,415	(117,146)	601,837	-

Net change in contract owners' equity	505,549	126,849	68,571	(155,491)	86,375	(132,166)	607,928	-
Contract owners' equity beginning of period	213,684	86,835	80,982	236,473	100,846	233,012	-	-

Contract owners' equity end of period	$719,233	213,684	149,553	80,982	187,221	100,846	607,928	-
CHANGES IN UNITS:

Beginning units	20,674	8,189	5,975	17,867	8,785	18,196	-	-
Units purchased	46,169	25,915	2,676	7,182	10,090	7,697	576,068	-

Units redeemed	(9,876)	(13,430)	(643)	(19,074)	(6,281)	(17,108)	(516,005)	-

Ending units	56,967	20,674	8,008	5,975	12,594	8,785	60,063	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DTRTFY		GVIXY		NVMMV1		NVLCAP
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$42,409	12,035	61,674	38,592	4,645	2,087	3,942	12,763

Realized gain (loss) on investments	3,649	(2,335)	16,091	30,791	(11)	128	(60,902)	-
Change in unrealized gain (loss) on investments	6,289	(6,446)	247,175	(259,602)	1,510	(60,410)	127,093	(121,167)

Reinvested capital gains	-	-	3,345	-	30,650	29,702	1,460	26,691
Net increase (decrease) in contract owners' equity resulting
from operations	52,347	3,254	328,285	(190,219)	36,794	(28,493)	71,593	(81,713)

Equity transactions:
Purchase payments received from contract owners	109,175	135,572	246,452	56,144	4,550	-	234,423	706,167

Transfers between funds	911,335	204,650	71,381	561,878	28,042	127,338	(684,718)	-
Redemptions (notes 2 and 3)	(133,005)	(69)	(29,976)	(7,508)	(27)	(6)	-	-

Adjustments to maintain reserves	(1)	-	1	-	-	-	(1)	-

Net equity transactions	887,504	340,153	287,858	610,514	32,565	127,332	(450,296)	706,167

Net change in contract owners' equity	939,851	343,407	616,143	420,295	69,359	98,839	(378,703)	624,454
Contract owners' equity beginning of period	461,066	117,659	1,398,106	977,811	147,721	48,882	624,454	-

Contract owners' equity end of period	$1,400,917	461,066	2,014,249	1,398,106	217,080	147,721	245,751	624,454
CHANGES IN UNITS:

Beginning units	46,005	11,772	137,994	83,143	15,680	4,508	62,200	-
Units purchased	98,080	49,808	40,513	78,414	2,909	15,681	20,417	62,200

Units redeemed	(13,170)	(15,575)	(14,989)	(23,563)	(2)	(4,509)	(62,200)	-

Ending units	130,915	46,005	163,518	137,994	18,587	15,680	20,417	62,200

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NVBXD		NVSIXD		MCIFD		GVEXD
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$7,341	8,319	5,956	3,760	8,024	5,632	25,837	22,608

Realized gain (loss) on investments	1,053	(694)	(3,967)	1,481	(3,914)	957	28,730	2,755
Change in unrealized gain (loss) on investments	16,433	(4,440)	(63,933)	(66,472)	24,698	(103,044)	238,720	(157,056)

Reinvested capital gains	-	173	152,456	25,440	88,326	41,293	59,353	42,095
Net increase (decrease) in contract owners' equity resulting
from operations	24,827	3,358	90,512	(35,791)	117,134	(55,162)	352,640	(89,598)

Equity transactions:
Purchase payments received from contract owners	69,083	49,772	254,601	-	136,418	92,157	212,789	81,804

Transfers between funds	(25,858)	202,905	47,769	159,493	63,798	163,470	(125,534)	135,980
Redemptions (notes 2 and 3)	(47,796)	(9,626)	(4,206)	(1,732)	(39,557)	(8,323)	(97,464)	(7,931)

Adjustments to maintain reserves	1	-	1	-	(2)	-	-	-

Net equity transactions	(4,570)	243,051	298,165	157,761	160,657	247,304	(10,209)	209,853

Net change in contract owners' equity	20,257	246,409	388,677	121,970	277,791	192,142	342,431	120,255
Contract owners' equity beginning of period	312,460	66,051	267,253	145,283	414,126	221,984	1,115,778	995,523

Contract owners' equity end of period	$332,717	312,460	655,930	267,253	691,917	414,126	1,458,209	1,115,778
CHANGES IN UNITS:

Beginning units	28,246	5,938	21,871	10,545	31,543	14,962	75,655	64,273
Units purchased	7,348	24,006	23,169	12,659	14,259	19,051	28,670	31,476

Units redeemed	(7,835)	(1,698)	(2,128)	(1,333)	(3,835)	(2,470)	(28,851)	(20,094)

Ending units	27,759	28,246	42,912	21,871	41,967	31,543	75,474	75,655

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NBARMS		AMTB		AMCG		AMRI
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$46	-	2,416	1,815	-	-	1,272	1,080

Realized gain (loss) on investments	-	-	-	(18)	13,544	1,590	(6,337)	30,979
Change in unrealized gain (loss) on investments	4,110	(2,846)	1,918	(632)	16,622	(18,249)	11,598	(60,960)

Reinvested capital gains	-	865	-	-	7,566	9,494	20,697	7,480
Net increase (decrease) in contract owners' equity resulting
from operations	4,156	(1,981)	4,334	1,165	37,732	(7,165)	27,230	(21,421)

Equity transactions:
Purchase payments received from contract owners	-	-	-	27,704	-	-	5,040	16,421

Transfers between funds	-	-	3,274	-	(36,615)	(7,215)	(64,755)	(69,344)
Redemptions (notes 2 and 3)	(7)	(7)	(55)	(819)	(3,441)	(993)	(3,647)	(1,373)

Adjustments to maintain reserves	(1)	-	1	-	1	-	1	-

Net equity transactions	(8)	(7)	3,220	26,885	(40,055)	(8,208)	(63,361)	(54,296)

Net change in contract owners' equity	4,148	(1,988)	7,554	28,050	(2,323)	(15,373)	(36,131)	(75,717)
Contract owners' equity beginning of period	27,233	29,221	115,093	87,043	114,057	129,430	156,585	232,302

Contract owners' equity end of period	$31,381	27,233	122,647	115,093	111,734	114,057	120,454	156,585
CHANGES IN UNITS:

Beginning units	2,976	2,977	9,188	7,019	3,473	3,689	6,563	8,249
Units purchased	-	-	259	2,235	589	-	884	3,515

Units redeemed	(1)	(1)	(4)	(66)	(1,499)	(216)	(3,122)	(5,201)

Ending units	2,975	2,976	9,443	9,188	2,563	3,473	4,325	6,563

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMSRS		NOVPM		NOVPDI		NO7TB3
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$599	107	47	18	804	1,150	3,865	2,265

Realized gain (loss) on investments	(3,831)	6	-	1	(116)	(657)	104	93
Change in unrealized gain (loss) on investments	(133)	(2,513)	403	(1,329)	(2,360)	(10,321)	24,018	(22,040)

Reinvested capital gains	7,982	1,192	-	1,153	-	216	5,390	-
Net increase (decrease) in contract owners' equity resulting
from operations	4,617	(1,208)	450	(157)	(1,672)	(9,612)	33,377	(19,682)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	23,586

Transfers between funds	(24,524)	-	-	-	-	68,904	14,059	-
Redemptions (notes 2 and 3)	(14)	(40)	(4)	(3)	(506)	(517)	(2,346)	(1,937)

Adjustments to maintain reserves	1	-	-	-	-	-	(1)	-

Net equity transactions	(24,537)	(40)	(4)	(3)	(506)	68,387	11,712	21,649

Net change in contract owners' equity	(19,920)	(1,248)	446	(160)	(2,178)	58,775	45,089	1,967
Contract owners' equity beginning of period	19,920	21,168	5,717	5,877	58,775	-	215,453	213,486

Contract owners' equity end of period	$-	19,920	6,163	5,717	56,597	58,775	260,542	215,453
CHANGES IN UNITS:

Beginning units	743	744	304	304	3,838	-	21,463	19,469
Units purchased	9,898	-	-	-	-	4,687	1,298	2,174

Units redeemed	(10,641)	(1)	-	-	(34)	(849)	(215)	(180)

Ending units	-	743	304	304	3,804	3,838	22,546	21,463

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NOTBBA		PVAAAD		PVGMAA		PVSTA
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$315	221	4,856	5,941	-	392	36,781	16,155

Realized gain (loss) on investments	-	(289)	(3,985)	(1,150)	(925)	5	(3,747)	2,367
Change in unrealized gain (loss) on investments	(105)	(617)	11,814	(18,156)	2,509	(3,457)	6,277	(10,337)

Reinvested capital gains	-	111	-	-	-	1,808	-	1,260
Net increase (decrease) in contract owners' equity resulting
from operations	210	(574)	12,685	(13,365)	1,584	(1,252)	39,311	9,445

Equity transactions:
Purchase payments received from contract owners	-	-	74,321	-	-	-	59,551	41,738

Transfers between funds	-	-	(40,130)	181,736	(23,203)	-	1,281,312	875,797
Redemptions (notes 2 and 3)	-	(5,745)	(211)	(1)	(41)	(247)	(1,209,271)	(5,133)

Adjustments to maintain reserves	-	-	(1)	-	(1)	-	2	23

Net equity transactions	-	(5,745)	33,979	181,735	(23,245)	(247)	131,594	912,425

Net change in contract owners' equity	210	(6,319)	46,664	168,370	(21,661)	(1,499)	170,905	921,870
Contract owners' equity beginning of period	7,122	13,441	168,370	-	21,661	23,160	1,227,557	305,687

Contract owners' equity end of period	$7,332	7,122	215,034	168,370	-	21,661	1,398,462	1,227,557
CHANGES IN UNITS:

Beginning units	673	1,193	17,263	-	1,835	1,855	89,609	22,657
Units purchased	-	-	8,722	19,891	-	-	106,688	100,492

Units redeemed	-	(520)	(5,354)	(2,628)	(1,835)	(20)	(96,990)	(33,540)

Ending units	673	673	20,631	17,263	-	1,835	99,307	89,609

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PMUBAM		PMVAAA		PMVRSA		PMVFBA
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$10,511	12,068	25	-	1,443	1,176	48	1,008

Realized gain (loss) on investments	(567)	856	3	-	(1,864)	(577)	(2,092)	2,031
Change in unrealized gain (loss) on investments	5,882	(7,492)	17	-	4,157	(7,588)	2,516	(2,516)

Reinvested capital gains	-	-	-	-	-	-	-	259
Net increase (decrease) in contract owners' equity resulting
from operations	15,826	5,432	45	-	3,736	(6,989)	472	782

Equity transactions:
Purchase payments received from contract owners	4,681	1	25,729	-	-	-	-	28

Transfers between funds	(461,219)	404,511	-	-	(9,647)	(12,509)	-	17,700
Redemptions (notes 2 and 3)	(2,250)	(6,022)	(187)	-	(757)	(725)	(18,966)	(14)

Adjustments to maintain reserves	1	(2)	-	-	-	-	1	(3)

Net equity transactions	(458,787)	398,488	25,542	-	(10,404)	(13,234)	(18,965)	17,711

Net change in contract owners' equity	(442,961)	403,920	25,587	-	(6,668)	(20,223)	(18,493)	18,493
Contract owners' equity beginning of period	462,242	58,322	-	-	38,052	58,275	18,493	-

Contract owners' equity end of period	$19,281	462,242	25,587	-	31,384	38,052	-	18,493
CHANGES IN UNITS:

Beginning units	38,888	4,958	-	-	6,378	8,387	1,358	-
Units purchased	430	42,526	1,345	-	20	510	-	20,411

Units redeemed	(37,772)	(8,596)	(9)	-	(1,677)	(2,519)	(1,358)	(19,053)

Ending units	1,546	38,888	1,336	-	4,721	6,378	-	1,358

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PMVHYA		PMVID		PMVLGA		PMVLDA
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$21,045	18,364	75,250	29,222	2,573	2,663	12,190	4,724

Realized gain (loss) on investments	22,845	(17,520)	(346)	1,793	(311)	(5)	(205)	(3,270)
Change in unrealized gain (loss) on investments	13,373	(7,014)	94,675	(33,970)	12,955	(5,973)	2,238	(832)

Reinvested capital gains	-	-	-	7,014	-	530	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	57,263	(6,170)	169,579	4,059	15,217	(2,785)	14,223	622

Equity transactions:
Purchase payments received from contract owners	90,630	1	382,489	69,847	-	-	51,160	-

Transfers between funds	(14,145)	117,145	2,734,050	337,918	(18)	-	800,515	(100,673)
Redemptions (notes 2 and 3)	(3,855)	(2,595)	(41,918)	(79,420)	(33)	(30)	(460)	(302)

Adjustments to maintain reserves	-	(9)	(6)	3	-	-	(3)	-

Net equity transactions	72,630	114,542	3,074,615	328,348	(51)	(30)	851,212	(100,975)

Net change in contract owners' equity	129,893	108,372	3,244,194	332,407	15,166	(2,815)	865,435	(100,353)
Contract owners' equity beginning of period	312,058	203,686	1,015,987	683,580	114,121	116,936	195,723	296,076

Contract owners' equity end of period	$441,951	312,058	4,260,181	1,015,987	129,287	114,121	1,061,158	195,723
CHANGES IN UNITS:

Beginning units	15,592	9,907	88,768	59,956	5,491	5,493	13,688	20,777
Units purchased	42,250	157,378	261,831	53,701	225	-	59,001	846

Units redeemed	(38,594)	(151,693)	(7,755)	(24,889)	(226)	(2)	(1,351)	(7,935)

Ending units	19,248	15,592	342,844	88,768	5,490	5,491	71,338	13,688

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PMVRRA		PMVTRA		PMVEBA		PMVGBA
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$5,007	8,091	43,762	41,638	17,636	14,362	1,261	2,282

Realized gain (loss) on investments	31	(1,284)	834	(8,165)	40,786	(34,005)	(176)	807
Change in unrealized gain (loss) on investments	19,149	(13,446)	67,693	(66,698)	7,733	1,598	2,230	(4,149)

Reinvested capital gains	-	-	-	15,535	-	-	-	74
Net increase (decrease) in contract owners' equity resulting
from operations	24,187	(6,639)	112,289	(17,690)	66,155	(18,045)	3,315	(986)

Equity transactions:
Purchase payments received from contract owners	2,340	-	201,228	139,181	79,349	15	44,719	(1)

Transfers between funds	(4,316)	27,483	114,613	(484,268)	(17,852)	(45,392)	33,035	1,227
Redemptions (notes 2 and 3)	(1,038)	(27,682)	(9,904)	(145,090)	(49,832)	(14,585)	(5,600)	(2,716)

Adjustments to maintain reserves	-	-	-	(3)	(142)	(19)	-	-

Net equity transactions	(3,014)	(199)	305,937	(490,180)	11,523	(59,981)	72,154	(1,490)

Net change in contract owners' equity	21,173	(6,838)	418,226	(507,870)	77,678	(78,026)	75,469	(2,476)
Contract owners' equity beginning of period	287,107	293,945	1,295,066	1,802,936	254,824	332,850	36,439	38,915

Contract owners' equity end of period	$308,280	287,107	1,713,292	1,295,066	332,502	254,824	111,908	36,439
CHANGES IN UNITS:

Beginning units	18,229	18,251	70,149	97,139	12,949	16,122	2,238	2,290
Units purchased	596	3,695	21,490	20,464	97,684	201,916	4,570	1,420

Units redeemed	(774)	(3,717)	(5,992)	(47,454)	(95,904)	(205,089)	(332)	(1,472)

Ending units	18,051	18,229	85,647	70,149	14,729	12,949	6,476	2,238

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PMVFHA		PROGMM		PROLCG		PROMC
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$8,709	3,839	1,560	953	-	-	85	-

Realized gain (loss) on investments	1,222	(310)	-	-	22,778	(46,561)	(17,479)	(1,057)
Change in unrealized gain (loss) on investments	18,056	1,308	-	-	61,725	(6,290)	28,739	(22,521)

Reinvested capital gains	3,449	1,196	-	-	81,706	9,328	-	14,395
Net increase (decrease) in contract owners' equity resulting
from operations	31,436	6,033	1,560	953	166,209	(43,523)	11,345	(9,183)

Equity transactions:
Purchase payments received from contract owners	5,590	14,734	493,711	862,123	-	7,781	-	-

Transfers between funds	152,521	138,617	(848,981)	(464,918)	873,490	(108,254)	(26,413)	47,433
Redemptions (notes 2 and 3)	(8,874)	(820)	(4,301)	(5,104)	(35)	(71,701)	(830)	(877)

Adjustments to maintain reserves	(1)	-	-	2	(1)	-	(1)	-

Net equity transactions	149,236	152,531	(359,571)	392,103	873,454	(172,174)	(27,244)	46,556

Net change in contract owners' equity	180,672	158,564	(358,011)	393,056	1,039,663	(215,697)	(15,899)	37,373
Contract owners' equity beginning of period	369,836	211,272	478,762	85,706	-	215,697	75,380	38,007

Contract owners' equity end of period	$550,508	369,836	120,751	478,762	1,039,663	-	59,481	75,380
CHANGES IN UNITS:

Beginning units	19,050	11,113	47,604	8,558	-	8,503	3,953	1,736
Units purchased	11,289	9,573	99,249	248,901	83,486	48,037	2,017	4,118

Units redeemed	(3,839)	(1,636)	(134,938)	(209,855)	(51,084)	(56,540)	(3,445)	(1,901)

Ending units	26,500	19,050	11,915	47,604	32,402	-	2,525	3,953

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PROMCV		PROSC		PROSCG		PROSCV
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$223	21	-	-	-	-	-	-

Realized gain (loss) on investments	(38)	(376)	(1)	-	(7,520)	1,719	(1,260)	517
Change in unrealized gain (loss) on investments	5,842	(5,095)	2,777	-	16,011	(18,283)	7,172	(7,448)

Reinvested capital gains	3,689	2,646	-	-	17,974	10,336	-	2,836
Net increase (decrease) in contract owners' equity resulting
from operations	9,716	(2,804)	2,776	-	26,465	(6,228)	5,912	(4,095)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-

Transfers between funds	97,462	121	39,712	-	(131,480)	(2,408)	2,157	(1,524)
Redemptions (notes 2 and 3)	(228)	(218)	(111)	-	(2,004)	(21)	(2,135)	(1,996)

Adjustments to maintain reserves	(1)	-	-	-	1	-	(1)	-

Net equity transactions	97,233	(97)	39,601	-	(133,483)	(2,429)	21	(3,520)

Net change in contract owners' equity	106,949	(2,901)	42,377	-	(107,018)	(8,657)	5,933	(7,615)
Contract owners' equity beginning of period	17,491	20,392	-	-	125,374	134,031	25,312	32,927

Contract owners' equity end of period	$124,440	17,491	42,377	-	18,356	125,374	31,245	25,312
CHANGES IN UNITS:

Beginning units	921	931	-	-	5,280	5,320	1,339	1,494
Units purchased	4,370	359	1,902	-	1,711	609	1,780	-

Units redeemed	(11)	(369)	(5)	-	(6,342)	(649)	(1,770)	(155)

Ending units	5,280	921	1,897	-	649	5,280	1,349	1,339

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PROUSC		PROA30		PROBIO		PROBL
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$-	-	390	693	-	-	-	-

Realized gain (loss) on investments	(105)	-	(1,607)	(1,897)	2	-	273	(1,346)
Change in unrealized gain (loss) on investments	-	-	38,783	(32,703)	-	-	-	(260)

Reinvested capital gains	-	-	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	(105)	-	37,566	(33,907)	2	-	273	(1,606)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-

Transfers between funds	111	-	(16,402)	176,280	(2)	-	(273)	(5,143)
Redemptions (notes 2 and 3)	(7)	-	-	(4)	-	-	-	(35)

Adjustments to maintain reserves	1	-	1	-	-	-	-	-

Net equity transactions	105	-	(16,401)	176,276	(2)	-	(273)	(5,178)

Net change in contract owners' equity	-	-	21,165	142,369	-	-	-	(6,784)
Contract owners' equity beginning of period	-	-	142,369	-	-	-	-	6,784

Contract owners' equity end of period	$-	-	163,534	142,369	-	-	-	-
CHANGES IN UNITS:

Beginning units	-	-	13,389	-	-	-	-	298
Units purchased	5,433	-	1,002	22,162	17	-	658	3,767

Units redeemed	(5,433)	-	(2,214)	(8,773)	(17)	-	(658)	(4,065)

Ending units	-	-	12,177	13,389	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PROCS		PROEM		PROFIN		PROHC
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$-	-	35	38	573	465	-	-

Realized gain (loss) on investments	808	(140)	(598)	(9,191)	3,768	29	(1,720)	(1,834)
Change in unrealized gain (loss) on investments	11,835	(6,620)	2,252	(4,745)	18,535	(13,267)	4,867	(4,867)

Reinvested capital gains	2,730	1,022	-	-	5,380	-	-	-
Net increase (decrease) in contract owners' equity resulting
from operations	15,373	(5,738)	1,689	(13,898)	28,256	(12,773)	3,147	(6,701)

Equity transactions:
Purchase payments received from contract owners	-	16,691	-	-	-	-	-	-

Transfers between funds	-	61,585	(2,429)	1,134	(18,837)	18,622	(58,280)	61,874
Redemptions (notes 2 and 3)	(19,947)	(25)	(383)	(1,908)	(19,000)	(286)	-	(40)

Adjustments to maintain reserves	(2)	-	(2)	-	(2)	-	-	-

Net equity transactions	(19,949)	78,251	(2,814)	(774)	(37,839)	18,336	(58,280)	61,834

Net change in contract owners' equity	(4,576)	72,513	(1,125)	(14,672)	(9,583)	5,563	(55,133)	55,133
Contract owners' equity beginning of period	72,513	-	9,174	23,846	110,809	105,246	55,133	-

Contract owners' equity end of period	$67,937	72,513	8,049	9,174	101,226	110,809	-	55,133
CHANGES IN UNITS:

Beginning units	2,653	-	1,033	2,276	5,821	4,953	1,894	-
Units purchased	-	3,924	76	43,670	-	882	-	3,778

Units redeemed	(659)	(1,271)	(379)	(44,913)	(1,739)	(14)	(1,894)	(1,884)

Ending units	1,994	2,653	730	1,033	4,082	5,821	-	1,894

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PROIND		PRONET		PROJP		PRON
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$-	21	-	-	86	-	-	-

Realized gain (loss) on investments	(28,647)	4,819	5,247	(10,421)	7	4,727	16,159	(9,557)
Change in unrealized gain (loss) on investments	4,952	(7,496)	(2,649)	(6,129)	9,775	(5,406)	27,906	(22,791)

Reinvested capital gains	33,989	-	2,981	32,309	-	-	2,181	1,055
Net increase (decrease) in contract owners' equity resulting
from operations	10,294	(2,656)	5,579	15,759	9,868	(679)	46,246	(31,293)

Equity transactions:
Purchase payments received from contract owners	-	-	-	146,605	-	-	-	-

Transfers between funds	53,914	(5,550)	98,839	(207,871)	15,734	(4,952)	(219,496)	273,115
Redemptions (notes 2 and 3)	(50,455)	(141)	(38)	(593)	(324)	(7)	(31,560)	(402)

Adjustments to maintain reserves	1	-	1	-	-	-	1	-

Net equity transactions	3,460	(5,691)	98,802	(61,859)	15,410	(4,959)	(251,055)	272,713

Net change in contract owners' equity	13,754	(8,347)	104,381	(46,100)	25,278	(5,638)	(204,809)	241,420
Contract owners' equity beginning of period	16,140	24,487	32,638	78,738	42,778	48,416	251,737	10,317

Contract owners' equity end of period	$29,894	16,140	137,019	32,638	68,056	42,778	46,928	251,737
CHANGES IN UNITS:

Beginning units	744	984	1,012	2,562	2,758	2,759	8,513	343
Units purchased	22,573	901	7,915	61,618	917	7,939	22,734	23,756

Units redeemed	(22,261)	(1,141)	(5,327)	(63,168)	(18)	(7,940)	(30,086)	(15,586)

Ending units	1,056	744	3,600	1,012	3,657	2,758	1,161	8,513

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PROPM		PRORE		PROSCN		PROTEC
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$73	-	690	-	205	-	-	-

Realized gain (loss) on investments	6,153	90	769	-	-	-	253	-
Change in unrealized gain (loss) on investments	78,520	7,703	352	-	23,257	(11,500)	1,085	-

Reinvested capital gains	-	-	325	-	5,962	4,763	233	-
Net increase (decrease) in contract owners' equity resulting
from operations	84,746	7,793	2,136	-	29,424	(6,737)	1,571	-

Equity transactions:
Purchase payments received from contract owners	-	27,369	-	-	-	-	-	-

Transfers between funds	236,168	38,029	5,835	-	-	-	7,142	-
Redemptions (notes 2 and 3)	(11,079)	-	-	-	(9)	(9)	-	-

Adjustments to maintain reserves	(1)	-	1	-	-	-	-	-

Net equity transactions	225,088	65,398	5,836	-	(9)	(9)	7,142	-

Net change in contract owners' equity	309,834	73,191	7,972	-	29,415	(6,746)	8,713	-
Contract owners' equity beginning of period	73,191	-	-	-	59,119	65,865	-	-

Contract owners' equity end of period	$383,025	73,191	7,972	-	88,534	59,119	8,713	-
CHANGES IN UNITS:

Beginning units	19,005	-	-	-	2,241	2,241	-	-
Units purchased	55,957	19,637	4,265	-	-	-	520	-

Units redeemed	(6,828)	(632)	(3,913)	-	(1)	-	(291)	-

Ending units	68,134	19,005	352	-	2,240	2,241	229	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PROTEL		PROGVP		PROUN		PROUTL
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$352	591	4	-	-	-	-	-

Realized gain (loss) on investments	(24)	(22)	(1,111)	-	2,551	(1,337)	71	-
Change in unrealized gain (loss) on investments	1,103	(2,306)	-	-	-	-	153	-

Reinvested capital gains	-	-	-	-	-	1,924	-	-

Net increase (decrease) in contract owners' equity resulting from operations	1,431	(1,737)	(1,107)	-	2,551	587	224	-

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	19,522	-

Transfers between funds	-	-	1,181	-	(2,551)	(587)	(37)	-
Redemptions (notes 2 and 3)	(117)	(115)	(73)	-	-	-	(47)	-

Adjustments to maintain reserves	-	-	(1)	-	-	-	-	-

Net equity transactions	(117)	(115)	1,107	-	(2,551)	(587)	19,438	-

Net change in contract owners' equity	1,314	(1,852)	-	-	-	-	19,662	-
Contract owners' equity beginning of period	9,712	11,564	-	-	-	-	-	-

Contract owners' equity end of period	$11,026	9,712	-	-	-	-	19,662	-
CHANGES IN UNITS:

Beginning units	671	678	-	-	-	-	-	-
Units purchased	1	-	758	-	1,589	58	987	8,640

Units redeemed	(8)	(7)	(758)	-	(1,589)	(58)	(253)	(8,640)

Ending units	664	671	-	-	-	-	734	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PVAGIB		PVDIB		PVEIB		PVHYB
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$2,743	826	1,500	1,573	10,719	4,261	-	3,955

Realized gain (loss) on investments	441	(4)	27	1,211	2,493	13,799	2,607	2,171
Change in unrealized gain (loss) on investments	10,964	(622)	3,795	(3,212)	93,407	(89,706)	1,550	(1,671)

Reinvested capital gains	-	-	-	-	45,809	27,331	-	-
Net increase (decrease) in contract owners' equity resulting from
operations	14,148	200	5,322	(428)	152,428	(44,315)	4,157	4,455

Equity transactions:
Purchase payments received from contract owners	114,365	5,699	-	-	48,033	-	-	-

Transfers between funds	(32,717)	33,096	7,163	19,219	111,457	55,356	65,893	(546,494)
Redemptions (notes 2 and 3)	(1,149)	(265)	(20,327)	(643)	(34,662)	(11,888)	(90)	(38)

Adjustments to maintain reserves	1	-	1	-	(1)	-	-	-

Net equity transactions	80,500	38,530	(13,163)	18,576	124,827	43,468	65,803	(546,532)

Net change in contract owners' equity	94,648	38,730	(7,841)	18,148	277,255	(847)	69,960	(542,077)
Contract owners' equity beginning of period	38,730	-	55,881	37,733	482,255	483,102	-	542,077

Contract owners' equity end of period	$133,378	38,730	48,040	55,881	759,510	482,255	69,960	-
CHANGES IN UNITS:

Beginning units	3,458	-	4,363	2,917	21,109	19,351	-	35,371
Units purchased	9,995	3,482	538	30,842	7,998	5,639	74,829	38,340

Units redeemed	(2,931)	(24)	(1,529)	(29,396)	(3,614)	(3,881)	(70,669)	(73,711)

Ending units	10,522	3,458	3,372	4,363	25,493	21,109	4,160	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PVIB		RWMVN		ROCMC		ROCSC
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$2,211	2,295	77	627	-	-	1,252	502

Realized gain (loss) on investments	(1)	(578)	-	(127)	(706)	906	(115)	3,214
Change in unrealized gain (loss) on investments	4,708	(1,572)	423	(726)	7,446	(13,677)	1,859	(8,901)

Reinvested capital gains	487	-	-	-	10,888	4,015	22,462	824
Net increase (decrease) in contract owners' equity resulting from
operations	7,405	145	500	(226)	17,628	(8,756)	25,458	(4,361)

Equity transactions:
Purchase payments received from contract owners	138,393	-	-	-	-	4,196	23,525	16,421

Transfers between funds	109,200	(10,150)	-	-	31,074	68,892	92,999	(23,145)
Redemptions (notes 2 and 3)	(111)	(941)	-	(4,505)	(4,567)	(941)	(6,128)	(27)

Adjustments to maintain reserves	-	-	(1)	-	(1)	-	-	-

Net equity transactions	247,482	(11,091)	(1)	(4,505)	26,506	72,147	110,396	(6,751)

Net change in contract owners' equity	254,887	(10,946)	499	(4,731)	44,134	63,391	135,854	(11,112)
Contract owners' equity beginning of period	65,910	76,856	5,735	10,466	77,022	13,631	58,242	69,354

Contract owners' equity end of period	$320,797	65,910	6,234	5,735	121,156	77,022	194,096	58,242
CHANGES IN UNITS:

Beginning units	4,898	5,723	528	936	3,868	623	2,469	2,695
Units purchased	16,417	-	-	-	1,999	4,648	9,004	1,019

Units redeemed	(8)	(825)	-	(408)	(777)	(1,403)	(4,539)	(1,245)

Ending units	21,307	4,898	528	528	5,090	3,868	6,934	2,469

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	TRBCG2		TREI2		TRHS2		TRLT2
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$-	-	1,069	1,314	-	-	12,799	4,134

Realized gain (loss) on investments	1,629	276,384	(10,033)	(1,701)	(22,890)	1,400	657	(880)
Change in unrealized gain (loss) on investments	295,339	(314,449)	20,164	(17,718)	93,047	(53,008)	9,927	1,417

Reinvested capital gains	50,236	35,801	4,742	7,992	16,483	22,570	-	-
Net increase (decrease) in contract owners' equity
resulting from operations	347,204	(2,264)	15,942	(10,113)	86,640	(29,038)	23,383	4,671

Equity transactions:
Purchase payments received from contract owners	207,263	359,148	20,552	-	91,391	8,977	120,081	-

Transfers between funds	410,832	(282,838)	(33,869)	42,606	(225,850)	364,858	42,572	521,786
Redemptions (notes 2 and 3)	(78,545)	(19,900)	(2,110)	(1,136)	(6,655)	(5,717)	(17,085)	(4,282)

Adjustments to maintain reserves	-	-	-	-	1	-	(1)	-

Net equity transactions	539,550	56,410	(15,427)	41,470	(141,113)	368,118	145,567	517,504

Net change in contract owners' equity	886,754	54,146	515	31,357	(54,473)	339,080	168,950	522,175
Contract owners' equity beginning of period	1,043,540	989,394	79,541	48,184	430,622	91,542	560,747	38,572

Contract owners' equity end of period	$1,930,294	1,043,540	80,056	79,541	376,149	430,622	729,697	560,747
CHANGES IN UNITS:

Beginning units	32,929	31,736	4,110	2,248	8,622	1,849	45,295	3,144
Units purchased	49,127	120,813	2,146	4,907	3,717	8,328	14,260	77,940

Units redeemed	(35,050)	(119,620)	(2,974)	(3,045)	(6,484)	(1,555)	(2,934)	(35,789)

Ending units	47,006	32,929	3,282	4,110	5,855	8,622	56,621	45,295

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	TPVSGP		VVGGS		VWBF		VWEM
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$117	158	-	1,533	86	768	1,923	1,741

Realized gain (loss) on investments	(1)	(1)	(14,343)	(611)	(1,452)	(1,342)	(24,367)	33,916
Change in unrealized gain (loss) on investments	2,473	(1,941)	9,199	(9,146)	1,997	(2,011)	126,098	(180,722)

Reinvested capital gains	158	-	-	-	-	-	9,530	-
Net increase (decrease) in contract owners' equity resulting from
operations	2,747	(1,784)	(5,144)	(8,224)	631	(2,585)	113,184	(145,065)

Equity transactions:
Purchase payments received from contract owners	-	15,724	-	-	-	-	-	-

Transfers between funds	-	-	(35,189)	-	1,019	20,208	(941)	(496,804)
Redemptions (notes 2 and 3)	(150)	(17)	(1,686)	(3,032)	(19,102)	(4,470)	(55,408)	(22,006)

Adjustments to maintain reserves	-	-	-	-	-	-	1	-

Net equity transactions	(150)	15,707	(36,875)	(3,032)	(18,083)	15,738	(56,348)	(518,810)

Net change in contract owners' equity	2,597	13,923	(42,019)	(11,256)	(17,452)	13,153	56,836	(663,875)
Contract owners' equity beginning of period	13,923	-	42,019	53,275	23,802	10,649	391,804	1,055,679

Contract owners' equity end of period	$16,520	13,923	-	42,019	6,350	23,802	448,640	391,804
CHANGES IN UNITS:

Beginning units	1,026	-	5,534	5,915	1,735	729	15,403	31,755
Units purchased	-	1,027	7,586	-	1,814	2,126	5,926	5,847

Units redeemed	(10)	(1)	(13,120)	(381)	(3,138)	(1,120)	(7,824)	(22,199)

Ending units	1,016	1,026	-	5,534	411	1,735	13,505	15,403

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	VWHA		VVCA		VVB		VVCG
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$-	-	(49)	-	93,846	55,378	11,114	8,711

Realized gain (loss) on investments	(2)	(1)	16	-	(6,201)	35,270	79,231	102,211
Change in unrealized gain (loss) on investments	851	(2,821)	1,769	-	433,227	(331,191)	162,322	(145,734)

Reinvested capital gains	-	-	-	-	207,407	131,398	34,456	37,848
Net increase (decrease) in contract owners' equity resulting from
operations	849	(2,822)	1,736	-	728,279	(109,145)	287,123	3,036

Equity transactions:
Purchase payments received from contract owners	-	-	48,906	-	(15,997)	473,934	46,317	113,986

Transfers between funds	-	-	45,008	-	1,497,780	(288,348)	(225,625)	(211,446)
Redemptions (notes 2 and 3)	(5)	(6)	(1,655)	-	(148,923)	(489,135)	(4,023)	(75,663)

Adjustments to maintain reserves	-	-	(1)	-	-	-	(2)	-

Net equity transactions	(5)	(6)	92,258	-	1,332,860	(303,549)	(183,333)	(173,123)

Net change in contract owners' equity	844	(2,828)	93,994	-	2,061,139	(412,694)	103,790	(170,087)
Contract owners' equity beginning of period	7,157	9,985	-	-	2,516,199	2,928,893	1,149,574	1,319,661

Contract owners' equity end of period	$8,001	7,157	93,994	-	4,577,338	2,516,199	1,253,364	1,149,574
CHANGES IN UNITS:

Beginning units	471	471	-	-	188,301	211,181	67,721	76,633
Units purchased	-	-	8,939	-	151,338	64,883	5,056	13,657

Units redeemed	-	-	(159)	-	(59,274)	(87,763)	(14,262)	(22,569)

Ending units	471	471	8,780	-	280,365	188,301	58,515	67,721

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	VVDV		VVEI		VVEIX		VVG
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$12,549	16,641	29,049	24,349	53,499	29,870	88	1

Realized gain (loss) on investments	(11,761)	9,374	2,235	46,270	67,788	174,127	17,189	9,813
Change in unrealized gain (loss) on investments	59,831	(93,058)	237,664	(236,910)	698,994	(389,235)	124,268	(47,251)

Reinvested capital gains	26,890	35,604	80,110	72,834	81,224	35,617	55,895	15,674
Net increase (decrease) in contract owners'
equity resulting from operations	87,509	(31,439)	349,058	(93,457)	901,505	(149,621)	197,440	(21,763)

Equity transactions:
Purchase payments received from contract owners	-	(2)	560,506	178,230	606,659	144,377	585,070	178,208

Transfers between funds	(117,533)	(258,523)	294,363	121,022	4,887	49,161	200,621	112,538
Redemptions (notes 2 and 3)	(6,413)	(5,089)	(57,659)	(99,906)	(77,077)	(40,226)	(97,409)	(15,038)

Adjustments to maintain reserves	-	2	(1)	-	-	-	-	-

Net equity transactions	(123,946)	(263,612)	797,209	199,346	534,469	153,312	688,282	275,708

Net change in contract owners' equity	(36,437)	(295,051)	1,146,267	105,889	1,435,974	3,691	885,722	253,945
Contract owners' equity beginning of period	415,000	710,051	1,226,471	1,120,582	2,705,310	2,701,619	472,865	218,920

Contract owners' equity end of period	$378,563	415,000	2,372,738	1,226,471	4,141,284	2,705,310	1,358,587	472,865
CHANGES IN UNITS:

Beginning units	33,630	52,163	86,295	73,956	183,067	174,140	29,907	13,839
Units purchased	817	6,882	55,754	43,242	53,698	63,437	45,071	20,625

Units redeemed	(9,980)	(25,415)	(7,541)	(30,903)	(22,799)	(54,510)	(10,607)	(4,557)

Ending units	24,467	33,630	134,508	86,295	213,966	183,067	64,371	29,907

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	VVGBI		VVHYB		VVI		VVMCI
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$(81)	-	38,684	25,881	33,114	11,569	11,771	5,594

Realized gain (loss) on investments	121	-	(4,778)	(1,368)	37,710	239,909	876	6,469
Change in unrealized gain (loss) on investments	445	-	109,153	(50,220)	722,808	(712,566)	194,673	(135,963)

Reinvested capital gains	-	-	-	-	90,352	60,817	75,436	30,610
Net increase (decrease) in contract owners' equity
resulting from operations	485	-	143,059	(25,707)	883,984	(400,271)	282,756	(93,290)

Equity transactions:
Purchase payments received from contract owners	97,029	-	121,810	99,342	472,466	453,371	419,381	99,885

Transfers between funds	40,435	-	639,801	(355,336)	731,333	185,381	271,736	245,874
Redemptions (notes 2 and 3)	(4,018)	-	(23,749)	(35,743)	(108,443)	(83,377)	(37,098)	(15,930)

Adjustments to maintain reserves	-	-	(1)	-	(2)	(2)	2	-

Net equity transactions	133,446	-	737,861	(291,737)	1,095,354	555,373	654,021	329,829

Net change in contract owners' equity	133,931	-	880,920	(317,444)	1,979,338	155,102	936,777	236,539
Contract owners' equity beginning of period	-	-	634,002	951,446	2,486,836	2,331,734	808,648	572,109

Contract owners' equity end of period	$133,931	-	1,514,922	634,002	4,466,174	2,486,836	1,745,425	808,648
CHANGES IN UNITS:

Beginning units	-	-	53,926	78,519	211,283	172,682	60,675	38,824
Units purchased	13,135	-	74,813	29,894	103,636	111,132	44,312	30,681

Units redeemed	(384)	-	(17,067)	(54,487)	(25,018)	(72,531)	(4,666)	(8,830)

Ending units	12,751	-	111,672	53,926	289,901	211,283	100,321	60,675

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	VVREI		VVSTC		VVSCG		VVHGB
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$25,102	19,175	87,101	31,210	1,701	290	111,355	84,906

Realized gain (loss) on investments	(13,916)	(15,043)	3,862	(8,968)	(8,686)	(426)	(12,491)	(38,241)
Change in unrealized gain (loss) on investments	198,621	(86,316)	106,822	(1,543)	85,509	(119,115)	358,380	(77,422)

Reinvested capital gains	50,605	25,918	-	-	73,712	41,706	-	8,108
Net increase (decrease) in contract owners'
equity resulting from operations	260,412	(56,266)	197,785	20,699	152,236	(77,545)	457,244	(22,649)

Equity transactions:
Purchase payments received from contract owners	115,828	72,404	524,133	512,397	-	91,539	2,155,257	226,642

Transfers between funds	127,190	178,606	693,464	(19,932)	41,530	300,245	1,638,240	537,982
Redemptions (notes 2 and 3)	(15,481)	(54,868)	(198,182)	(59,699)	(55,291)	(5,885)	(303,736)	(69,221)

Adjustments to maintain reserves	2	-	(1)	(2)	-	-	2	-

Net equity transactions	227,539	196,142	1,019,414	432,764	(13,761)	385,899	3,489,763	695,403

Net change in contract owners' equity	487,951	139,876	1,217,199	453,463	138,475	308,354	3,947,007	672,754
Contract owners' equity beginning of period	847,170	707,294	3,230,254	2,776,791	560,530	252,176	4,439,299	3,766,545

Contract owners' equity end of period	$1,335,121	847,170	4,447,453	3,230,254	699,005	560,530	8,386,306	4,439,299
CHANGES IN UNITS:

Beginning units	60,271	47,507	300,204	260,090	42,713	17,776	400,159	338,228
Units purchased	34,176	26,394	129,100	138,114	4,950	31,083	400,214	169,400

Units redeemed	(20,519)	(13,630)	(37,268)	(98,000)	(5,981)	(6,146)	(103,025)	(107,469)

Ending units	73,928	60,271	392,036	300,204	41,682	42,713	697,348	400,159

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	VVTISI		VVTSM		VRVDRA		VRVNMA
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$(220)	-	50,793	38,272	1,759	1,268	10,292	4,940

Realized gain (loss) on investments	(35)	-	68,521	28,746	(3,909)	(177)	44	(1,641)
Change in unrealized gain (loss) on investments	14,693	-	964,263	(397,897)	14,618	(12,306)	4,523	(7,691)

Reinvested capital gains	-	-	112,012	119,155	10,552	5,620	-	-
Net increase (decrease) in contract owners' equity resulting from
operations	14,438	-	1,195,589	(211,724)	23,020	(5,595)	14,859	(4,392)

Equity transactions:
Purchase payments received from contract owners	87,466	-	637,273	379,481	-	-	223,853	49,263

Transfers between funds	166,889	-	1,395,735	560,108	13,430	50,893	21,690	(58,624)
Redemptions (notes 2 and 3)	(2,302)	-	(129,985)	(13,274)	(8,662)	(400)	(21,029)	(8)

Adjustments to maintain reserves	2	-	(3)	-	-	-	-	-

Net equity transactions	252,055	-	1,903,020	926,315	4,768	50,493	224,514	(9,369)

Net change in contract owners' equity	266,493	-	3,098,609	714,591	27,788	44,898	239,373	(13,761)
Contract owners' equity beginning of period	-	-	3,318,378	2,603,787	81,118	36,220	119,009	132,770

Contract owners' equity end of period	$266,493	-	6,416,987	3,318,378	108,906	81,118	358,382	119,009
CHANGES IN UNITS:

Beginning units	-	-	230,737	170,955	4,519	1,886	8,822	9,580
Units purchased	24,989	-	139,626	76,991	810	2,654	18,055	4,986

Units redeemed	(230)	-	(28,253)	(17,209)	(567)	(21)	(2,828)	(5,744)

Ending units	24,759	-	342,110	230,737	4,762	4,519	24,049	8,822

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	SVDF		MGRFV		LOIOVC		OVGMAS
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$-	-	3,332	5,208	283	1,599	249	-

Realized gain (loss) on investments	30,568	(1,740)	19,266	1,696	(50,922)	(25,990)	(582)	(1)
Change in unrealized gain (loss) on investments	(6,509)	(45,025)	(16,111)	7,360	65,562	(75,071)	1,092	(1,092)

Reinvested capital gains	45,100	31,129	14,739	8,343	-	23,956	-	-
Net increase (decrease) in contract owners' equity resulting from
operations	69,159	(15,636)	21,226	22,607	14,923	(75,506)	759	(1,093)

Equity transactions:
Purchase payments received from contract owners	-	-	46,618	-	-	2,518	-	-

Transfers between funds	20,990	(28,571)	(496,188)	486,101	(118,832)	59,102	(22,680)	23,108
Redemptions (notes 2 and 3)	(39,199)	(15,573)	(3,798)	(14,425)	(22,887)	(8,051)	(75)	(19)

Adjustments to maintain reserves	(1)	-	-	-	(1)	-	-	-

Net equity transactions	(18,210)	(44,144)	(453,368)	471,676	(141,720)	53,569	(22,755)	23,089

Net change in contract owners' equity	50,949	(59,780)	(432,142)	494,283	(126,797)	(21,937)	(21,996)	21,996
Contract owners' equity beginning of period	191,331	251,111	761,917	267,634	126,797	148,734	21,996	-

Contract owners' equity end of period	$242,280	191,331	329,775	761,917	-	126,797	-	21,996
CHANGES IN UNITS:

Beginning units	4,802	5,857	60,648	22,815	10,913	9,771	2,285	-
Units purchased	7,314	830	5,078	41,037	4,612	12,556	-	2,287

Units redeemed	(7,742)	(1,885)	(41,001)	(3,204)	(15,525)	(11,414)	(2,285)	(2)

Ending units	4,374	4,802	24,725	60,648	-	10,913	-	2,285

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	TTVMP2		JGUBSV		AMTP		ALVDAB
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$3,469	2,635	363	5,414	5,945	-	-	-

Realized gain (loss) on investments	(23,564)	(1,510)	(4,300)	(18,101)	(64,813)	(14)	-	(317)
Change in unrealized gain (loss) on investments	63,848	(63,161)	3,347	(423)	-	-	-	-

Reinvested capital gains	-	-	-	-	63,763	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	43,753	(62,036)	(590)	(13,110)	4,895	(14)	-	(317)

Equity transactions:
Purchase payments received from contract owners	-	64,641	-	94,000	-	-	-	-

Transfers between funds	(308,539)	212,045	(90,459)	(89,067)	(4,895)	122	-	316
Redemptions (notes 2 and 3)	(9)	(36,870)	-	(4,293)	-	(108)	-	-

Adjustments to maintain reserves	-	-	-	-	-	-	-	1

Net equity transactions	(308,548)	239,816	(90,459)	640	(4,895)	14	-	317

Net change in contract owners' equity	(264,795)	177,780	(91,049)	(12,470)	-	-	-	-
Contract owners' equity beginning of period	264,795	87,015	91,049	103,519	-	-	-	-

Contract owners' equity end of period	$-	264,795	-	91,049	-	-	-	-
CHANGES IN UNITS:

Beginning units	35,711	9,904	9,116	9,975	-	-	-	-
Units purchased	9,903	29,926	-	33,878	11,657	605	-	12,090

Units redeemed	(45,614)	(4,119)	(9,116)	(34,737)	(11,657)	(605)	-	(12,090)
Ending units	-	35,711	-	9,116	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	BVIAS3		GVSIA		RBMF		RLCE
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$ -	-	-	17	-	-	-	-

Realized gain (loss) on investments	-	2,502	-	(292)	-	1,159	-	374
Change in unrealized gain (loss) on investments	-	(1,971)	-	303	-	(1,350)	-	-

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	-	531	-	28	-	(191)	-	374

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-

Transfers between funds	-	(49,634)	-	(9,678)	-	(24,384)	-	(374)
Redemptions (notes 2 and 3)	-	(503)	-	-	-	(151)	-	-

Adjustments to maintain reserves	-	-	-	-	-	-	-	-

Net equity transactions	-	(50,137)	-	(9,678)	-	(24,535)	-	(374)

Net change in contract owners' equity	-	(49,606)	-	(9,650)	-	(24,726)	-	-
Contract owners' equity beginning of period	-	49,606	-	9,650	-	24,726	-	-

Contract owners' equity end of period	$ -	-	-	-	-	-	-	-
CHANGES IN UNITS:

Beginning units	-	4,391	-	990	-	1,037	-	-
Units purchased	-	-	-	-	-	144	-	4,412

Units redeemed	-	(4,391)	-	(990)	-	(1,181)	-	(4,412)
Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

		RVISC	RVSCG		PROBM		PROE30
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$ -	-	-	-	-	-	-	161

Realized gain (loss) on investments	-	1,804	-	(306)	-	(483)	-	1,900
Change in unrealized gain (loss) on investments	-	-	-	-	-	-	-	(1,430)

Reinvested capital gains	-	-	-	1,129	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	-	1,804	-	823	-	(483)	-	631

Equity transactions:
Purchase payments received from contract
owners	-	-	-	-	-	-	-	-

Transfers between funds	-	(1,804)	-	(449)	-	483	-	(35,803)
Redemptions (notes 2 and 3)	-	-	-	(374)	-	-	-	(3)

Adjustments to maintain reserves	-	-	-	-	-	-	-	-

Net equity transactions	-	(1,804)	-	(823)	-	483	-	(35,806)

Net change in contract owners' equity	-	-	-	-	-	-	-	(35,175)
Contract owners' equity beginning of period	-	-	-	-	-	-	-	35,175

Contract owners' equity end of period	$ -	-	-	-	-	-	-	-
CHANGES IN UNITS:

Beginning units	-	-	-	-	-	-	-	2,429
Units purchased	-	100,157	-	3,163	-	402	-	4,488

Units redeemed	-	(100,157)	-	(3,163)	-	(402)	-	(6,917)
Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PROMCG		PRORRO		PROSEM		PROSIN
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$ -	-	-	-	-	-	-	-

Realized gain (loss) on investments	-	(274)	-	(7,638)	-	(1,589)	-	(1,974)
Change in unrealized gain (loss) on investments	-	-	-	-	-	-	-	-

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	-	(274)	-	(7,638)	-	(1,589)	-	(1,974)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-

Transfers between funds	-	274	-	7,638	-	1,589	-	1,974
Redemptions (notes 2 and 3)	-	-	-	-	-	-	-	-

Adjustments to maintain reserves	-	-	-	-	-	-	-	-

Net equity transactions	-	274	-	7,638	-	1,589	-	1,974

Net change in contract owners' equity	-	-	-	-	-	-	-	-
Contract owners' equity beginning of period	-	-	-	-	-	-	-	-

Contract owners' equity end of period	$ -	-	-	-	-	-	-	-
CHANGES IN UNITS:

Beginning units	-	-	-	-	-	-	-	-
Units purchased	-	516	-	88,348	-	15,039	-	19,255

Units redeemed	-	(516)	-	(88,348)	-	(15,039)	-	(19,255)
Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PROSN		PROUMC			-		-
	2019	2018	2019	2018	2019	2018	2019	2018

Investment activity:
Net investment income (loss)	$ -	-	-	-	-	-	-	-

Realized gain (loss) on investments	-	(99)	-	750	-	-	-	-
Change in unrealized gain (loss)
on investments	-	-	-	(2,262)	-	-	-	-

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	-	(99)	-	(1,512)	-	-	-	-

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-

Transfers between funds	-	105	-	(63,998)	-	-	-	-
Redemptions (notes 2 and 3)	-	(6)	-	(1)	-	-	-	-

Adjustments to maintain reserves	-	-	-	-	-	-	-	-

Net equity transactions	-	99	-	(63,999)	-	-	-	-

Net change in contract owners' equity	-	-	-	(65,511)	-	-	-	-
Contract owners' equity beginning of period	-	-	-	65,511	-	-	-	-

Contract owners' equity end of period	$ -	-	-	-	-	-	-	-
CHANGES IN UNITS:

Beginning units	-	-	-	1,529	-	-	-	-
Units purchased	-	9,062	-	-	-	-	-	-

Units redeemed	-	(9,062)	-	(1,529)	-	-	-	-
Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life of NY Annuity Account 1 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company of New York (the Company) on June 20, 2014. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services

–Investment Companies. The Separate Account offers an interest-only variable annuity product.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

ADVISORS PREFERRED TRUST

Advisors Preferred Trust Gold Bullion Strategy (APTGBS)

ALGER PORTFOLIOS

Alger Large Cap Growth Class I-2 (ALCGI2)

Alger Mid Cap Growth (ALMGI2)*

Alger Capital Appreciation Class I-2 (ALCAI2)

ALLIANCE VAR PRODUCTS SERIES

AB International Growth Class B (ABIGB)*

AB Global Thematic Growth Cl B (ABTGB)*

AB Growth and Income Class A (ALVGIA)

AB International Value Class B (ALVIVB)

AB Dynamic Asset Allocation Class B (ALVDAB)*

AB Small-Mid Cap Value - Class B (ALVSVB)

ALPS VARIABLE INVESTMENT TRUST

ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)

ALPS Balanced ETF Asset Allocation II (ABEAA2)

ALPS Conservative ETF Asset Allocation II (ACEAA2)

ALPS Growth ETF Asset Allocation II (AGEAA2)

ALPS Income and Growth ETF Asset Allocation II (AUGEA2)

ALPS Alerian Energy Infrastructure Class III (AAEIP3)

ALPS/Red Rocks Listed Private Equity Cl III (ARLPE3)

AMERICAN CENTURY VARIABLE PORT

American Century VP Large Company Value I (ACVLVI)*

American Century VP Balanced - Class I (ACVB)

American Century VP Income & Growth I (ACVIG)

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP International I (ACVI)

American Century VP Ultra I (ACVU1)

American Century VP Value I (ACVV)

AMERICAN FUNDS INS SERIES

American Funds Mortgage Class 4 (AMVM4)

American Funds Mngd Rsk Blue Chp Inc & Gr P-2 (AVRBP2)

American Funds High-Income Bond Class 4 (AMVHI4)

American Funds Growth-Income Class 4 (AMVGI4)

American Funds Growth Class 4 (AMVGR4)

American Funds Global Bond Class 4 (AMVGB4)

American Funds Bond Class 4 (AMVBD4)

American Funds Asset Allocation Class 4 (AMVAA4)

American Funds Global Small Cap Class 4 (AMVGS4)

American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2)

American Funds International Class 4 (AMVI4)

American Funds Blue Chip Income and Growth 4 (AMVBC4)

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

American Funds New World (AMVNW4)

American Funds Global Growth and Income Class 4 (AMVGW4)*

American Funds Global Growth Class 4 (AMVGG4)

American Funds US Government/AAA Rated Securities 4 (AMVUA4)

American Funds International Growth and Income Class 4 (AMVIG4)

American Funds Capital Income Builder Class 4 (AMVCB4)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer Bond VCT II (PIVB2)

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

Amundi Pioneer Fund VCT Class II (PIVF2)*

Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

Amundi Pioneer Strategic Income VCT Class II (PIVSI2)

Amundi Pioneer High Yield VCT Class II (PIHYB2)*

BLACKROCK VAR SERIES TRST FNDS

BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)

BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3)

BlackRock Advantage Large Cap Value V.I. Cl3 (BVLCV3)*

BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3)

BlackRock High Yield V.I. Cl3 (BRVHY3)

BlackRock Total Return V.I. Cl3 (BRVTR3)

BlackRock Equity Dividend V.I. Cl3 (BRVED3)

BlackRock Global Allocation V.I. Cl3 (MLVGA3)

BNY MELLON FUNDS

BNY Mellon Small Cap Stock Index - Serv (DVSCS)

BNY Mellon Stock Index (DSIF)

BNY Mellon Sustainable U.S. Equity (DSRG)

BNY Mellon International Value (DVIV)

CALVERT VARIABLE SERIES

Calvert VP SRI Balanced Class F (CVSBF)

COLUMBIA VARIABLE PORTFOLIO

CVP Strategic Income 2 (CLVSI2)

CVP Seligman Global Technology - Class 2 (CLVGT2)

CVP Select Small Cap Value (CLVSV1)

CVP Select Large Cap Value (CLVLV1)

CVP AQR Managed Futures Strategy (CLVQF2)

CREDIT SUISSE TRUST

Credit Suisse Trust Commodity Return Strategy (CSCRS)

DELAWARE VIP TRUST

Delaware VIP Small Cap Value - Service (DWVSVS)

DFA INVESTMENT DIMENSIONS

DFA VA Equity Allocation (DFVEA)

DFA VA Global Moderate Allocation (DFVGMI)

DFA VA Global Bond (DFVGB)

DFA VA International Small (DFVIS)

DFA VA International Value (DFVIV)

DFA VA Short-Term Fixed (DFVSTF)

DFA VA U.S. Large Value (DFVULV)

DFA VA U.S. Targeted Value (DFVUTV)

EATON VANCE VP

Eaton Vance VT Floating-Rate Income (ETVFR)

FEDERATED INSURANCE SERIES

Federated Kaufmann II (FVK2S)

Federated Managed Volatility II (FVU2)

Federated High Income Bond II (FHIB)

FIDELITY VIP

Fidelity VIP Intl Capital Apprec - Serv II (FVICA2)

Fidelity VIP Freedom Income Serv II (FVFI2)

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Fidelity VIP Disciplined Small Cap - Serv II (FDSCS2)

Fidelity VIP Contrafund - Serv II (FC2)

Fidelity VIP Balanced - Serv II (FB2)

Fidelity VIP Equity-Income - Serv II (FEI2)

Fidelity VIP Growth & Income - Serv II (FGI2)

Fidelity VIP Growth Opportunities - Serv II (FGO2)

Fidelity VIP Growth - Serv II (FG2)

Fidelity VIP High Income - Serv II (FHI2)

Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)

Fidelity VIP Mid Cap - Serv II (FMC2)

Fidelity VIP Overseas - Serv II (FO2)

Fidelity VIP Value -Serv II (FV2)

Fidelity VIP Real Estate - Serv II (FRESS2)

Fidelity VIP Strategic Income - Serv II (FVSIS2)

FIRST EAGLE

First Eagle Overseas (FEOVF)

FRANKLIN TEMPLETON VIP TRUST

Franklin Mutual Shares II (FTVMS2)

Franklin Income II (FTVIS2)

Franklin Global Real Estate II (FTVGR2)

Franklin Rising Dividends II (FTVRD2)

Franklin U.S. Government Securities II (FTVUG2)

Franklin Templeton Global Bond II (FTVGI2)

Franklin Strategic Income II (FTVSI2)

GOLDMAN SACHS VAR INS TRUST

Goldman Sachs VIT Multi-Strategy Alternatives (GVMSA)

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)*

Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)

Guggenheim Global Managed Futures Strategy (RVMFU)

Guggenheim Long Short Equity (RSRF)

Guggenheim Rydex Banking (RBKF)

Guggenheim Rydex Basic Materials (RBMF)*

Guggenheim Rydex Biotechnology (RBF)

Guggenheim Rydex Commodities Strategy (RVCMD)*

Guggenheim Rydex Consumer Products (RCPF)

Guggenheim Rydex Dow 2X Strategy (RVLDD)*

Guggenheim Rydex Electronics (RELF)

Guggenheim Rydex Energy (RENF)

Guggenheim Rydex Energy Services (RESF)

Guggenheim Rydex Europe 1.25X Strategy (RLCE)*

Guggenheim Rydex Financial Services (RFSF)*

Guggenheim Rydex Gov't Long Bond 1.2X Strtgy (RUGB)

Guggenheim Rydex Health Care (RHCF)

Guggenheim Rydex Internet (RINF)*

Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)*

Guggenheim Rydex Inverse Gov't Long Bond Strtgy (RJNF)

Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)*

Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)*

Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)*

Guggenheim Rydex Inverse S&P 500 Strategy (RUF)*

Guggenheim Rydex Japan 2X Strategy (RLCJ)*

Guggenheim Rydex Leisure (RLF)*

Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)*

Guggenheim Multi-Hedge Strategies (RVARS)

Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)

Guggenheim Rydex NASDAQ-100 (ROF)

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Guggenheim Rydex Nova (RNF)

Guggenheim Rydex Precious Metals (RPMF)*

Guggenheim Rydex Real Estate (RREF)

Guggenheim Rydex Retailing (RRF)*

Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)*

Guggenheim Rydex S&P 500 2X Strategy (RTF)

Guggenheim Rydex S&P 500 Pure Growth (RVLCG)

Guggenheim Rydex S&P 500 Pure Value (RVLCV)

Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)*

Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)*

Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)*

Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)*

Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)*

Guggenheim Rydex Technology (RTEC)

Guggenheim Rydex Telecommunications (RTEL)*

Guggenheim Rydex Transportation (RTRF)

Guggenheim Rydex Utilities (RUTL)

Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)*

Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)

Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ)

Guggenheim Var Ser High Yield Ser P (SBLP)

Guggenheim Var Ser Small Cap Value Ser Q (SBLQ)

Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)

Guggenheim Rydex High Yield Strategy (RHYS)*

INVESCO V. I.

Invesco V.I. Comstock I (ACC1)*

Invesco V.I. Growth and Income I (ACGI)*

Invesco V.I. Core Equity I (AVGI)*

Invesco V.I. Equity and Income I (IVKEI1)

Invesco V.I. Health Care I (IVHS)

Invesco V.I. Global Real Estate I (IVRE)

Invesco V.I. High Yield I (AVHY1)*

Invesco V.I. Balanced Risk Allocation II (IVBRA2)

Invesco V.I. International Growth I (AVIE)

Invesco V.I. Diversified Dividend I (IVDDI)

Invesco V.I. Technology I (IVT)

Invesco V.I. Mid Cap Core Equity II (IVMCC2)

Invesco V.I. Government Securities I (IVGS1)

Invesco V.I. Core Plus Bond I (IVCPBI)

Invesco V.I. Government Money Market I (IVGMMI)

Invesco Oppenheimer V.I. Total Return Bond - S2 (OVTRBS)

Invesco Oppenheimer V.I. International Growth - S2 (OVIGS)

Invesco Oppenheimer V.I. Global - S2 (OVGSS)

Invesco Oppenheimer V.I. Main Street - S2 (OVGIS)*

Invesco Oppenheimer V.I. Global Strategic Inc - S2 (OVSBS)

IVY VIP

Ivy VIP Asset Strategy (WRASP)*

Ivy VIP Balanced (WRBP)

Ivy VIP Corporate Bond (WRBDP)

Ivy VIP Energy (WRENG)*

Ivy VIP Global Bond (WRGBP)

Ivy VIP Natural Resources (WRGNR)

Ivy VIP High Income (WRHIP)

Ivy VIP Limited-Term Bond (WRLTBP)

Ivy VIP Mid Cap Growth (WRMCG)*

Ivy VIP Science and Technology (WRSTP)

Ivy VIP Value (WRVP)

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

JANUS HENDERSON VIT FUNDS

Janus Henderson Balanced - Inst (JABIN)

Janus Henderson Forty - Inst (JAFRIN)

Janus Henderson Global Research - Inst (JAGRIN)

Janus Henderson US Low Volatility - Serv (JIULVV)

Janus Henderson Mid Cap Value - Inst (JMCVIN)

Janus Henderson Research - Inst (JARIN)

Janus Henderson Enterprise - Inst (JAEI)

Janus Henderson Flexible Bond - Serv (JAFBS)

Janus Henderson Overseas - Inst (JAIG)

JOHN HANCOCK

JHancock Emerging Markets Value Trust NAV (JHEVTN)

JPMORGAN

JPMorgan Global Allocation Class 2 (JPIGA2)

JPMorgan Income Builder Class 2 (JPIIB2)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Global Dynamic Multi-Asset (LZRGDM)

Lazard Retirement US Small-Mid Cap Equity (LZRUSM)

Lazard Retirement Emerging Markets Equity (LZREMS)

Lazard Retirement International Equity (LZRIES)

LMPV EQUITY TRUST

LMCBV Aggressive Growth I (LPVCAI)

LMCBV Dividend Strategy I (LPVCII)*

LMCBV Small Cap Growth II (SBVSG2)

LM QS Dynamic Multi Strategy II (LPVQD2)

LMCBV Large Cap Growth I (LVCLGI)

LMPV INCOME TRUST

LMWAV Global High Yield Bond I (SBVHY)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Calibrated Dividend Growth (LOVCDG)

Lord Abbett Bond Debenture (LOVBD)

Lord Abbett Growth and Income (LOVGI)*

MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Convertible Service (MNCPS)

MFS VARIABLE INSURANCE TRUST

MFS Growth Series - Service (MEGSS)

MFS Value Series - Service (MVFSC)

NATIONWIDE VARIABLE INSURANCE

NVIT Government Money Market (SAMY)

NVIT iShares ETF Global Equity Fund Y (NVGEY)*

NVIT iShares ETF Fixed Income Fund Y (NVFIY)*

NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)

NW Neuberger Berman NVIT Socially Responsible I (NVNSR1)*

NVIT Nationwide Fund Class 1 (TRF)*

NVIT International Index - Class Y (GVIXY)

NVIT Multi-Manager International Value I (GVDIVI)*

NVIT Multi-Manager Mid Cap Value I (NVMMV1)

NW DFA NVIT Capital Appreciation P (NVLCAP)

NW DFA NVIT Moderate P (NVLMP)*

NVIT Bond Index - Class Y (NVBXD)

NVIT Small Cap Index - Class Y (NVSIXD)

NVIT Mid Cap Index - Class Y (MCIFD)

NVIT S&P 500 Index - Class Y (GVEXD)

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT US Equity Index PutWrite Strategy (NBARMS)

Neuberger Berman AMT Short Duration Bond (AMTB)

Neuberger Berman AMT Mid Cap Growth Class I (AMCG)

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)

Neuberger Berman AMT Sustainable Equity Class I (AMSRS)*

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts Rational Trend Aggregation VA (HVDCT)*

Ntrn Lts TOPS Aggressive Growth ETF - Class 2 (NOTAG2)*

Ntrn Lts TOPS Balanced ETF - Class 2 (NOTBE2)*

Ntrn Lts TOPS Moderate Growth ETF - Class 2 (NOTMD2)*

Ntrn Lts TOPS Managed Risk Moderate Growth ETF -2 (NOTMG2)*

Ntrn Lts TOPS Managed Risk Growth ETF - Class 2 (NOTG2)*

Ntrn Lts TOPS Growth ETF - Class 2 (NOTGR2)*

Ntrn Lts TOPS Conservative ETF - Class 2 (NOTC2)*

Ntrn Lts TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)*

Ntrn Lts Probabilities Class 1 (NOVPB1)*

Ntrn Lts Power Momentum (NOVPM)

Ntrn Lts Power Dividend Index (NOVPDI)

Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)

Ntrn Lts Power Income Class 2 (NOVPI2)*

Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset All Authority - Admin (PVAAAD)

PIMCO VIT Global Core Bond (Hedged) Adm (PVGCBA)*

PIMCO VIT Global Multi-Asset Managed Allocation Adm (PVGMAA)*

PIMCO VIT Short-Term - Admin (PVSTA)

PIMCO VIT Dynamic Bond - Admin (PMUBAM)

PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

PIMCO VIT International Bond (Unhedged)- Admin (PMVFBA)*

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Income - Admin (PMVID)

PIMCO VIT Long Term US Government - Admin (PMVLGA)

PIMCO VIT Low Duration - Admin (PMVLDA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)

PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)

PROFUNDS VP

ProFunds VP Falling US Dollar (PROFUD)*

ProFunds VP Government Money Market (PROGMM)

ProFunds VP Large-Cap Growth (PROLCG)

ProFunds VP Large-Cap Value (PROLCV)*

ProFunds VP Mid-Cap (PROMC)

ProFunds VP Mid-Cap Growth (PROMCG)*

ProFunds VP Mid-Cap Value (PROMCV)

ProFunds VP Short Mid-Cap (PROSMC)*

ProFunds VP Short Small-Cap (PROSSC)*

ProFunds VP Small Cap (PROSC)

ProFunds VP Small-Cap Growth (PROSCG)

ProFunds VP Small-Cap Value (PROSCV)

ProFunds VP UltraBull (PROUB)*

ProFunds VP UltraMid-Cap (PROUMC)*

ProFunds VP UltraSmall-Cap (PROUSC)*

ProFunds VP UltraShort NASDAQ-100 (PROUSN)*

ProFunds Access VP High Yield (PROAHY)*

ProFunds VP Asia 30 (PROA30)

ProFunds VP Banks (PROBNK)*

ProFunds VP Basic Materials (PROBM)*

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

ProFunds VP Bear (PROBR)*

ProFunds VP Biotechnology (PROBIO)*

ProFunds VP Bull (PROBL)*

ProFunds VP Consumer Goods (PROCG)*

ProFunds VP Consumer Services (PROCS)

ProFunds VP Emerging Markets (PROEM)

ProFunds VP Europe 30 (PROE30)*

ProFunds VP Financials (PROFIN)

ProFunds VP Health Care (PROHC)*

ProFunds VP Industrials (PROIND)

ProFunds VP International (PROINT)*

ProFunds VP Internet (PRONET)

ProFunds VP Japan (PROJP)

ProFunds VP NASDAQ-100 (PRON)

ProFunds VP Oil & Gas (PROOG)*

ProFunds VP Pharmaceuticals (PROPHR)*

ProFunds VP Precious Metals (PROPM)

ProFunds VP Real Estate (PRORE)

ProFunds VP Rising Rates Opportunity (PRORRO)*

ProFunds VP Semiconductor (PROSCN)

ProFunds VP Short Emerging Markets (PROSEM)*

ProFunds VP Short International (PROSIN)*

ProFunds VP Short NASDAQ-100 (PROSN)*

ProFunds VP Technology (PROTEC)

ProFunds VP Telecommunications (PROTEL)

ProFunds VP U.S. Government Plus (PROGVP)*

ProFunds VP UltraNASDAQ-100 (PROUN)*

ProFunds VP Utilities (PROUTL)

PUTNAM VARIABLE TRUST

Putnam VT Multi Asset Absolute Return Cl B (PVAR5B)*

Putnam VT Mortgage Securities Cl IB (PVAGIB)

Putnam VT Diversified Income Cl IB (PVDIB)

Putnam VT Equity Income Cl IB (PVEIB)

Putnam VT High Yield Cl IB (PVHYB)

Putnam VT Income Cl IB (PVIB)

REDWOOD

Redwood Managed Volatility Class I (RWMVI)*

Redwood Managed Volatility Class N (RWMVN)

ROYCE CAPITAL FUND

Royce Micro-Cap (ROCMC)

Royce Small-Cap (ROCSC)

SEI INSURANCE PRODUCTS TRUST

SEI Moderate Strategy Class II (SIVMS2)*

SEI Market Plus Strategy Class II (SIVMP2)*

SEI Market Growth Strategy Class II (SIVMG2)*

SEI Defensive Strategy Class II (SIVDS2)*

SEI Conservative Strategy Class II (SIVCS2)*

SEI Balanced Strategy Class II (SIVBS2)*

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

T. Rowe Price Equity Income II (TREI2)

T. Rowe Price Health Sciences II (TRHS2)

T. Rowe Price Limited-Term Bond II (TRLT2)

THIRD AVENUE VARIABLE SERIES

Third Avenue Variable Annuity Trust Value (TAVV)*

TIMOTHY PLAN VARIABLE SERIES

Timothy Plan Conservative Growth VS (TPVCGP)*

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Timothy Plan Strategic Growth VS (TPVSGP)

VANECK VIP

VanEck VIP Global Gold Class S (VVGGS)*

VanEck VIP Unconstrained Emerging Markets Bond (VWBF)

VanEck VIP Emerging Markets (VWEM)

VanEck VIP Global Hard Assets Initial Cl (VWHA)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Conservative Allocation (VVCA)

Vanguard VIF Moderate Allocation (VVMA)*

Vanguard VIF Balanced (VVB)

Vanguard VIF Capital Growth (VVCG)

Vanguard VIF Diversified Value (VVDV)

Vanguard VIF Equity Income (VVEI)

Vanguard VIF Equity Index (VVEIX)

Vanguard VIF Growth (VVG)

Vanguard VIF Global Bond Index (VVGBI)

Vanguard VIF High Yield Bond (VVHYB)

Vanguard VIF International (VVI)

Vanguard VIF Mid-Cap Index (VVMCI)

Vanguard VIF REIT Index (VVREI)

Vanguard VIF Short-Term Investment Grade (VVSTC)

Vanguard VIF Small Company Growth (VVSCG)

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF Total International Stock Market Index (VVTISI)

Vanguard VIF Total Stock Market Index (VVTSM)

VIRTUS VAR INSURANCE TRUST

Virtus SGA International Class A (VRVDIA)*

Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)

Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)

WELLS FARGO VARIABLE TRUST

Wells Fargo VT Discovery (SVDF)

Wells Fargo VT Opportunity (SVOF)*

WESTCHESTER CAPITAL MGMT

Westchester Merger Fund VL (MGRFV)

*At December 31, 2019, contract owners were not invested in this fund.

The Contract Owners' Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Unless listed below, the financial statements presented are as of December 31, 2019 and for each of the years in the two-year period ended December 31, 2019. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2019 and for the period from the inception date to December 31, 2019 or from January 1, 2019 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2019 and for the period from inception date to December 31, 2018 or from January 1, 2018 to the liquidation date:

Inception Date Liquidation Date
NVIT iShares ETF Global Equity Fund Y (NVGEY)			5/1/2019
NVIT iShares ETF Fixed Income Fund Y (NVFIY)			5/1/2019
Ntrn Lts TOPS Balanced ETF - Class 2 (NOTBE2)			5/1/2019
Ntrn Lts TOPS Aggressive Growth ETF - Class 2 (NOTAG2)			5/1/2019
Vanguard VIF Conservative Allocation (VVCA)			5/1/2019
Vanguard VIF Global Bond Index (VVGBI)			5/1/2019
Vanguard VIF Moderate Allocation (VVMA)			5/1/2019
Vanguard VIF Total International Stock Market Index (VVTISI)			5/1/2019
Ntrn Lts Rational Trend Aggregation VA (HVDCT)			5/1/2019
Ntrn Lts TOPS Moderate Growth ETF - Class 2 (NOTMD2)			5/1/2019
Ntrn Lts TOPS Growth ETF - Class 2 (NOTGR2)			5/1/2019
NVIT Government Money Market (SAMY)			5/1/2019
Redwood Managed Volatility Class I (RWMVI)			5/1/2019
Lord Abbett International Opportunities (LOIOVC)			7/31/2019
Janus Henderson Global Unconstrained Bond - Serv (JGUBSV)			2/27/2019
Invesco Oppenheimer V.I. Global Multi-Alternatives - Cl 2 (OVGMAS)			4/26/2019
Tortoise VIP MLP & Pipeline Class II (TTVMP2)			3/6/2019
Lazard Retirement US Strategic Equity Portfolio (LZRUSE)			12/24/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)			4/30/2019
American Funds Capital Income Builder Class 4 (AMVCB4)			5/1/2018
American Funds Global Growth Class 4 (AMVGG4)			5/1/2018
American Funds US Government/AAA Rated Securities 4 (AMVUA4)			5/1/2018
Blackrock Variable Series Funds - iShares Alternative Strategies (BVIAS3)			8/30/2018
Goldman Sachs Variable Insurance Trust - Strategic Income (GVSIA)			4/26/2018
For the one-year period ended December 31, 2019, the following subaccount name changes occurred:
Fund Code	Current Legal Name	Prior Legal Name	Effective Date
CLVLV1
	CVP Select Large Cap Value	Columbia Variable Select Large-Cap Value	5/1/2019
CLVSV1	CVP Select Small Cap Value	Columbia Variable Select Smaller-Cap Value	5/1/2019
DVSCS	BNY Mellon Small Cap Stock Index - Serv	Dreyfus Small Cap Stock Index	6/3/2019
DSIF	BNY Mellon Stock Index	Dreyfus Stock Index	6/3/2019
DSRG	BNY Mellon Sustainable U.S. Equity	Dreyfus Sustainable U.S. Equity	6/3/2019
DVIV	BNY Mellon International Value	Dreyfus International Value	6/3/2019
OVIGS	Invesco Oppenheimer V.I. International Growth - S2	Oppenheimer VA International Growth	5/31/2019
OVTRBS	Invesco Oppenheimer V.I. Total Return Bond - S2	Oppenheimer VA Total Return Bond	5/31/2019
OVGIS	Invesco Oppenheimer V.I. Main Street - S2	Oppenheimer VA Main Street	5/31/2019
OVGSS	Invesco Oppenheimer V.I. Global - S2	Oppenheimer VA Global	5/31/2019
OVSBS	Invesco Oppenheimer V.I. Global Strategic Inc - S2	Oppenheimer VA Global Strategic Income	5/31/2019
VRVDIA	Virtus SGA International Class A	Virtus Duff & Phelps International	6/4/2019

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2019 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to the Separate Account and its operations and financial condition.

(i) Reclassification

Certain prior period amounts and disclosures have been reclassified to conform to the current period's financial presentation.

(2) Expenses

The Company deducts a monthly subscription charge of $20.00 to issue and administer each Monument Advisor NY contract. These fees were $69,876 and $57,712 for the years ended December 31, 2019 and 2018, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners' Equity.

The Company deducts a total daily charge from certain low-cost investments of Monument Advisor NY, which is equivalent to the effective annual rate of .25 percent of the daily total net assets. This fee is charged on the low-cost investments that do not provide the Company with the amount of revenue it requires to meet its revenue targets. These fees were $128,439 and $99,079 for the year ended December 31, 2019 and 2018, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners' Equity.

Pursuant to an agreement between the Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Account.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company's general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management's best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2019.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$143,074,100	$ -	$ -	$143,074,100

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 are as follows:

	Purchases of	Sales of
	Investments	Investments
Advisors Preferred Trust Gold Bullion Strategy (APTGBS)	$91,517	$5,720
Alger Large Cap Growth Class I-2 (ALCGI2)	626,312	653,488
Alger Mid Cap Growth (ALMGI2)	3,000	3,009
Alger Capital Appreciation Class I-2 (ALCAI2)	606,873	398,494
AB Growth and Income Class A (ALVGIA)	21,071	6,175
AB International Value Class B (ALVIVB)	22,474	33,081
AB Small-Mid Cap Value - Class B (ALVSVB)	86,359	97,143
ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)	19,846	110
ALPS Balanced ETF Asset Allocation II (ABEAA2)	24,592	2,553
ALPS Conservative ETF Asset Allocation II (ACEAA2)	10,760	12,929
ALPS Growth ETF Asset Allocation II (AGEAA2)	39,011	443
ALPS Income and Growth ETF Asset Allocation II (AUGEA2)	289,886	13,784
ALPS Alerian Energy Infrastructure Class III (AAEIP3)	221,946	835
ALPS/Red Rocks Listed Private Equity Cl III (ARLPE3)	2,170	3
American Century VP Balanced - Class I (ACVB)	134,302	8,731
American Century VP Income & Growth I (ACVIG)	110,883	13,931
American Century VP Inflation Protection Class II (ACVIP2)	22,499	107
American Century VP International I (ACVI)	76,875	25,667
American Century VP Ultra I (ACVU1)	10,746	86,558
American Century VP Value I (ACVV)	1,829	25,364
American Funds Mortgage Class 4 (AMVM4)	15,084	673
American Funds Mngd Rsk Blue Chp Inc & Gr P-2 (AVRBP2)	6,266	2,102

American Funds High-Income Bond Class 4 (AMVHI4)	1,452,732	1,379,372
American Funds Growth-Income Class 4 (AMVGI4)	776,361	696,484
American Funds Growth Class 4 (AMVGR4)	202,191	194,368
American Funds Global Bond Class 4 (AMVGB4)	51,253	5,682
American Funds Bond Class 4 (AMVBD4)	205,241	22,336
American Funds Asset Allocation Class 4 (AMVAA4)	258,129	17,211

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

American Funds Global Small Cap Class 4 (AMVGS4)	34,647	2,517
American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2)	21,740	8,199
American Funds International Class 4 (AMVI4)	74,036	108,355
American Funds Blue Chip Income and Growth 4 (AMVBC4)	118,962	67,689
American Funds New World (AMVNW4)	444,876	173,699
American Funds Global Growth Class 4 (AMVGG4)	10,468	32
American Funds US Government/AAA Rated Securities 4 (AMVUA4)	108,458	773
American Funds International Growth and Income Class 4 (AMVIG4)	28,430	62
American Funds Capital Income Builder Class 4 (AMVCB4)	236,331	876
Amundi Pioneer Bond VCT II (PIVB2)	585,459	54,825
Amundi Pioneer Equity Income VCT Class II (PIVEI2)	54,582	184,151
Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)	3,983	49,943
Amundi Pioneer Strategic Income VCT Class II (PIVSI2)	15,574	29,056
BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)	297,952	328,686
BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3)	1,526,891	1,098,684
BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3)	824,503	811,434
BlackRock High Yield V.I. Cl3 (BRVHY3)	1,568,591	1,049,600
BlackRock Total Return V.I. Cl3 (BRVTR3)	118,171	22,968
BlackRock Equity Dividend V.I. Cl3 (BRVED3)	142,390	1,496
BlackRock Global Allocation V.I. Cl3 (MLVGA3)	131,518	45,578
BNY Mellon Small Cap Stock Index - Serv (DVSCS)	762,039	148,486
BNY Mellon Stock Index (DSIF)	1,377,498	1,314,258
BNY Mellon Sustainable U.S. Equity (DSRG)	2,504	33,145
BNY Mellon International Value (DVIV)	18,935	29,473
Calvert VP SRI Balanced Class F (CVSBF)	414,484	161,208
CVP Strategic Income 2 (CLVSI2)	72,239	94,837
CVP Seligman Global Technology - Class 2 (CLVGT2)	518,793	155,449
CVP Select Small Cap Value (CLVSV1)	-	1,134
CVP Select Large Cap Value (CLVLV1)	3,137	171,160
CVP AQR Managed Futures Strategy (CLVQF2)	20,620	2,783
Credit Suisse Trust Commodity Return Strategy (CSCRS)	1,627	182
Delaware VIP Small Cap Value - Service (DWVSVS)	118,253	83,671
DFA VA Equity Allocation (DFVEA)	457,098	20,842
DFA VA Global Moderate Allocation (DFVGMI)	140,253	77,301
DFA VA Global Bond (DFVGB)	338,684	97,352
DFA VA International Small (DFVIS)	448,719	252,279
DFA VA International Value (DFVIV)	772,201	225,139
DFA VA Short-Term Fixed (DFVSTF)	521,802	216,314
DFA VA U.S. Large Value (DFVULV)	684,627	468,181
DFA VA U.S. Targeted Value (DFVUTV)	315,628	246,467
Eaton Vance VT Floating-Rate Income (ETVFR)	1,418,717	562,540
Federated Kaufmann II (FVK2S)	574,964	97,841
Federated Managed Volatility II (FVU2)	18,504	1,662
Federated High Income Bond II (FHIB)	668,863	613,387
Fidelity VIP Intl Capital Apprec - Serv II (FVICA2)	369,839	118,802
Fidelity VIP Freedom Income Serv II (FVFI2)	85,201	2,867
Fidelity VIP Disciplined Small Cap - Serv II (FDSCS2)	125,202	1,189
Fidelity VIP Contrafund - Serv II (FC2)	193,973	12,901
Fidelity VIP Balanced - Serv II (FB2)	230,600	196,975
Fidelity VIP Equity-Income - Serv II (FEI2)	19,074	292
Fidelity VIP Growth & Income - Serv II (FGI2)	944,416	934,722
Fidelity VIP Growth Opportunities - Serv II (FGO2)	891,195	416,780
Fidelity VIP Growth - Serv II (FG2)	1,063,935	2,053,169
Fidelity VIP High Income - Serv II (FHI2)	1,385,150	1,094,147
Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)	546,544	22,779
Fidelity VIP Mid Cap - Serv II (FMC2)	19,188	6,630

Fidelity VIP Overseas - Serv II (FO2)	21,200	1,971
Fidelity VIP Value -Serv II (FV2)	4,168	11
Fidelity VIP Real Estate - Serv II (FRESS2)	12,383	700
Fidelity VIP Strategic Income - Serv II (FVSIS2)	187,918	10,358
First Eagle Overseas (FEOVF)	124,501	30,053
Franklin Mutual Shares II (FTVMS2)	15,701	25,410
Franklin Income II (FTVIS2)	140,071	3,655
Franklin Global Real Estate II (FTVGR2)	12,931	9,712

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Franklin Rising Dividends II (FTVRD2)	118,533	6,402
Franklin U.S. Government Securities II (FTVUG2)	1,042	10
Franklin Templeton Global Bond II (FTVGI2)	358,381	140,117
Franklin Strategic Income II (FTVSI2)	578,317	127,291
Goldman Sachs VIT Multi-Strategy Alternatives (GVMSA)	14,606	21
Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)	479,313	114,384
Guggenheim Global Managed Futures Strategy (RVMFU)	17,356	11,398
Guggenheim Long Short Equity (RSRF)	16,200	329
Guggenheim Rydex Banking (RBKF)	93,764	39,149
Guggenheim Rydex Biotechnology (RBF)	210,493	204,796
Guggenheim Rydex Consumer Products (RCPF)	105,281	96,917
Guggenheim Rydex Dow 2X Strategy (RVLDD)	9,282	9,406
Guggenheim Rydex Electronics (RELF)	297,477	56,954
Guggenheim Rydex Energy (RENF)	123,588	126,367
Guggenheim Rydex Energy Services (RESF)	173,670	134,743
Guggenheim Rydex Financial Services (RFSF)	38,267	38,997
Guggenheim Rydex Gov't Long Bond 1.2X Strtgy (RUGB)	204,597	177,599
Guggenheim Rydex Health Care (RHCF)	563,971	556,292
Guggenheim Rydex Internet (RINF)	24,423	24,714
Guggenheim Rydex Inverse Gov't Long Bond Strtgy (RJNF)	121,881	120,702
Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)	27,842	55,116
Guggenheim Rydex Leisure (RLF)	77,869	76,354
Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)	29,065	29,591
Guggenheim Multi-Hedge Strategies (RVARS)	14,247	116,817
Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)	805,510	784,111
Guggenheim Rydex NASDAQ-100 (ROF)	1,361,067	2,256,221
Guggenheim Rydex Nova (RNF)	156,586	2
Guggenheim Rydex Precious Metals (RPMF)	500	505
Guggenheim Rydex Real Estate (RREF)	116,349	117,719
Guggenheim Rydex Retailing (RRF)	12,320	12,873
Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)	-	172,278
Guggenheim Rydex S&P 500 2X Strategy (RTF)	24,565	268,869
Guggenheim Rydex S&P 500 Pure Growth (RVLCG)	147,888	133,359
Guggenheim Rydex S&P 500 Pure Value (RVLCV)	326,403	125,821
Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)	40,919	43,976
Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)	120,205	120,466
Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)	238,001	245,021
Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)	-	2,291
Guggenheim Rydex Technology (RTEC)	1,289,942	723,860
Guggenheim Rydex Telecommunications (RTEL)	11,964	12,141
Guggenheim Rydex Transportation (RTRF)	46,936	-
Guggenheim Rydex Utilities (RUTL)	197,581	117,532
Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)	42,853	275,168
Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ)	2,680	1,515
Guggenheim Var Ser High Yield Ser P (SBLP)	88,972	9,341
Guggenheim Var Ser Small Cap Value Ser Q (SBLQ)	1,245	22
Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)	4,227	17
Invesco V.I. Core Equity I (AVGI)	301,398	305,268
Invesco V.I. Equity and Income I (IVKEI1)	65,220	65,778
Invesco V.I. Health Care I (IVHS)	62,667	2,665
Invesco V.I. Global Real Estate I (IVRE)	89,243	10,664
Invesco V.I. High Yield I (AVHY1)	1,852,010	1,894,555
Invesco V.I. Balanced Risk Allocation II (IVBRA2)	11,180	23,667
Invesco V.I. International Growth I (AVIE)	60,412	24,242
Invesco V.I. Diversified Dividend I (IVDDI)	92,749	131,809
Invesco V.I. Technology I (IVT)	182,980	117,209

Invesco V.I. Mid Cap Core Equity II (IVMCC2)	21,686	9,036
Invesco V.I. Government Securities I (IVGS1)	29,577	529,101
Invesco V.I. Core Plus Bond I (IVCPBI)	176,236	51,140
Invesco V.I. Government Money Market I (IVGMMI)	27,178,303	33,600,823
Invesco Oppenheimer V.I. Total Return Bond - S2 (OVTRBS)	14,491	18,571
Invesco Oppenheimer V.I. International Growth - S2 (OVIGS)	26,142	30,186
Invesco Oppenheimer V.I. Global - S2 (OVGSS)	174,525	2,439
Invesco Oppenheimer V.I. Main Street - S2 (OVGIS)	47,805	82,976

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Invesco Oppenheimer V.I. Global Strategic Inc - S2 (OVSBS)	699	24
Ivy VIP Balanced (WRBP)	39,474	-
Ivy VIP Corporate Bond (WRBDP)	778,883	1
Ivy VIP Energy (WRENG)	30,535	30,646
Ivy VIP Global Bond (WRGBP)	110,403	88,419
Ivy VIP Natural Resources (WRGNR)	528	26
Ivy VIP High Income (WRHIP)	743,182	816,989
Ivy VIP Limited-Term Bond (WRLTBP)	499	87
Ivy VIP Mid Cap Growth (WRMCG)	244,293	237,855
Ivy VIP Science and Technology (WRSTP)	330,115	52,148
Ivy VIP Value (WRVP)	31,669	33
Janus Henderson Balanced - Inst (JABIN)	3,591,500	2,760,361
Janus Henderson Forty - Inst (JAFRIN)	727,613	212,733
Janus Henderson Global Research - Inst (JAGRIN)	72,423	36,640
Janus Henderson US Low Volatility - Serv (JIULVV)	1,272,915	965,921
Janus Henderson Mid Cap Value - Inst (JMCVIN)	88,864	1,880
Janus Henderson Research - Inst (JARIN)	16,749	121,034
Janus Henderson Enterprise - Inst (JAEI)	407,827	149,321
Janus Henderson Flexible Bond - Serv (JAFBS)	4,472	2,735
Janus Henderson Overseas - Inst (JAIG)	19,596	15,959
JHancock Emerging Markets Value Trust NAV (JHEVTN)	271,527	101,275
JPMorgan Global Allocation Class 2 (JPIGA2)	275,756	18,101
JPMorgan Income Builder Class 2 (JPIIB2)	548,364	101,669
Lazard Retirement Global Dynamic Multi-Asset (LZRGDM)	61,729	8
Lazard Retirement US Small-Mid Cap Equity (LZRUSM)	761,691	818,881
Lazard Retirement Emerging Markets Equity (LZREMS)	183,465	194,553
Lazard Retirement International Equity (LZRIES)	40,363	62,717
LMCBV Aggressive Growth I (LPVCAI)	548	1,251
LMCBV Dividend Strategy I (LPVCII)	199,057	203,515
LMCBV Small Cap Growth II (SBVSG2)	1,023,333	654,868
LM QS Dynamic Multi Strategy II (LPVQD2)	333	152
LMCBV Large Cap Growth I (LVCLGI)	164,513	903
LMWAV Global High Yield Bond I (SBVHY)	535,932	535,832
Lord Abbett Calibrated Dividend Growth (LOVCDG)	331,470	-
Lord Abbett Bond Debenture (LOVBD)	2,864,451	1,240,353
MainStay VP MacKay Convertible Service (MNCPS)	580,960	72,826
MFS Growth Series - Service (MEGSS)	54,892	10,716
MFS Value Series - Service (MVFSC)	143,640	84,878
NVIT Government Money Market (SAMY)	5,488,579	4,880,651
NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)	1,070,273	140,359
NVIT International Index - Class Y (GVIXY)	513,032	160,154
NVIT Multi-Manager Mid Cap Value I (NVMMV1)	67,888	27
NW DFA NVIT Capital Appreciation P (NVLCAP)	239,825	684,719
NVIT Bond Index - Class Y (NVBXD)	94,157	91,387
NVIT Small Cap Index - Class Y (NVSIXD)	484,629	28,053
NVIT Mid Cap Index - Class Y (MCIFD)	308,363	51,354
NVIT S&P 500 Index - Class Y (GVEXD)	573,119	498,138
Neuberger Berman AMT US Equity Index PutWrite Strategy (NBARMS)	46	7
Neuberger Berman AMT Short Duration Bond (AMTB)	5,691	55
Neuberger Berman AMT Mid Cap Growth Class I (AMCG)	30,458	62,948
Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)	42,432	83,825
Neuberger Berman AMT Sustainable Equity Class I (AMSRS)	313,613	329,570
Ntrn Lts Power Momentum (NOVPM)	47	5
Ntrn Lts Power Dividend Index (NOVPDI)	804	506
Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)	23,314	2,345
Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)	315	-

PIMCO VIT All Asset All Authority - Admin (PVAAAD)	93,379	54,544
PIMCO VIT Global Multi-Asset Managed Allocation Adm (PVGMAA)	-	23,245
PIMCO VIT Short-Term - Admin (PVSTA)	1,502,245	1,333,871
PIMCO VIT Dynamic Bond - Admin (PMUBAM)	15,443	463,719
PIMCO VIT All Asset - Admin (PMVAAA)	25,754	186
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)	1,443	10,404
PIMCO VIT International Bond (Unhedged)- Admin (PMVFBA)	48	18,965
PIMCO VIT High Yield - Admin (PMVHYA)	949,923	856,248

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

PIMCO VIT Income - Admin (PMVID)	3,232,367	82,502
PIMCO VIT Long Term US Government - Admin (PMVLGA)	7,663	5,141
PIMCO VIT Low Duration - Admin (PMVLDA)	882,997	19,595
PIMCO VIT Real Return - Admin (PMVRRA)	14,922	12,929
PIMCO VIT Total Return - Admin (PMVTRA)	456,410	106,710
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)	2,000,689	1,971,410
PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)	79,015	5,600
PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)	239,448	78,052
ProFunds VP Government Money Market (PROGMM)	983,462	1,341,473
ProFunds VP Large-Cap Growth (PROLCG)	2,413,630	1,458,470
ProFunds VP Mid-Cap (PROMC)	44,755	71,914
ProFunds VP Mid-Cap Value (PROMCV)	101,374	228
ProFunds VP Small Cap (PROSC)	39,712	111
ProFunds VP Small-Cap Growth (PROSCG)	62,621	178,131
ProFunds VP Small-Cap Value (PROSCV)	36,442	36,422
ProFunds VP UltraSmall-Cap (PROUSC)	176,901	176,797
ProFunds VP Asia 30 (PROA30)	12,597	28,608
ProFunds VP Biotechnology (PROBIO)	601	602
ProFunds VP Bull (PROBL)	15,905	16,178
ProFunds VP Consumer Services (PROCS)	2,730	19,947
ProFunds VP Emerging Markets (PROEM)	738	3,517
ProFunds VP Financials (PROFIN)	5,953	37,838
ProFunds VP Health Care (PROHC)	-	58,280
ProFunds VP Industrials (PROIND)	620,809	583,359
ProFunds VP Internet (PRONET)	305,343	203,560
ProFunds VP Japan (PROJP)	15,820	324
ProFunds VP NASDAQ-100 (PRON)	792,576	1,041,449
ProFunds VP Precious Metals (PROPM)	246,727	21,565
ProFunds VP Real Estate (PRORE)	87,397	80,546
ProFunds VP Semiconductor (PROSCN)	6,169	10
ProFunds VP Technology (PROTEC)	17,099	9,724
ProFunds VP Telecommunications (PROTEL)	352	118
ProFunds VP U.S. Government Plus (PROGVP)	16,374	15,263
ProFunds VP UltraNASDAQ-100 (PROUN)	173,814	176,365
ProFunds VP Utilities (PROUTL)	26,002	6,563
Putnam VT Mortgage Securities Cl IB (PVAGIB)	117,108	33,866
Putnam VT Diversified Income Cl IB (PVDIB)	8,663	20,325
Putnam VT Equity Income Cl IB (PVEIB)	260,171	78,816
Putnam VT High Yield Cl IB (PVHYB)	1,202,468	1,136,664
Putnam VT Income Cl IB (PVIB)	250,290	111
Redwood Managed Volatility Class N (RWMVN)	77	-
Royce Micro-Cap (ROCMC)	54,391	16,998
Royce Small-Cap (ROCSC)	247,150	113,040
T. Rowe Price Blue Chip Growth II (TRBCG2)	1,692,801	1,103,014
T. Rowe Price Equity Income II (TREI2)	53,045	62,661
T. Rowe Price Health Sciences II (TRHS2)	228,561	353,190
T. Rowe Price Limited-Term Bond II (TRLT2)	195,550	37,184
Timothy Plan Strategic Growth VS (TPVSGP)	275	148
VanEck VIP Global Gold Class S (VVGGS)	79,269	116,144
VanEck VIP Unconstrained Emerging Markets Bond (VWBF)	27,781	45,778
VanEck VIP Emerging Markets (VWEM)	156,510	201,405
VanEck VIP Global Hard Assets Initial Cl (VWHA)	-	5
Vanguard VIF Conservative Allocation (VVCA)	93,912	1,703
Vanguard VIF Balanced (VVB)	2,484,140	850,026
Vanguard VIF Capital Growth (VVCG)	142,386	280,147
Vanguard VIF Diversified Value (VVDV)	51,341	135,849

Vanguard VIF Equity Income (VVEI)	1,009,963	103,594
Vanguard VIF Equity Index (VVEIX)	973,024	303,829
Vanguard VIF Growth (VVG)	947,415	203,151
Vanguard VIF Global Bond Index (VVGBI)	137,463	4,098
Vanguard VIF High Yield Bond (VVHYB)	979,951	203,405
Vanguard VIF International (VVI)	1,528,792	309,973
Vanguard VIF Mid-Cap Index (VVMCI)	787,560	46,332
Vanguard VIF REIT Index (VVREI)	597,251	294,006

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Vanguard VIF Short-Term Investment Grade (VVSTC)	1,424,925	318,407
Vanguard VIF Small Company Growth (VVSCG)	153,516	91,864
Vanguard VIF Total Bond Market Index (VVHGB)	4,582,745	981,625
Vanguard VIF Total International Stock Market Index (VVTISI)	254,351	2,517
Vanguard VIF Total Stock Market Index (VVTSM)	2,498,992	433,169
Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)	29,584	12,506
Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)	256,428	21,622
Wells Fargo VT Discovery (SVDF)	391,744	364,855
Westchester Merger Fund VL (MGRFV)	84,887	520,185
Lord Abbett International Opportunities (LOIOVC)	46,066	187,504
Oppenheimer Global Multi-Alternatives - Cl 2 (OVGMAS)	249	22,755
Tortoise VIP MLP & Pipeline Cl II (TTVMP2)	3,469	308,548
Janus Henderson Global Unconstrained Bond - Serv (JGUBSV)	363	90,458
Neuberger Berman AMT Large Cap Value I (AMTP)	376,178	311,365
	$132,853,253	$99,293,631

(6) Financial Highlights

The Company offer a variable annuity product through the Separate Account. The following tabular presentation is a summary of units, unit fair values, contract owners' equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2019, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2019. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners' Equity were considered to be irrelevant, and therefore are not presented. Contract Owners' Equity presented below may not agree to the Contract Owners' Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
Advisors Preferred Trust Gold Bullion Strategy (APTGBS)
2019	0.00%	17	10.57	$179	0.35%	17.94%
2018	0.00%	9	8.96	78	10.76%	-4.38%
2017	0.00% to 0.15%	3	9.37 to 10.19	26	0.00%	1.90% to 11.28%
2016	0.00%	3	8.42	24	0.00%	6.85%
2015	0.00%	1	16.98	6	0.00%	-13.41%****
Alger Large Cap Growth Class I-2 (ALCGI2)
2019	0.00%	0	37.18	13	0.00%	27.43%
2018	0.00%	0	29.18	13	0.00%	2.21%
2017	0.00% to 0.15%	0	11.22 to 28.55	12	0.00%	12.20% to 28.49%
2016	0.00%	0	22.22	10	0.00%	-0.85%
Alger Capital Appreciation Class I-2 (ALCAI2)
2019	0.00%	6	61.46	370	0.00%	33.58%
2018	0.00%	3	46.01	129	0.08%	-0.09%
2017	0.00% to 0.15%	2	11.41 to 46.05	109	0.26%	14.10% to 31.08%
2016	0.00%	1	35.13	47	0.24%	0.49%
2015	0.00%	1	69.74	29	0.00%	0.52%****
AB Growth and Income Class A (ALVGIA)
2019	0.00%	7	27.68	191	1.25%	23.91%
2018	0.00%	7	22.34	160	0.97%	-5.62%
2017	0.00% to 0.15%	9	11.46 to 23.67	222	1.44%	14.60% to 18.94%
2016	0.00%	8	19.90	163	1.27%	11.30%
AB International Value Class B (ALVIVB)
2019	0.00%	30	8.20	248	0.82%	16.79%
2018	0.00%	32	7.02	224	1.25%	-22.94%
2017	0.00% to 0.15%	3	9.11 to 11.20	27	2.61%	12.00% to 25.14%
2016	0.00%	2	7.28	16	2.77%	-0.82%
AB Small-Mid Cap Value - Class B (ALVSVB)
2019	0.00%	6	27.13	173	0.30%	19.90%
2018	0.00%	7	22.62	168	0.23%	-15.31%
2017	0.00% to 0.15%	9	11.09 to 26.71	252	0.26%	10.90% to 12.84%
2016	0.00%	4	23.67	99	0.39%	24.78%
2015	0.00%	1	39.61	27	0.00%	-8.09%****
ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)
2019	0.00%	1	18.62	21	1.54%	22.17%
ALPS Balanced ETF Asset Allocation II (ABEAA2)
2019	0.00%	22	17.31	375	2.09%	16.26%
2018	0.00%	21	14.88	316	2.27%	-6.24%
2017	0.00% to 0.15%	8	10.75 to 15.87	130	2.44%	7.50% to 13.28%
2016	0.00%	4	14.01	52	3.01%	8.52%
ALPS Conservative ETF Asset Allocation II (ACEAA2)
2019	0.00%	2	14.43	28	2.05%	9.53%
2018	0.00%	2	13.18	29	3.12%	-2.37%
ALPS Growth ETF Asset Allocation II (AGEAA2)
2019	0.00%	14	18.26	264	1.83%	19.77%
2018	0.00%	13	15.25	201	2.12%	-8.02%
2017	0.00% to 0.15%	2	10.98 to 16.58	35	1.38%	9.80% to 17.26%
2016	0.00%	2	14.14	30	0.00%	9.70%
ALPS Income and Growth ETF Asset Allocation II (AUGEA2)
2019	0.00%	19	15.82	295	5.22%	12.90%
2018	0.00%	1	14.01	18	1.91%	-4.24%
2017	0.00% to 0.15%	1	10.54 to 14.63	19	1.78%	5.40% to 9.92%
2016	0.00%	1	13.31	18	2.23%	6.39%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
ALPS Alerian Energy Infrastructure Class III (AAEIP3)
2019	0.00%	37	10.15	380	1.84%	20.41%
2018	0.00%	15	8.43	129	1.00%	-18.94%
2017	0.00% to 0.15%	22	9.82 to 10.40	233	1.93%	-1.80% to -0.86%
2016	0.00%	37	10.49	392	2.63%	40.81%
2015	0.00%	17	19.30	127	2.16%	-37.13%****
ALPS/Red Rocks Listed Private Equity Cl III (ARLPE3)
2019	0.00%	0	15.26	2	0.00%	39.84%
American Century VP Balanced - Class I (ACVB)
2019	0.00%	25	26.17	662	1.54%	19.85%
2018	0.00%	21	21.83	457	1.50%	-3.83%
2017	0.00% to 0.15%	14	10.81 to 22.70	311	1.73%	8.10% to 13.90%
2016	0.00%	3	19.93	52	1.95%	6.98%
American Century VP Income & Growth I (ACVIG)
2019	0.00%	7	29.94	204	2.30%	23.95%
2018	0.00%	4	24.16	91	1.95%	-6.86%
2017	0.00% to 0.15%	4	11.28 to 25.94	99	2.56%	12.80% to 20.48%
2016	0.00%	2	21.53	42	2.38%	13.49%
2015	0.00%	1	39.08	28	1.84%	-5.67%****
American Century VP Inflation Protection Class II (ACVIP2)
2019	0.00%	11	16.19	177	2.34%	8.90%
2018	0.00%	10	14.87	145	2.45%	-2.81%
2017	0.00% to 0.15%	9	10.21 to 15.30	137	2.65%	2.10% to 3.66%
2016	0.00%	8	14.76	122	0.96%	4.38%
American Century VP International I (ACVI)
2019	0.00%	29	24.12	706	0.87%	28.42%
2018	0.00%	29	18.78	539	1.26%	-15.25%
2017	0.00% to 0.15%	29	11.64 to 22.16	636	0.00%	16.40% to 31.20%
American Century VP Ultra I (ACVU1)
2019	0.00%	0	36.73	10	0.00%	34.58%
2018	0.00%	3	27.29	78	0.03%	0.74%
2017	0.00% to 0.15%	0	11.65 to 27.09	7	0.00%	16.50% to 32.21%
American Century VP Value I (ACVV)
2019	0.00%	0	30.29	3	2.13%	27.03%
2018	0.00%	1	23.84	24	1.70%	-9.18%
2017	0.00% to 0.15%	1	10.74 to 26.25	24	1.97%	7.40% to 8.74%
American Funds Mortgage Class 4 (AMVM4)
2019	0.00%	8	11.41	95	2.45%	4.80%
2018	0.00%	7	10.88	79	0.78%	0.00%
2017	0.00% to 0.15%	46	9.98 to 10.88	500	1.13%	-0.20% to 1.02%
2016	0.00%	63	10.77	678	1.54%	1.99%
2015	0.00%	37	21.16	392	5.28%	-0.38%****
American Funds Mngd Rsk Blue Chp Inc & Gr P-2 (AVRBP2)
2019	0.00%	7	14.27	99	1.59%	13.88%
2018	0.00%	7	12.53	89	3.47%	-7.39%
2017	0.00% to 0.15%	5	11.08 to 13.53	62	1.48%	10.80% to 15.05%
2016	0.00%	2	11.76	25	4.93%	13.40%
American Funds High-Income Bond Class 4 (AMVHI4)
2019	0.00%	13	12.84	171	2.10%	12.27%
2018	0.00%	5	11.44	62	1.97%	-2.64%
2017	0.00% to 0.15%	54	10.29 to 11.75	637	5.58%	2.90% to 6.62%
2016	0.00%	84	11.02	931	4.40%	17.36%

American Funds Growth-Income Class 4 (AMVGI4)

2019	0.00%	27	19.51	522	1.47%	25.85%
2018	0.00%	25	15.50	395	1.32%	-2.02%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
2017	0.00% to 0.15%	22	11.31 to 15.82	351	1.53%	13.10% to 22.07%
2016	0.00%	15	12.96	199	1.26%	11.24%
American Funds Growth Class 4 (AMVGR4)
2019	0.00%	34	21.78	738	0.56%	30.44%
2018	0.00%	38	16.69	634	0.27%	-0.54%
2017	0.00% to 0.15%	31	11.38 to 16.78	518	0.47%	13.80% to 27.99%
2016	0.00%	8	13.11	101	0.49%	9.25%
2015	0.00%	13	23.83	154	1.40%	1.44%****
American Funds Global Bond Class 4 (AMVGB4)
2019	0.00%	18	11.18	203	1.47%	7.54%
2018	0.00%	14	10.40	147	1.20%	-1.61%
2017	0.00% to 0.15%	10	10.32 to 10.57	103	1.52%	3.20% to 6.66%
2016	0.00%	0	9.91	0	0.00%	2.38%
American Funds Bond Class 4 (AMVBD4)
2019	0.00%	25	11.97	295	2.73%	9.08%
2018	0.00%	9	10.97	98	0.96%	-0.90%
2017	0.00% to 0.15%	62	10.17 to 11.07	682	2.08%	1.70% to 3.26%
2016	0.00%	54	10.72	574	2.02%	2.78%
American Funds Asset Allocation Class 4 (AMVAA4)
2019	0.00%	58	15.85	925	1.92%	20.93%
2018	0.00%	46	13.11	599	1.54%	-4.86%
2017	0.00% to 0.15%	36	10.89 to 13.78	495	1.87%	8.90% to 15.90%
2016	0.00%	11	11.89	127	1.90%	9.18%
2015	0.00%	1	21.89	10	4.42%	-1.00%****
American Funds Global Small Cap Class 4 (AMVGS4)
2019	0.00%	3	11.49	34	0.01%	31.24%
American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2)
2019	0.00%	24	14.38	349	2.32%	17.99%
2018	0.00%	25	12.19	303	1.35%	-4.91%
2017	0.00% to 0.15%	22	10.83 to 12.82	287	0.98%	8.30% to 14.77%
2016	0.00%	9	11.17	98	1.32%	7.30%
2015	0.00%	9	21.09	95	1.98%	-2.53%****
American Funds International Class 4 (AMVI4)
2019	0.00%	46	14.09	652	1.27%	22.67%
2018	0.00%	51	11.49	586	1.48%	-13.35%
2017	0.00% to 0.15%	57	11.59 to 13.26	762	1.66%	15.90% to 31.81%
2016	0.00%	35	10.06	357	1.30%	3.29%
2015	0.00%	19	20.79	184	2.38%	-11.86%****
American Funds Blue Chip Income and Growth 4 (AMVBC4)
2019	0.00%	10	17.65	171	1.87%	21.03%
2018	0.00%	8	14.58	111	2.04%	-8.93%
2017	0.00% to 0.15%	5	11.21 to 16.01	77	2.43%	12.10% to 16.69%
2016	0.00%	3	13.72	36	12.86%	18.48%
American Funds New World (AMVNW4)
2019	0.00%	83	14.25	1,187	0.87%	28.82%
2018	0.00%	66	11.06	735	0.86%	-14.26%
2017	0.00% to 0.15%	39	11.40 to 12.90	504	1.33%	14.00% to 29.13%
2016	0.00%	5	9.99	51	0.46%	5.05%
American Funds Global Growth Class 4 (AMVGG4)
2019	0.00%	2	11.93	23	1.11%	34.87%
2018	0.00%	1	18.84	9	5.04%	-11.60%****
American Funds US Government/AAA Rated Securities 4 (AMVUA4)
2019	0.00%	11	10.81	121	2.49%	5.14%

2018	0.00%	1	20.28	11	2.75%	2.80%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
American Funds International Growth and Income Class 4 (AMVIG4)
2019	0.00%	3	10.73	31	3.23%	22.46%
American Funds Capital Income Builder Class 4 (AMVCB4)
2019	0.00%	23	11.25	256	2.57%	17.62%
2018	0.00%	1	19.56	6	2.30%	-4.40%****
Amundi Pioneer Bond VCT II (PIVB2)
2019	0.00%	62	18.21	1,137	3.03%	8.89%
2018	0.00%	34	16.73	572	3.04%	-0.95%
2017	0.00% to 0.15%	13	10.22 to 16.89	224	2.60%	2.20% to 3.62%
2016	0.00%	10	16.30	166	2.54%	3.95%
2015	0.00%	2	31.64	27	1.67%	-1.75%****
Amundi Pioneer Equity Income VCT Class II (PIVEI2)
2019	0.00%	1	32.69	30	2.11%	25.23%
2018	0.00%	6	26.10	149	1.81%	-8.77%
2017	0.00% to 0.15%	11	11.16 to 28.61	329	4.16%	11.60% to 15.18%
2016	0.00%	0	24.84	11	2.59%	19.54%
Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)
2019	0.00%	0	25.59	6	1.40%	28.08%
2018	0.00%	2	19.98	46	0.11%	-19.50%
2017	0.00% to 0.15%	0	10.96 to 24.82	6	0.75%	9.60% to 12.87%
2016	0.00%	0	21.99	6	0.00%	16.23%
Amundi Pioneer Strategic Income VCT Class II (PIVSI2)
2019	0.00%	4	19.19	86	3.11%	9.52%
2018	0.00%	5	17.52	93	3.00%	-1.96%
2017	0.00% to 0.15%	6	10.25 to 17.87	99	3.32%	2.50% to 4.75%
2016	0.00%	1	17.06	19	3.24%	7.36%
BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)
2019	0.00%	30	11.22	336	2.02%	6.14%
2018	0.00%	33	10.57	353	1.91%	0.00%
2017	0.00% to 0.15%	32	10.03 to 10.57	340	1.78%	0.30% to 1.25%
2016	0.00%	33	10.44	341	1.43%	0.97%
2015	0.00%	14	20.84	144	1.38%	-1.52%****
BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3)
2019	0.00%	15	34.84	532	0.00%	32.33%
2018	0.00%	5	26.33	137	0.00%	2.77%
BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3)
2019	0.00%	1	28.40	27	0.41%	28.56%
2018	0.00%	1	22.09	21	0.58%	-5.52%
2017	0.00% to 0.15%	1	11.20 to 23.38	34	3.08%	12.00% to 21.96%
BlackRock High Yield V.I. Cl3 (BRVHY3)
2019	0.00%	55	16.10	890	5.13%	14.86%
2018	0.00%	24	14.01	329	5.23%	-2.91%
2017	0.00% to 0.15%	36	10.32 to 14.43	517	4.91%	3.20% to 7.05%
2016	0.00%	19	13.48	251	5.23%	12.80%
2015	0.00%	13	24.77	150	3.60%	-6.79%****
BlackRock Total Return V.I. Cl3 (BRVTR3)
2019	0.00%	30	12.62	373	2.60%	9.15%
2018	0.00%	23	11.56	260	2.43%	-0.69%
2017	0.00% to 0.15%	72	10.17 to 11.64	832	2.21%	1.70% to 3.19%
2016	0.00%	70	11.28	794	1.77%	2.45%
2015	0.00%	5	39.97	59	1.21%	-2.39%****
BlackRock Equity Dividend V.I. Cl3 (BRVED3)
2019	0.00%	6	25.06	146	1.69%	27.46%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
BlackRock Global Allocation V.I. Cl3 (MLVGA3)
2019	0.00%	37	16.30	601	1.37%	17.76%
2018	0.00%	33	13.84	460	0.89%	-7.61%
2017	0.00% to 0.15%	27	10.73 to 14.98	410	1.36%	7.30% to 13.74%
2016	0.00%	27	13.17	358	1.31%	3.78%
2015	0.00%	22	26.07	276	1.64%	-5.16%****
BNY Mellon Small Cap Stock Index - Serv (DVSCS)
2019	0.00%	37	37.49	1,396	0.68%	22.21%
2018	0.00%	22	30.68	667	0.70%	-8.96%
2017	0.00% to 0.15%	8	10.98 to 33.70	259	0.44%	9.80% to 12.41%
2016	0.00%	4	29.98	117	0.63%	25.70%
2015	0.00%	2	49.07	45	0.00%	-5.43%****
BNY Mellon Stock Index (DSIF)
2019	0.25%	16	19.23	299	1.54%	30.86%
2018	0.25%	11	14.69	156	1.24%	-4.92%
2017	0.25% to 0.40%	93	11.30 to 15.45	1,439	1.76%	13.00% to 21.27%
2016	0.25%	81	12.74	1,038	3.34%	11.36%
BNY Mellon Sustainable U.S. Equity (DSRG)
2019	0.00%	1	35.33	28	1.57%	34.36%
2018	0.00%	2	26.29	48	1.73%	-4.43%
2017	0.00% to 0.15%	2	10.74 to 27.51	50	0.93%	7.40% to 15.35%
2016	0.00%	1	23.85	24	0.00%	10.37%
BNY Mellon International Value (DVIV)
2019	0.00%	6	16.09	100	2.03%	22.39%
2018	0.00%	7	13.15	93	1.79%	-16.82%
2017	0.00% to 0.15%	9	11.52 to 15.81	141	1.27%	15.20% to 28.54%
2016	0.00%	7	12.30	90	0.00%	-1.44%
Calvert VP SRI Balanced Class F (CVSBF)
2019	0.00%	22	15.12	336	0.94%	24.28%
2018	0.00%	5	12.17	59	1.78%	-2.64%
2017	0.00% to 0.15%	5	10.73 to 12.50	61	2.02%	7.30% to 11.31%
2016	0.00%	5	11.23	55	5.37%	7.36%
CVP Strategic Income 2 (CLVSI2)
2019	0.00%	28	12.07	341	3.03%	10.22%
2018	0.00%	31	10.95	341	2.25%	-0.64%
2017	0.00%	7	10.30 to 11.02	78	0.00%	3.00% to 5.86%
CVP Seligman Global Technology - Class 2 (CLVGT2)
2019	0.00%	11	71.77	787	0.00%	54.97%
CVP Seligman Global Technology - Class 2 (CLVGT2)
2018	0.00%	6	46.31	284	0.00%	-8.46%
2017	0.00%	4	11.31 to 50.59	220	0.00%	13.10% to 34.94%
CVP Select Small Cap Value (CLVSV1)
2019	0.00%	3	20.90	69	0.00%	17.74%
2018	0.00%	3	17.75	60	0.00%	-12.60%
2017	0.00%	1	11.01 to 20.31	10	0.00%	10.10% to 12.27%
CVP Select Large Cap Value (CLVLV1)
2019	0.00%	10	25.69	262	0.00%	26.75%
2018	0.00%	17	20.27	342	0.00%	-12.21%
2017	0.00%	17	11.56 to 23.09	385	0.00%	15.60% to 20.95%
CVP AQR Managed Futures Strategy (CLVQF2)
2019	0.00%	18	8.33	149	0.00%	0.42%
2018	0.00%	16	8.30	130	0.00%	-7.68%
2017	0.00% to 0.15%	28	8.99 to 10.19	252	0.28%	-0.99% to 1.90%

2016	0.00%	20	9.08	185	6.01%	-9.11%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
Credit Suisse Trust Commodity Return Strategy (CSCRS)
2019	0.00%	4	5.38	21	0.89%	6.69%
2018	0.00%	4	5.05	18	2.84%	-11.56%
2017	0.00%	1	5.71 to 10.45	8	0.00%	1.42% to 4.50%
2016	0.00%	1	5.63	8	0.00%	12.15%
Delaware VIP Small Cap Value - Service (DWVSVS)
2019	0.00%	18	14.58	269	0.74%	27.72%
Delaware VIP Small Cap Value - Service (DWVSVS)
2018	0.00%	17	11.41	198	0.60%	-16.96%
2017	0.00%	19	10.77 to 13.74	257	0.00%	7.70% to 11.71%
2016	0.00%	6	12.30	79	0.65%	31.13%
DFA VA Equity Allocation (DFVEA)
2019	0.25%	56	11.54	643	2.66%	25.60%
2018	0.25%	14	9.19	125	4.24%	-11.38%
DFA VA Global Moderate Allocation (DFVGMI)
2019	0.25%	157	13.43	2,113	2.34%	17.83%
2018	0.25%	157	11.39	1,787	2.13%	-7.17%
2017	0.00%	140	10.88 to 12.27	1,713	0.00%	8.80% to 14.25%
2016	0.25%	111	10.74	1,192	1.80%	8.81%
2015	0.25%	92	20.27	913	2.21%	-5.10%****
DFA VA Global Bond (DFVGB)
2019	0.25%	116	11.33	1,310	2.77%	3.93%
2018	0.25%	97	10.90	1,055	4.50%	1.49%
2017	0.00%	92	10.04 to 10.74	991	0.00%	40.00% to 1.90%
2016	0.25%	73	10.54	766	4.59%	1.44%
2015	0.25%	0	20.83	5	7.12%	-0.48%
DFA VA International Small (DFVIS)
2019	0.25%	97	13.58	1,313	3.06%	23.59%
2018	0.25%	85	10.99	933	1.60%	-19.96%
2017	0.00%	65	11.60 to 13.73	887	0.00%	16.00% to 29.65%
2016	0.25%	29	10.59	307	3.18%	6.01%
2015	0.25%	14	20.21	137	4.97%	-2.25%****
DFA VA International Value (DFVIV)
2019	0.25%	251	11.27	2,829	3.98%	15.57%
2018	0.25%	209	9.75	2,035	3.08%	-17.30%
2017	0.25% to 0.40%	101	11.66 to 11.79	1,188	3.05%	16.60% to 25.43%
2016	0.25%	80	9.40	751	4.26%	8.92%
2015	0.25%	45	18.66	388	6.56%	-13.96%****
DFA VA Short-Term Fixed (DFVSTF)
2019	0.25%	120	10.48	1,259	2.50%	2.26%
2018	0.25%	93	10.24	954	1.98%	1.49%
2017	0.25% to 0.40%	34	10.02 to 10.09	340	1.04%	20.00% to 0.60%
2016	0.25%	13	10.03	126	1.50%	0.50%
2015	0.25%	1	19.98	7	1.39%	-0.20%****
DFA VA U.S. Large Value (DFVULV)
2019	0.25%	205	16.27	3,328	2.19%	25.47%
2018	0.25%	197	12.97	2,548	2.49%	-12.31%
2017	0.25% to 0.40%	78	11.39 to 14.79	1,149	2.91%	13.90% to 18.80%
2016	0.25%	43	12.45	536	2.60%	18.57%
2015	0.25%	25	21.60	264	5.16%	-5.41%****
DFA VA U.S. Targeted Value (DFVUTV)
2019	0.25%	75	13.99	1,044	1.52%	22.25%
2018	0.25%	73	11.44	831	1.01%	-16.07%

2017	0.25% to 0.40%	62	10.96 to 13.63	847	1.45%	9.48% to 9.60%
2016	0.25%	35	12.45	438	1.63%	27.17%
2015	0.25%	9	20.52	83	2.44%	-8.76%****

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
Eaton Vance VT Floating-Rate Income (ETVFR)
2019	0.00%	144	14.27	2,055	4.28%	7.07%
2018	0.00%	88	13.33	1,167	3.80%	-0.07%
2017	0.00% to 0.15%	97	10.19 to 13.34	1,294	3.28%	1.90% to 3.49%
2016	0.00%	95	12.89	1,227	3.39%	8.87%
2015	0.00%	0	24.07	3	2.43%	-3.19%
Federated Kaufmann II (FVK2S)
2019	0.00%	19	33.76	628	0.00%	33.52%
2018	0.00%	4	25.28	112	0.00%	3.56%
2017	0.00% to 0.15%	1	11.48 to 24.41	19	0.00%	14.80% to 27.94%
2016	0.00%	0	19.08	9	0.00%	3.41%
Federated Managed Volatility II (FVU2)
2019	0.00%	10	28.85	279	1.99%	20.23%
2018	0.00%	9	23.99	222	3.10%	-8.50%
2017	0.00% to 0.15%	5	11.08 to 26.22	139	2.69%	10.80% to 18.11%
2016	0.00%	3	22.20	58	2.51%	7.71%
2015	0.00%	8	43.38	156	0.00%	-9.49%****
Federated High Income Bond II (FHIB)
2019	0.00%	7	27.62	202	6.30%	14.54%
2018	0.00%	6	24.11	133	6.46%	-3.29%
2017	0.00% to 0.15%	3	10.29 to 24.93	77	3.40%	2.90% to 6.95%
2016	0.00%	1	23.31	30	0.16%	14.77%
Fidelity VIP Intl Capital Apprec - Serv II (FVICA2)
2019	0.00%	19	22.05	430	0.53%	32.93%
2018	0.00%	8	16.59	135	0.53%	-12.96%
2017	0.00% to 0.15%	8	11.76 to 19.06	153	1.04%	17.60% to 36.05%
Fidelity VIP Freedom Income Serv II (FVFI2)
2019	0.00%	12	12.04	146	2.59%	11.63%
2018	0.00%	5	10.79	58	1.72%	-2.26%
2017	0.00% to 0.15%	4	10.44 to 11.04	49	5.90%	4.40% to 8.34%
Fidelity VIP Disciplined Small Cap - Serv II (FDSCS2)
2019	0.00%	7	25.08	164	1.56%	23.37%
2018	0.00%	1	20.33	29	0.25%	-13.27%
2017	0.00% to 0.15%	5	10.46 to 23.44	124	0.67%	4.60% to 6.79%
2016	0.00%	1	21.95	14	0.86%	22.28%
Fidelity VIP Contrafund - Serv II (FC2)
2019	0.00%	15	28.32	437	0.27%	31.27%
2018	0.00%	10	21.57	206	0.48%	-6.66%
2017	0.00% to 0.15%	9	11.11 to 23.11	196	1.15%	11.10% to 21.57%
2016	0.00%	3	19.01	59	0.61%	7.77%
2015	0.00%	4	35.80	77	0.92%	-2.86%****
Fidelity VIP Balanced - Serv II (FB2)
2019	0.00%	23	22.56	528	1.43%	24.11%
2018	0.00%	23	18.18	417	1.22%	-4.42%
2017	0.00% to 0.15%	30	10.87 to 19.02	572	1.34%	8.70% to 16.12%
2016	0.00%	1	16.38	18	2.55%	6.99%
2015	0.00%	6	31.02	92	2.03%	-2.55%****
Fidelity VIP Equity-Income - Serv II (FEI2)
2019	0.00%	1	25.70	21	1.48%	27.11%
Fidelity VIP Growth & Income - Serv II (FGI2)
2019	0.00%	0	28.90	4	1.03%	29.68%
Fidelity VIP Growth Opportunities - Serv II (FGO2)
2019	0.00%	12	44.69	557	0.00%	40.49%

2018	0.00%	1	31.81	19	0.00%	12.20%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
Fidelity VIP Growth - Serv II (FG2)
2019	0.00%	10	35.55	350	0.09%	33.98%
2018	0.00%	45	26.53	1,186	0.01%	-0.45%
2017	0.00% to 0.15%	4	11.56 to 26.65	109	0.06%	15.60% to 34.80%
2016	0.00%	2	19.77	40	0.00%	0.56%
2015	0.00%	2	38.90	33	0.06%	2.18%****
Fidelity VIP High Income - Serv II (FHI2)
2019	0.00%	48	16.47	785	4.40%	14.77%
2018	0.00%	33	14.35	475	0.00%	-3.63%
2017	0.00% to 0.15%	2	10.29 to 14.89	34	3.82%	2.90% to 6.89%
Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)
2019	0.00%	86	13.60	1,171	2.87%	9.40%
2018	0.00%	49	12.43	603	2.09%	-0.80%
2017	0.00% to 0.15%	40	10.21 to 12.53	495	2.69%	2.10% to 3.98%
2016	0.00%	26	12.05	310	3.24%	4.51%
Fidelity VIP Mid Cap - Serv II (FMC2)
2019	0.00%	7	21.19	141	0.69%	23.17%
2018	0.00%	7	17.20	117	0.43%	-14.77%
2017	0.00% to 0.15%	3	11.29 to 20.18	57	0.52%	12.90% to 20.48%
2016	0.00%	3	16.75	44	0.39%	11.97%
2015	0.00%	2	30.93	27	0.29%	-6.32%****
Fidelity VIP Overseas - Serv II (FO2)
2019	0.00%	13	16.71	211	1.60%	27.50%
2018	0.00%	12	13.11	157	1.27%	-15.04%
2017	0.00% to 0.15%	13	11.37 to 15.43	193	1.78%	13.70% to 29.99%
2016	0.00%	8	11.87	92	1.40%	-5.27%
2015	0.00%	6	25.60	79	4.83%	-4.13%****
Fidelity VIP Value -Serv II (FV2)
2019	0.00%	0	26.53	4	1.26%	31.88%
Fidelity VIP Real Estate - Serv II (FRESS2)
2019	0.00%	2	23.27	36	2.16%	22.95%
2018	0.00%	1	18.93	20	2.52%	-6.47%
2017	0.00% to 0.15%	1	10.28 to 20.24	25	1.74%	2.80% to 3.79%
2016	0.00%	0	19.50	9	0.38%	5.46%
Fidelity VIP Strategic Income - Serv II (FVSIS2)
2019	0.00%	32	14.56	469	4.19%	10.66%
2018	0.00%	21	13.16	277	3.13%	-2.81%
2017	0.00% to 0.15%	18	10.38 to 13.54	244	4.90%	3.80% to 7.55%
2016	0.00%	5	12.59	63	3.82%	7.98%
2015	0.00%	4	23.87	44	9.73%	-4.50%****
First Eagle Overseas (FEOVF)
2019	0.00%	6	23.26	144	0.46%	17.38%
2018	0.00%	2	19.81	43	1.08%	-10.56%
2017	0.00% to 0.15%	1	10.66 to 22.15	33	0.26%	6.60% to 14.59%
2015	0.00%	1	37.84	27	0.74%	-5.55%****
Franklin Mutual Shares II (FTVMS2)
2019	0.00%	1	28.67	37	1.39%	22.57%
2018	0.00%	2	23.39	42	2.49%	-9.06%
2017	0.00% to 0.15%	1	10.33 to 25.72	38	1.18%	3.30% to 8.34%
2016	0.00%	2	23.74	57	2.30%	16.09%
2015	0.00%	1	42.79	28	0.00%	-8.46%****

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
Franklin Income II (FTVIS2)
2019	0.00%	9	27.31	232	5.94%	16.06%
2018	0.00%	4	23.53	90	5.27%	-4.31%
2017	0.00% to 0.15%	3	10.60 to 24.59	74	4.62%	6.00% to 9.68%
2016	0.00%	1	22.42	27	5.44%	14.04%
Franklin Global Real Estate II (FTVGR2)
2019	0.00%	0	25.90	12	2.22%	22.37%
2018	0.00%	0	21.16	8	3.33%	-6.78%
2017	0.00% to 0.15%	0	10.66 to 22.70	9	3.96%	6.60% to 10.46%
Franklin Rising Dividends II (FTVRD2)
2019	0.00%	18	16.55	291	1.24%	29.23%
2018	0.00%	13	12.81	162	1.29%	-5.04%
2017	0.00% to 0.15%	17	11.27 to 13.49	224	1.69%	12.70% to 20.55%
2016	0.00%	11	11.19	128	1.53%	16.08%
Franklin U.S. Government Securities II (FTVUG2)
2019	0.00%	3	13.29	37	2.88%	5.23%
2018	0.00%	3	12.63	35	2.73%	0.32%
2017	0.00% to 0.15%	3	10.05 to 12.59	36	2.70%	50.00% to 1.29%
2016	0.00%	5	12.43	57	2.70%	0.73%
2015	0.00%	5	24.73	57	0.00%	-0.40%****
Franklin Templeton Global Bond II (FTVGI2)
2019	0.00%	35	17.98	635	7.87%	2.01%
2018	0.00%	26	17.63	461	0.00%	1.97%
2017	0.00% to 0.15%	29	9.79 to 17.29	500	0.00%	-2.10% to 1.89%
2016	0.00%	19	16.97	321	0.00%	2.97%
2015	0.00%	18	33.90	291	1.36%	-5.40%****
Franklin Strategic Income II (FTVSI2)
2019	0.00%	34	20.05	677	7.63%	8.05%
2018	0.00%	13	18.56	237	2.65%	-2.11%
2017	0.00% to 0.15%	9	10.19 to 18.96	162	2.81%	1.90% to 4.52%
2016	0.00%	3	18.14	56	4.19%	7.98%
2015	0.00%	5	34.60	91	5.92%	-5.62%****
Goldman Sachs VIT Multi-Strategy Alternatives (GVMSA)
2019	0.00%	6	9.98	56	3.33%	8.60%
2018	0.00%	4	9.19	39	2.26%	-7.08%
2017	0.00% to 0.15%	4	9.89 to 10.21	42	4.64%	2.10% to 5.10%
2016	0.00%	1	9.41	10	0.71%	0.32%
Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)
2019	0.00%	105	14.78	1,546	2.70%	4.49%
2018	0.00%	82	14.15	1,159	4.47%	1.14%
2017	0.00% to 0.15%	69	10.39 to 13.99	959	3.08%	3.90% to 6.71%
2016	0.00%	3	13.11	35	0.00%	6.85%
Guggenheim Global Managed Futures Strategy (RVMFU)
2019	0.00%	10	7.46	76	0.86%	8.14%
2018	0.00%	10	6.90	66	0.00%	-8.97%
2017	0.00% to 0.15%	9	7.58 to 10.55	65	1.87%	5.50% to 8.75%
2016	0.00%	1	6.97	8	3.85%	-14.79%
2015	0.00%	0	17.18	3	0.00%	-9.11%
Guggenheim Long Short Equity (RSRF)
2019	0.00%	2	17.34	35	0.60%	5.54%
2018	0.00%	1	16.43	18	0.00%	-12.93%
Guggenheim Rydex Banking (RBKF)
2019	0.00%	6	10.13	58	0.00%	28.39%

2017	0.00% to 0.15%	5	9.77 to 11.24	46	0.00% 12.40% to 12.56%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
Guggenheim Rydex Basic Materials (RBMF)
2017	0.00% to 0.15%	1	11.38 to 23.85	25	0.24%	13.80% to 21.44%
2016	0.00%	6	19.64	121	0.00%	30.85%
Guggenheim Rydex Biotechnology (RBF)
2019	0.00%	2	56.01	97	0.00%	24.67%
2018	0.00%	2	44.93	68	0.00%	-9.45%
2017	0.00% to 0.15%	0	11.16 to 49.62	16	0.00%	11.60% to 29.45%
2015	0.00%	0	99.53	3	0.00%	-7.93%
Guggenheim Rydex Consumer Products (RCPF)
2019	0.00%	10	34.04	344	0.91%	22.33%
2018	0.00%	10	27.82	276	0.47%	-12.13%
2017	0.00% to 0.15%	10	10.49 to 31.66	313	0.97%	4.90% to 11.52%
2016	0.00%	10	28.39	274	0.79%	5.42%
2015	0.00%	28	53.11	748	0.00%	2.86%****
Guggenheim Rydex Electronics (RELF)
2019	0.00%	8	37.30	308	0.00%	59.28%
2018	0.00%	1	23.42	27	0.00%	-12.71%
2017	0.00% to 1.50%	1	11.82 to 26.83	35	0.00%	18.20% to 31.07%
Guggenheim Rydex Energy (RENF)
2019	0.00%	0	11.26	1	0.40%	6.81%
2017	0.00% to 0.15%	2	10.70 to 14.15	30	0.58%	-6.29% to 7.00%
2016	0.00%	1	15.10	20	0.40%	31.42%
2015	0.00%	0	29.09	3	0.00%	-34.72%
Guggenheim Rydex Energy Services (RESF)
2019	0.00%	4	5.57	21	0.00%	-0.07%
Guggenheim Rydex Financial Services (RFSF)
2017	0.00% to 0.15%	2	11.22 to 14.62	28	1.13%	12.20% to 15.57%
2016	0.00%	1	12.65	17	0.00%	15.84%
Guggenheim Rydex Gov't Long Bond 1.2X Strtgy (RUGB)
2019	0.00%	2	21.48	40	0.85%	16.78%
2018	0.00%	1	18.40	13	1.65%	-5.30%
Guggenheim Rydex Health Care (RHCF)
2019	0.00%	0	37.95	19	0.00%	22.57%
2018	0.00%	0	30.96	15	0.00%	1.24%
2017	0.00% to 0.15%	1	10.91 to 30.58	39	0.00%	9.10% to 22.86%
2016	0.00%	1	24.89	15	0.00%	-9.69%
2015	0.00%	9	57.07	235	0.00%	-6.61%****
Guggenheim Rydex Internet (RINF)
2017	0.00% to 0.15%	1	11.59 to 39.59	38	0.00%	15.90% to 33.98%
Guggenheim Rydex Inverse Gov't Long Bond Strtgy (RJNF)
2019	0.00%	1	3.34	5	0.00%	-13.29%
2018	0.00%	1	3.85	5	0.00%	3.77%
2017	0.00% to 0.15%	6	3.71 to 9.30	22	0.00%	-8.85% to -7.00%
Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)
2018	0.00%	22	1.33	29	0.00%	-2.21%
Guggenheim Multi-Hedge Strategies (RVARS)
2019	0.00%	5	10.65	57	1.57%	5.01%
2018	0.00%	15	10.14	156	0.00%	-5.06%
2017	0.00% to 0.15%	14	10.28 to 10.68	146	0.00%	280.00% to 3.69%
2016	0.00%	7	10.30	68	0.10%	-0.48%
2015	0.00%	6	20.76	64	0.00%	-0.58%****
Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)
2019	0.00%	4	160.24	712	0.19%	80.50%

2018	0.00%	5	88.78	449	0.00%	-9.31%
2017	0.00% to 0.15%	4	12.70 to 97.89	385	0.00%	27.00% to 69.48%
2016	0.00%	3	57.76	196	0.00%	9.60%
2015	0.00%	3	100.94	182	0.00%	9.25%****

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
Guggenheim Rydex NASDAQ-100 (ROF)
2019	0.00%	7	57.13	392	0.05%	36.86%
2018	0.00%	25	41.74	1,060	0.00%	-1.81%
2017	0.00% to 0.15%	1	11.34 to 42.51	60	0.00%	13.40% to 31.12%
2016	0.00%	1	32.42	17	0.00%	5.98%
2015	0.00%	2	59.59	60	0.00%	5.48%****
Guggenheim Rydex Nova (RNF)
2019	0.00%	4	41.74	156	0.00%	45.04%
2017	0.00% to 0.15%	9	11.91 to 32.09	282	0.05%	19.10% to 31.79%
2016	0.00%	9	24.35	214	0.00%	15.73%
Guggenheim Rydex Precious Metals (RPMF)
2016	0.00%	8	9.99	78	0.00%	65.67%
Guggenheim Rydex Real Estate (RREF)
2019	0.00%	2	21.69	45	1.52%	24.43%
2018	0.00%	2	17.43	36	0.65%	-7.34%
2017	0.00% to 0.15%	3	10.27 to 18.81	63	3.42%	2.70% to 6.63%
2016	0.00%	1	17.64	16	0.00%	10.18%
Guggenheim Rydex Retailing (RRF)
2017	0.00% to 0.15%	1	10.79 to 26.02	25	0.00%	7.90% to 12.84%
2016	0.00%	1	23.06	16	0.00%	0.30%
Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)
2018	0.00%	7	24.91	171	0.00%	-19.57%
Guggenheim Rydex S&P 500 2X Strategy (RTF)
2019	0.00%	4	50.69	224	0.00%	62.52%
2018	0.00%	11	31.19	352	0.05%	-15.41%
2017	0.00% to 0.15%	6	12.57 to 36.87	223	0.00%	25.70% to 43.52%
Guggenheim Rydex S&P 500 Pure Growth (RVLCG)
2019	0.00%	1	35.59	19	0.00%	26.60%
2015	0.00%	1	47.49	30	0.00%	-3.27%****
Guggenheim Rydex S&P 500 Pure Value (RVLCV)
2019	0.00%	8	28.60	218	0.75%	23.27%
2018	0.00%	0	23.20	8	0.41%	-13.30%
2017	0.00% to 0.15%	2	11.31 to 26.76	51	0.47%	13.10% to 15.84%
2016	0.00%	1	23.10	18	1.41%	17.38%
Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)
2016	0.00%	0	25.87	3	0.00%	18.72%
Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)
2016	0.00%	1	22.00	30	0.00%	31.74%
2015	0.00%	1	36.45	18	0.00%	-15.44%****
Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)
2018	0.00%	0	8.38	2	0.00%	11.73%
Guggenheim Rydex Technology (RTEC)
2019	0.00%	17	40.23	677	0.00%	39.75%
2018	0.00%	1	28.78	25	0.00%	-1.51%
2017	0.00% to 0.15%	1	11.67 to 29.22	40	0.00%	16.70% to 32.64%
2016	0.00%	1	22.03	16	0.00%	11.04%
Guggenheim Rydex Telecommunications (RTEL)
2017	0.00% to 0.15%	2	10.42 to 15.02	24	1.26%	4.20% to 5.85%
2016	0.00%	1	14.19	19	0.00%	17.37%
Guggenheim Rydex Transportation (RTRF)
2019	0.00%	2	30.41	48	0.00%	22.24%
2017	0.00% to 0.15%	1	11.66 to 31.12	43	0.00%	16.60% to 22.04%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
Guggenheim Rydex Utilities (RUTL)
2019	0.00%	3	30.11	85	0.04%	19.01%
2017	0.00% to 0.15%	1	10.49 to 24.37	23	1.39%	4.90% to 10.97%
2016	0.00%	1	21.96	16	0.00%	16.38%
Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)
2019	0.00%	31	12.67	391	3.92%	7.60%
2018	0.00%	51	11.78	604	2.68%	-0.76%
2017	0.00% to 0.15%	38	10.22 to 11.87	451	2.03%	2.20% to 3.49%
2016	0.00%	88	11.47	1,015	3.83%	8.51%
2015	0.00%	22	21.30	233	0.00%	-1.49%****
Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ)
2019	0.00%	1	28.98	16	0.81%	32.70%
2018	0.00%	1	21.84	12	1.30%	-7.10%
2017	0.00% to 0.15%	1	11.44 to 23.51	15	1.02%	14.40% to 24.66%
Guggenheim Var Ser High Yield Ser P (SBLP)
2019	0.00%	13	16.47	208	7.36%	11.71%
2018	0.00%	8	14.74	123	5.79%	-4.10%
2017	0.00% to 0.15%	10	10.29 to 15.37	160	7.93%	2.90% to 6.22%
Guggenheim Var Ser Small Cap Value Ser Q (SBLQ)
2019	0.00%	1	22.04	20	0.80%	22.58%
2018	0.00%	1	17.98	17	0.32%	-12.68%
2017	0.00% to 0.15%	1	10.32 to 20.59	19	0.00%	3.20% to 3.73%
Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)
2019	0.00%	1	31.72	45	1.96%	33.92%
2018	0.00%	1	23.68	34	1.59%	-3.66%
2017	0.00% to 0.15%	1	11.64 to 24.58	35	1.57%	16.40% to 30.12%
Invesco V.I. Comstock I (ACC1)
2015	0.00%	1	35.88	26	0.00%	-7.92%****
Invesco V.I. Equity and Income I (IVKEI1)
2019	0.00%	28	21.51	592	2.43%	20.36%
2018	0.00%	30	17.87	540	2.38%	-9.52%
2017	0.00% to 0.15%	23	10.78 to 19.75	458	2.37%	7.80% to 11.02%
2016	0.00%	5	17.79	94	3.28%	15.15%
Invesco V.I. Health Care I (IVHS)
2019	0.00%	2	38.07	88	0.05%	32.50%
2018	0.00%	0	28.73	13	0.00%	0.88%
2017	0.00% to 0.15%	0	10.34 to 28.48	13	0.85%	3.40% to 15.87%
Invesco V.I. Global Real Estate I (IVRE)
2019	0.00%	10	24.98	241	4.44%	23.00%
2018	0.00%	7	20.31	138	3.73%	-6.15%
2017	0.00% to 0.15%	3	10.78 to 21.64	71	3.61%	7.80% to 13.06%
2016	0.00%	1	19.14	24	1.60%	2.03%
2015	0.00%	1	38.70	24	0.00%	-5.92%****
Invesco V.I. Balanced Risk Allocation II (IVBRA2)
2019	0.00%	23	13.97	324	0.00%	14.88%
2018	0.00%	24	12.16	295	2.22%	-6.75%
2017	0.00% to 0.15%	6	10.69 to 13.04	72	6.40%	6.90% to 9.86%
2016	0.00%	0	11.87	0	1.53%	11.56%
Invesco V.I. International Growth I (AVIE)
2019	0.00%	4	14.80	62	0.14%	28.57%
2018	0.00%	2	11.51	19	2.07%	-14.99%
2017	0.00% to 0.15%	2	11.12 to 13.54	22	1.43%	11.20% to 23.09%
2016	0.00%	1	11.00	13	0.00%	-0.45%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
Invesco V.I. Diversified Dividend I (IVDDI)
2019	0.00%	15	23.82	357	2.54%	25.09%
2018	0.00%	18	19.04	340	2.34%	-7.57%
2017	0.00% to 0.15%	14	10.59 to 20.60	290	1.72%	5.90% to 8.59%
2016	0.00%	10	18.97	193	1.29%	14.76%
2015	0.00%	1	33.05	21	0.00%	0.06%****
Invesco V.I. Technology I (IVT)
2019	0.00%	9	41.61	378	0.00%	35.88%
2018	0.00%	8	30.62	244	0.00%	-0.46%
2017	0.00% to 0.15%	3	11.47 to 30.76	101	0.00%	14.70% to 35.15%
2016	0.00%	0	22.76	5	0.00%	-0.78%
Invesco V.I. Mid Cap Core Equity II (IVMCC2)
2019	0.00%	1	26.66	21	0.17%	25.04%
2018	0.00%	0	21.32	6	0.04%	-11.61%
2017	0.00% to 0.15%	0	10.79 to 24.12	7	0.17%	7.90% to 14.64%
2016	0.00%	0	21.04	6	0.00%	13.18%
2015	0.00%	2	38.54	32	0.13%	-6.82%****
Invesco V.I. Government Securities I (IVGS1)
2019	0.00%	0	14.85	4	0.32%	6.07%
2018	0.00%	34	14.00	482	2.64%	0.57%
2017	0.00% to 0.15%	0	10.10 to 13.92	4	2.34%	1.00% to 1.98%
2016	0.00%	1	13.65	8	2.12%	1.19%
Invesco V.I. Core Plus Bond I (IVCPBI)
2019	0.00%	36	11.81	422	2.77%	11.06%
2018	0.00%	26	10.64	274	3.71%	-2.30%
2017	0.00% to 0.15%	17	10.31 to 10.89	184	0.00%	3.10% to 6.35%
Invesco V.I. Government Money Market I (IVGMMI)
2019	0.00%	539	10.42	5,623	1.93%	1.89%
2018	0.00%	1,177	10.23	12,046	1.57%	1.59%
2017	0.00% to 0.15%	798	10.03 to 10.07	8,035	0.61%	0.30% to 0.50%
2016	0.00%	328	10.02	3,286	0.10%	0.10%
2015	0.00%	237	20.02	2,374	0.01%	0.00%****
Invesco Oppenheimer V.I. Total Return Bond - S2 (OVTRBS)
2019	0.00%	14	13.85	189	3.32%	9.25%
2018	0.00%	14	12.68	182	2.98%	-1.25%
2017	0.00% to 0.15%	9	10.25 to 12.84	117	1.96%	2.50% to 4.31%
2016	0.00%	3	12.31	38	4.01%	3.10%
2015	0.00%	4	24.14	49	0.00%	-2.13%****
Invesco Oppenheimer V.I. International Growth - S2 (OVIGS)
2019	0.00%	3	18.75	65	0.79%	27.95%
2018	0.00%	4	14.66	56	0.61%	-19.54%
2017	0.00% to 0.15%	3	11.23 to 18.22	51	0.95%	12.30% to 26.44%
2016	0.00%	2	14.41	22	0.78%	-2.70%
2015	0.00%	2	30.19	27	1.04%	-3.71%****
Invesco Oppenheimer V.I. Global - S2 (OVGSS)
2019	0.00%	9	25.33	216	0.57%	31.45%
2018	0.00%	2	19.27	34	0.53%	-13.39%
2017	0.00% to 0.15%	3	11.79 to 22.25	62	0.61%	17.90% to 36.34%
Invesco Oppenheimer V.I. Main Street - S2 (OVGIS)
2018	0.00%	2	21.78	36	1.84%	-8.10%
Invesco Oppenheimer V.I. Global Strategic Inc - S2 (OVSBS)
2019	0.00%	2	13.45	21	3.38%	10.61%
2018	0.00%	2	12.16	19	4.54%	-4.55%

2017	0.00% to 0.15%	2 10.29 to 12.74	20	0.00%	2.90% to 5.99%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
Ivy VIP Asset Strategy (WRASP)
2016	0.00%	4	12.67	50	0.00%	-2.54%
Ivy VIP Balanced (WRBP)
2019	0.00%	2	24.16	40	0.00%	22.09%
Ivy VIP Corporate Bond (WRBDP)
2019	0.00%	54	14.54	791	0.00%	12.18%
Ivy VIP Global Bond (WRGBP)
2019	0.00%	10	12.88	133	3.07%	9.42%
2018	0.00%	9	11.77	106	2.56%	-0.17%
2017	0.00% to 0.15%	3	10.21 to 11.79	38	1.63%	2.10% to 4.24%
2016	0.00%	1	11.31	15	0.00%	7.10%
Ivy VIP Natural Resources (WRGNR)
2019	0.00%	8	6.91	55	0.98%	9.46%
2018	0.00%	8	6.31	50	0.31%	-23.24%
Ivy VIP High Income (WRHIP)
2019	0.00%	2	20.92	34	5.35%	11.19%
2018	0.00%	5	18.81	99	4.86%	-2.13%
2017	0.00% to 0.15%	1	10.30 to 19.22	15	3.03%	3.00% to 6.72%
2016	0.00%	0	18.01	1	7.26%	16.19%
2015	0.00%	0	32.53	1	0.00%	-8.98%
Ivy VIP Limited-Term Bond (WRLTBP)
2019	0.00%	3	11.00	28	1.80%	4.23%
2018	0.00%	3	10.55	27	1.66%	0.76%
2017	0.00% to 0.15%	3	10.04 to 10.47	27	0.77%	0.40% to 1.45%
2016	0.00%	0	10.32	5	0.00%	1.88%
Ivy VIP Science and Technology (WRSTP)
2019	0.00%	8	43.14	349	0.00%	49.48%
2018	0.00%	1	28.86	42	0.00%	-5.22%
2017	0.00% to 0.15%	1	11.58 to 30.45	45	0.00%	15.80% to 32.10%
Ivy VIP Value (WRVP)
2019	0.00%	1	27.95	35	0.00%	26.33%
Janus Henderson Balanced - Inst (JABIN)
2019	0.00%	91	27.90	2,536	1.92%	22.59%
2018	0.00%	62	22.76	1,401	2.27%	0.66%
2017	0.00% to 0.15%	51	11.13 to 22.61	1,157	1.79%	11.30% to 18.44%
2016	0.00%	30	19.09	576	2.37%	4.60%
2015	0.00%	22	36.79	398	1.89%	-1.56%****
Janus Henderson Forty - Inst (JAFRIN)
2019	0.00%	37	38.58	1,411	0.16%	37.16%
2018	0.00%	25	28.12	690	0.00%	1.96%
2017	0.00% to 0.15%	20	11.26 to 27.58	545	0.00%	12.60% to 30.34%
2016	0.00%	2	21.16	39	1.01%	2.17%
Janus Henderson Global Research - Inst (JAGRIN)
2019	0.00%	3	23.55	59	1.38%	29.04%
2018	0.00%	1	18.25	21	1.74%	-6.89%
2017	0.00% to 0.15%	0	11.39 to 19.60	5	0.00%	13.90% to 27.03%
Janus Henderson US Low Volatility - Serv (JIULVV)
2019	0.00%	25	14.64	366	1.17%	28.05%
2018	0.00%	3	11.43	34	1.84%	-4.59%
2017	0.00% to 0.15%	1	10.98 to 11.98	17	2.14%	9.80% to 15.41%
Janus Henderson Mid Cap Value - Inst (JMCVIN)
2019	0.00%	8	24.42	205	1.36%	30.35%
2018	0.00%	5	18.74	95	1.13%	-13.64%

2017	0.00% to 0.15%	4	11.01 to 21.70	85	0.83%	10.10% to 13.97%
2016	0.00%	2	19.04	46	1.03%	19.00%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
Janus Henderson Research - Inst (JARIN)
2019	0.00%	1	33.59	44	0.45%	35.52%
2018	0.00%	5	24.79	131	0.55%	-2.56%
2017	0.00% to 0.15%	6	11.28 to 25.44	146	0.43%	12.80% to 27.84%
2016	0.00%	5	19.90	93	0.57%	0.51%
2015	0.00%	3	39.82	63	0.00%	-1.10%****
Janus Henderson Enterprise - Inst (JAEI)
2019	0.00%	21	45.68	970	0.20%	35.49%
2018	0.00%	16	33.72	542	0.24%	-0.41%
2017	0.00% to 0.15%	17	11.61 to 33.86	572	0.60%	16.10% to 27.44%
2016	0.00%	9	26.57	245	0.91%	12.35%
2015	0.00%	5	47.96	109	0.86%	-2.71%****
Janus Henderson Flexible Bond - Serv (JAFBS)
2019	0.00%	13	12.42	161	2.85%	9.28%
2018	0.00%	13	11.37	150	2.54%	-1.30%
2017	0.00% to 0.15%	30	10.16 to 11.52	341	2.54%	1.60% to 3.41%
2016	0.00%	26	11.14	290	2.97%	2.20%
2015	0.00%	13	22.05	146	2.91%	-2.24%****
Janus Henderson Overseas - Inst (JAIG)
2019	0.00%	2	15.21	25	1.80%	27.02%
2018	0.00%	1	11.97	17	1.93%	-14.99%
2017	0.00% to 0.15%	1	11.44 to 14.08	20	1.70%	14.40% to 31.10%
JHancock Emerging Markets Value Trust NAV (JHEVTN)
2019	0.10%	41	13.95	569	3.65%	10.78%
2018	0.10%	29	12.59	364	4.76%	-13.59%
2017	0.10% to 0.25%	3	11.57 to 14.57	42	1.54%	15.70% to 32.58%
2016	0.10%	3	10.99	30	4.11%	17.92%
JPMorgan Global Allocation Class 2 (JPIGA2)
2019	0.00%	40	13.18	531	1.89%	16.58%
2018	0.00%	20	11.30	229	0.00%	-6.38%
2017	0.00% to 0.15%	42	10.94 to 12.07	510	1.52%	9.40% to 16.84%
2016	0.00%	8	10.33	81	4.05%	5.84%
JPMorgan Income Builder Class 2 (JPIIB2)
2019	0.00%	54	12.63	687	1.41%	14.27%
2018	0.00%	18	11.06	196	0.00%	-4.90%
2017	0.00% to 0.15%	18	10.71 to 11.63	206	3.54%	7.10% to 11.72%
2016	0.00%	18	10.41	185	8.97%	6.22%
Lazard Retirement Global Dynamic Multi-Asset (LZRGDM)
2019	0.00%	4	17.42	69	0.05%	17.79%
Lazard Retirement US Small-Mid Cap Equity (LZRUSM)
2019	0.00%	5	31.68	161	0.00%	29.93%
2018	0.00%	7	24.38	171	0.03%	-13.24%
2017	0.00% to 0.15%	7	11.22 to 28.10	208	0.31%	12.20% to 13.95%
2016	0.00%	7	24.66	170	0.00%	15.77%
2015	0.00%	4	44.46	76	0.00%	-8.03%
Lazard Retirement Emerging Markets Equity (LZREMS)
2019	0.00%	12	28.84	338	0.80%	18.14%
2018	0.00%	12	24.41	301	1.78%	-18.55%
2017	0.00% to 0.15%	7	11.32 to 29.97	221	2.43%	13.20% to 27.80%
2016	0.00%	3	23.45	78	1.21%	20.81%
2015	0.00%	2	44.45	40	1.46%	-22.48%****
Lazard Retirement International Equity (LZRIES)
2019	0.00%	13	20.46	262	0.34%	21.00%

2018	0.00%	14	16.91	239	0.58%	-13.90%
2017	0.00% to 0.15%	55	11.25 to 19.64	1,088	2.99%	12.50% to 22.37%
2016	0.00%	35	16.05	565	1.55%	-4.29%
2015	0.00%	22	34.71	361	3.22%	-6.52%****

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
LMCBV Aggressive Growth I (LPVCAI)
2019	0.00%	1	27.76	21	0.98%	25.07%
2018	0.00%	1	22.19	18	0.70%	-8.34%
2017	0.00% to 0.15%	0	10.59 to 24.21	8	0.88%	5.80% to 16.28%
LMCBV Small Cap Growth II (SBVSG2)
2019	0.00%	34	25.07	861	0.00%	26.55%
2018	0.00%	24	19.81	480	0.00%	3.18%
2017	0.00% to 0.15%	6	11.48 to 19.20	109	0.00%	14.80% to 23.95%
2016	0.00%	5	15.49	79	0.00%	5.52%
2015	0.00%	3	43.26	41	0.00%	-4.74%****
LM QS Dynamic Multi Strategy II (LPVQD2)
2019	0.00%	1	14.79	17	2.09%	15.51%
2018	0.00%	1	12.81	15	2.17%	-7.24%
LMCBV Large Cap Growth I (LVCLGI)
2019	0.00%	7	36.17	250	0.43%	32.16%
2018	0.00%	2	27.37	62	0.29%	0.00%
2017	0.00% to 0.15%	3	11.43 to 27.37	76	0.30%	14.30% to 25.78%
2016	0.00%	2	21.76	42	0.56%	7.40%
LMWAV Global High Yield Bond I (SBVHY)
2019	0.00%	3	23.88	71	4.55%	14.39%
2018	0.00%	3	20.88	62	4.35%	-3.91%
2017	0.00% to 0.15%	5	10.36 to 21.73	99	9.60%	3.60% to 8.65%
2016	0.00%	0	20.00	3	4.04%	15.61%
2015	0.00%	0	36.17	7	7.14%	-8.32%
Lord Abbett Calibrated Dividend Growth (LOVCDG)
2019	0.00%	10	34.41	329	1.52%	26.45%
2017	0.00% to 0.15%	12	11.31 to 28.55	348	1.76%	13.10% to 19.11%
2016	0.00%	12	23.97	292	7.62%	15.13%
Lord Abbett Bond Debenture (LOVBD)
2019	0.00%	83	21.57	1,780	6.19%	13.35%
2018	0.00%	7	19.03	142	1.77%	-4.03%
2017	0.00% to 0.15%	54	10.51 to 19.83	1,068	5.85%	5.10% to 9.20%
2016	0.00%	10	18.16	176	0.95%	12.17%
2015	0.00%	8	33.34	137	8.71%	-5.60%****
MainStay VP MacKay Convertible Service (MNCPS)
2019	0.00%	57	12.63	719	1.19%	22.15%
2018	0.00%	21	10.34	214	1.37%	-2.45%
2017	0.00% to 0.15%	8	10.59 to 10.60	87	3.98%	5.90% to 6.00%****
MFS Growth Series - Service (MEGSS)
2019	0.00%	8	18.67	150	0.00%	37.78%
2018	0.00%	6	13.55	81	0.00%	2.34%
2017	0.00% to 0.15%	18	11.50 to 13.24	236	0.00%	15.00% to 31.09%
2016	0.00%	19	10.10	196	0.00%	2.23%
MFS Value Series - Service (MVFSC)
2019	0.00%	13	14.87	187	2.04%	29.51%
2018	0.00%	9	11.48	101	1.31%	-10.38%
2017	0.00% to 0.15%	18	11.16 to 12.81	233	1.72%	11.60% to 17.42%
2016	0.00%	20	10.91	221	2.13%	13.76%
NVIT Government Money Market (SAMY)
2019	0.00%	60	10.12	608	1.06%	1.21%****

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)
2019	0.25%	131	10.70	1,401	4.75%	6.77%
2018	0.25%	46	10.02	461	3.15%	0.30%
2017	0.25% to 0.40%	12	9.99	118	3.95%	-0.10%****
NVIT International Index - Class Y (GVIXY)
2019	0.25%	164	12.32	2,014	3.87%	21.58%
2018	0.25%	138	10.13	1,398	3.60%	-13.86%
2017	0.25% to 0.40%	83	11.26 to 11.76	978	4.20%	12.60% to 24.84%
2016	0.25%	30	9.42	282	3.61%	0.75%
NVIT Multi-Manager Mid Cap Value I (NVMMV1)
2019	0.00%	19	11.68	217	2.60%	23.97%
2018	0.00%	16	9.42	148	2.98%	-13.10%
2017	0.00% to 0.15%	5	10.83 to 10.84	49	0.00%	8.30% to 8.40%****
NW DFA NVIT Capital Appreciation P (NVLCAP)
2019	0.00%	20	12.04	246	0.90%	19.90%
2018	0.00%	62	10.04	624	4.55%	-10.04%
NVIT Bond Index - Class Y (NVBXD)
2019	0.25%	28	11.99	333	2.64%	8.35%
2018	0.25%	28	11.06	312	3.78%	-0.54%
2017	0.25% to 0.40%	6	10.17 to 11.12	66	5.76%	1.70% to 3.06%
2016	0.25%	2	10.79	25	2.75%	2.08%
NVIT Small Cap Index - Class Y (NVSIXD)
2019	0.25%	43	15.29	656	1.68%	25.09%
2018	0.25%	22	12.22	267	2.03%	-11.32%
2017	0.25% to 0.40%	11	10.98 to 13.78	145	2.42%	9.80% to 14.26%
2016	0.25%	2	12.06	19	1.64%	20.96%
2015	0.25%	1	20.89	11	3.01%	-8.70%****
NVIT Mid Cap Index - Class Y (MCIFD)
2019	0.25%	42	16.49	692	1.71%	25.58%
2018	0.25%	32	13.13	414	1.59%	-11.52%
2017	0.25% to 0.40%	15	11.01 to 14.84	222	1.95%	10.10% to 15.67%
2016	0.25%	4	12.83	49	1.86%	20.24%
2015	0.25%	3	22.15	27	1.44%	-7.06%****
NVIT S&P 500 Index - Class Y (GVEXD)
2019	0.25%	75	19.32	1,458	2.17%	31.00%
2018	0.25%	76	14.75	1,116	2.24%	-4.78%
2017	0.25% to 0.40%	64	11.31 to 15.49	996	3.46%	13.10% to 21.30%
2016	0.25%	2	12.77	24	2.27%	11.53%
Neuberger Berman AMT US Equity Index PutWrite Strategy (NBARMS)
2019	0.00%	3	10.55	31	0.16%	15.26%
2018	0.00%	3	9.15	27	0.00%	-6.82%
2017	0.00% to 0.15%	3	9.82 to 10.57	29	0.00%	5.70% to 6.74%
2016	0.00%	3	9.20	27	0.00%	-0.65%
2015	0.00%	3	19.28	32	0.00%	-7.58%****
Neuberger Berman AMT Short Duration Bond (AMTB)
2019	0.00%	9	12.99	123	2.01%	3.69%
2018	0.00%	9	12.53	115	1.58%	1.05%
2017	0.00% to 0.15%	7	10.02 to 12.40	87	1.29%	0.20% to 0.90%
2016	0.00%	4	12.29	44	1.12%	1.24%
2015	0.00%	4	24.33	43	0.00%	-0.41%****
Neuberger Berman AMT Mid Cap Growth Class I (AMCG)
2019	0.00%	3	43.60	112	0.00%	32.75%
2018	0.00%	3	32.84	114	0.00%	-6.41%

2017	0.00% to 0.15%	4	11.46 to 35.09	129	0.00%	14.60% to 25.28%
2016	0.00%	2	28.01	68	0.00%	4.40%
2015	0.00%	2	55.42	56	0.00%	-6.16%****

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)
2019	0.00%	4	27.85	120	0.75%	16.74%
2018	0.00%	7	23.86	157	0.44%	-15.27%
2017	0.00% to 0.15%	8	10.89 to 28.16	232	0.85%	8.90% to 16.75%
2016	0.00%	7	24.12	169	0.76%	16.18%
2015	0.00%	5	44.43	101	0.85%	-12.29%****
Neuberger Berman AMT Sustainable Equity Class I (AMSRS)
2018	0.00%	1	26.80	20	0.49%	-5.73%
2017	0.00%	1	28.43	21	0.53%	18.41%
2016	0.00%	1	24.01	18	1.45%	9.89%
Ntrn Lts Power Momentum (NOVPM)
2019	0.00%	0	20.30	6	0.80%	7.87%
2018	0.00%	0	18.82	6	0.31%	-2.64%
2017	0.00% to 0.15%	0	11.30 to 19.33	6	1.37%	13.00% to 20.89%
2016	0.00%	0	15.99	5	0.00%	5.41%
Ntrn Lts Power Dividend Index (NOVPDI)
2019	0.00%	4	14.88	57	1.42%	-2.84%
2018	0.00%	4	15.31	59	1.94%	-8.05%
Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)
2019	0.00%	23	11.56	261	1.57%	15.12%
2018	0.00%	21	10.04	215	1.00%	-8.48%
2017	0.00% to 0.15%	19	10.70 to 10.97	213	0.83%	7.00% to 10.58%
Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)
2019	0.00%	1	10.89	7	4.33%	2.95%
2018	0.00%	1	10.57	7	1.83%	-6.13%
2017	0.00% to 0.15%	1	10.04 to 11.26	13	1.48%	0.40% to 2.93%
2016	0.00%	3	10.94	27	0.02%	13.13%
PIMCO VIT All Asset All Authority - Admin (PVAAAD)
2019	0.00%	21	10.42	215	3.06%	6.86%
2018	0.00%	17	9.75	168	3.33%	-6.61%
PIMCO VIT Global Multi-Asset Managed Allocation Adm (PVGMAA)
2018	0.00%	2	11.81	22	1.71%	-5.44%
2017	0.00% to 1.50%	2	10.78 to 12.49	23	2.72%	7.80% to 14.06%
PIMCO VIT Short-Term - Admin (PVSTA)
2019	0.00%	99	14.08	1,398	2.45%	2.80%
2018	0.00%	90	13.70	1,228	2.24%	1.56%
2017	0.00% to 0.15%	23	10.15 to 13.49	306	1.72%	1.50% to 2.35%
2016	0.00%	11	13.18	145	1.62%	2.41%
2015	0.00%	2	25.71	32	1.58%	0.23%****
PIMCO VIT Dynamic Bond - Admin (PMUBAM)
2019	0.00%	2	12.47	19	5.17%	4.93%
2018	0.00%	39	11.89	462	2.97%	1.02%
2017	0.00% to 0.15%	5	10.24 to 11.77	58	1.75%	2.40% to 5.09%
2016	0.00%	3	11.20	39	1.69%	4.67%
2015	0.00%	2	21.63	23	5.73%	-2.10%****
PIMCO VIT All Asset - Admin (PMVAAA)
2019	0.00%	1	19.16	26	0.65%	11.90%
2015	0.00%	3	30.02	38	4.91%	-11.19%****
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)
2019	0.00%	5	6.65	31	4.17%	11.43%
2018	0.00%	6	5.97	38	2.12%	-14.10%
2017	0.00% to 0.15%	8	6.95 to 10.54	58	11.01%	2.21% to 5.40%
2016	0.00%	4	6.80	26	1.12%	15.06%

2015	0.00%	4	13.79	21	0.00%	-25.00%****

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
PIMCO VIT International Bond (Unhedged)- Admin (PMVFBA)
2018	0.00%	1	13.62	18	4.46%	-3.95%
PIMCO VIT High Yield - Admin (PMVHYA)
2019	0.00%	19	22.96	442	4.98%	14.72%
2018	0.00%	16	20.01	312	5.20%	-2.68%
2017	0.00% to 0.15%	10	10.30 to 20.56	204	4.84%	3.00% to 6.64%
2016	0.00%	1	19.28	26	5.21%	12.42%
PIMCO VIT Income - Admin (PMVID)
2019	0.00%	343	12.43	4,260	3.47%	8.57%
2018	0.00%	89	11.45	1,016	3.19%	0.44%
2017	0.00% to 0.15%	60	10.47 to 11.40	684	2.61%	4.70% to 8.06%
2016	0.00%	22	20.55	230	11.88%	5.50%****
PIMCO VIT Long Term US Government - Admin (PMVLGA)
2019	0.00%	5	23.55	129	2.06%	13.32%
2018	0.00%	5	20.78	114	2.40%	-2.40%
2017	0.00% to 0.15%	5	10.59 to 21.29	117	2.18%	5.90% to 8.96%
2016	0.00%	6	19.54	126	2.00%	0.67%
PIMCO VIT Low Duration - Admin (PMVLDA)
2019	0.00%	71	14.87	1,061	2.56%	4.03%
2018	0.00%	14	14.30	196	1.85%	0.35%
2017	0.00% to 0.15%	21	10.07 to 14.25	296	1.34%	70.00% to 1.35%
2016	0.00%	21	14.06	292	1.49%	1.37%
2015	0.00%	16	27.85	227	12.27%	-0.79%****
PIMCO VIT Real Return - Admin (PMVRRA)
2019	0.00%	18	17.08	308	1.67%	8.44%
2018	0.00%	18	15.75	287	2.55%	-2.23%
2017	0.00% to 0.15%	18	10.16 to 16.11	294	2.43%	1.60% to 3.67%
2016	0.00%	13	15.54	205	2.55%	5.21%
2015	0.00%	1	30.45	17	7.35%	-5.80%****
PIMCO VIT Total Return - Admin (PMVTRA)
2019	0.00%	86	20.00	1,713	3.00%	8.36%
2018	0.00%	70	18.46	1,295	2.52%	-0.54%
2017	0.00% to 0.15%	97	10.27 to 18.56	1,803	2.02%	2.70% to 4.92%
2016	0.00%	65	17.69	1,149	2.07%	2.67%
2015	0.00%	23	34.86	401	11.97%	-2.27%****
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)
2019	0.00%	15	22.58	333	4.53%	14.77%
2018	0.00%	13	19.67	255	4.07%	-4.75%
2017	0.00% to 0.15%	16	10.38 to 20.65	333	5.05%	3.80% to 9.90%
2016	0.00%	10	18.79	181	5.29%	13.33%
2015	0.00%	8	34.27	137	3.98%	-6.27%****
PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)
2019	0.00%	6	17.28	112	2.39%	6.12%
2018	0.00%	2	16.28	36	8.07%	-4.24%
2017	0.00% to 0.15%	2	10.49 to 17.00	39	1.98%	4.90% to 8.63%
2016	0.00%	2	15.65	35	1.55%	4.06%
PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)
2019	0.00%	26	20.77	551	1.77%	7.01%
2018	0.00%	19	19.41	370	1.34%	2.10%
2017	0.00% to 0.15%	11	10.18 to 19.01	211	5.04%	1.80% to 2.76%
2016	0.00%	10	18.50	176	1.59%	6.51%
2015	0.00%	0	35.16	6	4.45%	-2.36%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
ProFunds VP Government Money Market (PROGMM)
2019	0.00%	12	10.13	121	0.85%	0.77%
2018	0.00%	48	10.06	479	0.44%	0.40%
2017	0.00% to 0.15%	9	9.99 to 10.02	86	0.02%	-0.10% to 0.10%
2016	0.00%	48	10.01	484	0.02%	0.00%
2015	0.00%	20	20.02	200	0.02%	0.00%****
ProFunds VP Large-Cap Growth (PROLCG)
2019	0.00%	32	32.09	1,040	0.00%	28.89%
2017	0.00% to 0.15%	9	11.33 to 25.37	216	0.00%	13.30% to 25.28%
ProFunds VP Mid-Cap (PROMC)
2019	0.00%	3	23.55	59	0.11%	23.53%
2018	0.00%	4	19.07	75	0.00%	-12.84%
2017	0.00% to 0.15%	2	10.87 to 21.88	38	0.00%	8.70% to 13.43%
2016	0.00%	1	19.29	18	0.00%	18.20%
ProFunds VP Mid-Cap Value (PROMCV)
2019	0.00%	5	23.57	124	0.25%	24.08%
2018	0.00%	1	18.99	17	0.10%	-13.33%
2017	0.00% to 0.15%	1	10.80 to 21.91	20	0.57%	8.00% to 10.60%
ProFunds VP Small Cap (PROSC)
2019	0.00%	2	22.34	42	0.00%	23.60%
ProFunds VP Small-Cap Growth (PROSCG)
2019	0.00%	1	28.28	18	0.00%	19.12%
2018	0.00%	5	23.74	125	0.00%	-5.76%
2017	0.00% to 0.15%	5	10.87 to 25.19	134	0.00%	8.70% to 12.96%
ProFunds VP Small-Cap Value (PROSCV)
2019	0.00%	1	23.17	31	0.00%	22.56%
2018	0.00%	1	18.90	25	0.00%	-14.25%
2017	0.00% to 0.15%	1	10.98 to 22.04	33	0.02%	9.71% to 9.80%
2016	0.00%	1	20.09	24	0.00%	28.78%
2015	0.00%	0	32.66	6	0.00%	-8.56%
ProFunds VP UltraMid-Cap (PROUMC)
2017	0.00% to 0.15%	2	11.84 to 42.85	66	0.00%	18.40% to 28.83%
ProFunds VP UltraSmall-Cap (PROUSC)
2016	0.00%	8	28.67	222	0.00%	39.58%
ProFunds VP Asia 30 (PROA30)
2019	0.00%	12	13.43	164	0.25%	26.31%
2018	0.00%	13	10.63	142	0.45%	-18.61%
ProFunds VP Basic Materials (PROBM)
2016	0.00%	1	13.58	8	0.98%	18.50%
ProFunds VP Bear (PROBR)
2016	0.00%	41	3.54	146	0.00%	-13.02%
ProFunds VP Bull (PROBL)
2017	0.00% to 0.15%	0	11.19 to 22.74	7	0.00%	11.90% to 19.37%
ProFunds VP Consumer Services (PROCS)
2019	0.00%	2	34.07	68	0.00%	24.64%
2018	0.00%	3	27.34	73	0.00%	0.63%
ProFunds VP Emerging Markets (PROEM)
2019	0.00%	1	11.03	8	0.42%	24.23%
2018	0.00%	1	8.88	9	0.12%	-15.27%
2017	0.00% to 0.15%	2	10.48 to 11.64	24	0.02%	16.40% to 33.33%
2016	0.00%	2	7.86	17	0.00%	11.02%
ProFunds VP Europe 30 (PROE30)
2017	0.00% to 0.15%	2	10.91 to 14.48	35	3.36%	9.10% to 19.77%

ProFunds VP Financials (PROFIN)
2019	0.00%	4	24.80	101	0.55%	30.27%
2018	0.00%	6	19.04	111	0.39%	-10.40%
2017	0.00% to 0.15%	5	11.47 to 21.25	105	0.46%	14.70% to 18.19%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
ProFunds VP Health Care (PROHC)
2018	0.00%	2	29.11	55	0.00%	4.41%
ProFunds VP Industrials (PROIND)
2019	0.00%	1	28.31	30	0.00%	30.49%
2018	0.00%	1	21.69	16	0.09%	-12.79%
2017	0.00% to 0.15%	1	11.42 to 24.87	24	0.18%	14.80% to 22.39%
2016	0.00%	1	20.32	17	0.00%	17.59%
ProFunds VP Internet (PRONET)
2019	0.00%	4	38.07	137	0.00%	18.03%
2018	0.00%	1	32.25	33	0.00%	4.95%
2017	0.00% to 0.15%	3	11.69 to 30.73	79	0.00%	16.90% to 36.03%
ProFunds VP Japan (PROJP)
2019	0.00%	4	18.61	68	0.16%	20.00%
2018	0.00%	3	15.51	43	0.00%	-11.62%
2017	0.00% to 0.15%	3	11.70 to 17.55	48	0.00%	17.00% to 18.42%
ProFunds VP NASDAQ-100 (PRON)
2019	0.00%	1	40.42	47	0.00%	36.70%
2018	0.00%	9	29.57	252	0.00%	-1.86%
2017	0.00% to 0.15%	0	11.29 to 30.13	10	0.00%	12.90% to 30.38%
2016	0.00%	1	23.11	34	0.00%	5.24%
ProFunds VP Precious Metals (PROPM)
2019	0.00%	68	5.62	383	0.03%	45.98%
2018	0.00%	19	3.85	73	0.00%	-13.48%
ProFunds VP Real Estate (PRORE)
2019	0.00%	0	22.65	8	2.23%	26.76%
ProFunds VP Semiconductor (PROSCN)
2019	0.00%	2	39.52	89	0.28%	49.77%
2018	0.00%	2	26.38	59	0.00%	-10.24%
2017	0.00% to 0.15%	2	12.60 to 29.39	66	0.36%	26.00% to 35.56%
ProFunds VP Technology (PROTEC)
2019	0.00%	0	38.02	9	0.00%	45.18%
ProFunds VP Telecommunications (PROTEL)
2019	0.00%	1	16.61	11	3.27%	14.77%
2018	0.00%	1	14.48	10	5.55%	-15.07%
2017	0.00% to 0.15%	1	10.54 to 17.05	12	9.31%	-2.12% to 5.40%
ProFunds VP Utilities (PROUTL)
2019	0.00%	1	26.78	20	0.00%	22.88%
Putnam VT Mortgage Securities Cl IB (PVAGIB)
2019	0.00%	11	12.68	133	2.28%	13.20%
2018	0.00%	3	11.20	39	2.80%	-0.88%
Putnam VT Diversified Income Cl IB (PVDIB)
2019	0.00%	3	14.25	48	3.18%	11.23%
2018	0.00%	4	12.81	56	2.51%	-0.93%
2017	0.00% to 0.15%	3	10.38 to 12.93	38	0.00%	3.80% to 7.13%
Putnam VT Equity Income Cl IB (PVEIB)
2019	0.00%	25	29.79	760	1.84%	30.40%
2018	0.00%	21	22.85	482	0.75%	-8.49%
2017	0.00% to 0.15%	19	11.35 to 24.97	483	0.80%	13.50% to 18.79%
2016	0.00%	6	21.02	127	1.76%	13.62%
2015	0.00%	5	38.02	96	0.00%	-5.23%****
Putnam VT High Yield Cl IB (PVHYB)
2019	0.00%	4	16.82	70	0.00%	14.40%
2017	0.00% to 0.15%	35	10.36 to 15.33	542	0.00%	3.60% to 6.98%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
Putnam VT Income Cl IB (PVIB)
2019	0.00%	21	15.06	321	3.05%	11.89%
2018	0.00%	5	13.46	66	3.23%	0.22%
2017	0.00% to 0.15%	6	10.26 to 13.43	77	3.69%	2.60% to 5.58%
2016	0.00%	3	12.72	43	4.89%	2.00%
2015	0.00%	4	25.36	50	0.00%	-3.26%****
Redwood Managed Volatility Class N (RWMVN)
2019	0.00%	1	11.82	6	1.29%	8.72%
2018	0.00%	1	10.87	6	6.60%	-2.86%
2017	0.00% to 0.15%	1	10.38 to 11.19	10	5.50%	3.80% to 7.49%
Royce Micro-Cap (ROCMC)
2019	0.00%	5	23.80	121	0.00%	19.55%
2018	0.00%	4	19.91	77	0.00%	-9.05%
2017	0.00% to 0.15%	1	10.53 to 21.89	14	0.68%	5.19% to 5.30%
2016	0.00%	1	20.81	14	1.92%	19.67%
2015	0.00%	0	37.35	3	0.00%	-12.88%
Royce Small-Cap (ROCSC)
2019	0.00%	7	27.99	194	1.11%	18.67%
2018	0.00%	2	23.59	58	0.94%	-8.35%
2017	0.00% to 0.15%	3	10.77 to 25.74	69	1.05%	5.41% to 7.70%
SEI Moderate Strategy Class II (SIVMS2)
2016	0.00%	2	11.12	25	1.79%	6.21%
SEI Conservative Strategy Class II (SIVCS2)
2016	0.00%	14	10.74	151	1.70%	3.97%
2015	0.00%	14	20.90	147	4.32%	-2.27%****
T. Rowe Price Blue Chip Growth II (TRBCG2)
2019	0.00%	47	41.06	1,930	0.00%	29.58%
2018	0.00%	33	31.69	1,044	0.00%	1.64%
2017	0.00% to 0.15%	32	11.79 to 31.18	989	0.00%	17.90% to 35.86%
2016	0.00%	19	22.95	433	0.00%	0.53%
2015	0.00%	14	44.69	310	0.00%	4.44%****
T. Rowe Price Equity Income II (TREI2)
2019	0.00%	3	24.39	80	2.12%	26.04%
2018	0.00%	4	19.35	80	2.04%	-9.71%
2017	0.00% to 0.15%	2	11.16 to 21.43	48	1.97%	11.60% to 15.71%
2016	0.00%	1	18.52	12	2.53%	18.87%
T. Rowe Price Health Sciences II (TRHS2)
2019	0.00%	6	64.25	376	0.00%	28.63%
2018	0.00%	9	49.95	431	0.00%	0.87%
2017	0.00% to 0.15%	2	11.12 to 49.52	92	0.00%	11.20% to 27.30%
2016	0.00%	0	38.90	13	0.00%	-10.72%
2015	0.00%	0	88.35	6	0.00%	-2.70%
T. Rowe Price Limited-Term Bond II (TRLT2)
2019	0.00%	57	12.89	730	2.14%	4.10%
2018	0.00%	45	12.38	561	1.99%	0.90%
2017	0.00% to 0.15%	3	10.01 to 12.27	39	1.22%	10.00% to 0.82%
2016	0.00%	3	12.17	38	1.12%	1.16%
Timothy Plan Strategic Growth VS (TPVSGP)
2019	0.00%	1	16.25	17	0.75%	19.78%
2018	0.00%	1	13.57	14	1.42%	-11.88%
VanEck VIP Global Gold Class S (VVGGS)
2018	0.00%	6	7.59	42	3.32%	-16.59%
2017	0.00% to 0.15%	6	9.10 to 10.88	54	7.49%	8.80% to 12.76%

2016	0.00%	7	8.07	56	0.00%	48.07%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
VanEck VIP Unconstrained Emerging Markets Bond (VWBF)
2019	0.00%	0	15.45	6	0.79%	12.62%
2018	0.00%	2	13.72	24	3.26%	-6.16%
2017	0.00% to 0.15%	1	10.58 to 14.62	11	0.00%	5.80% to 12.29%
2015	0.00%	0	26.32	3	0.00%	-13.07%
VanEck VIP Emerging Markets (VWEM)
2019	0.00%	14	33.22	449	0.45%	30.60%
2018	0.00%	15	25.44	392	0.28%	-23.47%
2017	0.00% to 0.15%	32	12.63 to 33.24	1,056	0.26%	26.30% to 51.02%
2016	0.00%	14	22.01	299	0.34%	0.09%
2015	0.00%	10	49.70	216	0.00%	-20.64%****
VanEck VIP Global Hard Assets Initial Cl (VWHA)
2019	0.00%	0	17.00	8	0.00%	11.87%
2018	0.00%	0	15.20	7	0.00%	-28.27%
2017	0.00% to 0.15%	0	10.81 to 21.19	10	0.00%	-1.72% to 8.10%
2016	0.00%	1	21.56	12	0.00%	43.73%
Vanguard VIF Conservative Allocation (VVCA)
2019	0.25%	9	10.71	94	0.00%	7.06%****
Vanguard VIF Balanced (VVB)
2019	0.25%	280	16.33	4,577	2.76%	22.18%
2018	0.25%	188	13.36	2,516	2.28%	-3.68%
2017	0.25% to 0.40%	211	10.98 to 13.87	2,929	1.45%	9.80% to 14.44%
2016	0.25%	96	12.12	1,163	0.61%	10.79%
2015	0.25%	12	22.11	129	0.00%	-2.06%****
Vanguard VIF Capital Growth (VVCG)
2019	0.25%	59	21.42	1,253	1.18%	26.18%
2018	0.25%	68	16.98	1,150	0.91%	-1.39%
2017	0.25% to 0.40%	77	11.69 to 17.22	1,320	0.93%	16.90% to 28.51%
2016	0.25%	35	13.40	476	0.79%	10.56%
2015	0.25%	18	24.22	218	0.00%	0.17%****
Vanguard VIF Diversified Value (VVDV)
2019	0.25%	24	15.47	379	3.40%	25.38%
2018	0.25%	34	12.34	415	2.91%	-9.33%
2017	0.25% to 0.40%	52	10.86 to 13.61	710	2.70%	8.60% to 12.85%
2016	0.25%	46	12.06	554	1.84%	12.71%
2015	0.25%	28	21.79	295	0.00%	-3.52%****
Vanguard VIF Equity Income (VVEI)
2019	0.25%	135	17.64	2,373	2.09%	24.12%
2018	0.25%	86	14.21	1,226	2.13%	-6.20%
2017	0.25% to 0.40%	74	11.29 to 15.15	1,121	1.74%	12.90% to 17.90%
2016	0.25%	32	12.85	406	0.85%	14.83%
Vanguard VIF Equity Index (VVEIX)
2019	0.25%	214	19.35	4,141	1.81%	30.97%
2018	0.25%	183	14.78	2,705	1.37%	-4.71%
2017	0.25% to 0.40%	174	11.31 to 15.51	2,702	1.59%	13.10% to 21.36%
2016	0.25%	110	12.78	1,404	1.42%	11.52%
2015	0.25%	22	22.99	254	0.00%	-0.61%****
Vanguard VIF Growth (VVG)
2019	0.25%	64	21.11	1,359	0.26%	33.48%
2018	0.25%	30	15.81	473	0.25%	-0.06%
2017	0.25% to 0.40%	14	11.64 to 15.82	219	0.16%	16.40% to 30.64%
2016	0.25%	1	12.11	7	1.69%	-1.38%
2015	0.25%	10	24.20	119	0.00%	3.02%****

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
Vanguard VIF Global Bond Index (VVGBI)
2019	0.25%	13	10.50	134	0.00%		5.03%****
Vanguard VIF High Yield Bond (VVHYB)
2019	0.25%	112	13.57	1,515	3.50%	15.39%
2018	0.25%	54	11.76	634	4.12%	-2.97%
2017	0.25% to 0.40%	79	10.30 to 12.12	951	2.12%	3.00% to	6.78%
2016	0.25%	14	11.35	155	3.95%	11.06%
2015	0.25%	2	20.92	20	0.00%	-4.49%****
Vanguard VIF International (VVI)
2019	0.25%	290	15.41	4,466	1.24%	30.89%
2018	0.25%	211	11.77	2,487	0.69%	-12.81%
2017	0.25% to 0.40%	173	12.07 to 13.50	2,332	0.85%	20.70% to 42.26%
2016	0.25%	75	9.49	713	0.28%		1.61%
2015	0.25%	6	19.58	53	0.00%	-8.79%****
Vanguard VIF Mid-Cap Index (VVMCI)
2019	0.25%	100	17.40	1,745	1.27%	30.55%
2018	0.25%	61	13.33	809	0.98%	-9.57%
2017	0.25% to 0.40%	39	11.05 to 14.74	572	0.85%	10.50% to 18.78%
2016	0.25%	12	12.41	154	1.35%	10.90%
2015	0.25%	11	23.10	121	0.00%	-6.05%****
Vanguard VIF REIT Index (VVREI)
2019	0.25%	74	18.06	1,335	2.41%	28.48%
2018	0.25%	60	14.06	847	2.71%	-5.57%
2017	0.25% to 0.40%	48	10.28 to 14.89	707	2.48%	2.80% to	4.56%
2016	0.25%	45	14.24	638	2.05%		8.04%
2015	0.25%	17	26.28	220	0.00%		0.61%****
Vanguard VIF Short-Term Investment Grade (VVSTC)
2019	0.25%	392	11.34	4,447	2.51%		5.43%
2018	0.25%	300	10.76	3,230	1.48%		0.75%
2017	0.25% to 0.40%	260	10.06 to 10.68	2,777	1.29%	60.00% to	1.91%
2016	0.25%	95	10.48	1,001	0.91%		2.44%
2015	0.25%	23	20.50	234	0.00%	-0.39%****
Vanguard VIF Small Company Growth (VVSCG)
2019	0.25%	42	16.77	699	0.50%	27.79%
2018	0.25%	43	13.12	561	0.31%	-7.54%
2017	0.25% to 0.40%	18	11.25 to 14.19	252	0.14%	12.50% to 23.18%
2016	0.25%	2	11.52	24	0.19%	14.63%
2015	0.25%	0	21.05	4	0.00%	-8.64%
Vanguard VIF Total Bond Market Index (VVHGB)
2019	0.25%	697	12.03	8,386	2.03%		8.40%
2018	0.25%	400	11.09	4,439	2.21%	-0.45%
2017	0.25% to 0.40%	338	10.17 to 11.14	3,767	2.08%	1.70% to	3.24%
2016	0.25%	208	10.79	2,246	1.76%		2.27%
2015	0.25%	63	21.31	669	0.00%	-1.95%****
Vanguard VIF Total International Stock Market Index (VVTISI)
2019	0.25%	25	10.76	266	0.00%		7.64%****
Vanguard VIF Total Stock Market Index (VVTSM)
2019	0.25%	342	18.76	6,417	1.33%	30.42%
2018	0.25%	231	14.38	3,318	1.40%	-5.58%
2017	0.25% to 0.40%	171	11.27 to 15.23	2,604	1.55%	12.70% to 20.68%
2016	0.25%	76	12.62	963	1.41%	12.28%
2015	0.25%	60	22.73	676	0.00%	-2.18%****

Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)

2019	0.00%	5	22.87	109	1.72%	27.42%
2018	0.00%	5	17.95	81	3.04%	-6.51%
2017	0.00% to 0.15%	2	10.47 to 19.20	36	1.62%	4.70% to 5.96%
2016	0.00%	1	18.12	24	1.88%	6.84%
2015	0.00%	1	33.68	18	2.52%	1.44%****

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract	Units	Unit	Owners' Equity	Income	Total
	Expense Rate*	(000's)	Fair Value	(000's)	Ratio**	Return***
Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)
2019	0.00%	24	14.90	358	6.00%	10.47%
2018	0.00%	9	13.49	119	3.38%	-2.67%
2017	0.00% to 0.15%	10	10.29 to 13.86	133	5.84%	2.90% to 6.70%
Wells Fargo VT Discovery (SVDF)
2019	0.00%	4	55.39	242	0.00%	39.02%
2018	0.00%	5	39.84	191	0.00%	-7.07%
2017	0.00% to 0.15%	6	11.35 to 42.87	251	0.00%	13.50% to 29.13%
2016	0.00%	6	33.20	188	0.00%	7.65%
2015	0.00%	3	64.42	107	0.00%	-8.16%****
Westchester Merger Fund VL (MGRFV)
2019	0.00%	25	13.34	330	0.95%	6.17%
2018	0.00%	61	12.56	762	1.38%	7.08%
2017	0.00% to 0.15%	23	10.09 to 11.73	268	0.00%	90.00% to 2.53%
2016	0.00%	14	11.44	162	0.89%	2.51%
2015	0.00%	9	22.58	95	8.57%	-2.28%****
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)
2016	0.00%	0	21.25	7	0.00%	27.32%
Janus Henderson Global Unconstrained Bond - Serv (JGUBSV)
2018	0.00%	9	9.99	91	2.29%	-3.76%
2017	0.00% to 0.15%	10	10.05 to 10.38	104	6.59%	0.50% to 1.67%
Lord Abbett International Opportunities (LOIOVC)
2018	0.00%	11	11.62	127	0.62%	-23.65%
2017	0.00% to 0.15%	10	12.02 to 15.22	149	1.37%	20.20% to 39.25%
2016	0.00% to -	8	10.93	85	1.01%	-4.29%
2015	0.00% to -	7	11.42	79	1.47%	-1.21%****
Invesco Oppenheimer V.I. Global Multi-Alternatives - Cl 2 (OVGMAS)
2018	0.00%	2	9.62	22	0.00%	-3.32%
2019		Contract Owners' Equity (in 000's):				$143,078
2018		Contract Owners' Equity (in 000's):				$96,447
2017		Contract Owners' Equity (in 000's):				$82,197
2016		Contract Owners' Equity (in 000's):				$40,001
2015		Contract Owners' Equity (in 000's):				$15,586

*This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end. For the years ended December 31, 2019 and 2018, maximum total return is presented using the minimum expense ration unit value from the prior year and is defined as the percentage change of unit values from the beginning of the period presented to the end of the year presented.

****Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Jefferson National Life Insurance Company)

2019 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

FOR THE YEAR ENDED DECEMBER 31, 2019

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Independent Auditors' Report

The Board of Directors

Jefferson National Life Insurance Company of New York:

We have audited the accompanying financial statements of Jefferson National Life Insurance Company of New York (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services ("NYSDFS"). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the NYSDFS, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations, or its cash flows for each of the years in the three-year period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the NYSDFS described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments – Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission's Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

April 21, 2020

2

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2019	2018
Admitted assets
Invested assets
Bonds	$5,017	$6,066
Stocks	103	103
Cash, cash equivalents and short-term investments	1,860	808

Total invested assets	$6,980	$6,977
Accrued investment income	33	42
Deferred federal income tax assets, net	167	128
Other assets	380	54
Separate account assets	143,078	96,457

Total admitted assets	$150,638	$103,658
Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$617	$—
Due to parent and affiliates	11	203
Asset valuation reserve	13	15
Other liabilities	207	421
Separate account liabilities	143,078	96,457

Total liabilities	$143,926	$97,096
Capital and surplus
Capital shares ($1.00 par value; authorized - 2,000,000 shares, issued and outstanding – 2,000,000
shares)	$2,000	$2,000
Additional paid-in capital	5,649	5,649
Unassigned deficit	(937)	(1,087)

Total capital and surplus	$6,712	$6,562

Total liabilities, capital and surplus	$150,638	$103,658

See accompanying notes to statutory financial statements.

3

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Operations

	Years ended December 31,
(in thousands)	2019	2018	2017
Revenues
Premiums and annuity considerations	$36,425	$26,740	$38,556
Net investment income	135	141	138
Amortization of interest maintenance reserve	(3)	(4)	(4)
Other revenue	198	156	214

Total revenues	$36,755	$27,033	$38,904

Benefits and expenses
Benefits to policyholders and beneficiaries	$8,306	$6,386	$3,179
General, administrative and other expenses	191	399	444
Taxes, licenses and fees	31	27	86
Net transfers to separate accounts	28,121	20,351	35,377

Total benefits and expenses	$36,649	$27,163	$39,086
Income (loss) before federal income tax expense and net realized capital losses on
investments	$106	$(130)	$(182)
Federal income tax expense	—	115	149

Income (loss) before net realized capital losses on investments	$106	$(245)	$(331)
Net realized capital losses on investments, net of federal income tax expense of $0,
$16 and $0 in 2019, 2018 and 2017 respectively, and excluding $0, $(4) and $(3)
of net realized capital (losses) gains transferred to the interest maintenance reserve in 2019, 2018 and 2017, respectively
and transfers to the interest maintenance reserve	—	(17)	—

Net Income (loss)	$106	$(262)	$(331)

See accompanying notes to statutory financial statements.

4

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

		Additional
	Capital	paid-in	Unassigned	Capital and
(in thousands)	shares	capital	deficit	surplus

Balance as of December 31, 2016	$2,000	$5,649	$(550)	$7,099
Net loss	—	—	(331)	(331)
Change in asset valuation reserve	—	—	(4)	(4)
Change in deferred income taxes	—	—	10	10
Change in nonadmitted assets	—	—	5	5

Balance as of December 31, 2017	$2,000	$5,649	$(870)	$6,779
Net loss	—	—	(262)	(262)
Change in asset valuation reserve	—	—	1	1
Change in deferred income taxes	—	—	109	109
Change in nonadmitted assets	—	—	(65)	(65)

Balance as of December 31, 2018	$2,000	$5,649	$(1,087)	$6,562
Net income	—	—	106	106
Change in asset valuation reserve	—	—	2	2
Change in deferred income taxes	—	—	86	86
Change in nonadmitted assets	—	—	(44)	(44)

Balance as of December 31, 2019	$2,000	$5,649	$(937)	$6,712

See accompanying notes to statutory financial statements.

5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Cash Flow

	Years ended December 31,
(in thousands)	2019	2018	2017
Cash flows from operating activities:
Premiums collected	$36,425	$26,740	$38,556
Net investment income	175	192	205
Other revenue	198	157	214
Policy benefits and claims paid	(8,306)	(6,386)	(3,179)
Commissions, operating expenses and taxes, other than federal income tax	(221)	(502)	(530)
Net transfers to separate accounts	(28,122)	(20,352)	(35,377)
Federal income taxes recovered (paid)	48	(147)	(44)

Net cash provided by (used in) operating activities	$197	$(298)	$(155)
Cash flows from investing activities:
Proceeds from investments sold, matured or paid:
Bonds	$1,019	$1,099	$338

Total Investment proceeds	$1,019	$1,099	$338
Cost of investments acquired:
Bonds	$—	$(974)	$—

Total Investments acquired	$—	$(974)	$—

Net cash provided by investing activities	$1,019	$125	$338
Cash flows from financing activities and miscellaneous sources:
Net change in deposits on deposit-type contract funds and other insurance liabilities	$617	$—	$—
Other cash (used) provided	(781)	466	(424)

Net cash (used in) provided by financing activities and miscellaneous sources	$(164)	$466	$(424)
Net increase (decrease) in cash, cash equivalents and short-term investments	$1,052	$293	$(241)
Cash, cash equivalents and short-term investments at beginning of year	808	515	756

Cash, cash equivalents and short-term investments at end of year	$1,860	$808	$515

See accompanying notes to statutory financial statements.

6

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

(1)Nature of Operations

Jefferson National Life Insurance Company of New York ("JNLNY" or "the Company") was incorporated in 2014 and is a New York domiciled stock life insurance company. The Company is a member of the Nationwide group of companies ("Nationwide"), which is comprised of Nationwide Mutual Insurance Company ("NMIC") and all of its subsidiaries and affiliates.

The Company is licensed only in New York and is a wholly-owned subsidiary of Jefferson National Life Insurance Company ("JNL"), an insurance company incorporated in the State of Texas, and a wholly-owned subsidiary of Jefferson National Financial Corp ("JN Financial"), an insurance holding company incorporated in the state of Delaware. On March 1, 2017, Nationwide Life Insurance Company ("NLIC") acquired all of the stock of JN Financial which resulted in JN Financial becoming a wholly-owned subsidiary of NLIC. NLIC is a wholly-owned subsidiary of Nationwide Financial Services, Inc. ("NFS"), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company markets one product, a flat insurance fee variable annuity called Monument Advisor to the New York market, primarily sold by independent registered investment advisors and other fee-based advisors.

The Company is subject to regulation by New York, the state in which it is domiciled and transacts business. The Company is subject to periodic examinations by the New York State Department of Financial Services ("NYSDFS").

As of December 31, 2019, and 2018, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, or distribution source in which a single event could cause a severe impact on the Company's financial position after considering insurance risk that has been transferred to external reinsurers.

(2)Summary of Significant Accounting Policies Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the NYSDFS. Insurance companies domiciled in New York are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by NYSDFS ("NY SAP"). There were no significant differences between NY SAP and NAIC SAP that affected the financial statements of JNLNY. NYSDFS has the right to permit specific practices that deviate from prescribed practices. There were no such permitted practice waivers requested by JNLNY in 2019 and 2018.

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles ("GAAP"), including the following practices:

Financial Statements

•Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•an asset valuation reserve ("AVR") is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•an interest maintenance reserve ("IMR") is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

•the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

7

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

•costs related to successful policy acquisitions are charged to operations in the year incurred;

•negative cash balances are reported as negative assets;

•certain income and expense items are charged or credited directly to capital and surplus;

•the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

•the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•Deposits to investment contracts and limited payment contracts are included in revenue; and

•future policy benefit reserves are based on statutory requirements.

Investments

•Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of "6", which are stated at the lower of amortized cost or fair value;

•investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of "4" through "6", which are stated at the lower of amortized cost or fair value;

•other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

•gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Federal Income Taxes

•Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

•uncertain tax positions are subject to a "more likely than not" standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by NYSDFS. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions.

Separate Accounts

Separate account assets represent contractholders' funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately- registered and non-registered mutual funds, whose fair value is primarily based on the funds' net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

8

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of "6", which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of "4" through "6", which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security's amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services' methodologies, pricing from additional sources, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the duration and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than- temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security's effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company's ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

9

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds. The Company carries short- term investments at amortized cost which approximates fair value.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company's view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate ("LIBOR"), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management's best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds and loan-backed and structured securities sold. The IMR is applied as follows:

•For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•the bond must never have been classified as a default security; and

•for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five- year bands.

10

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service ("IRS") examinations and other tax-related matters for all open tax years.

Subsequent Events

The Company evaluated subsequent events through April 21, 2020, the date the statutory financial statements were issued.

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to its operations and financial condition.

11

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

(3)Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

			Separate	Separate
	General		account with	account non-
(in thousands)	account		guarantees	guaranteed	Total	% of Total
December 31, 2019
Subject to discretionary withdrawal:
At fair value		—	—	143,078	143,078	100.00%

Total with market value adjustment or at fair value		$—	$—	$143,078	$143,078	100.00%

Total, gross		$—	$—	$143,078	$143,078	100.00%
Total, net		$—	$—	$143,078	$143,078

December 31, 2018
Subject to discretionary withdrawal:
At fair value		$—	$—	$96,457	$96,457	100.00%

Total with market value adjustment or at fair value		$—	$—	$96,457	$96,457	100.00%

Total, gross		$—	$—	$96,457	$96,457	100.00%
Total, net		$—	$—	$96,457	$96,457
	12

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-
(in thousands)	account	guarantees	guaranteed	Total	% of Total

December 31, 2019
Subject to discretionary withdrawal:
At fair value	$—	$—	$—	$—	0.00%

Total with market value adjustment or at fair value	$—	$—	$—	$—	0.00%
At book value without adjustment (minimal or no
charge or adjustment)	617	—	—	617	100.00%

Total, gross	$617	$—	$—	$617	100.00%

Total, net	$617	$—	$—	$617
December 31, 2018
Subject to discretionary withdrawal:
At fair value	$—	$—	$—	$—	0.00%

Total with market value adjustment or at fair value	$—	$—	$—	$—	0.00%
At book value without adjustment (minimal or no
charge or adjustment)	—	—	—	—	0.00%

Total, gross	$—	$—	$—	$—	0.00%
Total, net	$—	$—	$—	$—

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

		December 31,
(in thousands)	2019	2018
Life, accident and health annual statement:
Deposit-type contracts	617	—
Subtotal	$617	$—
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life
contingencies)	143,078	96,457

Subtotal	$143,078	$96,457
Total annuity actuarial reserves and deposit fund
liabilities, net	$143,695	$96,457
13

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

(4)Separate Accounts

The Company's separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2019		December 31, 2018
		Separate		Separate
	Legally	account assets	Legally	account assets
	insulated	(not legally	insulated	(not legally
(in thousands)	assets	insulated)	assets	insulated)

Product / Transaction:
Individual Annuities	$143,078	$—	$96,457	$—

Total	$143,078	$—	$96,457	$—

The Company does not engage in securities lending transactions within its separate accounts.

All separate accounts held by the Company relate to individual variable annuity of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed. No guaranteed benefits were offered on the variable annuity contracts in 2019 and 2018.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

		Nonindexed
		guarantee	Nonindexed	Nonguaranteed
		less than or	guarantee	separate
(in thousands)	Indexed	equal to 4%	more than 4%	accounts	Total

December 31, 2019
Premiums, considerations or deposits	$—	$—	$—	$36,324	$ 36,324
Reserves
For accounts with assets at:
Fair value	$—	$—	$—	$143,078	$143,078
Total reserves	$ —	$—	$—	$143,078	$143,078

By withdrawal characteristics:
At fair value	—	—	—	143,078	143,078
Total reserves	$ —	$—	$—	$143,078	$143,078
		Nonindexed
		guarantee	Nonindexed	Nonguaranteed
		less than or	guarantee	separate
(in thousands)	Indexed	equal to 4%	more than 4%	accounts	Total

December 31, 2018
Premiums, considerations or deposits	$ —	$—	$—	$26,842	$26,842

Reserves
For accounts with assets at:
Fair value	$—	$—	$—	$96,457	$96,457

Total reserves	$ —	$—	$—	$96,457	$96,457

By withdrawal characteristics:
At fair value	—	—	—	96,457	96,457

Total reserves	$ —	$—	$—	$96,457	$96,457

14

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

		December 31,
(in thousands)	2019	2018	2017
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$36,323	$26,842	$38,556
Transfers from separate accounts	8,304	6,388	3,214

Net transfers to separate accounts	$28,019	$20,454	$35,342
Reconciling adjustments:
Fees not included in general account transfers	—	2	35
Exchange accounts offsetting in the general account	102	(105)	—
Transfers as reported in the statutory statements of
operations	$28,121	$20,351	$35,377

(5)Investments Bonds

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds, as of the dates indicated:

		Fair value in	Carrying value
		excess of	in excess of
(in thousands)	Carrying value	carrying value	fair value	Fair value

December 31, 2019
Bonds:
U.S. Government	$2,992	$52	$1	$3,043
Special revenues	100	1	—	101
Industrial and miscellaneous	1,721	58	—	1,779
Loan-backed and structured securities	204	9	—	213

Total bonds	$5,017	$120	$1	$5,136
Preferred stocks	103	—	1	102
Total stocks	103	—	1	102
Total bonds and stocks	$5,120	$120	$2	$5,238

December 31, 2018
Bonds:
U.S. Government	$3,712	$—	$50	$3,662
Special revenues	100	—	5	95
Industrial and miscellaneous	2,031	1	68	1,964
Loan-backed and structured securities	223	—	2	221
Total bonds	$6,066	$1	$125	$5,942
Preferred stocks	103	—	5	98
Total stocks	103	—	5	98
Total bonds and stocks	$6,169	$1	$130	$6,040

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $195 and $201 as of December 31, 2019 and 2018, respectively.

15

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2019. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$603	$603
Due after one year through five years	2,324	2,343
Due after five years through ten years	1,786	1,870
Due after ten years	100	107
Total bonds excluding loan-backed and structured
securities	$4,813	$4,923
Loan-backed and structured securities	204	213

Total bonds	$5,017	$5,136

The following table summarizes the fair value and unrealized losses on bonds (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one
		year		More than one year			Total
	Fair	Unrealized		Fair	Unrealized	Fair	Unrealized
(in thousands)	value		losses	value	losses	value		losses

December 31, 2019
Bonds:
U.S Government	$—		$—	$1,011	$1	$1,011		$1
Special revenues	—		—	—	—	—		—
Industrial and miscellaneous	—		—	—	—	—		—
Loan-backed and structured securities	—		—	—	—	—		—
Total bonds	$—		$—	$1,011	$1	$1,011		$1
Preferred stocks	103		1	—	—	103		1

Total bonds and stocks	$103		$1	$1,011	$1	$1,114		$2
December 31, 2018
Bonds:
U.S Government	$975		$2	$2,687	$48	$3,662		$50
Special revenues	—		—	95	5	95		5
Industrial and miscellaneous	677		28	1,187	40	1,864		68
Loan-backed and structured securities	203		2	19	—	222		2

Total bonds	$1,855		$32	$3,988	$93	$5,843		$125

Preferred stock	$99		$5	—	$—	$99		$5

Total bonds and stocks	$1,954		$37	$3,988	$93	$5,942		$130

As of December 31, 2019, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than- temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2019 and 2018.

16

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

		December 31,
(in thousands)	2019	2018	2017
Bonds
	$128	$135	$152
Preferred stock	5	5	—
Other	6	6	2
Gross investment income	$139	$146	$154
Investment expenses	(4)	(5)	(16)

Net investment income	$135	$141	$138

No investment income due and accrued was nonadmitted as of December 31, 2019 and 2018.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

		December 31,
(in thousands)	2019	2018	2017
Gross gains on sales
	$—	$—	$—
Gross losses on sales	—	(5)	(3)

Net realized losses on sales	$—	$(5)	$(3)
Tax expense	—	16	—
Net realized capital losses, net of tax	$—	$(21)	$(3)
Less: Realized losses transferred to the IMR	—	(4)	(3)

Net realized capital losses, net of tax and transfers to the IMR	$—	$(17)	$—

For the year ended December 31, 2019, 2018 and 2017, all gross realized gains and losses on sales and other-than-temporary impairments were related to bonds.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2019, 2018 and 2017.

17

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

(6)Fair Value Measurements

The following table summarizes assets held at fair value as of December 31, 2019 and 2018:

(in thousands)	Level 1	Level 2	Level 3	Total

December 31, 2019
Assets
Separate account assets	$143,078	$ —	$ —	$143,078

Assets at fair value	$143,078	$ —	$ —	$143,078

December 31, 2018
Assets
Separate account assets	$ 96,457	$ —	$ —	$ 96,457
Assets at fair value	$ 96,457	$ —	$ —	$ 96,457

The following table summarizes the carrying value and fair value of the Company's assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described in Note 2.

			Fair value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2019
Assets
Bonds	$3,043	$2,093	$ —	$5,136	$5,017
Stocks	—	102	—	102	103

Total assets	$3,043	$2,195	$ —	$5,238	$5,120
December 31, 2018
Assets
Bonds	$3,662	$2,280	$ —	$5,942	$6,066
Stocks	—	98	—	98	103
Total assets	$3,662	$2,378	$ —	$6,040	$6,169
	18

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

(7)Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act ("the Act") was signed into law and was effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. As of December 31, 2017, the unfavorable impact to capital and surplus as a result of the remeasurement of the gross deferred tax assets and liabilities was partially offset by the favorable change in non-admitted assets. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions may adversely affect the Company's future effective tax rate, taxable income and income tax expense.

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2019
(in thousands)	Ordinary	Capital	Total

Total gross deferred tax assets	$428	$ —	$428
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$428	$ —	$428
Less: Deferred tax assets nonadmitted	255	—	255

Net admitted deferred tax assets	$173	$ —	$173
Less: Deferred tax liabilities	—	6	6

Net admitted deferred tax assets	$173	$(6)	$167
	December 31, 2018
(in thousands)	Ordinary	Capital	Total

Total gross deferred tax assets	$343	$ —	$343
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	$343	$ —	$343
Less: Deferred tax assets nonadmitted	208	—	208

Net admitted deferred tax assets	$135	$ —	$135
Less: Deferred tax liabilities	—	7	7

Net admitted deferred tax assets	$135	$(7)	$128

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2019	2018	Change
Adjusted gross deferred tax assets
	$428	$343	$85
Total deferred tax liabilities	6	7	(1)

Net deferred tax assets	$422	$336	$86
Less: Tax effect of unrealized gains			—
Change in deferred income tax			$86
	19

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

		December 31, 2019
(in thousands)	Ordinary	Capital	Total

Adjusted gross deferred tax assets expected to be realized1	$167	$ —	$167
Adjusted gross deferred tax assets offset against existing gross deferred tax
liabilities	6	—	6

Admitted deferred tax assets	$173	$ —	$173
		December 31, 2018
(in thousands)	Ordinary	Capital	Total

Adjusted gross deferred tax assets expected to be realized1	$128	$ —	$128
Adjusted gross deferred tax assets offset against existing gross deferred tax
liabilities	7	—	7

Admitted deferred tax assets	$135	$ —	$135

1Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2019 and 2018, the threshold limitation for adjusted capital and surplus was $982 and $1,000, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $6,545 and $6,433 as of December 31, 2019 and 2018, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 10,758% and 12,303% as of December 31, 2019 and 2018, respectively.

There was no impact of tax planning strategies for the Company as of December 31, 2019 and 2018. The Company's tax planning strategies do not include the use of reinsurance.

There were no temporary differences for which deferred tax liabilities were not recognized.

20

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

		December 31,
(in thousands)	2019	2018	Change
Deferred tax assets
Ordinary:
Deferred acquisition costs	$365	$320	$45
Tax credit carry-forward	63	23	40
Subtotal	$428	$343	$85
Nonadmitted	$255	$208	$47

Admitted ordinary deferred tax assets	$173	$135	$38
Admitted deferred tax assets	$173	$135	$38
Deferred tax liabilities
Capital:
Investments	$6	$7	$(1)
Subtotal	$6	$7	$(1)

Deferred tax liabilities	$6	$7	$(1)

Net deferred tax assets	$167	$128	$39

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on management's analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2019 and 2018.

21

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table summarizes the Company's income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

		December 31,
(in thousands)	2019	2018	2017
Current income tax expense	$—	$131	$149
Change in deferred income tax (without tax on unrealized gains and losses)	(86)	(109)	(10)

Total income tax (benefit) expense reported	$(86)	$22	$139
Income (loss) before income and capital gains taxes	$106	$(131)	$(181)
Federal statutory tax rate	21%	21%	35%

Expected income tax expense (benefit) at statutory tax rate	$22	$(28)	$(63)
Decrease (increase) in actual tax reported resulting from:
Dividends received deduction	(39)	(35)	(2)
Amortization of interest maintenance reserve	—	—	1
Tax credit	(67)	(47)	—
Impact of enacted tax law changes1	—	—	151
Other	(2)	132	52

Total income tax (benefits) expense reported	$(86)	$22	$139

1Represents the remeasurement of deferred tax assets and liabilities as a result of the Act.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2019:

(in thousands)	Amount	Origination	Expiration
Foreign tax credit
	$18	2018	2028
Foreign tax credit	$45	2019	2029

The amount of federal income tax expense available for recoupment in the event of future net losses was $16 as of December 31, 2019 and 2018. The Company does not have federal income tax expense available for recoupment in the event of future net losses as of December 31, 2017.

For the period ended March 1, 2017, the Company was included in a consolidated federal income tax return with its parent, JNL and its parent, JN Financial and its subsidiaries, JNF Advisors, Inc. ("JNA") and Jefferson National Securities Corporation ("JNSC"). The Company had a written agreement, approved by the Company's Board of Directors, which set forth the manner in which the total combined federal income tax was allocated to each entity which was a party to the consolidation. Pursuant to this agreement, the Company had the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur, or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

Effective March 2, 2017, the Company began filing a consolidated federal income tax return with its parent JNL. On that date, the Company became subject to a tax allocation agreement which was approved by its Board of Directors. Under this agreement, the method of allocation among the companies is based upon separate return calculations with current benefits and tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2019 and 2018.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

(8)Transactions with Affiliates

Effective April 1, 2015, the Company entered into a service agreement with JN Financial, which covered certain general and administrative expenses. As of July 1, 2019, the Company entered into an Administrative Services Agreement with NMIC, covering certain expenses included within general, administrative and other expenses on the statements of operations. During 2019, 2018 and 2017, the Company's operating expenses allocated under this agreement was $417, $613 and $364, respectively.

Effective April 1, 2015, the Company entered into a Distribution Agreement with its affiliate, JNSC. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2019, 2018 and 2017 under this agreement was $35, $19 and $52, respectively.

22

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

JNA, a subsidiary of JN Financial, has served as the advisor for certain variable insurance trust mutual funds offered by the Company through its variable annuity products. Effective December 31, 2019, JNA was merged into the parent company, JN Financial.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

During 2019 and 2018, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

On February 11, 2020, the Company entered into an unsecured promissory note and revolving line of credit agreement with NLIC whereby the Company can borrow up to $5,000. No amounts were drawn on the note as of the issuance date.

(9)Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company's financial position.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(10)Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital ("RBC") model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company's total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of New York, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

Dividends to shareholders are limited by state insurance laws. Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Company's statutory capital and surplus as of December 31, 2019 was $6,712, and the statutory net gain from operations before realized capital gains or losses and federal income taxes for 2019 was $106. Due to the Company's unassigned deficit as of December 31, 2019, any dividend paid by the Company in 2020 would require regulatory approval.

23

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Schedule I Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2019 (in thousands)

Column A	Column B	Column C	Column D
			Amount at which is
			shown in the statutory
			statements of admitted
			assets, liabilities,
Type of investment	Cost	Fair value	capital and surplus
Bonds:
U.S. Treasury securities and obligations of U.S.
Government corporations	$2,992	$3,043	$2,992
U.S government and agencies	—	—	—
Obligations of states and political subdivisions	100	101	100
Public utilities	204	204	204
All other corporate, mortgage-backed and asset-
backed securities	1,721	1,788	1,721

Total bonds	$5,017	$5,136	$5,017
Common stocks:
Nonredeemable preferred stocks	103	102	103

Total stocks	$103	$102	$103
Cash and cash equivalents	1,860		1,860

Total invested assets	$6,980		$6,980

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

24

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Schedule IV Reinsurance

As of December 31, 2019, 2018 and 2017 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Percentage
			Assumed		of amount
		Ceded to other	from other		assumed
	Gross amount	companies	companies	Net amount	to net
2019
Life insurance in force	$—	$—	$—	$—	—
Life insurance premiums1	$—	$—	$—	$—	—
2018
Life insurance in force	$—	$—	$—	$—	—
Life insurance premiums1	$—	$—	$—	$—	—
2017
Life insurance in force	$—	$—	$—	$—	—
Life insurance premiums1	$—	$—	$—	$—	—

1Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

25

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2019, 2018 and 2017 (in thousands)

Column A		Column B		Column C	Column D	Column E
		Balance at	Charged to	Charged to		Balance at
		beginning	costs and	other		end of
Description		of period	expenses	accounts	Deductions	period
2019
Valuation allowances - mortgage loans		$—	$—	$—	$—	$—
Valuation allowances - net deferred tax assets		—	—	—	—	—
2018
Valuation allowances - mortgage loans		$—	$—	$—	$—	$—
Valuation allowances - net deferred tax assets		—	—	—	—	—
2017
Valuation allowances - mortgage loans		$—	$—	$—	$—	$—
Valuation allowances - net deferred tax assets		—	—	—	—	—
26

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

A)Financial Statements

1)Jefferson National Life of New York Annuity Account 1: Report of Independent Registered Public Accounting Firm.

Statements of Assets, Liabilities and Contract Owners' Equity as of December 31, 2019. Statements of Operations for the year ended December 31, 2019.

Statements of Changes in Contract Owners' Equity for the years ended December 31, 2019 and 2018. Notes to Financial Statements.

2)Jefferson National Life Insurance Company of New York: Independent Auditors' Report.

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2019 and 2018. Statutory Statements of Operations for the years ended December 31, 2019, 2018 and 2017.

Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2019, 2018 and 2017.

Statutory Statements of Cash Flow for the years ended December 31, 2019, 2018 and 2017.

Notes to Statutory Financial Statements.

(B)Exhibits

(1)Resolutions of the Board of Directors

(a)Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account – Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.

(2)Not Applicable.

(3)Underwriting or Distribution Contracts.

(a)Distribution Agreement.

(i)Distribution Agreement dated April 1, 2015 between Jefferson National Life Insurance Company of New York and Jefferson National Securities Corporation – Filed previously with Post-Effective Amendment No. 5 on April 29, 2019 (333-198590) and hereby incorporated by reference.

(4) Variable Annuity Contracts.

(a)Form of Policy Form - Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.

(b)Form of IRA Endorsement - Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.

(c)Form of Roth IRA Endorsement - Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.

(5) Applications.

1

(a)Form of Annuity Application - Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333- 198590) and hereby incorporated by reference.

(6)Certificates of Incorporation.

(a)Certified Declaration of Intention and Charter of Jefferson National Life Insurance Company of New York – Filed previously with Post-Effective Amendment No. 5 on April 29, 2019 (333-198590) and hereby incorporated by reference.

b)Amended and Restated By-Laws of Jefferson National Life Insurance Company of New York – Filed previously with Post-Effective Amendment No. 5 on April 29, 2019 (333-198590) and hereby incorporated by reference.

(7)Not Applicable.

(8)Participation Agreements.

(a)Form of Amendment dated January 1, 2015 to Participation Agreement among The Alger American Fund, Fred Alger & and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(b)Form of Amendment dated January 1, 2015 to Participation Agreement dated January 1, 2015 by and among Jefferson National Securities Corporation, Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(c)Form of Amendment dated November 10, 2014 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc. And ALPS Advisors, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(d)Form of Amendment dated October 1, 2014 to Participation Agreement dated November 15, 1997 by and between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York and American Century Investment Services, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(e)Form of Amendment dated December 2, 2014 to Participation Agreement dated November 13, 2013 between Jefferson National Life Insurance Company, American Funds Distributors, American Funds Services Company and American Funds Insurance series – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(f)Form of Participation Agreement dated Dec 17, 2014 by and among Blackrock Variable Series Funds, Blackrock Investments, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(g)

2

(i)Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(ii)Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333- 198590) and hereby incorporated by reference.

(h)Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2000 between Jefferson National Life Insurance Company, Columbia Funds Variable Series Trust, and Columbia Management Investment Advisers – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(i)Form of Amendment dated December 9, 2014 to Participation Agreement dated May 1, 2006 by and among Jefferson National Life Insurance Company, Credit Suisse Trust, and Credit Suisse Asset Management Securities Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(j)Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2005 among The Direxion Insurance Trust, Rafferty Asset Management, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(k)Form of Amendment dated November 20, 2014 to Participation Agreement dated August 27, 2010 by and among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, DFA Investment Dimensions Group, Inc., and DFA Securities LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(l)Form of Participation Agreement dated January 12, 2015 between Jefferson National Life Insurance Company of New York and the Dreyfus Corporation – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(m)Form of Participation Agreement dated December 1, 2014 by and between Eaton Vance Variable Trust, Eaton Vance Distributors, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(n)Form of Participation Agreement dated February 1, 2015 among Federated Insurance Series, Federated Securities Corp, and Jefferson National Life Insurance Company of New York – Filed previously with Pre- Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(o)Form of Participation Agreement dated November 10, 2014 among Variable Insurance Products Funds, Fidelity Distributors Corporation and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

3

(p)Form of Participation Agreement dated January 1, 2015 by and among Jefferson National Life Insurance Company of New York, First Eagle Variable Funds, and FEP Distributors, LLC – Filed previously with Pre- Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(q)Form of Participation Agreement dated January 1, 2015 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(r)Form of Amendment dated December 2014 to Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(s)Form of Participation Agreement dated January 1, 2015 by and among Invesco Variable Insurance Funds, Invesco Distributors, Inc., Jefferson National Life Insurance Company, Jefferson National Life Insurance Company NY, and Jefferson National Securities Corporation – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(t)

(i)Form of Participation Agreement dated December 2014 by and between Jefferson National Life Insurance Company of New York, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(ii)Form of Amendment dated October 1, 2016 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.

(u)Form of Amendment dated January 1, 2015 to Participation Agreement dated February 1, 2001 between Janus Aspen Series, Janus Distributors, Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(v)Form of Participation Agreement dated January 1, 2014 by and among Jefferson National Life Insurance Company of New York, Lazard Asset Management Securities, and Lazard Retirement Series – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(w)

(i)Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2004 by and among Legg Mason Investor Services, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

4

(ii)Form of Amendment dated March 15, 2016 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York and Legg Mason Investor Services, LLC – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.

(x)Form of Participation Agreement dated December 1, 2014 by and between Lord Abbett Series Fund, Lord Abbett Distributor, and Jefferson National Life Insurance Company of New York – Filed previously with Pre- Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(y)Form of Amendment dated December 1, 2014 among The Merger Fund VL, Westchester Capital Management, Inc. and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(z)

(i)Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2007 among Jefferson National Life Insurance Company, Nationwide Variable Trust, and Nationwide Fund Distributors – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(ii)Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC, Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York dated May 1, 2017 – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.

(aa)Form of Amendment dated January 1, 2015 to Participation Agreement dated April 30, 1997 among Neuberger Berman Advisers Management Trust, Neuberger Berman Management LLC, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(bb)

(i)Form of Amendment dated December 2014 to Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(ii)Form of Amendment dated September 30, 2015 to Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.

(cc)Form of Amendment dated December 5, 2014 to Participation Agreement dated November 16, 2011 by and among Oppenheimer Variable Account Funds, Oppenheimer Funds, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

5

(dd)Form of Amendment dated January 1, 2015 to Participation Agreement by and among Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York, Pacific Investment Management Company, PIMCO Variable Insurance Trust and PIMCO Investments – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(ee)Form of Amendment dated December 2014 to Participation Agreement dated May 1, 2003 by and among Jefferson National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(ff)Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company, Profunds, Access One Trust, and Profund Advisors – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(gg)Form of Amendment dated November 10, 2014 to Participation Agreement dated November 12, 2010 by and among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Putnam Retail Management Limited Partnership and Putnam Variable Trust. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(hh)Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2003 by and among Jefferson National Life Insurance Company, Royce Capital Fund, and Royce & Associates, LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(ii)Form of Amendment dated November 18, 2014 to Participation Agreement dated July 27, 2011 among Rydex Variable Trust, SBL Fund, Rydex Distributors, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(jj)Form of Amendment dated November 2014 to Participation Agreement dated November 1, 2013 by and among SEI Insurance Products Trust, SEI Investments Distribution Co., and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(kk) Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2006 by and among Jefferson National Life Insurance Company and T. Rowe Price Investment Services – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(ll)Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2003 among Third Avenue Management LLC and Jefferson National Life Insurance Company – Filed previously with Pre- Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(mm)Form of Amendment dated January 1, 2015 to Participation Agreement dated September 2010 among Timothy Plan, Timothy Partners, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

6

(nn)Form of Amendment dated January 1, 2015 to Participation Agreement dated February 29, 2000 among Van Eck VIP Trust, Van Eck Associates, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(oo)Form of Participation Agreement dated February 2015 among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(pp)Form of Participation Agreement dated January 1, 2015 among Jefferson National Life Insurance Company of New York, Virtus Variable Insurance Trust and VP Distributors, LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(qq)Form of Participation Agreement dated January 1, 2015 among Wells Fargo Variable Trust, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(rr)Form of Participation Agreement dated June 1, 2015 among Jefferson National Life Insurance Company of New York, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.

(ss)Form of Participation Agreement dated December 11, 2015 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Columbia Funds Variable Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc.– Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.

(tt)Form of Participation Agreement dated September 30, 2015 between Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, John Hancock Variable Insurance Trust, and John Hancock Distributors, LLC – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.

(uu)Form of Participation Agreement dated October 1, 2015 among Jefferson National Life Insurance Company of New York, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., and JPMorgan Funds Management – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.

(vv)Form of Participation Agreement dated July 1, 2015 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Jefferson National Life Insurance Company of New York, and MFS Fund Distributors, Inc. – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.

(ww)Form of Participation Agreement dated October 31, 2016 between Northern Lights Fund Trust IV and Jefferson National Life Insurance Company of New York – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.

7

(xx)Form of Participation Agreement dated May 1, 2017 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Mainstay VP Funds Trust, and New York Life Investment Management LLC – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.

(9)Opinion and Consent of Counsel – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333- 198590) and hereby incorporated by reference.

(10)Consent of Independent Registered Public Accounting Firm – Attached hereto

(11)Not Applicable.

(12)Not Applicable.

(13)Power of Attorney – Attached hereto

Item 25. Directors and Officers of the Depositor

The business address of the Directors and Officers of the Depositor is:

One Nationwide Plaza, Columbus, Ohio 43215, unless otherwise noted.

President and Director	Craig A. Hawley (1)
Senior Vice President and Chief Financial Officer, Nationwide Financial and	Steven A. Ginnan
Director
Senior Vice President and Secretary	Denise L. Skingle
Vice President – Head of Taxation	Pamela A. Biesecker
Vice President – Annuities Marketing	Robert C. Borgert
Vice President and Assistant Treasurer	Timothy J. Dwyer
Vice President – Integrated Relationship Strategies	Rondal L. Ransom
Associate Vice President and Treasurer and Director	Joseph F. Vap (1)
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Secretary	Kathy R. Richards
Associate Vice President and Assistant Treasurer	David A. Connor
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President – Business Strategy – Nationwide Advisory Solutions	James K. Cameron (1)
Associate Vice President – Business Solutions Area – Nationwide Advisory	Jeffrey S. Chandler (1)
Solutions
Associate Vice President – Business Development – Nationwide Advisory	Ann M. Raible (1)
Solutions
Associate Vice President – Sales – Nationwide Advisory Solutions	Kevin P. Sullivan (1)
Assistant Secretary	Keith W. Hinze
Director	John L. Carter
Director	Eric S. Henderson
Director	John S. Lopes
Director	Timothy G. Frommeyer

(1) The business address of these Directors and Officers of the Depositor is: 10350 Ormsby Park Place, Louisville, Kentucky 40223.

8

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.

Jurisdiction
Company	of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for
companies within the Nationwide organization that offer or
distribute life insurance, long-term savings and retirement
products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for
Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and
dividend disbursing agent services to various mutual fund
entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred
compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and
investment adviser registered with the Securities and
Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of
Thrift Supervision in the United States Department of
Treasury to exercise deposit, lending, agency, custody
and fiduciary powers and to engage in activities
permissible for federal savings banks under the Home
Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain
securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company 2	Ohio	The corporation provides individual life insurance, group
and health insurance, fixed and variable annuity products
and other life insurance products.
Jefferson National Financial Corporation3	Delaware	A stock corporation. The corporation is the holding
company of Jefferson National Life Insurance Company,
Jefferson National Life Insurance Company of New York,
Jefferson National Securities Corporation, and JNF
Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company2,3	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of	New York	The company provides variable annuity products.
New York2,3
Jefferson National Life of New York Annuity		A separate account issuing variable annuity products.
Account 12,3
Jefferson National Securities Corporation3	Delaware	The company is a limited purpose broker-dealer and
distributor of variable annuities for Jefferson National Life
Insurance Company and Jefferson National Life Insurance
Company of New York.
MFS Variable Account2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.

9

Jurisdiction
Company	of Domicile	Brief Description of Business
Nationwide Variable Account-32,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-42,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-52,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-62,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-72,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-82,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-92,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-102,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-112,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-122,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-132,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-142,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-152,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 12,3	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account2,3	Ohio	A separate account issuing variable life insurance
policies.
Nationwide VLI Separate Account-22,3	Ohio	A separate account issuing variable life insurance
policies.
Nationwide VLI Separate Account-32,3	Ohio	A separate account issuing variable life insurance
policies.
Nationwide VLI Separate Account-42,3	Ohio	A separate account issuing variable life insurance
policies.
Nationwide VLI Separate Account-52,3	Ohio	A separate account issuing variable life insurance
policies.
Nationwide VLI Separate Account-62,3	Ohio	A separate account issuing variable life insurance
policies.
Nationwide VLI Separate Account-72,3	Ohio	A separate account issuing variable life insurance
policies.
Nationwide Provident VLI Separate Account 12,3	Pennsylvania	A separate account issuing variable life insurance
policies.
Nationwide Investment Services Corporation3	Oklahoma	This is a limited purpose broker-dealer and distributor of
variable annuities and variable life products for
Nationwide Life Insurance Company and Nationwide Life
and Annuity Insurance Company. The company also
provides educational services to retirement plan sponsors
and its participants.
Nationwide Financial Assignment Company3	Ohio	The company is an administrator of structured
settlements.
Nationwide Investment Advisors, LLC3	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC3	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance	Ohio	The company engages in underwriting life insurance and
Company2,3		granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account	Delaware	A separate account issuing variable annuity contracts.
A2,3
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance
policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance
policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance
policies.
Nationwide Provident VLI Separate Account	Delaware	A separate account issuing variable life insurance
A2,3		policies.
Olentangy Reinsurance, LLC3	Vermont	The company is a captive life reinsurance company.

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Jurisdiction
Company	of Domicile	Brief Description of Business
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of
credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates
third-party money management services for registered
investment advisors
Nationwide Fund Advisors4	Delaware	The trust acts as a registered investment advisor.

1

2

3

4

This subsidiary/entity is controlled by its immediate parent through contractual association.

This subsidiary/entity files separate financial statements.

Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.

This subsidiary/entity is a business trust.

Item 27. Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 29, 2020, was 18 and 455 respectively.

Item 28. Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

Jefferson National Securities Corporation ("JNSC")

a)Jefferson National Securities Corporation serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Jefferson National Life Annuity Account C	Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account E	Jefferson National Life of New York Annuity
Account 1
Jefferson National Life Annuity Account F

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b)Directors and Officers of JNSC:

JNSC's principal business address is 10350 Ormsby Park Place Louisville, KY 40223, except as indicated.

President and Director	Craig A. Hawley
Senior Vice President - Head of Taxation	Pamela A. Biesecker*
Vice President - Tax	Daniel P. Eppley*
Associate Vice President and Secretary	Kathy R. Richards*
Associate Vice President and Treasurer and Director	Joseph F. Vap
Associate Vice President and Assistant Secretary	Mark E. Hartman*
Associate Vice President and Assistant Treasurer	David E. Connor*
Associate Vice President and Assistant Treasurer	Hope C. Hacker*
Associate Vice President - Finance Controllership	Ewan T. Roswell*

*The principal business address for these designated individuals is One Nationwide Plaza, Columbus, Ohio 43215.

c)

	Net Underwriting	Compensation on
	Discounts and	Redemption or	Brokerage
Name of Principal Underwriter	Commissions	Annuitization	Commissions	Compensation
Jefferson National Securities Corporation . . . . . . . . . . . . . . . . . . . . . .	$0	$0	$0	$0

Item 30. Location of Accounts and Records

Steven A. Ginnan

Nationwide Life Insurance Company

One Nationwide Plaza

Columbus, OH 43215

Item 31. Management Services

Not Applicable

Item 32. Undertakings

The Registrant hereby undertakes to:

a)file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

b)include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

c)deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Jefferson National Life Insurance Company of New York represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Jefferson National Life Insurance Company of New York.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 27, 2020.

Jefferson National Life of New York Annuity Account 1

(Registrant)

Jefferson National Life Insurance Company of New

York

(Depositor)

By: /s/ Craig A. Hawley

Craig A. Hawley

Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 27, 2020.

TIMOTHY G. FROMMEYER

Timothy G. Frommeyer, Director

JOHN L. CARTER

John L. Carter, Director

ERIC S. HENDERSON

Eric S. Henderson, Director

CRAIG A. HAWLEY

Craig A. Hawley, Director

JOSEPH F. VAP

Joseph F. Vap, Director

STEVEN A. GINNAN

Steven A. Ginnan, Director

JOHN S. LOPES

John S. Lopes, Director

By /s/ Craig A. Hawley

Craig A. Hawley

Attorney-in-Fact

13